As filed with the Securities and Exchange                   File No. 33-41694
Commission on November 17, 1995                             File No. 811-6352
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 10
                                                    --
                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 16
                                              --

                           AETNA SERIES FUND, INC.
                           -----------------------
              (Exact Name of Registrant as Specified in Charter)

           151 Farmington Avenue RE4C, Hartford, Connecticut 06156
           -------------------------------------------------------
                   (Address of Principal Executive Offices)
                                (203) 273-7834
             (Registrant's Telephone Number, including Area Code)

                           Susan E. Bryant, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue RE4C, Hartford, Connecticut 06156
           -------------------------------------------------------
                   (Name and Address of Agent for Service)

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Approximate date of proposed public offering - as soon after effectiveness as is practicable


It is proposed that this filing will become effective (check appropriate space):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on ___________ pursuant to paragraph (b) of Rule 485

__X__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____ on ___________ pursuant to paragraph (a)(1) of Rule 485

_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____ on ___________ pursuant to paragraph (a)(2) of Rule 485

Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Aetna Series Fund, Inc. filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1994 on December 28, 1994.

                           AETNA SERIES FUND, INC.
                            Cross-Reference Sheet

Form N-1A
Item No.                                  Caption in Prospectus
--------                                  ---------------------
1.  Cover Page                            Cover Page
2.  Synopsis                              Highlights
                                          Fees Tables
3.  Condensed Financial Information       Financial Highlights
4.  General Description of Registrant     Description of the Funds
                                          Risk Factors and Other Considerations
                                          Investment Restrictions
5.  Management of the Fund                Management of the Funds
                                          Portfolio Management
5A. Management's Discussion of Fund       Financial Highlights
    Performance
6.  Capital Stock and Other Securities    General Information
                                          Fund Distributions
                                          Taxes
                                          Shareholder Services
7.  Purchase of Securities Being Offered  Management of the Funds
                                          Net Asset Value
                                          Shareholder Services
                                          Fees and Charges (Adviser Class
                                           Prospectus only)
8.  Redemption or Repurchase              Shareholder Services
                                          Fees and Charges (Adviser Class
                                           Prospectus only)
9.  Pending Legal Proceedings             Not applicable

                                          Caption in Statement of Additional
                                          Information
10. Cover Page                            Cover Page
11. Table of Contents                     Table of Contents
12. General Information and History       General Information and History
13. Investment Objectives and Policies    General Information and History
                                          Additional Investment Restrictions and
                                           Policies of the Funds
                                          Description of Various Securities and
                                           Investment Techniques
14. Management of the Registrant          Directors and Officers of the
                                           Company
15. Control Persons and Principal         Control Persons and Principal
     Holders of Securities                 Holders of the Funds

16. Investment Advisory and Other         The Investment Advisory Contract
     Services                             The Administrative Services Agreement
                                          Sub-advisory Agreements
17. Brokerage Allocation and Other        Brokerage Allocation
     Practices

18. Capital Stock and Other Securities    Description of Shares
19. Purchase, Redemption and Pricing      Sale and Redemption of Shares
     of Securities Being Offered          Net Asset Value
                                          Distribution Arrangements
20. Tax Status                            Tax Status
21. Underwriters                          Principal Underwriter
22. Calculation of Performance Data       Performance Information
23. Financial Statements                  Financial Statements

                             AETNA SERIES FUND, INC.
                                  Select Class

The Prospectus for the Aetna Series Fund, Inc. dated March 31, 1995 is amended as follows:

      1. The Aetna Tax-Free Fund is not offered by this prospectus. References to the Aetna Tax-Free Fund are deleted.

      2. All references to Dunedin Fund Managers, Ltd. are deleted.

         On Page 38, the first paragraph of the section entitled
         "Subadvisers" is deleted and replaced with the following:

         The Investment Adviser has engaged Aeltus as the sub-adviser to the Tax-Free Fund, Growth Fund and the Small Company Growth Fund. Aeltus Far East serves as the sub-adviser to the Asian Growth Fund pending its merger with the International Growth Fund. Aeltus is a Connecticut corporation located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aeltus is a wholly owned subsidiary of Aetna Life Insurance Company which is in turn owned by Aetna. Aeltus Far East has its principal place of business at 2 Pacific Place, 88 Queensway, Hong Kong. Each sub-adviser is registered as an investment adviser with the Commission.

      3. The following is added after the heading "Aetna Asian Growth Fund" on page 22:

         On September 29, 1995, the Board of Directors of the Aetna Series Fund, Inc. adopted a Plan of Reorganization and Liquidation on behalf of the Aetna Asian Growth Fund (the "Plan"). If the Plan is approved by the Asian Growth Fund shareholders, the Aetna International Growth Fund would acquire all of the assets of the Asian Growth Fund, the shareholders of the Asian Growth Fund would become shareholders of the International Growth Fund, and the Asian Growth Fund would be liquidated.

      4. The third paragraph on page 40 is deleted and replaced in its entirety by the following:

         Growth and Income Fund. Kevin M. Means, Portfolio Manager, ALIAC. Mr. Means has over eight years investment management experience. Before joining ALIAC in 1994 he was with INVESCO Capital Management, Inc. Vincent Fioramonti, who is responsible for Hong Kong transactions for this Fund, has been with ALIAC since 1994 and has over 7 years of international investment experience.

      5. Pages 7 through 15 are deleted in their entirety and replaced with the following:

Fee Tables
The following is provided to assist you in understanding the various expenses that you would bear directly or indirectly as an investor in the Funds. A complete description of expenses starts on page 36.

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                                  Select Class
                        Shareholder Transaction Expenses
                                                         Deferred        Sales Charge on
                                   Sales Charge on     Sales Charge         Dividend           Exchange
                                      Purchases       on Redemptions      Reinvestment           Fee
Money Market                            None               None               None               None
Government                              None               None               None               None
Bond                                    None               None               None               None
Aetna Fund                              None               None               None               None
Growth and Income                       None               None               None               None
Growth                                  None               None               None               None
Small Company Growth                    None               None               None               None
International Growth                    None               None               None               None
Asian Growth                            None               None               None               None

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                                  Select Class
                         Annual Fund Operating Expenses
                  (as a percentage of average daily net assets)
                                                                                       Total Fund Operating
                                                                                             Expenses
                                    Management /     Administrative Fee                 (after fee waiver /
                                    Advisory Fee     (after fee waiver)     Other             expense
                                 (after fee waiver)                        Expenses       reimbursement)
Money Market                           0.00%               0.10%            0.20%              0.30%
Government                             0.04%               0.25%            0.41%              0.70%
Bond                                   0.19%               0.25%            0.31%              0.75%
Aetna Fund                             0.80%               0.25%            0.27%              1.32%
Growth and Income                      0.68%               0.25%            0.10%              1.03%
Growth                                 0.70%               0.25%            0.47%              1.42%
Small Company Growth                   0.85%               0.25%            0.48%              1.58%
International Growth                   0.85%               0.25%            0.78%              1.88%
Asian Growth                           0.41%               0.25%            0.89%              1.55%

From time to time, the Investment Advisor may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.

The expenses shown above have been annualized based on the ten month period ended October 31, 1994 and reflect the most current fee waiver/expense arrangements as of the date of this Supplement. Fee waiver/expense arrangements are in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements currently limit the Total Fund Operating Expenses for these Funds at the amounts shown above. Without these arrangements, expenses would have been as follows: Money Market Fund's Management/Advisory Fees, Administrative Fees and Total Fund Operating Expenses would have been 0.40%, 0.25%, and 0.85%, respectively; Government Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.16%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.06%, respectively; and Asian Growth Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.14%, respectively.

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                                  Select Class
                                     Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                                       1 Year             3 Years           5 Years           10 Years
Money Market                             $ 3                $10               $ 17              $ 38
Government                                 7                 22                 39                87
Bond                                       8                 24                 42                93
Aetna Fund                                13                 42                 72               159
Growth and Income                         11                 33                 57               126
Growth                                    14                 45                 78               170
Small Company Growth                      16                 50                 86               188
International Growth                      19                 59                102               220
Asian Growth                              16                 49                 84               185

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown.

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                                  Adviser Class
                        Shareholder Transaction Expenses
                                                      Deferred Sales    Sales Charge on
                                   Sales Charge on       Charge on          Dividend          Exchange
                                      Purchases        Redemptions1       Reinvestment           Fee
Money Market                            None               1.0%               None              None
Government                              None               1.0%               None              None
Bond                                    None               1.0%               None              None
Aetna Fund                              None               1.0%               None              None
Growth and Income                       None               1.0%               None              None
Growth                                  None               1.0%               None              None
Small Company Growth                    None               1.0%               None              None
International Growth                    None               1.0%               None              None
Asian Growth                            None               1.0%               None              None

1 The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class shares. Direct purchases into the Money Market Fund are not subject to a sales charge on redemption. Investors may pay charges less than 1.0%, depending on the length of time the shares are held. Adviser Class shares of each Fund other than the Money Market Fund are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% of the value of average daily net assets of the Adviser Class. The Money Market Fund is subject to an annual service fee of 0.10% of the value of average daily net assets of its Adviser Class. See "Fees and Charges" in the Adviser class prospectus.

=============================================================================================================
                                  Adviser Class
                         Annual Fund Operating Expenses
                  (as a percentage of average daily net assets)
                                                                                               Total Fund
                                                                                           Operating Expenses
                            Management/Advisory  Administrative                                (after fee
                                Fee (after            Fee                                    waiver/expense
                               fee waiver)         (after fee       12b-1        Other       reimbursement)
                                                    waiver)          Fees      Expenses
Money Market                      0.00%              0.10%          0.00%        0.20%           0.30%
Government                        0.04%              0.25%          0.50%        0.66%           1.45%
Bond                              0.19%              0.25%          0.50%        0.56%           1.50%
Aetna Fund                        0.80%              0.25%          0.50%        0.52%           2.07%
Growth and Income                 0.68%              0.25%          0.50%        0.99%           2.42%
Growth                            0.70%              0.25%          0.50%        0.72%           2.17%
Small Company Growth              0.85%              0.25%          0.50%        0.54%           2.14%
International Growth              0.85%              0.25%          0.50%        0.81%           2.41%
Asian Growth                      0.41%              0.25%          0.50%        1.14%           2.30%

From time to time, the Investment Advisor may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.

The expenses shown above have been estimated based on annualized expenses for the period from inception of the class (April 15, 1994) through October 31, 1994 and reflect the most current fee waiver/expense arrangements as of the date of this Supplement. Fee waiver/expense arrangements are in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements currently limit the Total Fund Operating Expenses for these Funds at the amounts shown above. Without these arrangements, expenses would have been as follows: Money Market Fund's Management/Advisory Fees, Administrative Fees, Other Expenses and Total Fund Operating Expenses would have been 0.40%, 0.25%, 0.30%, and 0.95%, respectively; Government Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.91%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.81%, respectively; and Asian Growth Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.50%, respectively (2.89% actual expense reduced to comply with California state law).

-------------------------------------------------------------------------------------------------------------
                                  Adviser Class
                                     Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:

                                                     1 Year        3 Years        5 Years       10 Years
Money Market
   Redemption at end of each time period               $13            $15           $ 17           $ 38
   No Redemption                                         3             10             17             38
Government
   Redemption at end of each time period                25             51             79            174
   No Redemption                                        15             46             79            174
Bond
   Redemption at end of each time period                25             52             82            179
   No Redemption                                        15             47             82            179
Aetna Fund
   Redemption at end of each time period                31             70            111            240
   No Redemption                                        21             65            111            240
Growth and Income
   Redemption at end of each time period                35             80            129            276
   No Redemption                                        25             75            129            276
Growth
   Redemption at end of each time period                32             73            116            250
   No Redemption                                        22             68            116            250
Small Company Growth
   Redemption at end of each time period                32             72            115            247
   No Redemption                                        22             67            115            247
International Growth
   Redemption at end of each time period                34             80            129            275
   No Redemption                                        24             75            129            275
Asian Growth
   Redemption at end of each time period                33             77            123            264
   No Redemption                                        23             72            123            264

This example should not be considered an indication of past or future expenses.
Actual expenses may be greater or less than those shown. This example reflects, among other things, the application of the maximum Deferred Sales Charge imposed on adviser Class shares. Direct purchases into the Money Market Fund are not subject to the Deferred Sales Charge on redemption.
-------------------------------------------------------------------------------------------------------------

As noted above, each Fund has two classes, Adviser Class shares and Select Class shares. Because the expenses and sales charges vary between the classes, the performance of each class will vary. Registered representatives may receive different levels of compensation when selling shares of the Fund's classes. Additional information regarding each Fund's classes may be obtained by calling your representative or 1-800-367-7732.

Financial Highlights -- Select Class Shares
(for one outstanding share throughout each period)

The selected data presented below for, and as of the end of, each of the periods listed are derived from the financial statements of Aetna Series Fund, Inc. The financial statements as of April 30, 1995 (unaudited) are included in the SAI amendment dated December 1, 1995. The financial statements for the years ended December 31, 1993 and December 31, 1992 and for the 10-month period ended October 31, 1994 have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of October 31, 1994 and the financial highlights for the 10-month period ended October 31, 1994 and the years ended December 31, 1993 and December 31, 1992, and the independent auditors' report thereon, are included in the SAI.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

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                                    --------------------------------------------------------------------
                                                             Money Market Fund
                                    --------------------------------------------------------------------
                                       Six-month
                                     period ended       Ten-month
                                    April 30, 1995     period ended      Year ended       Year ended
                                      (unaudited)     Oct. 31, 1994     Dec. 31, 1993    Dec. 31, 1992
Net asset value, beginning of
period...........................      $    1.00             1.00              1.00             1.00
                                       ---------       ----------        ----------       ----------
Income from investment operations:
Net investment income............            .03              .03               .03              .04
Less distributions:
From net investment income.......           (.03)            (.03)             (.03)            (.04)
                                       ----------      -----------       -----------      -----------
Net asset value, end of period...      $    1.00             1.00              1.00             1.00
                                       =========       ==========        ==========       ==========

Total return.....................           2.86%            3.33%             3.29%            3.98%
Net assets, end of period (000's)      $ 184,790          161,756           107,844           36,522
Ratio of total expenses to
average net assets*..............           0.25%            0.21%             0.00%            0.00%
Ratio of net investment income to
average net assets*..............           5.77%            4.05%             3.33%            3.93%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............           0.86%            0.85%             0.95%            1.04%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........           5.16%            3.38%             2.38%            2.87%
Portfolio turnover rate..........            N/A              N/A               N/A              N/A

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    ----------------------------------
                                             Government Fund
                                    ----------------------------------
                                       Six-month
                                     period ended       Ten-month
                                    April 30, 1995     period ended
                                      (unaudited)     Oct. 31, 1994
Net asset value, beginning of
period...........................      $     9.41            10.00
                                       ----------       ----------
Income from investment operations:
Net investment income............             .32              .40
Net realized and change in
unrealized gain (loss)...........             .26             (.63)
                                       ----------       -----------
Total............................             .58             (.23)
Less distributions:
From net investment income.......            (.32)            (.36)
                                       -----------      -----------
Net asset value, end of period...      $     9.67             9.41
                                       ==========       ==========

Total return.....................            6.23%           (2.37)%
Net assets, end of period (000's)      $   19,240           26,110
Ratio of total expenses to
average net assets*..............            0.70%            0.41%
Ratio of net investment income to
average net assets*..............            6.83%            5.29%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............            1.14%            1.16%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........            6.38%            4.54%
Portfolio turnover rate..........           75.52%           43.63%

*Annualized

Per share data calculated using average number of shares outstanding throughout the period.

The Government Fund commenced operations on January 2, 1994.

                                    --------------------------------------------------------------------
                                                                 Bond Fund
                                    --------------------------------------------------------------------
                                       Six-month
                                     period ended       Ten-month
                                    April 30, 1995     period ended      Year ended       Year ended
                                      (unaudited)     Oct. 31, 1994     Dec. 31, 1993    Dec. 31, 1992
Net asset value, beginning of
period...........................      $     9.58            10.37              9.99            10.00
                                       ----------       ----------        ----------       ----------
Income from investment operations:
Net investment income............             .33              .52               .55              .53
Net realized and change in
unrealized gain (loss)...........             .20             (.86)              .45              .16
                                       ----------       -----------       ----------       ----------
Total............................             .53             (.34)             1.00              .69
Less distributions:
From net investment income.......            (.31)            (.45)             (.55)            (.53)
In excess of net investment income            .00              .00              (.07)            (.17)
                                       ----------       ----------        -----------      -----------
Net asset value, end of period...      $     9.80             9.58             10.37             9.99
                                       ==========       ==========        ==========       ==========

Total return.....................            5.62%           (3.31)%           10.20%            7.23%
Net assets, end of period (000's)      $   30,282           27,584            46,788           37,209
Ratio of total expenses to
average net assets*..............            0.75%            0.76%             0.47%            0.05%
Ratio of net investment income to
average net assets*..............            6.89%            6.29%             5.34%            5.44%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............            1.04%            1.06%             1.01%            1.10%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........            6.60%            5.98%             4.80%            4.39%
Portfolio turnover rate..........           25.30%           51.80%            50.01%           57.05%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    --------------------------------------------------------------------
                                                              The Aetna Fund
                                    --------------------------------------------------------------------
                                       Six-month
                                     period ended       Ten-month
                                    April 30, 1995     period ended      Year ended       Year ended
                                      (unaudited)     Oct. 31, 1994     Dec. 31, 1993    Dec. 31, 1992
Net asset value, beginning of
period...........................      $    10.65            10.82             10.18            10.00
                                       ----------       ----------        ----------       ----------
Income from investment operations:
Net investment income............             .18              .23               .34              .43
Net realized and change in
unrealized gain (loss)...........             .46             (.28)              .64              .24
                                       ----------       -----------       ----------       ----------

Total............................             .64             (.05)              .98              .67
Less distributions:
From net investment income.......            (.20)            (.12)             (.30)            (.39)
In excess of net investment income            .00              .00              (.01)            (.10)
Return of capital distribution...             .00              .00              (.03)             .00
                                       ----------       ----------        -----------      ----------
Net asset value, end of period...      $    11.09            10.65             10.82            10.18
                                       ==========       ==========        ==========       ==========

Total return.....................            6.12%           (0.42)%            9.84%            6.64%
Net assets, end of period (000's)      $   81,680           76,267            63,982           37,726
Ratio of total expenses to
average net assets*..............            1.25%            1.09%             0.93%            0.07%
Ratio of net investment income to
average net assets*..............            3.51%            2.65%             3.21%            4.31%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............            1.28%            1.32%             1.34%            1.47%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........            3.49%            2.42%             2.79%            2.91%
Portfolio turnover rate..........           76.37%           86.10%            19.95%           13.35%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    --------------------------------------------------------------------
                                                          Growth and Income Fund
                                    --------------------------------------------------------------------
                                       Six-month
                                     period ended       Ten-month
                                    April 30, 1995     period ended      Year ended       Year ended
                                      (unaudited)     Oct. 31, 1994     Dec. 31, 1993    Dec. 31, 1992
Net asset value, beginning of
period...........................      $    11.11            11.03             10.51            10.00
                                       ----------       ----------        ----------       ----------
Income from investment operations:
Net investment income............             .11              .12               .19              .26
Net realized and change in
unrealized gain..................             .64              .04               .50              .51
                                       ----------       ----------        ----------       ----------

Total............................             .75              .16               .69              .77
Less distributions:
From net investment income.......            (.07)            (.08)             (.16)            (.26)
Return of capital distribution...             .00              .00              (.01)             .00
                                       ----------       ----------        -----------      ----------
Net asset value, end of period...      $    11.79            11.11             11.03            10.51
                                       ==========       ==========        ==========       ==========

Total return.....................            6.90%            1.40%             6.58%            7.81%
Net assets, end of period (000's)      $  325,815          301,360            60,127           31,473
Ratio of total expenses to
average net assets*..............            1.01%            0.92%             1.13%            0.33%
Ratio of net investment income to
average net assets*..............            2.03%            1.51%             1.77%            2.83%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............            1.01%            1.03%             1.27%            1.72%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........            2.03%            1.39%             1.55%            1.44%
Portfolio turnover rate..........           78.63%           54.13%            23.60%           14.44%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    ----------------------------------    ---------------------------------
                                               Growth Fund                   Small Company Growth Fund
                                    ----------------------------------    ---------------------------------
                                       Six-month                             Six-month
                                     period ended       Ten-month          period ended       Ten-month
                                    April 30, 1995     period ended       April 30, 1995    period ended
                                      (unaudited)     Oct. 31, 1994         (unaudited)     Oct. 31, 1994
Net asset value, beginning of
period...........................      $    10.78            10.00                10.39            10.00
                                       ----------       ----------           ----------       ----------
Income from investment operations:
Net investment income............             .02              .09                  .00              .02
Net realized and change in
unrealized gain..................             .80              .69                 1.06              .37
                                       ----------       ----------           ----------       ----------

Total............................             .82              .78                 1.06              .39
Less distributions:
From net investment income.......            (.09)             .00                 (.02)             .00
                                       -----------      ----------           -----------      ----------
Net asset value, end of period...      $    11.51            10.78                11.43            10.39
                                       ==========       ==========           ==========       ==========

Total return.....................            7.83%            7.70%               10.23%            3.90%
Net assets, end of period (000's)      $   31,940           27,188               28,756           25,879
Ratio of total expenses to
average net assets*..............            1.20%            0.92%                1.40%            1.15%
Ratio of net investment income to
average net assets*..............            0.30%            1.10%               (0.08)%           0.21%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............            1.25%            1.42%                1.44%            1.58%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........            0.24%            0.60%               (0.13)%          (0.22)%
Portfolio turnover rate..........           63.90%          120.32%               64.45%          116.28%

*Annualized

Per share data calculated using average number of shares outstanding throughout the period.

The Growth Fund and Small Company Growth Fund commenced operations on January 2, 1994.

                                    --------------------------------------------------------------------
                                                         International Growth Fund
                                    --------------------------------------------------------------------
                                       Six-month
                                     period ended       Ten-month
                                    April 30, 1995     period ended      Year ended       Year ended
                                      (unaudited)     Oct. 31, 1994     Dec. 31, 1993    Dec. 31, 1992
Net asset value, beginning of
period...........................      $    11.56            11.17              8.88            10.00
                                       ----------       ----------        ----------       ----------
Income from investment operations:
Net investment income............             .01              .06               .05              .06
Net realized and change in
unrealized gain (loss)...........            (.39)             .33              2.65            (1.15)
                                       -----------      ----------        ----------       -----------

Total............................            (.38)             .39              2.70            (1.09)
Less distributions:
From net investment income.......            (.31)             .00              (.05)            (.03)
In excess of net investment income            .00              .00              (.34)             .00
From realized gain...............            (.53)             .00              (.02)             .00
                                       -----------      ----------        -----------      ----------
Net asset value, end of period...      $    10.34            11.56             11.17             8.88
                                       ==========       ==========        ==========       ==========

Total return.....................           (3.22)%           3.49%            30.37%          (10.84)%
Net assets, end of period (000's)      $   27,759           31,479            39,847           26,640
Ratio of total expenses to
average net assets*..............            1.55%            1.66%             1.48%            0.50%
Ratio of net investment income to
average net assets*..............            0.16%            0.71%             0.50%            1.36%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............            1.63%            1.80%             1.77%            2.98%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........           0.08%             0.57%             0.20%           (1.12)%
Portfolio turnover rate..........          21.51%            81.67%           110.38%           81.74%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    ----------------------------------
                                            Asian Growth Fund
                                    ----------------------------------
                                       Six-month
                                     period ended       Ten-month
                                    April 30, 1995     period ended
                                      (unaudited)     Oct. 31, 1994
Net asset value, beginning of
period...........................      $     9.49            10.00
                                       ----------       ----------
Income from investment operations:
Net investment income............             .02              .05
Net realized and change in
unrealized gain (loss)...........           (1.69)            (.56)
                                       -----------      -----------

Total............................           (1.67)            (.51)
Less distributions:
From net investment income.......            (.03)             .00
                                       -----------      ----------
Net asset value, end of period...      $     7.79             9.49
                                       ==========       ==========

Total return.....................          (17.61)%          (5.10)%
Net assets, end of period (000's)      $   22,401           29,386
Ratio of total expenses to
average net assets*..............            1.55%            1.25%
Ratio of net investment income to
average net assets*..............            0.56%            0.71%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............            2.14%            1.81%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........           (0.02)%           0.15%
Portfolio turnover rate..........           29.97%           65.50%

*Annualized

Per share data calculated using average number of shares outstanding throughout the period.

The Asian Growth Fund commenced operations on January 2, 1994.


         The date of this amendment is December 1, 1995.

                                   Select Class

March 31, 1995
                                                                          Aetna
                                                                   Mutual Funds
                                                                     Prospectus
-------------------------------------------------------------------------------

The Company Aetna Series Fund, Inc. (the "Company") is an open-end management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (collectively the "Funds," individually a "Fund") with different investment objectives, policies and restrictions. Currently, each Fund is authorized to offer two classes of shares, the Select Class and the Adviser Class. The Select Class of shares of each Fund is no-load.

The Prospectus This Prospectus contains information you should know before investing. A Statement of Additional Information ("SAI") dated March 31, 1995, has been filed with the Securities and Exchange Commission ("Commission") and is incorporated by reference into this Prospectus. The SAI is available, without charge, by writing to Aetna Series Fund, Inc., 151 Farmington Avenue, Hartford, CT 06156-8962, or by calling 1-800-367-7732.

This Prospectus is for investors eligible to purchase Select Class shares of each Fund. A separate Prospectus is available for all other investors. Sales charges, expenses and performance will vary with respect to each class.

Investment Objectives
-------------------------------------------------------------------------------

Aetna Money Market Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Although the Money Market Fund will strive to maintain a $1.00 net asset value per share, there is no assurance that it will be able to do so. Investments in this Fund are neither insured nor guaranteed by the U.S. Government.

Aetna Government Fund seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Aetna Bond Fund seeks to provide high total return (i.e., income and capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Aetna Tax-Free Fund seeks to provide income exempt from federal income tax consistent with the preservation of capital primarily through investment in municipal securities, the interest from which is exempt from federal income tax.

The Aetna Fund seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments; the Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.

Aetna Growth and Income Fund seeks long-term growth of capital and income through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Aetna Growth Fund seeks growth of capital through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Aetna Small Company Growth Fund seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Aetna International Growth Fund seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America.

Aetna Asian Growth Fund seeks long-term growth of capital primarily through investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND RETAIN FOR FUTURE REFERENCE.

2 Aetna Mutual Funds Prospectus

Table of Contents

Highlights.............................  4
Fee Tables.............................  7
Financial Highlights................... 12
Description of the Funds............... 16
Risk Factors and Other Considerations.. 23
Investment Restrictions................ 28
Shareholder Services................... 29
Other Features......................... 35
Cross-Fund Investing................... 36
Management of the Funds................ 36
Portfolio Management................... 39
Fund Distributions..................... 40
Net Asset Value........................ 41
Taxes.................................. 42
General Information.................... 43
Performance Data....................... 45
Glossary of Investment Terms........... 45
Description of Corporate Bond Ratings.. 48
                                                Aetna Mutual Funds Prospectus 3

Highlights

What is a Mutual Fund and What are its Advantages? A mutual fund is an investment company that buys and sells securities on behalf of individuals sharing common financial goals. Mutual funds allow you to pool your money with others, to spread risk through diversification and to benefit from professional management. You have immediate access to your money simply by writing a letter or, in the case of the Aetna Money Market Fund, by writing a check.

What Funds are Offered? The Company is currently comprised of 13 different Funds, each with its own objective and policies and all of which are diversified portfolios under the Investment Company Act of 1940. The following ten Funds are described in this Prospectus:

(bullet) Aetna Money Market Fund (Money Market Fund) - a portfolio consisting of high-quality money market instruments

(bullet) Aetna Government Fund (Government Fund) - a portfolio of U.S.
         Government securities

(bullet) Aetna Bond Fund (Bond Fund) - a portfolio primarily of high-quality corporate and U.S. Government securities

(bullet) Aetna Tax-Free Fund (Tax-Free Fund) - a portfolio primarily of municipal securities

(bullet) The Aetna Fund (Aetna Fund) - a flexible portfolio of stocks, bonds and money market instruments

(bullet) Aetna Growth and Income Fund (Growth and Income Fund) - a common stock portfolio

(bullet) Aetna Growth Fund (Growth Fund) - a common stock portfolio of companies believed to have potential for growth

(bullet) Aetna Small Company Growth Fund (Small Company Growth Fund) - a common stock portfolio of companies with smaller market capitalizations

(bullet) Aetna International Growth Fund (International Growth Fund) - a common stock portfolio of companies traded outside North America

(bullet) Aetna Asian Growth Fund (Asian Growth Fund) - a common stock portfolio of companies traded in Asia excluding Japan

Risk Factors The different types of securities purchased and investment te chniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. In addition, foreign securities have currency

4 Aetna Mutual Funds Prospectus
risk. For more information, see "Risk Factors and Other Considera-tions".

What is the Select Class of Shares? Each Fund has two classes of shares, the Select Class shares and the Adviser Class shares. Select Class shares are only offered to certain corporate retirement plans, salaried employees and persons retired from salaried positions (including members of employees' and retired persons' immediate families) with Aetna Life Insurance and Annuity Company ("ALIAC") and its affiliates, insurance companies (including separate accounts), registered investment companies, investment advisers and broker-dealers acting for their own account, current shareholders at the time of first offering of Adviser Class shares and their immediate family members, as long as they maintain a shareholder account, and members of such other groups as may be approved by the Company's Board of Directors from time to time. Adviser Class shares are offered to those persons not eligible to buy Select Class shares. Select Class shares are no-load, which means you do not pay any sales charges, distribution or service fees.

 Adviser Class shares are subject to a contingent deferred sales charge at a maximum rate of 1%, declining to 0% after 4 years from the date of initial purchase. Additionally, Adviser Class shares of each Fund other than the Money Market Fund are subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% (0.10% for the Money Market Fund) of the value of average daily net assets of the Adviser Class.

How Can I Purchase Shares? You may purchase shares by completing an Aetna Series Fund Select Class Application ("Application"). Your initial purchase must be for a minimum of $1,000 for each Fund with a minimum of $500 for Individual Retirement Accounts ("IRA"). Participants in employer-sponsored retirement plans should refer to their enrollment material. We also of fer a systematic investment program that enables investors to purchase shares on a regular basis. Please refer to "Shareholder Services" for complete details.

When Can I Redeem Shares? Shares may be redeemed on each day the New York Stock Exchange Inc. (NYSE) is open for business. Select Class shares are redeemable at net asset value. See "Shareholder Services" for further information.

Who is the Manager? ALIAC is the Investment Adviser to each Fund. It is a wholly owned subsidiary of Aetna Life and Casualty Company ("Aetna") which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services. As of
                                                Aetna Mutual Funds Prospectus 5

December 31, 1994, the Investment Adviser managed over $19 billion of assets worldwide for both individual and institutional investors.

 Aeltus Investment Management, Inc. ("Aeltus") is the sub-adviser to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund and Aeltus Investment Management International (F.E.) Limited ("Aeltus Far East") is the sub-adviser to the Asian Growth Fund. As of December 31, 1994, Aeltus and its affiliate, Aeltus Far East, managed over $20 billion of assets.

 Dunedin Fund Managers Ltd. ("Dunedin") is the sub-adviser to the International Growth Fund. Dunedin is an operationally independent subsidiary of The Bank of Scotland and has a history of fund management dating back to 1873. Dunedin had total funds under management of $7.4 billion as of December 31, 1994. Dunedin is a member of the Investment Management Regulatory Organization ("IMRO"). Dunedin's conduct of investment business is regulated by IMRO.

 Please refer to "Management of the Funds" for further information.

Customer Service Shareholders in the Funds enjoy a high level of personalized se rvice. Please call 1-800-367-7732 for details or refer to "Shareholder
Services" for detailed information.

6 Aetna Mutual Funds Prospectus

Fee Tables

The following is provided to assist you in understanding the various expenses that you would bear directly or indirectly as an investor in the Funds. A complete description of expenses starts on page 36.
-------------------------------------------------------------------------------

                                  Select Class
                   Shareholder Transaction Expenses
                                     Deferred    Sales Charge
                     Sales Charge  Sales Charge   on Dividend Exchange
                     on Purchases on Redemptions Reinvestment    Fee
----------------------------------------------------------------------
Money Market                 None           None         None   None
Government                   None           None         None   None
Bond                         None           None         None   None
Tax-Free                     None           None         None   None
Aetna Fund                   None           None         None   None
Growth and Income            None           None         None   None
Growth                       None           None         None   None
Small Company Growth         None           None         None   None
International Growth         None           None         None   None
Asian Growth                 None           None         None   None
-------------------------------------------------------------------------------

                                  Select Class
Annual Fund Operating Expenses*
(as a percentage of average daily net assets)

                                                                    Total Fund
                       Management/  Administrative      Other        Operating
                      Advisory Fee        Fee         Expenses       Expenses
                     (after expense (after expense (after expense (after expense reimbursement) reimbursement) reimbursement) reimbursement)
--------------------------------------------------------------------------------
Money Market                  0.00%          0.04%          0.17%          0.21%
Government                    0.01%          0.09%          0.31%          0.41%
Bond                          0.21%          0.25%          0.30%          0.76%
Tax-Free                      0.03%          0.05%          0.23%          0.30%
Aetna Fund                    0.57%          0.25%          0.27%          1.09%
Growth and Income             0.59%          0.25%          0.08%          0.92%
Growth                        0.20%          0.24%          0.48%          0.92%
Small Company Growth          0.42%          0.24%          0.49%          1.15%
International Growth          0.72%          0.25%          0.69%          1.66%
Asian Growth                  0.39%          0.25%          0.61%          1.25%

The Investment Adviser may, from time to time, reimburse a Fund for some or all of its operating expenses. Such reimbursement arrangements will increase a Fund's return and may be terminated at any time.

Without expense reimbursement/fee waiver, the Total Annualized Fund Operating Expenses for 1994 would have been: 0.85% for Money Market; 1.16% for Government; 1.06% for Bond; 1.20% for Tax-Free; 1.32% for Aetna Fund; 1.03% for Growth and Income; 1.42% for Growth; 1.58% for Small Company Growth; 1.80% for International Growth; and 1.81% for Asian Growth.

* The expenses shown have been annualized based on the actual expenses for the ten-month period ended October 31, 1994.
-------------------------------------------------------------------------------

                                                Aetna Mutual Funds Prospectus 7

-------------------------------------------------------------------------------

                                  Select Class
                                    Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Money Market             $2      $7     $12      $27
Government                4      13      23       52
Bond                      8      24      42       94
Tax-Free                  3      10      17       38
Aetna Fund               11      35      60      133
Growth and Income         9      29      51      113
Growth                    9      29      51      113
Small Company Growth     12      37      63      140
International Growth     17      52      90      197
Asian Growth             13      40      69      151

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
-------------------------------------------------------------------------------
                                 Adviser Class
                    Shareholder Transaction Expenses
                                      Deferred    Sales Charge
                     Sales Charge   Sales Charge   on Dividend Exchange
                     on Purchases on Redemptions1 Reinvestment    Fee
-----------------------------------------------------------------------
Money Market                 None            1.0%         None   None
Government                   None            1.0%         None   None
Bond                         None            1.0%         None   None
Tax-Free                     None            1.0%         None   None
Aetna Fund                   None            1.0%         None   None
Growth and Income            None            1.0%         None   None
Growth                       None            1.0%         None   None
Small Company Growth         None            1.0%         None   None
International Growth         None            1.0%         None   None
Asian Growth                 None            1.0%         None   None

1 The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class shares. Direct purchases into the Money Market Fund are not subject to a sales charge on redemption. Investors may pay charges less than 1.0%, depending on the length of time the shares are held. Adviser Class shares of each Fund other than the Money Market Fund are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% (0.10% for Money Market Fund) of the value of average daily net assets of the Adviser Class. See "Fees and Charges" in the Adviser Class prospectus.

8 Aetna Mutual Funds Prospectus

-------------------------------------------------------------------------------
                                 Adviser Class
Annual Fund Operating Expenses*
(as a percentage of average daily net assets)

                                                           Total Fund
                       Management/             Other        Operating
                      Advisory Fee          Expenses**      Expenses
                     (after expense 12b-1 (after expense (after expense
                     reimbursement)  Fee  reimbursement) reimbursement)
-----------------------------------------------------------------------
Money Market                  0.00% 0.00%          0.40%          0.40%
Government                    0.19% 0.50%          0.77%          1.46%
Bond                          0.48% 0.50%          0.77%          1.75%
Tax-Free                      0.25% 0.50%          0.85%          1.60%
Aetna Fund                    0.80% 0.50%          0.70%          2.00%
Growth and Income             0.65% 0.50%          0.65%          1.79%
Growth                        0.65% 0.50%          0.82%          1.97%
Small Company Growth          0.86% 0.50%          0.80%          2.16%
International Growth          0.75% 0.50%          1.05%          2.30%
Asian Growth                  0.74% 0.50%          1.08%          2.32%

 * The Company began offering Adviser Class shares on April 15, 1994. Consequently, figures are based on estimated amounts for 1995.

** Other Expenses include Shareholder Services Fees.

The Investment Adviser may, from time to time, reimburse a Fund for some or all of its operating expenses. Such reimbursement arrangements will increase a Fund's return and may be terminated at any time. Without expense reimbursement/fee waiver, the estimated Total Fund Operating Expenses for 1995 would be: 0.96% for Money Market; 1.80% for Government; 1.77% for Bond; 1.85% for Tax-Free; 2.00% for Aetna Fund; 1.79% for Growth and Income; 2.01% for Growth; 2.16% for Small Company Growth; 2.40% for International Growth; and 2.58% for Asian Growth.
-------------------------------------------------------------------------------
                                                Aetna Mutual Funds Prospectus 9

-------------------------------------------------------------------------------

                                 Adviser Class
                                    Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:

                                      1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------
Money Market
Redemption at end of each time period   $ 4    $13     $ 22    $ 51
No Redemption                             4     13       22      51
Government
Redemption at end of each time period    25     51       80     175
No Redemption                            15     46       80     175
Bond
Redemption at end of each time period    28     60       95     206
No Redemption                            18     55       95     206
Tax-Free
Redemption at end of each time period    26     55       87     190
No Redemption                            16     50       87     190
Aetna Fund
Redemption at end of each time period    30     68      108     233
No Redemption                            20     63      108     233
Growth and Income
Redemption at end of each time period    28     61       97     211
No Redemption                            18     56       97     211
Growth
Redemption at end of each time period    30     67      106     230
No Redemption                            20     62      106     230
Small Company Growth
Redemption at end of each time period    32     73      116     249
No Redemption                            22     68      116     249
International Growth
Redemption at end of each time period    33     77      123     264
No Redemption                            23     72      123     264
Asian Growth
Redemption at end of each time period    34     77      124     266
No Redemption                            24     72      124     266

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

10 Aetna Mutual Funds Prospectus

                      [THIS PAGE INTENTIONALLY LEFT BLANK]



                                               Aetna Mutual Funds Prospectus 11

Financial Highlights
(for one outstanding share throughout each period)

The selected data presented below for, and as of the end of, each of the years in the two-year period ended December 31, 1993 and the ten-month period ended October 31, 1994 are derived from the financial statements of Aetna Series Fund, Inc., which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of October 31, 1994 and the financial highlights for the ten-month period ended October 31, 1994 and each of the years in the two-year period ended December 31, 1993, and the independent auditors' report thereon, are included in the SAI.
-------------------------------------------------------------------------------

                                                                                Select Class Shares~
                                                       Net
                             Net Asset             Realized and             Dividends    Dividends
                               Value       Net      Unrealized   Total from  from Net   in Excess of
                             Beginning Investment  Gain (Loss)   Investment Investment Net Investment
                             of Period   Income   on Investments Operations   Income       Income
                             --------- ---------- -------------- ---------- ---------- --------------
Money Market Fund
Ten-month period ended
October 31, 1994                $ 1.00      $0.03        $ 0.00     $ 0.03    $ (0.03)        $ 0.00
Year Ended December 31, 1993      1.00       0.03          0.00       0.03      (0.03)          0.00
Year Ended December 31, 1992      1.00       0.04          0.00       0.04      (0.04)          0.00
Government Fund
Ten-month period ended
October 31, 1994                 10.00       0.40         (0.63)     (0.23)     (0.36)          0.00
Bond Fund
Ten-month period ended
October 31, 1994                 10.37       0.52         (0.86)     (0.34)     (0.45)          0.00
Year Ended December 31, 1993      9.99       0.55          0.45       1.00      (0.55)         (0.07)
Year Ended December 31, 1992     10.00       0.53          0.16       0.69      (0.53)         (0.17)
Tax-Free Fund
Ten-month period ended
October 31, 1994                 10.00       0.38         (1.07)     (0.69)     (0.33)          0.00
The Aetna Fund
Ten-month period ended
October 31, 1994                 10.82       0.23         (0.28)     (0.05)     (0.12)          0.00
Year Ended December 31, 1993     10.18       0.34          0.64       0.98      (0.30)         (0.01)
Year Ended December 31, 1992     10.00       0.43          0.24       0.67      (0.39)         (0.10)

 ~The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares.

 *Annualized for periods less than one year.

Per share data calculated using weighted average of shares outstanding during the period.

The Government Fund, Tax-Free Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available,without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

12 Aetna Mutual Funds Prospectus

-------------------------------------------------------------------------------

                                                                                             Ratio of
                                                                                 Ratio of      Net
                                                                                   Total    Investment
                                                                                Investment    Income
                                                         Ratio of                 Expense     Before
                                                           Total     Ratio of     Before    Reimburse-
Distributions             Net                             Invest-   Net Invest- Reimburse-     ment
     from     Return of  Asset             Net Assets      ment        ment        ment     and Waiver
   Realized    Capital   Value               End of      Expenses    Income to  and Waiver  to Average
   Gain on     Distri-  End of  Total        Period     to Average    Average   to Average     Net     Portfolio
 Investments   bution   Period  Return   (in thousands) Net Assets* Net Assets* Net Assets*  Assets*   Turnover
------------- --------- ------ --------- -------------- ----------- ----------- ----------- ---------- ---------
        $0.00    $0.00   $1.00    3.33%        $161,756       0.21%       4.05%       0.85%      3.38%      N/A
         0.00     0.00    1.00    3.29%         107,884       0.00%       3.33%       0.95%      2.38%      N/A
         0.00     0.00    1.00    3.98%          36,522       0.00%       3.93%       1.04%      2.87%      N/A
         0.00     0.00    9.41   (2.37)%         26,110       0.41%       5.29%       1.16%      4.54%    43.63%
         0.00     0.00    9.58   (3.31)%         27,584       0.76%       6.29%       1.06%      5.98%    51.80%
         0.00     0.00   10.37   10.20%          46,788       0.47%       5.34%       1.01%      4.80%    50.01%
         0.00     0.00    9.99    7.23%          37,209       0.05%       5.44%       1.10%      4.39%    57.05%
         0.00     0.00    8.98   (6.95)%          1,465       0.30%       4.85%       1.20%      3.94%    29.14%
         0.00     0.00   10.65   (0.42)%         76,267       1.09%       2.65%       1.32%      2.42%    86.10%
         0.00    (0.03)  10.82    9.84%          63,982       0.93%       3.21%       1.34%      2.79%    19.95%
         0.00     0.00   10.18    6.64%          37,726       0.07%       4.31%       1.47%      2.91%    13.35%

                                               Aetna Mutual Funds Prospectus 13

(for one outstanding share throughout each period)

 -------------------------------------------------------------------------------

                                                                                Select Class Shares~
                                                       Net
                             Net Asset             Realized and             Dividends    Dividends
                               Value       Net      Unrealized   Total from  from Net   in Excess of
                             Beginning Investment  Gain (Loss)   Investment Investment Net Investment
                             of Period   Income   on Investments Operations   Income       Income
                             --------- ---------- -------------- ---------- ---------- --------------
Growth and Income Fund
Ten-month period ended
October 31, 1994                $11.03      $0.12         $0.04      $0.16     $(0.08)        $ 0.00
Year Ended December 31, 1993     10.51       0.19          0.50       0.69      (0.16)          0.00
Year Ended December 31, 1992     10.00       0.26          0.51       0.77      (0.26)          0.00
Growth Fund
Ten-month period ended
October 31, 1994                 10.00       0.09          0.69       0.78       0.00           0.00
Small Company Growth Fund
Ten-month period ended
October 31, 1994                 10.00       0.02          0.37       0.39       0.00           0.00
International Growth Fund
Ten-month period ended
October 31, 1994                 11.17       0.06          0.33       0.39       0.00           0.00
Year Ended December 31, 1993      8.88       0.05          2.65       2.70      (0.05)         (0.34)
Year Ended December 31, 1992     10.00       0.06         (1.15)     (1.09)     (0.03)          0.00
Asian Growth Fund
Ten-month period ended
October 31, 1994                 10.00       0.05         (0.56)     (0.51)      0.00           0.00

 ~The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares.

 *Annualized for periods less than one year.

Per share data calculated using weighted average of shares outstanding during the period.

The Government Fund, Tax-Free Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

14 Aetna Mutual Funds Prospectus

-------------------------------------------------------------------------------

                                                                                             Ratio of
                                                                                  Ratio of      Net
                                                                                    Total    Investment
                                                                                 Investment   Income
                                                          Ratio of                 Expense    Before
                                                            Total     Ratio of     Before    Reimburse-
Distributions             Net                              Invest-   Net Invest- Reimburse-    ment
    from      Return of  Asset              Net Assets      ment        ment        ment     and Waiver
  Realized     Capital   Value                End of      Expenses    Income to  and Waiver  to Average
   Gain on     Distri-  End of   Total        Period     to Average    Average   to Average     Net     Portfolio
 Investments    bution  Period  Return    (in thousands) Net Assets* Net Assets* Net Assets*  Assets*   Turnover
------------- --------- ------ ---------- -------------- ----------- ----------- ----------- ---------- ---------
      $ 0.00  $0.00     $11.11     1.40%        $301,360       0.92%       1.51%       1.03%     1.39%     54.13%
        0.00       0.01  11.03     6.58%          60,127       1.13%       1.77%       1.27%     1.55%     23.60%
        0.00       0.00  10.51     7.81%          31,473       0.33%       2.83%       1.72%     1.44%     14.44%
        0.00       0.00  10.78     7.70%          27,188       0.92%       1.10%       1.42%     0.60%    120.32%
        0.00       0.00  10.39     3.90%          25,879       1.15%       0.21%       1.58%    (0.22)%   116.28%
        0.00       0.00  11.56     3.49%          31,479       1.66%       0.71%       1.80%     0.57%     81.67%
       (0.02)      0.00  11.17    30.37%          39,847       1.48%       0.50%       1.77%     0.20%    110.38%
        0.00       0.00   8.88   (10.84)%         26,640       0.50%       1.36%       2.98%    (1.12)%    81.74%
        0.00       0.00   9.49    (5.10)%         29,386       1.25%       0.71%       1.81%     0.15%     65.50%

                                               Aetna Mutual Funds Prospectus 15

Description of the Funds

Each Fund has an investment objective which is a fundamental policy and may not be changed without the vote of a majority of the holders of that Fund's outstanding shares. There can be no assurance that the Funds will meet their investment objectives. Each Fund is subject to investment restrictions described in this Prospectus and in the SAI, some of which are fundamental policies. No fundamental investment policy may be changed without shareholder approval.

 A glossary describing various investment terms relating to securities that may be held by the Funds starts on page 45.

Aetna Money Market Fund

Investment Objective The Money Market Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Investment Policy The Money Market Fund invests in U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks (providing the issuing bank has reported assets in excess of $5 billion and meets strict capital and profitability criteria), finance company commercial paper, corporate commercial paper (including variable-rate instruments), discounted notes of domestic banks, domestic banker's acceptances eligible for discounting at the Federal Reserve, Yankee certificates of deposit, Yankee commercial paper, Eurodollar securities, repurchase agreements, corporate bonds and notes and other debt instruments and may purchase securities on a when-issued or delayed-delivery basis. All investments will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 days or less. Any foreign securities or obligations will be U.S. dollar denominated.

 In addition, the Money Market Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two rating agencies (or one, if only one rating agency has rated the security). High-quality securities may also include unrated securities if the Investment Adviser determines the security to be of comparable quality. The remainder of the Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security) and unrated securities if the Investment Adviser determines the security to be of comparable quality. With respect to these securities, the Money Market Fund will



Description of
Money Market
Fund

16 Aetna Mutual Funds Prospectus
not invest more than the greater of 1% of the market value of its total assets or $1 million in the securities or obligations of any one issuer.

 The Money Market Fund will use nationally recognized rating agencies such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings. All investments will be determined to present minimal credit risks.

 The Money Market Fund's dollar weighted average maturity will not exceed 90 days. Although the Investment Adviser will use its best efforts to maintain a constant net asset value of $1.00 per share, there can be no assurance that the net asset value will not vary.

Aetna Government Fund

Investment Objective The Government Fund seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Policy The Government Fund invests at least 65% of its assets in direct obligations of the U.S. Government, such as treasury bills, notes and bonds which are backed by the full faith and credit of the United States, or in indirect obligations of the U.S. Government, such as notes and bonds which are guaranteed by agencies and instrumentalities of the U.S. Government. Securities of such agencies and instrumentalities are backed by either the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury, or the credit of the agency or instrumentality. Such agencies and instrumentalities include, but are not limited to, the Government National Mo rtgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Student Loan Marketing Association ("SLMA").

 The Government Fund may also invest in repurchase agreements collateralized by U.S. Government agency securities, STRIPs, zero coupon bonds and options and futures contracts.

Aetna Bond Fund

Investment Objective The Bond Fund seeks to provide high total return (i.e., income and capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Policy The Bond Fund will normally invest at least 65% of its total assets in high-quality corporate bonds, mortgage-related and other asset-backed and debt securities, and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such



Description of
Government Fund


Description of
Bond Fund
                                               Aetna Mutual Funds Prospectus 17
securities will be rated AA or above by Standard & Poor's Corporation, Aa or above by Moody's Investors Service, Inc., similarly rated by other nationally recognized statistical rating organizations or be considered by the Investment Adviser to be of comparable quality. The Fund will not target any given maturity, thus giving it flexibility to invest in short- and long-term securities as market conditions change. The Bond Fund may also invest in repurchase agreements, equity securities (not to exceed 5% of total assets) and securities issued by any foreign corporation or instrumentality or political subdivision of foreign governments (not to exceed 25% of total assets). The Bond Fund may also purchase securities on a when-issued or delayed-delivery basis.

 Additionally, the Bond Fund may invest in commercial paper, other short-term investments, including variable-rate instruments, all having a maturity of less than one year, debt securities with equity features, convertibles, and straight debt securities.

 The Bond Fund may invest up to 15% of its total assets in high risk high-yield securities or "junk bonds" (securities rated BB/Ba or below, or, if unrated, considered by the Investment Adviser to be of comparable quality). This will limit the Fund's ability to earn a higher return which may be associated with high risk non-investment grade securities. See "Risk Factors and Other Considerations" for further information.

 As of October 31, 1994, the weighted average distribution of bonds in the Bond Fund based on Standard & Poor's and Moody's bond ratings was 58% in AAA, 12% in AA, 11% in A, 7% in BBB, 4% in BB, 3% in B and 5% in unrated bonds.

Aetna Tax-Free Fund

Investment Objective The Tax-Free Fund seeks to provide income exempt from federal income tax consistent with the preservation of capital primarily through investment in municipal securities, the interest from which is exempt from federal income tax.

Investment Policy The Tax-Free Fund will invest at least 80% of its total assets in municipal securities, the interest from which is exempt from federal income taxes. This percentage will not include tax-exempt bonds, the interest from which is a tax preference item for purposes of the federal alternative minimum tax. There is no limit on the maturity of any individual security. The Tax-Free Fund may also purchase securities on a when-issued or delayed-delivery basis and may utilize the full range of tax-exempt securities and their derivatives. At least 70% of the securities held by the Tax-Free Fund will be rated A or higher, while not more than 30% will be invested in securities rated




Description of
Tax-Free Fund


18 Aetna Mutual Funds Prospectus

BBB/Baa or of comparable quality (i.e., securities having speculative characteristics compared to higher rated investment grade securities). In addition, not more than 5% will be unrated and not more than 5% will be invested in high risk high-yield securities or "junk bonds." The Tax Free Fund may invest up to 5% in municipal lease obligations.

 The Fund may, for temporary defensive purposes, purchase taxable investments such as obligations of the U.S. Government, its agencies or instrumentalities, commercial paper, certificates of deposit and banker's acceptances including variable-rate instruments, repurchase agreements on these securities, or any other fixed income securities that the Investment Adviser considers consistent with such defensive strategies.

Special Considerations Before investing in a tax-exempt fund, you should decide whether your after-tax return may be higher with a taxable fund or with a tax-exempt fund. To compare taxable and tax-free income, you should calculate the taxable equivalent yield of the investment you are considering, and compare it with a similar taxable investment. This can be done by using the following formula:

    Tax-exempt yield
-----------------------  = Your equivalent taxable yield
100% - Your tax bracket

For example, if you are in a 28% tax bracket and the tax-exempt yield is 8%, the equivalent taxable yield would be 11.11%.

    8%
----------  = 11.11% equivalent taxable yield
100% - 28%

In this example, you would choose the tax-free investment if a similar taxable fund's yield was less than 11.11%.

 It is not recommended that the Tax-Free Fund be used as a vehicle for IRAs or other qualified plans. You should seek advice from your tax advisor regarding whether an investment in the Tax-Free Fund is appropriate for you.

The Aetna Fund

Investment Objective The Aetna Fund seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments. The Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.



A special note
for investors in
Tax-Free Fund



Description of
Aetna Fund

                                               Aetna Mutual Funds Prospectus 19

Investment Policy The Investment Adviser will allocate assets among common and preferred stocks, bonds, including mortgage-related and other asset-backed securities, U.S. Government securities, U.S. Government derivatives, and money market instruments, including variablerate instruments and repurchase agreements, in proportions that reflect the anticipated returns and risks of each asset class.

 The Aetna Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities, or "junk bonds." It may buy and sell listed covered put and call options and stock index futures contracts and related options. The Aetna Fund may also purchase securities on a when-issued or delayed-delivery basis.

 The Investment Adviser employs current market statistics and economic in dicators to forecast returns for each sector of the securities market for the Aetna Fund. These calculations provide a disciplined framework for assessing the relative attractiveness of stocks, bonds, and cash equivalents. The Investment Adviser uses proprietary computer programs to help calculate the optimal asset exposure over specified time periods for the Aetna Fund.

Special Considerations Investors should be aware that the investment results of the Aetna Fund partly depend upon the Investment Adviser's ability to anticipate correctly the relative performance of stocks, bonds and money market instruments.

 While the Investment Adviser has substantial experience in managing all asset classes, there can be no assurance that the Investment Adviser will always allocate assets to the best performing sectors. The Aetna Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major proportion of its assets were allocated to bonds at a time of adverse interest rate movement.

Aetna Growth and Income Fund

Investment Objectives The Growth and Income Fund seeks long-term growth of capital and income through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Investment Policies The Growth and Income Fund is expected to invest primarily in common stocks which have significant potential for capital or income growth. It may also invest in convertible and nonconvertible preferred stocks, debt securities, rights and warrants.

 Additionally, the Growth and Income Fund may lend portfolio securities, write and buy listed covered call options and buy and sell listed covered put options and stock index futures and options. The Growth




Description of
Growth and
Income Fund



20 Aetna Mutual Funds Prospectus
and Income Fund may also enter into repurchase agreements with domestic banks and broker dealers, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued or delayed-delivery basis. The Growth and Income Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities or "junk bonds."

Aetna Growth Fund

Investment Objective The Growth Fund seeks growth of capital through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Investment Policy The Growth Fund will normally invest at least 65% of its total assets in common stocks which have potential for capital growth. It may also invest in convertible and non-convertible preferred stocks.

 Additionally, the Growth Fund may lend portfolio securities, buy and sell put and call options, and stock index futures and options. The Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued, delayed delivery or forward commitment basis. The Growth Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities or "junk bonds."

 Investments of the Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will always remain at the discretion of the Investment Adviser.

Aetna Small Company Growth Fund

Investment Objective The Small Company Growth Fund seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Investment Policy The Small Company Growth Fund will normally invest at least 65% of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. The Small Company Growth Fund may also invest in convertible and non-convertible stocks.

 Additionally, the Small Company Growth Fund may lend portfolio securities, buy and sell put and call options and stock index futures


Description of
Growth Fund





Description of
Small Company
Growth Fund
                                               Aetna Mutual Funds Prospectus 21
and options. The Small Company Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued, delayed delivery or forward commitment basis. The Small Company Growth Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities or "junk bonds."

 Investments for the Small Company Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will remain at the discretion of the Investment Adviser.

Aetna International Growth Fund

Investment Objective The International Growth Fund seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. The International Growth Fund will not target any given level of current income.

Investment Policy The International Growth Fund will invest at least 65% of its total assets among securities principally traded in three or more countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Indonesia, Italy, Japan, Korea, Luxembourg, Malaysia, New Zealand, the Netherlands, Norway, the Philippines, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, and the United Kingdom.

 The International Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. Further, from time to time the International Growth Fund may hold up to 10% of its total assets in long-term debt securities with an equivalent Standard & Poor's Corporation or Moody's Investors Service, Inc. rating of AA/Aa or above.

 The International Growth Fund may enter into forward foreign exchange co ntracts or purchase financial futures or options (including options on futures) as a means to moderate the impact of foreign currency fluctuations. It also may purchase securities on a when-issued or delayed-delivery basis.

Aetna Asian Growth Fund

Investment Objective The Asian Growth Fund seeks long-term growth of capital primarily through investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan. The Asian Growth Fund will not target any given level of current income.



Description of
International
Growth Fund




Description of
Asian Growth
Fund

22 Aetna Mutual Funds Prospectus

Investment Policy The Asian Growth Fund will invest at least 65% of its total assets among securities principally traded in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan, and Thailand.

 The Asian Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. In addition, the Asian Growth Fund may invest up to 10% of its assets in long-term debt securities if the Investment Adviser believes they will provide superior returns to common stocks. The Asian Growth Fund may also enter into forward foreign exchange contracts and purchase financial futures or options, and purchase securities on a when-issued or delayed-delivery basis.

Special Considerations for International Investors In the last 30 years, foreign economic growth has frequently outpaced that of the U.S. and returns from equity investments have often exceeded those on comparable U.S. securities. The Investment Adviser believes that investment in foreign securities offers significant potential for long-term capital appreciation and affords substantial opportunities for investment diversification.

 However, investments in securities of foreign companies and in securities de nominated in foreign currencies involve additional risks not present in U.S. securities. Please refer to "Risk Factors and Other Considerations" for further information.

Risk Factors and Other Considerations

General Considerations The different types of securities purchased and investment techniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the credit worthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short term maturities (for example, one to ten years). Also, on each debt security, there is a risk of principal and interest default which will be greater with higher-yielding, lower-grade securities. High risk, high-yield securities ("junk bonds") may provide a higher return but with added risk. In addition, foreign securities have currency risk.

Portfolio Turnover Portfolio turnover refers to the frequency of portfolio tr ansactions and the percentage of portfolio assets being bought and sold in the aggregate durig the year. The Funds, excluding the Money Market Fund, do not intend to make a general practice of short-term trading. It is anticipated that under normal market conditions average annual portfolio turnover rates will not exceed 100% for the Funds.


A special note
for Investors in
International
Growth Fund
and Asian
Growth Fund
                                               Aetna Mutual Funds Prospectus 23

 A high turnover rate will result in increased brokerage commissions and may increase taxable capital gains. Please see "Taxes" for further information.

Cash or Cash Equivalents All Funds reserve the right to temporarily depart from their investment objective by investing up to 100% of their assets in cash or cash equivalents for defense against potential market decline. Such cash equivalents will be the same type of instruments invested in by the Money Market Fund.

All the Funds may use the following:

Derivatives In order to manage its exposure to changing interest rates, securities prices and currency exchange rates, or to increase its investment re turn, a Fund may engage in hedging and other strategies using derivatives. A derivative is a financial instrument whose value depends on (or "derives" from) the value of an underlying asset, such as a security, interest rate, currency rate or index. Derivatives which may be used in the Funds include forward contracts, swaps, structured notes, collateralized mortgage obligations ("CMOs"), futures and options (see below). The risks involved in using derivatives include the risk that the derivative may experience greater price swings than other securities and may be less liquid than other securities. Leveraged derivatives involve borrowing. The Funds may use derivatives as a hedge against foreign currency, equity market or interest rate risk, or to gain additional exposure to certain markets for investment purposes, within the limitations set forth below. In addition, they may be used to enhance a Fund's yield. For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives which at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters, interest only ("IO") and principal only ("PO") debt instruments. A Fund (except the Money Market Fund) may invest up to 30% of its assets in lower risk derivatives for hedging purposes.

Borrowing A Fund may borrow up to 5% of its total assets from a bank for temporary or emergency purposes. The Funds do not intend to borrow for other purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Repurchase Agreements Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by the Fund to resell the instrument at a fixed price and time.

 The Funds may enter into repurchase agreements with domestic banks and broker-dealers. Such agreements, although fully collateral-

24 Aetna Mutual Funds Prospectus
ized, involve the risk that the seller of the securities may fail to repurchase them. In that event, a Fund may incur costs in liquidating the collateral or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy pr oceedings, the ability of a Fund to liquidate the collateral may be delayed or limited.

 The Company's Board of Directors has established credit standards for issuers of repurchase agreements entered into by a Fund.

Asset-Backed Securities The Funds may purchase securities collateralized by a specified pool of assets, including, but not limited to, automobile loans, computer leases, boat loans, home equity loans, mobile home loans, recreational vehicles or credit card receivables. These securities are subject to prepayment risk. In periods of declining interest rates, reinvestment would thus be made at lower and less attractive rates.

Bank Obligations The Funds may invest in obligations issued by domestic banks or foreign banks (including bankers' acceptances, time deposits and certificates of deposit) provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

Illiquid and Restricted Securities A Fund may invest up to 15% of its total assets in illiquid securities (10% in the case of the Money Market Fund). Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days in the ordinary course of business without taking a materially reduced price. In addition, a Fund may invest in securities that are subject to legal or contractual restrictions as to resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933. The Board of Directors has established a policy to determine the liquidity of such securities.

All Funds except the Tax-Free Fund
may also use the following:

Foreign Securities The purchase of foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the possible seizure or nationalization of foreign assets; the possible establishment of exchange con-
                                           Aetna Mutual Funds Prospectus    25
trols or other foreign laws or restrictions which might adversely affect the payment and transferability of principal, interest and dividends on securities; higher transaction costs; possible settlement delays; and less publicly available information about foreign issuers.

All Funds except the Money Market Fund
may also use the following:

Futures Contracts A Fund may enter into futures contracts or options on futures to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases or sales of securities.

 Certain risks are involved in futures contracts, including but not limited to: no assurance that futures contracts transactions can be effected at favorable prices; possible reduction in a Fund's total return and yield; possible reduction in value of the futures instrument; the inability of a Fund to limit losses by closing its position due to lack of a liquid secondary market or due to daily limits of price fluctuation; imperfect correlation between the value of the contracts and the related securities; and potential losses in excess of the amount invested in the futures contracts themselves.

 The use of futures involves a high degree of leverage because of the low margin requirements. As a result, small price movements in futures contracts may result in immediate and potentially unlimited losses or gains to a Fund. The amount of gains or losses on investments in futures contracts depends on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

Options Options are used to minimize principal fluctuation or to generate additional premium income but they do involve risks. Writing call options, for example, involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option.

All Funds except the Money Market Fund, Government Fund, International Growth Fund and Asian Growth Fund may also use the following:

High-Yield Securities A Fund may invest in high risk high-yield securities, of ten called junk bonds. These securities are rated BB/Ba or below, or, if unrated, considered by the Investment Adviser to be of comparable quality. The Funds will not invest in high-yield securities rated below B (securities with the capacity to meet interest and principal payments but with greater vulnerability to default). These securities

26 Aetna Mutual Funds Prospectus
tend to offer higher yields than investment-grade bonds because of the additional risks associated with them. These risks include: a lack of liquidity; an unpredictable secondary market; a greater likelihood of default; increased sensitivity to difficult economic and corporate developments; call provisions which may adversely affect investment returns; and loss of the entire principal and interest.

 Although junk bonds are high risk investments, the Investment Adviser may purchase these securities if they are thought to offer good value. This may happen if, for example, the rating agencies have, in the Investment Adviser's opinion, misclassified the bonds or overlooked the potential for the issuer's enhanced creditworthiness.

The Government Fund, Bond Fund,
Tax-Free Fund and The Aetna Fund
may also use the following:

Mortgage-Backed Securities A Fund may invest in mortgage-backed and other pass-through securities. Payments of interest and principal on these securities may be guaranteed by an agency or instrumentality of the U.S. Government such as the GNMA, the FHLMC and the FNMA. These securities represent part ownership of a pool of mortgage loans where principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. A Fund may also invest in private mortgage pass-through securities backed by pools of conventional fixed-rate or adjustable-rate mortgage loans. In addition, a Fund may invest in CMOs and securities issued by real estate mortgage investment conduits ("REMICs"). Mortgage-backed securities are also subject to the same prepayment risk as asset-backed securities.

The Tax-Free Fund may also use the following:

Municipal Securities Municipal securities are debt obligations issued by state and local governments or any of their political subdivisions, agencies and instrumentalities. Municipal securities are both municipal bonds (those securities with maturities of five years or more) and municipal notes (securities with maturities of less than five years). Interest on these securities is exempt from federal income taxes and, in some instances, from state or local income taxes. Municipal securities are issued to obtain funds for a variety of reasons: to construct public facilities, to refund outstanding debt obligations, and to pay various operating expenses. They may also be issued to finance certain privately operated activities, such as airports, housing, and water, gas and sewage works.

 Municipal securities have many of the same risks as other debt securities, wi th the additional risk that there may be less information about

                                           Aetna Mutual Funds Prospectus     27
the financial condition of an issuer of municipal securities than would be available for corporations whose securities are publicly traded.

 Municipal lease obligations may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities. Some municipal lease securities may be deemed to be "illiquid."

 Although the Tax-Free Fund may invest in municipal securities which it believes are exempt from federal income tax at the time of purchase, it cannot guarantee the tax exempt status of the income earned.

Alternative Minimum Tax The Tax-Free Fund may invest in certain municipal bonds the interest from which is a tax preference item for purposes of the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the alternative minimum tax. You should discuss your tax situation with your tax advisor.

The Aetna Fund, Growth and Income Fund,
Growth Fund and Small Company Growth Fund may also use the following:

Small Capitalization Companies These companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products or markets. They may also be undervalued due to poor economic conditions, market decline or actual or anticipated unfavorable developments affecting the issuer of the security or its industry.

 Securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the issuer. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Investment Restrictions

A Fund will not concentrate its investments in any one industry except that a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate indus-

28 Aetna Mutual Funds Prospectus
tries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and, in the case of the Money Market Fund, to securities invested in, or repurchase agreements for, U.S. Government securities, and certificates of deposit, bankers' acceptances, or securities of banks and bank holding companies. Also, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of a Fund's total assets. See the SAI for additional restrictions.

Shareholder Services

The Company offers several services to its Fund shareholders. These may be chosen from the Application.

These services may not be available through employer-sponsored retirement plans. For information on services that are available under employer-sponsored retirement plans, such as 401(k) plans, please refer to your enrollment material. The specific provisions of your plan will govern the investment options and services available to you.

Shareholder Inquiries If you have any questions about the Funds or the shareholder services described below, please call 1-800-367-7732.

How to Purchase Shares Select Class shares may be purchased directly from the Company, through a registered representative of a broker-dealer affiliated with the Company, through a registered representative of an unaffiliated broker-dealer, or through an employer-sponsored retirement plan (if you are purchasing through such a plan, please refer to your enrollment materials).

How to Open an Account To open an account, please complete and submit an Application with the amount to be invested. You may open an account with a minimum investment of $1,000 or $500 for IRAs. Minimum investments may be waived if an investment is made through exchange of the entire amount invested in another Fund. Minimums may also be waived for certain circumstances such as for persons investing through certain benefit plans, insurance settlement options or by systematic investments. (Please refer to "Other Features-Systematic Investment.")





How to
Purchase
Shares


                                          Aetna Mutual Funds Prospectus      29

Crediting of Shares If Firstar Trust Company (the transfer agent) receives a completed and signed Application, accompanied by a check in payment for the shares at its Milwaukee offices prior to 4:00 p.m. Eastern time on any day that the New York Stock Exchange is open for business ("Business Day"), the Select Class shares will be purchased at the net asset value determined as of 4:15 p.m. on that date. Orders received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day. For investors purchasing shares in connection with retirement plans offered by certain institutions (Institutions) under Section 401 of the Internal Revenue Code, shares will be purchased at the next price calculated on a day the NYSE is open provided that the Institution receives the investor's request before the time specified by such Institution. Investors participating in such a plan should refer to their enrollment materials for a discussion of any specific instructions on the timing or restrictions on the purchase of shares. Please refer to "Net Asset Value" for information on how the Funds are valued.

 Once you have opened an account in a Fund, additional investments may be made by mail ($100 minimum), wire transfer ($500 minimum) or exchange from the same class of another Fund in the Aetna Series Fund, Inc.

 All checks must be drawn on a bank located within the United States and payable in U.S. dollars.

Purchase by Mail To purchase shares by mail, please complete and sign the Application, make a check payable to the Aetna Series Fund, Inc. and mail to the transfer agent, as follows:

Aetna Series Fund, Inc. c/o Mutual Fund Services, 3rd Floor P.O. Box 701 Milwaukee, WI 53201-0701

Applications mailed by overnight courier should be sent to the transfer agent, as follows:

Aetna Series Fund, Inc. c/o Mutual Fund Services, 3rd Floor 615 E. Michigan Street Milwaukee, WI 53202

 You can make additional investments to your accounts by using the investment stubs from your confirmation statements or by letter. Your letter should indicate your name, account numbers, the Select Class shares of which Funds you wish to invest in, and the amount to be invested. Letters should be mailed to the address listed above under



You can make
a purchase
by mail


30 Aetna Mutual Funds Prospectus

Purchase by Mail. When opening an account, your check should be made payable to Aetna Series Fund, Inc. or Firstar Trust Company. Cash, credit cards and third party checks cannot be used to open an account. Firstar will accept checks for subsequent purchases which are made payable to the account owner(s).

Purchase by Wire If you have an account in a Fund you may purchase additional Select Class shares of that Fund by wire. For federal funds wire instructions, please call 1-800-367-7732. Federal funds wire purchase orders will be accepted only when the Fund and custodian bank are open for business.

Purchase by Electronic Funds Transfer Once an account has been established in any of the Funds, you may wish to make additional purchases of Select Class shares by using Electronic Funds Transfer ("EFT") facilities under the Systematic Investment feature. This will allow you to transfer money between a bank account and a specific Fund. The appropriate election must be made on the Aetna Series Fund Application to authorize this option.

Purchase by Exchange You may open an account or purchase additional shares by making an exchange between Select Class shares of Aetna Series Fund, Inc. See "Other Features" for automatic exchange privileges. An exchange may be made by submitting a letter requesting the exchange and specifying the name and account number of your current Fund account, the name of the Fund you wish to exchange into, the amount to be exchanged, and the signatures of all shareholders. Send your request to the transfer agent as follows:

Aetna Series Fund, Inc. c/o Mutual Fund Services, 3rd Floor P.O. Box 701 Milwaukee, WI 53201-0701

 You may exchange your Select Class shares by calling 1-800-367-7732. Please provide the Fund names, account number, your Social Security number or taxpayer identification number, account address and the amount to be exchanged. Requests received prior to 4:00 p.m. Eastern time will be processed that business day.

 You should carefully consider the following before making an exchange:

(bullet) Each exchange may result in a gain or loss and is treated as a sale and as a purchase of shares for tax purposes.

You can
purchase by
wire, electronic
funds transfer
or exchange
                                           Aetna Mutual Funds Prospectus    31

(bullet) An exchange which represents an initial investment in a Fund must meet the minimum investment requirements.

(bullet) The shares received in an exchange must be identically registered. A letter with signature guarantees must accompany any exchange request to transfer shares into a Fund account that is not registered identically to the transferring Fund account.

(bullet) Following an investment in a Fund, there is a required eight-day holding period before those shares can be exchanged.

 There is currently no limit on the number of exchanges. However, each Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than five exchanges out of a Fund per calendar year. In addition, each Fund reserves the right to refuse exchange purchases by any person or group if, in the Investment Adviser's judgment, that Fund would be unable to invest effectively in accordance with its investment objective as a result of such exchange. Each Fund also reserves the right to revise the exchange privilege at any time.

 You automatically receive telephone exchange privileges when you establish your account. If you do not want telephone exchange privileges, write to the transfer agent at the above address or call 1-800-367-7732. The Funds will employ reasonable procedures to confirm that instructions received are genuine. If the Funds do not follow those procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. For your protection, all telephone exchange transactions will be recorded, and you will be asked for certain identifying information.

Distribution Options When completing an Application, you must select one of the following options:

(bullet) Full Reinvestment - Both dividends and capital gains distributions from a Fund will be reinvested in additional Select Class shares of that Fund. This option will be selected automatically unless one of the other options is specified. (Please refer to "Fund Distributions.")

(bullet) Or . . . Capital Gains Reinvestment - Capital gains distributions from a Fund will be reinvested in additional Select Class shares of that Fund and all net income dividends will be distributed in cash.

(bullet) Or . . . All Cash - Dividends and capital gains distributions will be paid in cash.

If a cash distribution option is selected you can elect to have distributions au tomatically invested in Select Class shares of another Fund of Aetna Series Fund, Inc.




Your distribution
option can be
changed at any
time by calling
1-800-367-7732


32 Aetna Mutual Funds Prospectus

How to Redeem Shares To redeem all or a portion of the Select Class shares in your account, a redemption request should be submitted as described below. Shares will be redeemed at the net asset value next determined after receipt of the redemption request by the transfer agent. Redemptions received by 4:00 p.m. Eastern time will be processed at the net asset value determined as of 4:15 p.m. on that date if all required documentation is received by the transfer agent by 4:00 p.m. Redemption requests received after 4:00 p.m. will be processed at the net asset value determined on the following business day.

Redeem by Mail Shares of any Fund may be redeemed by sending a letter of instruction to the transfer agent identifying the Fund, the number of shares or dollar amount to be redeemed, your name and the Fund account number. The letter of instruction must be signed by all person(s) required to sign for the Fund account, exactly as it is registered, and accompanied by a signature guarantee(s). Certain nonindividual shareholders may also be required to furnish copies of a corporate resolution, trust document or other supporting documents.

 Once shares are redeemed, the relevant Fund will normally send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or the maximum period allowed by law, if shorter. Also, a Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. The Fund(s) may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission.

Redeem by Wire Redemption proceeds will be transferred by wire to your designated bank account if federal funds wire instructions are provided with your signature guaranteed letter of redemption. A $7.50 fee will be charged for this service. A minimum redemption of $1,000 is required for wire transfers.

Signature Guarantee The Funds will waive the signature guarantee requirement for redemption requests for amounts of $10,000 or less. However, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.

 The Funds reserve the right to amend or discontinue this waiver of signature guarantee policy at any time and establish other criteria for verifying redemption request authenticity.


For help with
redemptions, call
1-800-367-7732
                                           Aetna Mutual Funds Prospectus     33

 Any one of the following institutions may provide a signature guarantee: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange. Please note that signature guarantees are not provided by notary publics.

Minimum Account Balance To keep your account open, you must maintain a minimum balance of $500 in each Fund account. If this minimum balance is not maintained due to redemptions, the Fund reserves the right to redeem all of your remaining shares in that account and mail the proceeds to you at the address of record. Shares will be redeemed at net asset value on the day the account is closed. The Fund will give you 60 days notice that such redemption will occur unless you make an additional investment to increase the account balance to the $500 minimum.

Tax-Deferred Retirement Plans Aetna Series Fund can be used for investment by a variety of tax-deferred plans. These plans let you save for retirement and can defer taxes on your investment income. Some of these plans are:

(bullet) IRAs, available to individuals who work and their spouses.

(bullet) 401(k) Programs, available to corporations of all sizes to benefit their employees.

Shareholder Information The transfer agent will maintain shareholder accounts. A confirmation statement is sent to you after every trans-action that affects your share balance or account registration. A Form 1099 will also be sent each year by January 31. You will also receive an annual and semiannual report of the Funds. The transfer agent may charge you a fee for special reports such as an historical transcript of your account.

 Consolidated Statements, reflecting current account values and year-to-date transactions, will be sent each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a Consolidated Statement showing your individual and IRA accounts. Annual and semiannual reports will also be consolidated on this basis. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by those other shareholders be shown on one Consolidated Statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on the Consolidated Statement.


Information you
will receive




34 Aetna Mutual Funds Prospectus

Other Features

Systematic Investment The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any of the Funds. You may select, on the Application, the amount of money to be moved and the Fund to be invested in. There is no minimum initial cash investment required to open your account. However, the minimum monthly Systematic Investment is $50 per Fund account. Your application must be received at least 15 business days prior to the first EFT transaction. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your account. Also, a Fund will hold payment of redemption proceeds until a Systematic Investment has cleared, which may take up to 12 calendar days.

Automatic Cash Withdrawal Plan The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in the Funds. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from your account(s) in the Fund(s) to your designated bank account on a monthly basis. In order to start this plan, you must have a minimum balance of $10,000 in any Fund account utilizing this feature. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the 1st day of the month. There may be tax consequences associated with these transactions. Please consult your tax advisor.

Checkwriting Service Checkwriting is available with the Money Market Fund. There is currently no charge for this service. Checks must be for a minimum of $250. The checkwriting service may not be used for a complete redemption of your account. If the amount of the check is greater than the value of your account, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment in the past 12 calendar days will be returned unpaid due to uncollected funds. The option for this service is included on the Application. All notices with respect to checks must be given to the transfer agent. The checkwriting service is not available for IRAs or other retirement accounts.

TDD Service Firstar Trust Company, the transfer agent, offers
Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-3416 and appears on shareholder account statements.

Changes to Service The Funds reserve the right to amend the shareholder services or to change the terms or conditions.

A convenient way
to make regular
investments


For more
information, call
1-800-367-7732


Be sure to
sign up for
checkwriting
services




                                          Aetna Mutual Funds Prospectus     35

Cross-Fund Investing

(bullet) Dividend Investing - You may elect to have dividend and/or capital gains distributions automatically invested in one other Select Class Fund account.

(bullet) Systematic Exchange - You may establish an automatic exchange of Select
         Class shares from one Fund account to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. As this transaction is treated as an exchange, the policies related to the exchange privilege apply. Please read the "Shareholder Services-Purchase by Exchange" section carefully. There may be tax consequences associated with these exchanges. Please consult your tax advisor.

Cross-Fund Investing may only be made in a Fund account that has been previously established with the Fund's minimum investment. To request either or both of these features, please call 1-800-367-7732 to obtain the appropriate application.

Management of the Funds

Directors The business affairs of each Fund are managed under the direction of the Board of Directors (Directors). The Directors set broad policies for the Company and each Fund. Information about the Directors is found in the SAI.

Investment Adviser ALIAC, the Investment Adviser for each Fund, is a Connecticut corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156. The Investment Adviser is registered with the Commission as an investment adviser and in addition to managing the Funds, provides investment advisory services to other investment companies and for its general account, all of which together hold over $6 billion in assets. The Investment Adviser is a wholly owned subsidiary of Aetna Life and Casualty Company which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services.

 Under an investment advisory agreement, the Investment Adviser is, subject to the supervision of the Directors, responsible for managing the assets of each Fund in accordance with its investment objectives and policies.

 The Investment Adviser furnishes all necessary facilities and pays the salaries and other related costs of personnel engaged in providing investment advice to the Company. It also pays salary, other fees and expenses for Directors and officers of the Company who are employees or affiliated persons of the Investment Adviser.




Your
Investment
Adviser



36 Aetna Mutual Funds Prospectus

 The Investment Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of each Fund as follows:

                         Fee          Assets
---------------------------------------------------
Money Market Fund      0.400% On first $500 million
                       0.350% On next $500 million
                       0.340% On next $1 billion
                       0.330% On next $1 billion
                       0.300% Over $3 billion
---------------------------------------------------
Government Fund        0.500% On first $250 million
                       0.475% On next $250 million
                       0.450% On next $250 million
                       0.425% On next $1.25 billion
                       0.400% Over $2 billion
                         Fee          Assets
---------------------------------------------------
Bond Fund              0.500% On first $250 million
                       0.475% On next $250 million
                       0.450% On next $250 million
                       0.425% On next $1.25 billion
                       0.400% Over $2 billion
---------------------------------------------------
Tax-Free Fund          0.500% On first $250 million
                       0.475% On next $250 million
                       0.450% On next $250 million
                       0.425% On next $1.25 billion
                       0.400% Over $2 billion
---------------------------------------------------
Aetna Fund             0.800% On first $500 million
                       0.750% On next $500 million
                       0.700% On next $1 billion
                       0.650% Over $2 billion
---------------------------------------------------
Growth and Income Fund 0.700% On first $250 million
                       0.650% On next $250 million
                       0.625% On next $250 million
                       0.600% On next $1.25 billion
                       0.550% Over $2 billion
---------------------------------------------------
Growth Fund            0.700% On first $250 million
                       0.650% On next $250 million
                       0.625% On next $250 million
                       0.600% On next $1.25 billion
                       0.550% Over $2 billion

Advisory
Fees
                                           Aetna Mutual Funds Prospectus    37

                            Fee          Assets
------------------------------------------------------
Small Company Growth
Fund                      0.850% On first $250 million
                          0.800% On next $250 million
                          0.775% On next $250 million
                          0.750% On next $1.25 billion
                          0.725% Over $2 billion
------------------------------------------------------
International Growth Fund 0.850% On first $250 million
                          0.800% On next $250 million
                          0.775% On next $250 million
                          0.750% On next $1.25 billion
                          0.700% Over $2 billion
------------------------------------------------------
Asian Growth              1.000% On first $250 million
                          0.875% On next $250 million
                          0.850% On next $250 million
                          0.825% On next $1.25 billion
                          0.800% Over $2 billion
------------------------------------------------------

 The investment advisory and administrative service fees, when taken together, applicable to (before expense reimbursement) the Aetna Fund, Growth and Income Fund, Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund are higher than those charged by some other investment advisers to other registered investment companies.

Sub-Advisers The Investment Adviser has engaged Aeltus as the sub-adviser to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund, Aeltus Far East as the sub-adviser to the Asian Growth Fund, and Dunedin as the sub-adviser to the International Growth Fund. Aeltus is a Connecticut corporation located at 151 Farmington Avenue, Hartford, Connecticut, 06156. Aeltus is a wholly owned subsidiary of Aetna Life Insurance Company which is in turn owned by Aetna. Aeltus Far East has its principal place of business at 2 Pacific Place, 88 Queensway, Hong Kong. Dunedin is headquartered in Edinburgh, Scotland. Each sub-adviser is registered as an investment adviser with the Commission.

 Under Sub-advisory Agreements with the Investment Adviser, the sub-advisers are subject to the supervision of the Investment Adviser and the Directors, and are responsible for managing the assets of each respective Fund in accordance with its investment objective and policies. The sub-advisers pay the salaries and other related costs of per-




Sub-advisers to
Aetna Series
Fund, Inc.


38 Aetna Mutual Funds Prospectus
sonnel engaged in providing investment advice including office space, facilities and equipment.

 The Investment Adviser has overall responsibility for monitoring the investment program maintained by the sub-advisers for compliance with applicable laws and regulations and the respective Fund's investment objective.

Administrator ALIAC acts as administrator for each Fund and performs certain administrative and internal accounting services, including maintaining general ledger accounts, regulatory compliance, preparation of financial information for semiannual and annual reports, preparing registration statements, calculating net asset values (except for the International Growth and Asian Growth Funds), shareholder communications and supervision of the custodians and transfer agent.

 For these services, each Fund pays ALIAC a monthly fee at an annual rate based on average daily net assets as follows: 0.25% on the first $250 million, 0.24% on the next $250 million, 0.23% on the next $250 million, 0.22% on the next $250 million, 0.20% on the next $1 billion and 0.18% on assets over $2.0 billion.

Principal Underwriter ALIAC is the principal underwriter for the Company. ALIAC may contract with various broker-dealers, including one or more affiliates, for distribution of Select Class shares. ALIAC may also sell shares of the Funds directly.

Transfer Agent Firstar Trust Company acts as each Fund's transfer and dividend-paying agent. Firstar is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Fund Expenses Each Fund bears the costs of its operations. Expenses directly attributable to a Fund are charged to that Fund. Some expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund and some expenses are allocated equally to each Fund.

Portfolio Management

The following individuals are primarily responsible for the day-to-day management of the Funds, as indicated below. All of the following individuals may also decide as a group what strategy may benefit all of the Funds.

Money Market Fund, Government Fund and Bond Fund Jeanne Wong-Boehm, Managing Director, ALIAC. Ms. Wong-Boehm has been with ALIAC since 1982 and has over 10 years of investment experience.
                                            Aetna Mutual Funds Prospectus    39

Tax-Free Fund Neil Grabowski, Managing Director, Aeltus. Mr. Grabowski has been with Aetna since 1982 and has over 12 years experience managing tax-exempt securities.

Aetna Fund John Y. Kim, Chief Investment Officer, ALIAC. Mr. Kim joined ALIAC in May 1994. Mr. Kim has over 10 years of investment management experience with ALIAC, an affiliate of ALIAC, and Mitchell Hutchins Institutional Investors, Inc.

Growth and Income Fund Martin J. Duffy, Portfolio Manager, ALIAC. Mr. Duffy has been with ALIAC since 1972 and has over 20 years of investment experience. Vince Fioramonti, who is responsible for Hong Kong transactions for this Fund, has been with Aetna since 1994 and has over 7 years of international investment experience.

Growth Fund Peter B. Canoni, Managing Director, Aeltus. Mr. Canoni has been with Aetna since 1980 and has over 20 years of investment experience.

Small Company Growth Fund Thomas J. DiBella, Investment Officer, Aeltus. Before joining Aeltus, Mr. DiBella was Investment Officer at Bethlehem Steel from 1989 to 1991. Mr. DiBella has over 10 years of investment experience.

International Growth Fund Douglas A. Thomson, Dunedin Fund Managers, Ltd., began managing the Fund May 1, 1994. Mr. Thomson has 9 years of investment experience with Dunedin.

Asian Growth Fund Anna Tong, Managing Director, Aeltus Far East. Ms. Tong has been with Aetna since 1985 and has over 10 years of Asian investment experience.

Fund Distributions

(bullet) The Money Market Fund declares dividends daily and pays monthly.

(bullet) The Government Fund, the Bond Fund and the Tax-Free Fund declare and pay dividends monthly.

(bullet) The Aetna Fund and the Growth and Income Fund declare and pay dividends semiannually.

(bullet) The Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund declare and pay dividends annually.

(bullet) All capital gains distributions, if any, are paid on an annual basis.

 Income dividends are derived from investment income, including dividends, in terest, realized short-term capital gains, and certain foreign



How to
receive
dividends


40 Aetna Mutual Funds Prospectus
currency gains received by a Fund. Capital gains distributions are derived from each Fund's realized long-term capital gains. The per share dividends and distributions of Select Class shares will be higher than the per share dividends and distributions of the Adviser Class as a result of the distribution fees and service fees applicable to the Adviser Class.

 Money Market Fund shares begin to accrue dividends the day after they are purchased; a redemption will include dividends declared through the redemption date.

Reinvestment of Income Dividends and Capital Gains Distributions Unless you elect otherwise, as permitted in the Application, income dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional Select Class shares of that Fund and will be credited to your account at the next determined net asset value per share. Both income dividends and capital gains distributions are paid by a Fund on a per-share basis. As a result, at the time of such payment, the net asset value per share of a Fund (except the Money Market Fund) will be reduced by the amount of such payment.

 If you wish to change the manner in which you receive income dividends and capital gains distributions, your notification of such change must be received by the transfer agent at least ten days before the next scheduled distribution.

Net Asset Value

The net asset value per share ("NAV") of each Fund is determined as of 4:15 p.m. Eastern time on each day that the NYSE is open for trading. Except for the Money Market Fund, the NAV is computed by dividing the total value of a Fund's securities, plus any cash or other assets (including dividends accrued but not collected) less all liabilities (including accrued expenses), by the number of shares outstanding.

 Portfolio securities are valued primarily on the basis of market quotations. All other assets, including restricted securities and other securities for which market quotations are not readily available, are valued at their fair value in such manner as may be determined, from time to time, in good faith by, or under the authority of, the Directors.

 The Money Market Fund's portfolio securities are valued by the amortized cost method of valuation. The Money Market Fund's use of amortized cost is part of its effort to maintain a constant net asset value of $1.00 per share.




Pricing
your Fund




                                           Aetna Mutual Funds Prospectus     41

Taxes

Introduction The tax information described below is only a summary of federal income tax consequences and is based on tax laws and regulations in effect as of the date of this Prospectus. Please refer to the SAI for a more detailed discussion of federal income tax considerations. In addition to federal taxes, you may be subject to state and local taxes and you should discuss your individual tax situation with your tax advisor.

Shareholder Distributions Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have owned your shares. Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Depending on a Fund's investments, part or all of ordinary income dividends could be treated as: (1) "U.S. Government Interest Dividends" which are exempt from state and local taxes; (2) "Qualifying Dividends" which for corporate shareholders would qualify for the 70% dividends-received deduction; or (3) "Exempt Interest Dividends" which are excluded from regular federal tax and possibly from state and local tax. Dividends paid by the Government Fund may be U.S. Government Interest Dividends. Substantially all dividends paid by the Growth and Income Fund, and, to a lesser degree, the Aetna Fund, the Growth Fund and the Small Company Growth Fund will be Qualifying Dividends. Currently, only the Tax-Free Fund pays Exempt Interest Dividends, which would be included in determining the taxability of social security benefits and a portion of which may be a "tax-preference item" for purposes of the alternative minimum tax.

 Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. The International Growth and Asian Growth Funds may elect to "pass through" foreign taxes paid in order to permit shareholders to claim a credit or deduction, if more than 50% of the value of such Fund's assets at the close of a taxable year consist of stock or securities of foreign corporations.

 A Fund's distributions are taxable in the year they are received, whether you take them in cash or reinvest them in additional shares. However, distributions declared in December and paid in January are taxable as if paid on December 31. Each Fund will send a statement to shareholders by January 31 indicating the tax status of distributions made during the previous year, and any foreign taxes "passed-through" to shareholders.


Form 1099-DIV
will be mailed
to you in January


42 Aetna Mutual Funds Prospectus

Buying a Dividend If you buy shares of a Fund (other than the Money Market
Fund) just before the ex-dividend date, you will be taxed on the entire amount of the dividend received.

Share Redemptions Any gain or loss realized when you redeem (sell) or exchange shares of a Fund will be treated as a taxable long-term or short-term capital gain or loss. Please see the SAI for information regarding any limitation on deductibility of such losses.

Tax Withholding When you fill out your Application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding by the Internal Revenue Service ("IRS"). If you are subject to backup withholding, the IRS can require a Fund to withhold 31% of your taxable dividends, capital gains distributions and redemptions.

General Information

Articles of Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation (Articles) provide for the issuance of multiple series of shares each representing a portfolio of investments with different investment objectives, policies and restrictions. The Company currently offers 13 series or Funds. Ten of the Funds are described in this Prospectus.

Share Classes Each Fund offers shares of common stock currently classified into two classes, Select Class shares and Adviser Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charge, if any, for each class; (b) the distributions and/or service fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class and (e) the exchange privilege of each class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different classes of shares of the Fund. The Directors continue to consider whether any such conflicts exist and, if so, take appropriate action.

 The Company has obtained a ruling from the IRS with respect to the ten Funds described in this Prospectus to the effect that differing distributions among the classes of its shares will not result in the Fund's dividends or other distributions being regarded as "preferential dividends" under the Code. The Company is currently seeking a similar ruling for its three newest Funds. For additional information, see the SAI.

Capital Stock The Articles currently authorize the issuance of 4.8 billion shares of capital stock of the Company. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.

                                            Aetna Mutual Funds Prospectus    43

 As of December 31, 1994, the following shares were owned by Aetna companies:

                                   ALIAC
                          ----------------------
                            Select     Adviser
                          ---------- -----------
Money Market Fund            112,766
Government Fund            2,775,194
Bond Fund                    264,524   2,685,214
Tax-Free Fund                125,485   2,175,175
The Aetna Fund               306,564   2,473,594
Growth and Income Fund        67,107     469,715
Growth Fund                2,232,815
Small Company Growth Fund  2,472,661
International Growth Fund    180,693     478,766
Asian Growth Fund          1,013,800
Aetna Ascent                  20,000
Aetna Crossroads              20,000
Aetna Legacy                  20,000

                                   ALIC
                          ----------------------
                            Select     Adviser
                          ---------- -----------
Money Market Fund          2,248,769  25,942,654
Asian Growth Fund          2,043,588

                          The Aetna Casualty and
                              Surety Company
                          ----------------------
                            Select     Adviser
                          ---------- -----------
International Growth Fund    498,517   1,962,943

 All shares were acquired for investment and can be disposed of only by redemption. ALIAC and its affiliates may make additional investments into the Funds.

Shareholder Meetings The Company is not required and does not intend to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940. If requested by the holders of at least 10% of a Fund's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

Voting Rights Shareholders of each class are entitled to one vote for each full share held and fractional votes for fractional shares of each class held on matters submitted to the shareholders of the Company. Voting rights are not cumulative. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one class of shares.

44 Aetna Mutual Funds Prospectus

Payments to Dealers From time to time, ALIAC or its affiliates may make payments (up to 0.25%, computed on an annualized basis, of average monthly account values) to other dealers and/or their agents who sell Select Class shares or who provide shareholder services to you. These payments are made from the resources of the paying entity so the price you pay for Select Class shares and the value of your investment will be unaffected.

Performance Data

The Funds may compare their performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications of general interest. These may include the Standard & Poor's 500 Stock Index ("S&P 500"), Shearson Lehman Aggregate Bond Index, Dow Jones Industrial Average ("DJIA"), Lipper Analytical Services, Inc., IBC/Donoghue's Taxable MFA, the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index and the Morgan Stanley Capital
International Far East Free ("FEF ex. Japan") Index.

Glossary of Investment Terms

This glossary describes some of the securities used by the Funds. Further in formation is available in the SAI:

Banker's Acceptance A banker's acceptance is a time draft drawn on a bank and is customarily used by corporations as a means of financing payment for traded goods. When a draft is accepted by a bank, the bank guarantees to pay the face value of the debt at maturity.

Certificates of Deposit For large deposits not withdrawable on demand, banks issue certificates of deposit ("CDs") as evidence of ownership. CDs are usually negotiable and traded among investors such as mutual funds and banks.

Commercial Paper Commercial paper is short-term debt instruments issued by companies or banks with a maturity ranging from five to 270 days.

Eurodollars Eurodollars are U.S. dollars held in banks outside the United States, mainly in Europe but also in other countries, and are commonly used for the settlement of international transactions. There are many types of Eurodollar securities including Eurodollar CDs and bonds; these securities are not registered with the Commission. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions.

                                          Aetna Mutual Funds Prospectus      45

High Risk High-Yield Securities Bonds of low quality security backing rated BB or below by Standard & Poor's Corp. or Ba or below by Moody's Investors Service, Inc., or other agencies, or, if unrated, considered by the Investment Adviser to be of comparable quality. These bonds are often called "junk bonds" because of the greater possibility of default.

Municipal Securities Debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. Such securities provide interest income that is exempt from federal income taxes, and in some instances, state and local income taxes.

Pay-in-Kind Bonds Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds.

Repurchase Agreements A repurchase agreement or "repo" is an agreement between a seller and buyer, usually of U.S. Government securities, to sell and subsequently repurchase securities at a fixed price on a future date. The primary attraction of repurchase agreements is the flexibility of maturities.

U.S. Government Derivatives A Fund may purchase separately traded principal and interest components of certain U.S. Government securi-ties ("STRIPS"). In addition, a Fund may acquire custodial receipts that represent ownership in a U.S. Government security's future interest or principal payments. These securities are known by such exotic names as TIGRS and CATS and may be issued at a discount to face value. They are generally more volatile than normal fixed income securities because interest payments are accrued rather than paid out in regular installments.

U.S. Government Securities Securities issued by the U.S. Government and its agencies.

Direct Obligations of the U.S. Government are:
Treasury Bills - issued with short maturities (one year or less) and priced at a discount to face value. The income for investors is the difference between the purchase price and the face value.

46 Aetna Mutual Funds Prospectus

Treasury Notes - intermediate-term securities with maturities of between one to ten years. Income to investors is paid in semiannual interest payments. Treasury Bonds - long-term securities with maturities from ten years to up to thirty years. Income is paid to investors on a semi-annual basis.

 In addition, U.S. Government Agencies issue debt securities to finance ac tivities for the U.S. Government. These agencies include among others the Federal Home Loan Bank, Federal National Mortgage Association ("FNMA" or "Fannie Mae"), Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Export-Import Bank and the Tennessee Valley Authority.

 Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.

Variable Rate Instruments A variable or floating rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which can reasonably be expected to have a market value close to par value.

Yankee Bonds A bond issued in the United States by foreign countries, corporations and banks. Similarly, Yankee CDs are issued in the U.S. by branches of foreign banks.

Zero Coupon Bonds Bonds issued at a deep discount to face value. These bonds pay no interest but are redeemed at full face value. The price of zero coupon bonds are more volatile than bonds which pay interest but are rated on the same principles as all fixed-income investments.

 The Funds also use some of the following securities to manage risk and volatility:

Call Option The right to buy a security, currency or stock index at a stated price, or strike price, within a fixed period. A call option will be exercised if the spot price rises above the strike price; if not, the option expires worthless.

Put Option The right to sell a security, currency or stock index at a stated price, or strike price, within a fixed period. A put option will be exercised if the spot price falls below the strike price; if not, the option expires worthless.

                                             Aetna Mutual Funds Prospectus   47

Covered Call Options A call option backed by the securities underlying the option. The owner of a security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security.

Convertible Stock Corporate securities, which may be either bonds or preferred shares, that can be exchanged for shares at a fixed price.

Futures Contracts to buy securities, currencies or stock indexes in the future at a price agreed in advance. A futures contract obliges the buyer to purchase the security and the seller to sell it, unlike an option where the buyer can choose whether or not to exercise the option.

Preferred Stock Shares which pay a fixed dividend, in contrast to common stock whose dividends depend on the profits of the company.

Warrants A security, normally offered with bonds or preferred stock, that entitles investors to buy shares at a prescribed price within a named period. The time period is usually longer than that of a call option.

Description of Corporate Bond Ratings

Moody's Investors Service, Inc.

"Aaa" Rating Bonds rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Rating Bonds rated Aa are judged to be of high-quality by all standards. Together with the Aaa group, they are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

"A" Rating Bonds rated A possess many favorable investment attributes and are considered upper-medium-grade obligations. Factors relating to security of principal and interest are considered adequate but elements may be present which suggest possible impairment sometime in the future.

48 Aetna Mutual Funds Prospectus

"Baa" Rating Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics.

"Ba" Rating Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes this class of bond.

"B" Rating Bonds rated B generally lack characteristics of the desirable in vestment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

 The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

Standard & Poor's Corporation

"AAA" Rating Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Rating Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Rating Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" Rating Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB" Rating Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face ma-

                                            Aetna Mutual Funds Prospectus    49
jor uncertainties or exposure to adverse business, financial, or economic co nditions which could lead to inadequate capacity to meet timely interest and principal payments.

"B" Rating Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

 The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

50        Aetna Mutual Funds Prospectus

Aetna Series Fund, Inc.
151 Farmington Avenue
Hartford, CT 06156-8962

1-800-367-7732

Investment Adviser
Aetna Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, CT 06156

Custodians
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109

Transfer Agent
Firstar Trust Company
P.O. Box 701
Milwaukee, WI 53201-0701

Independent Auditors
KPMG Peat Marwick LLP
CityPlace II
Hartford, CT 06103-4103

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of a Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

                                          Aetna Mutual Funds Prospectus     51

                             AETNA SERIES FUND, INC.
                                  Adviser Class


The Prospectus for the Aetna Series Fund, Inc. dated March 31, 1995 is amended as follows.

1. The Aetna Tax-Free Fund is not offered by this prospectus. References to the Aetna Tax-Free Fund are deleted.

2.    All references to Dunedin Fund Managers, Ltd. are deleted.

      On Page 38, the first paragraph of the section entitled "Subadvisers" is deleted and replaced with the following:

      The Investment Adviser has engaged Aeltus as the sub-adviser to the Tax Free Fund, Growth Fund and the Small Company Growth Fund. Aeltus Far East serves as the sub-adviser to the Asian Growth Fund pending its merger with the International Growth Fund. Aeltus is a Connecticut corporation located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aeltus is a wholly owned subsidiary of Aetna Life Insurance Company which is in turn owned by Aetna. Aeltus Far East has its principal place of business at 2 Pacific Place, 88 Queensway, Hong Kong. Each sub-adviser is registered as an investment adviser with the Commission.

3. The following is added after the heading "Aetna Asian Growth Fund" on page 20.

      On September 29, 1995, the Board of Directors of the Aetna Series Fund, Inc. adopted a Plan of Reorganization and Liquidation on behalf of the Aetna Asian Growth Fund (the "Plan"). If the Plan is approved by the Asian Growth Fund shareholders, the Aetna International Growth Fund would acquire all of the assets of the Asian Growth Fund, the shareholders of the Asian Growth Fund would become shareholders of the International Growth Fund, and the Asian Growth Fund would be liquidated.

4. On page 40, the last paragraph is deleted and replaced in its entirety by the following:

      Growth and Income Fund. Kevin M. Means, Portfolio Manager, ALIAC. Mr. Means has over eight years investment management experience. Before joining ALIAC in 1994 he was with INVESCO Capital Management, Inc. Vincent Fioramonti, who is responsible for Hong Kong transactions for this Fund, has been with ALIAC since 1994 and has over 7 years of international investment experience.

5. Pages 6 though 13 are deleted in their entirety and replaced with the following:

Fee Tables

The following is provided to assist you in understanding the various expenses that you would bear directly or indirectly as an investor in the Funds. A complete description of expenses starts on page 36.

-------------------------------------------------------------------------------------------------------------
                                  Adviser Class
                        Shareholder Transaction Expenses
                                                      Deferred Sales    Sales Charge on
                                   Sales Charge on       Charge on          Dividend          Exchange
                                      Purchases        Redemptions1       Reinvestment           Fee
Money Market                            None               1.0%               None              None
Government                              None               1.0%               None              None
Bond                                    None               1.0%               None              None
Aetna Fund                              None               1.0%               None              None
Growth and Income                       None               1.0%               None              None
Growth                                  None               1.0%               None              None
Small Company Growth                    None               1.0%               None              None
International Growth                    None               1.0%               None              None
Asian Growth                            None               1.0%               None              None

1 The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class shares. Direct purchases into the Money Market Fund are not subject to a sales charge on redemption. Investors may pay charges less than 1.0%, depending on the length of time the shares are held. Adviser Class shares of each Fund other than the Money Market Fund are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% of the value of average daily net assets of the Adviser Class. The Money Market Fund is subject to an annual service fee of 0.10% of the value of average daily net assets of its Adviser Class. See "Fees and Charges" in the Adviser class prospectus.

-------------------------------------------------------------------------------------------------------------
                                  Adviser Class
                         Annual Fund Operating Expenses
                  (as a percentage of average daily net assets)
                                                                                               Total Fund
                                                                                           Operating Expenses
                            Management/Advisory  Administrative                                (after fee
                                Fee (after            Fee                                    waiver/expense
                               fee waiver)         (after fee       12b-1        Other       reimbursement)
                                                    waiver)          Fees      Expenses
Money Market                      0.00%              0.10%          0.00%        0.20%           0.30%
Government                        0.04%              0.25%          0.50%        0.66%           1.45%
Bond                              0.19%              0.25%          0.50%        0.56%           1.50%
Aetna Fund                        0.80%              0.25%          0.50%        0.52%           2.07%
Growth and Income                 0.68%              0.25%          0.50%        0.99%           2.42%
Growth                            0.70%              0.25%          0.50%        0.72%           2.17%
Small Company Growth              0.85%              0.25%          0.50%        0.54%           2.14%
International Growth              0.85%              0.25%          0.50%        0.81%           2.41%
Asian Growth                      0.41%              0.25%          0.50%        1.14%           2.30%

From time to time, the Investment Advisor may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.

The expenses shown above have been estimated based on annualized expenses for the period from inception of the class (April 15, 1994) through October 31, 1994 and reflect the most current fee waiver/expense arrangements as of the date of this Supplement. Fee waiver/expense arrangements are in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements currently limit the Total Fund Operating Expenses for these Funds at the amounts shown above. Without these arrangements, expenses would have been as follows: Money Market Fund's Management/Advisory Fees, Administrative Fees, Other Expenses and Total Fund Operating Expenses would have been 0.40%, 0.25%, 0.30%, and 0.95%, respectively; Government Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.91%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.81%, respectively; and Asian Growth Fund's Management/ Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.50%, respectively (2.89% actual expense reduced to comply with California state law).

------------------------------------------------------------------------------------------------------------
Adviser Class Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:

                                                     1 Year        3 Years        5 Years       10 Years
Money Market
   Redemption at end of each time period               $13            $15           $ 17           $ 38
   No Redemption                                         3             10             17             38
Government
   Redemption at end of each time period                25             51             79            174
   No Redemption                                        15             46             79            174
Bond
   Redemption at end of each time period                25             52             82            179
   No Redemption                                        15             47             82            179
Aetna Fund
   Redemption at end of each time period                31             70            111            240
   No Redemption                                        21             65            111            240
Growth and Income
   Redemption at end of each time period                35             80            129            276
   No Redemption                                        25             75            129            276
Growth
   Redemption at end of each time period                32             73            116            250
   No Redemption                                        22             68            116            250
Small Company Growth
   Redemption at end of each time period                32             72            115            247
   No Redemption                                        22             67            115            247
International Growth
   Redemption at end of each time period                34             80            129            275
   No Redemption                                        24             75            129            275
Asian Growth
   Redemption at end of each time period                33             77            123            264
   No Redemption                                        23             72            123            264

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown. This example reflects, among other things, the application of the maximum Deferred Sales Charge imposed on adviser Class shares. Direct purchases into the Money Market Fund are not subject to the Deferred Sales Charge on redemption.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                  Select Class
                        Shareholder Transaction Expenses
                                                         Deferred        Sales Charge on
                                   Sales Charge on     Sales Charge         Dividend           Exchange
                                      Purchases       on Redemptions      Reinvestment           Fee
Money Market                            None               None               None               None
Government                              None               None               None               None
Bond                                    None               None               None               None
Aetna Fund                              None               None               None               None
Growth and Income                       None               None               None               None
Growth                                  None               None               None               None
Small Company Growth                    None               None               None               None
International Growth                    None               None               None               None
Asian Growth                            None               None               None               None

-------------------------------------------------------------------------------------------------------------
                                  Select Class
                         Annual Fund Operating Expenses
                  (as a percentage of average daily net assets)
                                                                                       Total Fund Operating
                                                                                             Expenses
                                    Management /     Administrative Fee                 (after fee waiver /
                                    Advisory Fee     (after fee waiver)     Other             expense
                                 (after fee waiver)                        Expenses       reimbursement)
Money Market                           0.00%               0.10%            0.20%              0.30%
Government                             0.04%               0.25%            0.41%              0.70%
Bond                                   0.19%               0.25%            0.31%              0.75%
Aetna Fund                             0.80%               0.25%            0.27%              1.32%
Growth and Income                      0.68%               0.25%            0.10%              1.03%
Growth                                 0.70%               0.25%            0.47%              1.42%
Small Company Growth                   0.85%               0.25%            0.48%              1.58%
International Growth                   0.85%               0.25%            0.78%              1.88%
Asian Growth                           0.41%               0.25%            0.89%              1.55%

From time to time, the Investment Advisor may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.

The expenses shown above have been annualized based on the ten month period ended October 31, 1994 and reflect the most current fee waiver/expense arrangements as of the date of this Supplement. Fee waiver/expense arrangements are in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements currently limit the Total Fund Operating Expenses for these Funds at the amounts shown above. Without these arrangements, expenses would have been as follows: Money Market Fund's Management/Advisory Fees, Administrative Fees and Total Fund Operating Expenses would have been 0.40%, 0.25%, and 0.85%, respectively; Government Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.16%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.06%, respectively; and Asian Growth Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.14%, respectively.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                  Select Class
                                     Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                                       1 Year             3 Years           5 Years           10 Years
Money Market                             $ 3                $10               $ 17              $ 38
Government                                 7                 22                 39                87
Bond                                       8                 24                 42                93
Aetna Fund                                13                 42                 72               159
Growth and Income                         11                 33                 57               126
Growth                                    14                 45                 78               170
Small Company Growth                      16                 50                 86               188
International Growth                      19                 59                102               220
Asian Growth                              16                 49                 84               185

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown.
-------------------------------------------------------------------------------

As noted above, each Fund has two classes, Adviser Class shares and Select Class shares. Because the expenses and sales charges vary between the classes, the performance of each class will vary. Registered representatives may receive different levels of compensation when selling shares of the Fund's classes. Additional information regarding each Fund's classes may be obtained by calling your representative or 1-800-367-7732.

Financial Highlights -- Adviser Class Shares
(for one outstanding share throughout each period)

The selected data presented below for, and as of the end of, each of the periods listed are derived from the financial statements of Aetna Series Fund, Inc. The financial statements as of April 30, 1995 (unaudited) are included in the SAI amendment dated December 1, 1995. The financial statements for the period ended October 31, 1994 have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of October 31, 1994 and the financial highlights for the period ended October 31, 1994 and the independent auditors' report thereon, are included in the SAI. The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

-------------------------------------------------------------------------------

                                    -----------------------------------    ---------------------------------
                                            Money Market Fund                      Government Fund
                                    -----------------------------------    ---------------------------------
                                       Six-month                             Six-month
                                     period ended    Period from Apr.       period ended      Period from
                                    April 30, 1995       15,1994 -         April 30, 1995   Apr. 15, 1994 -
                                      (unaudited)      Oct. 31, 1994        (unaudited)      Oct. 31, 1994
Net asset value, beginning of
period...........................      $     1.00             1.00                  9.41             9.67
                                       ----------       ----------            ----------       ----------
Income from investment operations:
Net investment income............             .03              .03                   .27              .24
Net realized and change in
unrealized gain (loss)...........             .00              .00                   .25             (.24)
                                       ----------       ----------            ----------       -----------
Total                                         .03              .03                   .52              .00
Less distributions:
From net investment income.......            (.03)            (.03)                 (.28)            (.26)
                                       -----------      -----------           -----------      -----------
Net asset value, end of period...      $     1.00             1.00                  9.65             9.41
                                       ==========       ==========            ==========       ==========

Total return.....................           2.86%            2.41%                 5.66%           (0.06)%
Net assets, end of period (000's)      $  72,699           47,350                   257              151
Ratio of total expenses to
average net assets*..............           0.25%            0.21%                 1.59%            1.28%
Ratio of net investment income to
average net assets*..............           5.66%            4.27%                 6.07%            4.68%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............           0.86%            0.92%                 2.04%            2.11%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........           5.05%            3.67%                 5.62%            3.85%
Portfolio turnover rate..........             N/A              N/A                75.52%           43.63%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    -----------------------------------    ---------------------------------
                                                Bond Fund                           The Aetna Fund
                                    -----------------------------------    ---------------------------------
                                       Six-month                             Six-month
                                     period ended    Period from Apr.       period ended      Period from
                                    April 30, 1995       15,1994 -         April 30, 1995   Apr. 15, 1994 -
                                      (unaudited)      Oct. 31, 1994        (unaudited)      Oct. 31, 1994
Net asset value, beginning of
period...........................      $     9.58             9.92                 10.62            10.54
                                       ----------       ----------            ----------       ----------
Income from investment operations:
Net investment income............             .28              .28                   .12              .19
Net realized and change in
unrealized gain (loss)...........             .21             (.35)                  .45              .00
                                       ----------       -----------           ----------       ----------
Total                                         .49             (.07)                  .57              .19
Less distributions:
From net investment income.......            (.28)            (.27)                 (.14)            (.11)
                                       -----------      -----------           -----------      -----------
Net asset value, end of period...      $     9.79             9.58                 11.05            10.62
                                       ==========       ==========            ==========       ==========

Total return.....................           5.19%          (0.68)%                 5.41%            1.84%
Net assets, end of period (000's)      $  14,297           25,405                     818          26,396
Ratio of total expenses to
average net assets*..............           1.50%            1.49%                 2.04%            1.87%
Ratio of net investment income to
average net assets*..............           6.07%            5.36%                 2.65%            1.90%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............           1.79%            1.81%                 2.07%            2.06%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........           5.78%            5.04%                 2.62%            1.67%
Portfolio turnover rate..........          25.30%           51.80%                76.37%           86.10%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    -----------------------------------    ---------------------------------
                                          Growth and Income Fund                     Growth Fund
                                    -----------------------------------    ---------------------------------
                                       Six-month                             Six-month
                                     period ended    Period from Apr.       period ended      Period from
                                    April 30, 1995       15,1994 -         April 30, 1995   Apr. 15, 1994 -
                                      (unaudited)      Oct. 31, 1994        (unaudited)      Oct. 31, 1994
Net asset value, beginning of
period...........................      $    11.08            10.75                 10.74            10.26
                                       ----------       ----------            ----------       ----------
Income from investment operations:
Net investment income (loss).....             .07              .11                  (.03)            (.02)
Net realized and change in
unrealized gain..................             .66              .30                   .81              .50
                                       ----------       ----------            ----------       ----------
Total                                         .73              .41                   .78              .48
Less distributions:
From net investment income.......            (.03)            (.08)                 (.07)             .00
                                       -----------      -----------           -----------      ----------
Net asset value, end of period...      $    11.78            11.08                 11.45            10.74
                                       ==========       ==========            ==========       ==========

Total return.....................           6.71%            3.71%                 7.43%            4.58%
Net assets, end of period (000's)      $    1,166            5,740                  944              417
Ratio of total expenses to
average net assets*..............           1.77%            2.32%                 1.97%             1.72%
Ratio of net investment income to
average net assets*..............           1.40%            1.74%               (0.51)%            (0.25)%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............           1.77%            2.42%                 2.02%            2.17%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........           1.40%            1.65%               (0.57)%          (0.71)%
Portfolio turnover rate..........          78.63%           54.13%                63.90%          120.32%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    -----------------------------------    ---------------------------------
                                        Small Company Growth Fund             International Growth Fund
                                    -----------------------------------    ---------------------------------
                                       Six-month                             Six-month
                                     period ended    Period from Apr.       period ended      Period from
                                    April 30, 1995       15,1994 -         April 30, 1995   Apr. 15, 1994 -
                                      (unaudited)      Oct. 31, 1994        (unaudited)      Oct. 31, 1994
Net asset value, beginning of
period...........................      $    10.35            10.24                 11.51            11.24
                                       ----------       ----------            ----------       ----------
Income from investment operations:
Net investment income (loss).....            (.05)            (.04)                 (.03)             .01
Net realized and change in
unrealized gain (loss)...........            1.06              .15                  (.39)             .26
                                       ----------       ----------            -----------      ----------
Total                                        1.01              .11                  (.42)             .27
Less distributions:
From net investment income.......             .00              .00                  (.25)             .00
From realized gain...............             .00              .00                  (.53)             .00
                                       ----------       ----------            -----------      ----------
Net asset value, end of period...      $    11.36            10.35                 10.31            11.51
                                       ==========       ==========            ==========       ==========

Total return.....................           9.86%            0.98%                (3.59)%            2.40%
Net assets, end of period (000's)      $     581              205                28,590            26,647
Ratio of total expenses to
average net assets*..............           2.14%            1.78%                 2.29%            2.27%
Ratio of net investment income to
average net assets*..............         (0.87)%          (0.72)%               (0.48)%            0.17%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............           2.18%            2.14%                 2.30%            2.41%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........         (0.92)%          (1.07)%               (0.56)%            0.02%
Portfolio turnover rate..........          64.45%          116.28%                21.51%           81.67%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.

                                    -----------------------------------
                                            Asian Growth Fund
                                    -----------------------------------
                                       Six-month
                                     period ended    Period from Apr.
                                    April 30, 1995       15,1994 -
                                      (unaudited)      Oct. 31, 1994
Net asset value, beginning of
period...........................      $     9.46             8.56
                                       ----------       ----------
Income from investment operations:
Net investment income (loss).....             .00             (.01)
Net realized and change in
unrealized gain (loss)...........           (1.67)             .91
                                       -----------      ----------
Total                                       (1.67)             .90
Less distributions:
From net investment income.......            (.01)             .00
                                       -----------      ----------
Net asset value, end of period...      $     7.78             9.46
                                       ==========       ==========

Total return.....................        (17.63)%           10.51%
Net assets, end of period (000's)      $      418              314
Ratio of total expenses to
average net assets*..............           2.82%            1.42%
Ratio of net investment income to
average net assets*..............         (0.08)%          (0.24)%
Ratio of net expenses before
reimbursement and waiver to
average net assets*..............           2.90%            1.73%
Ratio of net investment income
before reimbursement and waiver
to average net assets*...........         (0.69)%          (0.55)%
Portfolio turnover rate..........          29.97%           65.50%

*Annualized
Per share data calculated using average number of shares outstanding throughout the period.


 The date of this amendment is December 1, 1995.

                                 Adviser Class

March 31, 1995

                                                                          Aetna
                                                                   Mutual Funds
                                                                     Prospectus
-------------------------------------------------------------------------------

The Company Aetna Series Fund, Inc. (the "Company") is an open-end management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (collectively the "Funds," individually a "Fund") with different investment objectives, policies and restrictions. Currently, each Fund is authorized to offer two classes of shares, the Adviser Class and the Select Class.

The Prospectus This Prospectus contains information you should know before investing. A Statement of Additional Information ("SAI") dated March 31, 1995, has been filed with the Securities and Exchange Commission ("Commission") and is incorporated by reference into this Prospectus. The SAI is available, without charge, by writing to Aetna Series Fund, Inc., 151 Farmington Avenue, Hartford, CT 06156-8962, by calling 1-800-367-7732, or through your representative.

This Prospectus is for investors eligible to purchase Adviser Class shares of each Fund. A separate Prospectus is available for investors eligible to purchase Select Class shares of each Fund. Sales charges, expenses and performance will vary with respect to each class.

Investment Objectives
-------------------------------------------------------------------------------

Aetna Money Market Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Although the Money Market Fund will strive to maintain a $1.00 net asset value per share, there is no assurance that it will be able to do so. Investments in this Fund are neither insured nor guaranteed by the U.S. Government.

Aetna Government Fund seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Aetna Bond Fund seeks to provide high total return (i.e., income and capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Aetna Tax-Free Fund seeks to provide income exempt from federal income tax consistent with the preservation of capital primarily through investment in municipal securities, the interest from which is exempt from federal income tax.

The Aetna Fund seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments; the Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.

Aetna Growth and Income Fund seeks long-term growth of capital and income through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Aetna Growth Fund seeks growth of capital through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Aetna Small Company Growth Fund seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Aetna International Growth Fund seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America.

Aetna Asian Growth Fund seeks long-term growth of capital primarily through investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND RETAIN FOR FUTURE REFERENCE.

2 Aetna Mutual Funds Prospectus

Table of Contents

Highlights ..................................  4
Fee Tables ..................................  6
Financial Highlights ........................ 10
Description of the Funds .................... 14
Risk Factors and Other Considerations ....... 21
Investment Restrictions ..................... 26
Shareholder Services ........................ 27
Other Features .............................. 33
Cross-Fund Investing ........................ 34
Fees and Charges ............................ 34
Management of the Funds ..................... 36
Portfolio Management ........................ 40
Fund Distributions .......................... 41
Net Asset Value ............................. 42
Taxes ....................................... 42
General Information ......................... 44
Performance Data ............................ 46
Glossary of Investment Terms ................ 46
Description of Corporate Bond Ratings ....... 49

                                                Aetna Mutual Funds Prospectus 3

Highlights

What is a Mutual Fund and What are its Advantages? A mutual fund is an investment company that buys and sells securities on behalf of individuals sharing common financial goals. Mutual funds allow you to pool your money with others, to spread risk through diversification and to benefit from professional management. You have immediate access to your money simply by writing a letter or, in the case of the Aetna Money Market Fund, by writing a check.

What Funds are Offered? The Company is currently comprised of 13 different Funds, each with its own objective and policies and all of which are diversified portfolios under the Investment Company Act of 1940. The following ten Funds are described in this Prospectus:

(bullet) Aetna Money Market Fund (Money Market Fund) - a portfolio consisting of high-quality money market instruments

(bullet) Aetna Government Fund (Government Fund) - a portfolio of U.S.
         Government securities

(bullet) Aetna Bond Fund (Bond Fund) - a portfolio primarily of high-quality corporate and U.S. Government securities

(bullet) Aetna Tax-Free Fund (Tax-Free Fund) - a portfolio primarily of municipal securities

(bullet) The Aetna Fund (Aetna Fund) - a flexible portfolio of stocks, bonds and money market instruments

(bullet) Aetna Growth and Income Fund (Growth and Income Fund) - a common stock portfolio

(bullet) Aetna Growth Fund (Growth Fund) - a common stock portfolio of companies believed to have potential for growth

(bullet) Aetna Small Company Growth Fund (Small Company Growth Fund) - a common stock portfolio of companies with smaller market capitalizations

(bullet) Aetna International Growth Fund (International Growth Fund) - a common stock portfolio of companies traded outside North America

(bullet) Aetna Asian Growth Fund (Asian Growth Fund) - a common stock portfolio of companies traded in Asia excluding Japan

Risk Factors The different types of securities purchased and investment te chniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the credit worthiness of the issuer. In addition, foreign securities have currency risk. For more information, see "Risk Factors and Other Considerations."

What is the Adviser Class of Shares? Each Fund has two classes of shares:
Adviser Class shares, which are offered primarily to the general public, and Select Class shares, which are offered principally to institutions.

4 Aetna Mutual Funds Prospectus

 Adviser Class shares are subject to a contingent deferred sales charge (CDSC). The maximum CDSC is 1.0% of redemption proceeds, declining by 0.25% each year after the date of purchase to zero, so that no charge is imposed on shares purchased over four years prior to redemption. Adviser Class shares of each Fund are also subject to an annual service fee of 0.25% (0.10% for the Money Market Fund) and (except for the Money Market Fund) an annual distribution fee of 0.50% of the value of average daily net assets. See "Fees and Charges" for more information.

How Can I Purchase Shares? You may purchase Adviser Class shares by completing an Aetna Series Fund Adviser Class Application ("Application"). Your initial purchase must be for a minimum of $1,000 for each Fund with a minimum of $500 for Individual Retirement Accounts ("IRA"). We also of fer a systematic investment program that enables investors to purchase shares on a regular basis. Please refer to "Shareholder Services" for complete details.

When Can I Redeem Shares? Shares may be redeemed on each day the New York Stock Exchange, Inc. (NYSE) is open for business. Adviser Class shares are redeemable at net asset value less any applicable CDSC. See "Shareholder Services" for more information.

Who is the Manager? Aetna Life Insurance and Annuity Company ("ALIAC") is the Investment Adviser to each Fund. It is a wholly owned subsidiary of Aetna Life and Casualty Company ("Aetna") which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services. As of December 31, 1994, the Investment Adviser managed over $19 billion of assets worldwide for both individual and institutional investors.

 Aeltus Investment Management, Inc. ("Aeltus") is the sub-adviser to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund and Aeltus Investment Management International (F.E.) Limited ("Aeltus Far East") is the sub-adviser to the Asian Growth Fund. As of December 31, 1994, Aeltus and its affiliate Aeltus Far East managed over $20 billion of assets.

 Dunedin Fund Managers Ltd. ("Dunedin") is the sub-adviser to the International Growth Fund. Dunedin is an operationally independent subsidiary of The Bank of Scotland and has a history of fund management dating back to 1873. Dunedin had total funds under management of $7.4 billion as of December 31, 1994. Dunedin is a member of the Investment Management Regulatory Organization ("IMRO"). Dunedin's conduct of investment business is regulated by IMRO.

 Please refer to "Management of the Funds" for further information.

Customer Service Shareholders in the Funds enjoy a high level of personalized se rvice. Please call your representative for details or refer to "Shareholder Services" for detailed information.

                                           Aetna Mutual Funds Prospectus      5

Fee Tables

The following is provided to assist you in understanding the various expenses that you would bear directly or indirectly as an investor in the Funds. A complete description of expenses starts on page 34.
-------------------------------------------------------------------------------
                             Adviser Class
                    Shareholder Transaction Expenses
                                      Deferred    Sales Charge
                     Sales Charge   Sales Charge   on Dividend Exchange
                     on Purchases on Redemptions1 Reinvestment    Fee
-----------------------------------------------------------------------
Money Market                 None            1.0%         None   None
Government                   None            1.0%         None   None
Bond                         None            1.0%         None   None
Tax-Free                     None            1.0%         None   None
Aetna Fund                   None            1.0%         None   None
Growth and Income            None            1.0%         None   None
Growth                       None            1.0%         None   None
Small Company Growth         None            1.0%         None   None
International Growth         None            1.0%         None   None
Asian Growth                 None            1.0%         None   None

1 The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class shares. Direct purchases into the Money Market Fund are not subject to a sales charge on redemption. Investors may pay charges less than 1.0%, depending on the length of time the shares are held. Adviser Class shares of each Fund other than the Money Market Fund are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% (0.10% for Money Market Fund) of the value of average daily net assets of the Adviser Class. See "Fees and Charges."
-------------------------------------------------------------------------------
                                 Adviser Class
                        Annual Fund Operating Expenses*
                 (as a percentage of average daily net assets)
                                                           Total Fund
                       Management/             Other        Operating
                      Advisory Fee          Expenses**      Expenses
                     (after expense 12b-1 (after expense (after expense
                     reimbursement)  Fee  reimbursement) reimbursement)
-----------------------------------------------------------------------
Money Market                  0.00% 0.00%          0.40%      0.40%
Government                    0.19% 0.50%          0.77%      1.46%
Bond                          0.48% 0.50%          0.77%      1.75%
Tax-Free                      0.25% 0.50%          0.85%      1.60%
Aetna Fund                    0.80% 0.50%          0.70%      2.00%
Growth and Income             0.65% 0.50%          0.65%      1.79%
Growth                        0.65% 0.50%          0.82%      1.97%
Small Company Growth          0.86% 0.50%          0.80%      2.16%
International Growth          0.75% 0.50%          1.05%      2.30%
Asian Growth                  0.74% 0.50%          1.08%      2.32%

* The Company began offering Adviser Class shares on April 15, 1994. Consequently, figures are based on estimated amounts for 1995.
** Other Expenses include Shareholder Services Fees.

The Investment Adviser may, from time to time, reimburse a Fund for some or all of its operating expenses. Such reimbursement arrangements will increase a Fund's return and may be terminated at any time. Without expense reimbursement/fee waiver, the estimated Total Fund Operating Expenses for 1995 would be: 0.96% for Money Market Fund; 1.80% for Government; 1.77% for Bond; 1.85% for Tax-Free; 2.00% for Aetna Fund; 1.88% for Growth and Income; 2.01% for Growth; 2.16% for Small Company Growth; 2.40% for International Growth; and 2.58% for Asian Growth.
-------------------------------------------------------------------------------
6 Aetna Mutual Funds Prospectus

-------------------------------------------------------------------------------
                                 Adviser Class
                                    Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:

                                      1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------
Money Market
Redemption at end of each time period     $4     $13     $22      $51
No Redemption                              4      13      22       51
Government
Redemption at end of each time period     25      51      80      175
No Redemption                             15      46      80      175
Bond
Redemption at end of each time period     28      60      95      206
No Redemption                             18      55      95      206
Tax-Free
Redemption at end of each time period     26      55      87      190
No Redemption                             16      50      87      190
Aetna Fund
Redemption at end of each time period     30      68     108      233
No Redemption                             20      63     108      233
Growth and Income
Redemption at end of each time period     28      61      97      211
No Redemption                             18      56      97      211
Growth
Redemption at end of each time period     30      67     106      230
No Redemption                             20      62     106      230
Small Company Growth
Redemption at end of each time period     32      73     116      249
No Redemption                             22      68     116      249
International Growth
Redemption at end of each time period     33      77     123      264
No Redemption                             23      72     123      264
Asian Growth
Redemption at end of each time period     34      77     124      266
No Redemption                             24      72     124      266

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                                             Aetna Mutual Funds Prospectus    7

-------------------------------------------------------------------------------

                                  Select Class
                        Shareholder Transaction Expenses

                                     Deferred    Sales Charge
                     Sales Charge  Sales Charge   on Dividend Exchange
                     on Purchases on Redemptions Reinvestment    Fee
----------------------------------------------------------------------
Money Market             None          None          None       None
Government               None          None          None       None
Bond                     None          None          None       None
Tax-Free                 None          None          None       None
Aetna Fund               None          None          None       None
Growth and Income        None          None          None       None
Growth                   None          None          None       None
Small Company Growth     None          None          None       None
International Growth     None          None          None       None
Asian Growth             None          None          None       None

-------------------------------------------------------------------------------
                                  Select Class
                        Annual Fund Operating Expenses*
                 (as a percentage of average daily net assets)
                                                                    Total Fund
                       Management/  Administrative      Other        Operating
                      Advisory Fee        Fee         Expenses       Expenses
                     (after expense (after expense (after expense (after expense reimbursement) reimbursement) reimbursement) reimbursement)
--------------------------------------------------------------------------------
Money Market              0.00%          0.04%          0.17%          0.21%
Government                0.01%          0.09%          0.31%          0.41%
Bond                      0.21%          0.25%          0.30%          0.76%
Tax-Free                  0.03%          0.05%          0.23%          0.30%
Aetna Fund                0.57%          0.25%          0.27%          1.09%
Growth and Income         0.59%          0.25%          0.08%          0.92%
Growth                    0.20%          0.24%          0.48%          0.92%
Small Company Growth      0.42%          0.24%          0.49%          1.15%
International Growth      0.72%          0.25%          0.69%          1.66%
Asian Growth              0.39%          0.25%          0.61%          1.25%

The Investment Adviser may, from time to time, reimburse a Fund for some or all of its operating expenses. Such reimbursement arrangements will increase a Fund's return and may be terminated at any time. Without expense reimburse-ment/fee waiver, the Total Annualized Fund Operating Expenses for 1994 would have been: 0.85% for Money Market; 1.16% for Government; 1.06% for Bond; 1.20% for Tax-Free; 1.32% for Aetna Fund; 1.03% for Growth and Income; 1.42% for Growth; 1.58% for Small Company Growth; 1.80% for International Growth; and 1.81% for Asian Growth.

*The expenses shown have been annualized based on the actual expenses for the ten-month period ended October 31, 1994.
-------------------------------------------------------------------------------

8 Aetna Mutual Funds Prospectus

                                  Select Class
                                    Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:
                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Money Market           $2      $7     $12     $ 27
Government               4     13       23      52
Bond                     8     24       42      94
Tax-Free                 3     10       17      38
Aetna Fund              11     35       60     133
Growth and Income        9     29       51     113
Growth                   9     29       51     113
Small Company Growth    12     37       63     140
International Growth    17     52       90     197
Asian Growth            13     40       69     151

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

-------------------------------------------------------------------------------

As noted above, each Fund has two classes, Adviser Class shares and Select Class shares. Because the expenses and sales charges vary between the classes, the performance of each class will vary. Registered representatives may receive different levels of compensation when selling shares of the Fund's classes. Additional information regarding each Fund's classes may be obtained by calling your representative or 1-800-367-7732.

                                           Aetna Mutual Funds Prospectus      9

Financial Highlights
(for one outstanding share throughout each period)

The selected data presented below for, and as of the end of, the ten-month period ended October 31, 1994 are derived from the financial statements of Aetna Series Fund, Inc., which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of October 31, 1994 and the financial highlights for the ten-month period ended October 31, 1994, and the independent auditors' report thereon, are included in the SAI.
-------------------------------------------------------------------------------

                                                                               Adviser Class Shares~
                                                      Net
                            Net Asset             Realized and             Dividends     Dividends
                              Value       Net      Unrealized   Total from  from Net   in Excess of
                            Beginning Investment  Gain (Loss)   Investment Investment Net Investment
                            of Period   Income   on Investments Operations   Income       Income
                            --------- ---------- -------------- ---------- ---------- --------------
Money Market Fund
Period from April 15, 1994-
October 31, 1994               $ 1.00      $0.03        $ 0.00     $ 0.03     $(0.03)          $0.00
Government Fund
Period from April 15, 1994-
October 31, 1994                 9.67       0.24         (0.24)      0.00      (0.26)           0.00
Bond Fund
Period from April 15, 1994-
October 31, 1994                 9.92       0.28         (0.35)     (0.07)     (0.27)           0.00
Tax-Free Fund
Period from April 15, 1994-
October 31, 1994                 9.32       0.21         (0.33)     (0.12)     (0.23)           0.00
The Aetna Fund
Period from April 15, 1994-
October 31, 1994                10.54       0.19          0.00       0.19      (0.11)           0.00

 ~ The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares.

 * Annualized for periods less than one year.

Per share data calculated using weighted average of shares outstanding during the period.

The Government Fund, Tax-Free Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

10 Aetna Mutual Funds Prospectus

-------------------------------------------------------------------------------

                                                                                              Ratio of
                                                                                  Ratio of      Net
                                                                                    Total    Investment
                                                                                 Investment    Income
                                                          Ratio of                 Expense     Before
                                                            Total     Ratio of     Before    Reimburse-
Distributions             Net                              Invest-   Net Invest- Reimburse-     ment
     from     Return of  Asset              Net Assets      ment        ment        ment     and Waiver
   Realized    Capital   Value                End of      Expenses    Income to  and Waiver  to Average
   Gain on     Distri-  End of  Total         Period     to Average    Average   to Average     Net     Portfolio
 Investments    bution  Period  Return    (in thousands) Net Assets* Net Assets* Net Assets*  Assets*   Turnover
------------- --------- ------ ---------- -------------- ----------- ----------- ----------- ---------- ---------
        $0.00     $0.00 $ 1.00     2.41%          $47,350       0.21%       4.27%       0.92%      3.67%      N/A
         0.00      0.00   9.41    (0.06)%             151       1.28%       4.68%       2.11%      3.85%    43.63%
         0.00      0.00   9.58    (0.68)%          25,405       1.49%       5.36%       1.81%      5.04%    51.80%
         0.00      0.00   8.97    (1.32)%          25,581       1.27%       4.20%       1.87%      3.60%    29.14%
         0.00      0.00  10.62     1.84%           26,396       1.87%       1.90%       2.06%      1.67%    86.10%

                                      Aetna Mutual Funds Prospectus         11

(for one outstanding share throughout each period)

-------------------------------------------------------------------------------

                                                                               Adviser Class Shares~
                                                       Net
                            Net Asset             Realized and             Dividends     Dividends
                              Value      Net       Unrealized   Total from  from Net   in Excess of
                            Beginning Investment   Gain (Loss)  Investment Investment Net Investment
                            of Period   Income   on Investments Operations   Income       Income
                            --------- ---------- -------------- ---------- ---------- --------------
Growth and Income Fund
Period from April 15, 1994-
October 31, 1994               $10.75     $0.11           $0.30      $0.41    $(0.08)          $0.00
Growth Fund
Period from April 15, 1994-
October 31, 1994                10.26     (0.02)           0.50       0.48      0.00            0.00
Small Company Growth Fund
Period from April 15, 1994-
October 31, 1994                10.24     (0.04)           0.15       0.11      0.00            0.00
International Growth Fund
Period from April 15, 1994-
October 31, 1994                11.24      0.01            0.26       0.27      0.00            0.00
Asian Growth Fund
Period from April 15, 1994-
October 31, 1994                 8.56     (0.01)           0.91       0.90      0.00            0.00

 ~The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares.
 *Annualized for periods less than one year.

Per share data calculated using weighted average of shares outstanding during the period.

The Government Fund, Tax-Free Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

12  Aetna Mutual Funds Prospectus

-------------------------------------------------------------------------------

                                                                                          Ratio of
                                                                               Ratio of      Net
                                                                                 Total    Investment
                                                                              Investment   Income
                                                       Ratio of                 Expense    Before
                                                         Total     Ratio of     Before    Reimburse-
Distributions             Net                           Invest-   Net Invest- Reimburse-    ment
     from     Return of  Asset           Net Assets      ment        ment        ment     and Waiver
   Realized    Capital   Value             End of      Expenses   Income to   and Waiver  to Average
   Gain on     Distri-  End of  Total      Period     to Average   Average    to Average     Net     Portfolio
 Investments    bution  Period Return  (in thousands) Net Assets* Net Assets* Net Assets*  Assets*   Turnover
------------- --------- ------ ------- -------------- ----------- ----------- ----------- ---------- ---------
        $0.00     $0.00 $11.08   3.71%        $ 5,740       2.32%      1.74%        2.42%     1.65%     54.13%
         0.00      0.00  10.74   4.58%            417       1.72%     (0.25)%       2.17%    (0.71)%   120.32%
         0.00      0.00  10.35   0.98%            205       1.78%     (0.72)%       2.14%    (1.07)%   116.28%
         0.00      0.00  11.51   2.40%         26,647       2.27%      0.17%        2.41%     0.02%     81.67%
         0.00      0.00   9.46  10.51%            314       1.42%     (0.24)%       1.73%    (0.55)%    65.50%

                                          Aetna Mutual Funds Prospectus      13

Description of the Funds

Each Fund has an investment objective which is a fundamental policy and may not be changed without the vote of a majority of the holders of that Fund's outstanding shares. There can be no assurance that the Funds will meet their investment objectives. Each Fund is subject to investment restrictions described in this Prospectus and in the SAI, some of which are fundamental policies. No fundamental investment policy may be changed without shareholder approval.

 A glossary describing various investment terms relating to securities that may be held by the Funds starts on page 46.

Aetna Money Market Fund

Investment Objective The Money Market Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Investment Policy The Money Market Fund invests in U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks (providing the issuing bank has reported assets in excess of $5 billion and meets strict capital and profitability criteria), finance company commercial paper, corporate commercial paper (including variable-rate instruments), discounted notes of domestic banks, domestic banker's acceptances eligible for discounting at the Federal Reserve, Yankee certificates of deposit, Yankee commercial paper, Eurodollar securities, repurchase agreements, corporate bonds and notes and other debt instruments and may purchase securities on a when-issued or delayed-delivery basis. All investments will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 days or less. Any foreign securities or obligations will be U.S. dollar denominated.

 In addition, the Money Market Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two rating agencies (or one, if only one rating agency has rated the security). High-quality securities may also include unrated securities if the Investment Adviser determines the security to be of comparable quality. The remainder of the Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security) and unrated securities if the Investment Adviser determines the security to be of comparable quality. With respect to these securities, the Money Market Fund will not invest more than the greater of 1% of the market value of its total assets or $1 million in the securities or obligations of any one issuer.


Description of
Money Market
Fund

14 Aetna Mutual Funds Prospectus

 The Money Market Fund will use nationally recognized rating agencies such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings. All investments will be determined to present minimal credit risks.

 The Money Market Fund's dollar weighted average maturity will not exceed 90 days. Although the Investment Adviser will use its best efforts to maintain a constant net asset value of $1.00 per share, there can be no assurance that the net asset value will not vary.

Aetna Government Fund

Investment Objective The Government Fund seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Policy The Government Fund invests at least 65% of its assets in direct obligations of the U.S. Government, such as treasury bills, notes and bonds which are backed by the full faith and credit of the United States, or in indirect obligations of the U.S. Government, such as notes and bonds which are guaranteed by agencies and instrumentalities of the U.S. Government. Securities of such agencies and instrumentalities are backed by either the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury, or the credit of the agency or instrumentality. Such agencies and instrumentalities include, but are not limited to, the Government National Mo rtgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Student Loan Marketing Association ("SLMA").

 The Government Fund may also invest in repurchase agreements collateralized by U.S. Government agency securities, STRIPs, zero coupon bonds and options and futures contracts.

Aetna Bond Fund

Investment Objective The Bond Fund seeks to provide high total return (i.e., income and capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Policy The Bond Fund will normally invest at least 65% of its total assets in high-quality corporate bonds, mortgage-related and other asset-backed and debt securities, and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such securities will be rated AA or above by Standard & Poor's Corporation, Aa or above by Moody's Investors Service, Inc., similarly rated





Description of
Government Fund




Description of
Bond Fund
                                           Aetna Mutual Funds Prospectus     15
by other nationally recognized statistical rating organizations, or be considered by the Investment Adviser to be of comparable quality. The Fund will not target any given maturity, thus giving it flexibility to invest in short and long-term securities as market conditions change. The Bond Fund may also invest in repurchase agreements, equity securities (not to exceed 5% of total assets) and securities issued by any foreign corporation or instrumentality or political subdivision of foreign governments (not to exceed 25% of total assets). The Bond Fund may also purchase securities on a when-issued or delayed-delivery basis.

 Additionally, the Bond Fund may invest in commercial paper, other short-term investments, including variable-rate instruments, all having a maturity of less than one year, debt securities with equity features, convertibles, and straight debt securities.

 The Bond Fund may invest up to 15% of its total assets in high risk high-yield securities or "junk bonds" (securities rated BB/Ba or below, or if unrated, considered by the Investment Adviser to be of comparable quality). This will limit the Fund's ability to earn a higher return which may be associated with high risk non-investment grade securities. See "Risk Factors and Other Considerations" for further information.

 As of October 31, 1994, the weighted average distribution of bonds in the Bond Fund based on Standard & Poor's and Moody's bond ratings was 58% in AAA, 12% in AA, 11% in A, 7% in BBB, 4% in BB, 3% in B and 5% in unrated bonds.

Aetna Tax-Free Fund

Investment Objective The Tax-Free Fund seeks to provide income exempt from federal income tax consistent with the preservation of capital primarily through investment in municipal securities, the interest from which is exempt from federal income tax.

Investment Policy The Tax-Free Fund will invest at least 80% of its total assets in municipal securities, the interest from which is exempt from federal income taxes. This percentage will not include tax-exempt bonds, the interest from which is a tax preference item for purposes of the federal alternative minimum tax. There is no limit on the maturity of any individual security. The Tax-Free Fund may also purchase securities on a when-issued or delayed-delivery basis and may utilize the full range of tax-exempt securities and their derivatives. At least 70% of the securities held by the Tax-Free Fund will be rated A or higher, while not more than 30% will be invested in securities rated BBB/Baa or of comparable quality (i.e., securities having speculative characteristics compared to higher rated investment grade securities).



Description of
Tax-Free Fund




16 Aetna Mutual Funds Prospectus

In addition, not more than 5% will be unrated and not more than 5% will be invested in high risk high-yield securities or "junk bonds." The Tax-Free Fund may invest up to 5% in municipal lease obligations.

 The Fund may, for temporary defensive purposes, purchase taxable investments such as obligations of the U.S. Government, its agencies or instrumentalities, commercial paper, certificates of deposit and banker's acceptances including variable-rate instruments, repurchase agree ments on these securities, or any other fixed income securities that the Investment Adviser considers consistent with such defensive strategies.

Special Considerations Before investing in a tax-exempt fund, you should decide whether your after-tax return may be higher with a taxable fund or with a tax-exempt fund. To compare taxable and tax-free income, you should calculate the taxable equivalent yield of the investment you are considering, and compare it with a similar taxable investment. This can be done by using the following formula:

    Tax-exempt yield
-----------------------  = Your equivalent taxable yield
100% - Your tax bracket

For example, if you are in a 28% tax bracket and the tax-exempt yield is 8%, the equivalent taxable yield would be 11.11%.

    8%
---------- = 11.11% equivalent taxable yield
100% - 28%

In this example, you would choose the tax-free investment if a similar taxable fund's yield was less than 11.11%.

 It is not recommended that the Tax-Free Fund be used as a vehicle for IRAs or other qualified plans. You should seek advice from your tax advisor regarding whether an investment in the Tax-Free Fund is appropriate for you.

The Aetna Fund

Investment Objective The Aetna Fund seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments. The Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.

Investment Policy The Investment Adviser will allocate assets among common and preferred stocks, bonds, including mortgage-related and other asset-backed securities, U.S. Government securities, U.S. Government derivatives, and money market instruments, including variable-




A special note
for investors in
Tax-Free Fund






Description of
Aetna Fund

                                            Aetna Mutual Funds Prospectus    17
rate instruments and repurchase agreements, in proportions that reflect the anticipated returns and risks of each asset class.

 The Aetna Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities, or "junk bonds."
It may buy and sell listed covered put and call options and stock index futures contracts and related options. The Aetna Fund may also purchase securities on a when-issued or delayed-delivery basis.

 The Investment Adviser employs current market statistics and economic in dicators to forecast returns for each sector of the securities market for the Aetna Fund. These calculations provide a disciplined framework for assessing the relative attractiveness of stocks, bonds, and cash equivalents. The Investment Adviser uses proprietary computer programs to help calculate the optimal asset exposure over specified time periods for the Aetna Fund.

Special Considerations Investors should be aware that the investment results of the Aetna Fund partly depend upon the Investment Adviser's ability to anticipate correctly the relative performance of stocks, bonds and money market instruments.

 While the Investment Adviser has substantial experience in managing all asset classes, there can be no assurance that the Investment Adviser will always allocate assets to the best performing sectors. The Aetna Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major proportion of its assets were allocated to bonds at a time of adverse interest rate movement.

Aetna Growth and Income Fund

Investment Objectives The Growth and Income Fund seeks long-term growth of capital and income through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Investment Policies The Growth and Income Fund is expected to invest primarily in common stocks which have significant potential for capital or income growth. It may also invest in convertible and nonconvertible preferred stocks, debt securities, rights and warrants.

 Additionally, the Growth and Income Fund may lend portfolio securities, write and buy listed covered call options and buy and sell listed covered put options and stock index futures and options. The Growth and Income Fund may also enter into repurchase agreements with domestic banks and broker dealers, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued or delayed-delivery basis. The Growth and Income




Description of
Growth and
Income Fund



18 Aetna Mutual Funds Prospectus

Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities or "junk bonds."

Aetna Growth Fund

Investment Objective The Growth Fund seeks growth of capital through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Investment Policy The Growth Fund will normally invest at least 65% of its total assets in common stocks which have potential for capital growth. It may also invest in convertible and non-convertible preferred stocks.

 Additionally, the Growth Fund may lend portfolio securities, buy and sell put and call options, and stock index futures and options. The Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued, delayed delivery or forward commitment basis. The Growth Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities or "junk bonds."

 Investments of the Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will always remain at the discretion of the Investment Adviser.

Aetna Small Company Growth Fund

Investment Objective The Small Company Growth Fund seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Investment Policy The Small Company Growth Fund will normally invest at least 65% of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. The Small Company Growth Fund may also invest in convertible and non-convertible stocks.

 Additionally, the Small Company Growth Fund may lend portfolio securities, buy and sell put and call options and stock index futures and options. The Small Company Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a whenissued, delayed delivery or forward commitment basis. The Small Company Growth Fund will not invest more than 15% of the total value of its assets in high risk high-yield securities or "junk bonds."



Description of
Growth Fund


Description of
Small Company
Growth Fund
                                         Aetna Mutual Funds Prospectus       19

 Investments for the Small Company Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will remain at the discretion of the Investment Adviser.

Aetna International Growth Fund

Investment Objective The International Growth Fund seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. The International Growth Fund will not target any given level of current income.

Investment Policy The International Growth Fund will invest at least 65% of its total assets among securities principally traded in three or more countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Indonesia, Italy, Japan, Korea, Luxembourg, Malaysia, New Zealand, the Netherlands, Norway, the Philippines, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, and the United Kingdom.

 The International Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. Further, from time to time the International Growth Fund may hold up to 10% of its total assets in long-term debt securities with an equivalent Standard & Poor's Corporation or Moody's Investors Service, Inc. rating of AA/Aa or above.

 The International Growth Fund may enter into forward foreign exchange co ntracts or purchase financial futures or options (including options on futures) as a means to moderate the impact of foreign currency fluctuations. It also may purchase securities on a when-issued or delayed-delivery basis.

Aetna Asian Growth Fund

Investment Objective The Asian Growth Fund seeks long-term growth of capital primarily through investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan. The Asian Growth Fund will not target any given level of current income.

Investment Policy The Asian Growth Fund will invest at least 65% of its total assets among securities principally traded in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan, and Thailand.



Description of
International
Growth Fund




Description of
Asian Growth
Fund


20 Aetna Mutual Funds Prospectus

 The Asian Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. In addition, the Asian Growth Fund may invest up to 10% of its assets in long-term debt securities if the Investment Adviser believes they will provide superior returns to common stocks. The Asian Growth Fund may also enter into forward foreign exchange contracts and purchase financial futures or options, and purchase securities on a when-issued or delayed-delivery basis.

Special Considerations for International Investors In the last 30 years, foreign economic growth has frequently outpaced that of the U.S. and returns from foreign equity investments have often exceeded those on comparable U.S. securities. The Investment Adviser believes that investment in foreign securities offers significant potential for long-term capital appreciation and affords substantial opportunities for investment diversification.

 However, investments in securities of foreign companies and in securities denominated in foreign currencies involve additional risks not present in U.S. securities. Please refer to "Risk Factors and Other Considerations" for further information.

Risk Factors and Other Considerations

General Considerations The different types of securities purchased and investment techniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the credit worthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short term maturities (for example, one to ten years). Also, on each debt security, there is a risk of principal and interest default which will be greater with higher-yielding, lower-grade securities. High risk, high-yield securities ("junk bonds") may provide a higher return but with added risk. In addition, foreign securities have currency risk.

Portfolio Turnover Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold in the aggregate during the year. The Funds, excluding the Money Market Fund, do not intend to make a general practice of short-term trading. It is anticipated that under normal market conditions average annual portfolio turnover rates will not exceed 100% for the Funds.




A special note
for Investors in
International
Growth Fund
and Asian
Growth Fund
                                          Aetna Mutual Funds Prospectus      21

 A high turnover rate will result in increased brokerage commissions and may increase taxable capital gains. Please see "Taxes" for further information.

Cash or Cash Equivalents All Funds reserve the right to temporarily depart from their investment objective by investing up to 100% of their assets in cash or cash equivalents for defense against potential market decline. Such cash equivalents will be the same type of instruments invested in by the Money Market Fund.

All the Funds may use the following:

Derivatives In order to manage its exposure to changing interest rates, securities prices and currency exchange rates, or to increase its investment return, a Fund may engage in hedging and other strategies using derivatives. A derivative is a financial instrument whose value depends on (or "derives" from) the value of an underlying asset, such as a security, interest rate, currency rate or index. Derivatives which may be used in the Funds include forward contracts, swaps, structured notes, collateralized mortgage obligations ("CMOs"), futures and options (see below). The risks involved in using derivatives include the risk that the derivative may experience greater price swings than other securities and may be less liquid than other securities. Leveraged derivatives involve borrowing. The Funds may use derivatives as a hedge against foreign currency, equity market or interest rate risk, or to gain additional exposure to certain markets for investment purposes, within the limitations set forth below. In addition, they may be used to enhance a Fund's yield. For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives which at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters, interest only ("IO") and principal only ("PO") debt instruments. A Fund (except the Money Market Fund) may invest up to 30% of its assets in lower risk derivatives for hedging purposes.

Borrowing A Fund may borrow up to 5% of its total assets from a bank for temporary or emergency purposes. The Funds do not intend to borrow for other purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Repurchase Agreements Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by the Fund to resell the instrument at a fixed price and time.

 The Funds may enter into repurchase agreements with domestic banks and broker-dealers. Such agreements, although fully collateral-

22 Aetna Mutual Funds Prospectus
ized, involve the risk that the seller of the securities may fail to repurchase them. In that event, a Fund may incur costs in liquidating the collateral or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of a Fund to liquidate the collateral may be delayed or limited.

 The Company's Board of Directors has established credit standards for issuers of repurchase agreements entered into by a Fund.

Asset-Backed Securities The Funds may purchase securities collateralized by a specified pool of assets, including, but not limited to, automobile loans, computer leases, boat loans, home equity loans, mobile home loans, recreational vehicles or credit card receivables. These securities are subject to prepayment risk. In periods of declining interest rates, reinvestment would thus be made at lower and less attractive rates.

Bank Obligations The Funds may invest in obligations issued by domestic banks or foreign banks (including bankers' acceptances, time deposits and certificates of deposit) provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

Illiquid and Restricted Securities A Fund may invest up to 15% of its total assets in illiquid securities (10% in the case of the Money Market Fund). Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days in the ordinary course of business without taking a materially reduced price. In addition, a Fund may invest in securities that are subject to legal or contractual restrictions as to resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933. The Board of Directors has established a policy to determine the liquidity of such securities.

All Funds except the Tax-Free Fund
may also use the following:

Foreign Securities The purchase of foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the possible seizure or nationalization of foreign assets; the possible establishment of exchange con-

                                           Aetna Mutual Funds Prospectus     23
trols or other foreign laws or restrictions which might adversely affect the payment and transferability of principal, interest and dividends on securities; higher transaction costs; possible settlement delays; and less publicly available information about foreign issuers.

All Funds except the Money Market Fund
may also use the following:

Futures Contracts A Fund may enter into futures contracts or options on futures to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases or sales of securities.

 Certain risks are involved in futures contracts, including but not limited to: no assurance that futures contracts transactions can be effected at favorable prices; possible reduction in a Fund's total return and yield; possible reduction in value of the futures instrument; the inability of a Fund to limit losses by closing its position due to lack of a liquid secondary market or due to daily limits of price fluctuation; imperfect correlation between the value of the contracts and the related securities; and potential losses in excess of the amount invested in the futures contracts themselves.

 The use of futures involves a high degree of leverage because of the low margin requirements. As a result, small price movements in futures contracts may result in immediate and potentially unlimited losses or gains to a Fund. The amount of gains or losses on investments in futures contracts depends on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

Options Options are used to minimize principal fluctuation or to generate additional premium income but they do involve risks. Writing call options, for example, involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option.

All Funds except the Money Market Fund,
Government Fund, International Growth Fund, and Asian Growth Fund may also use the following:

High-Yield Securities A Fund may invest in high risk high-yield securities, of ten called junk bonds. These securities are rated BB/Ba or below, or, if unrated, considered by the Investment Adviser to be of comparable quality. The Funds will not invest in high-yield securities rated below B (securities with the capacity to meet interest and princi-

24 Aetna Mutual Funds Prospectus
pal payments but with greater vulnerability to default). These securities tend to offer higher yields than investment-grade bonds because of the additional risks associated with them. These risks include: a lack of liquidity; an unpredictable secondary market; a greater likelihood of default; increased sensitivity to difficult economic and corporate developments; call provisions which may adversely affect investment returns; and loss of the entire principal and interest.

 Although junk bonds are high risk investments, the Investment Adviser may purchase these securities if they are thought to offer good value. This may happen if, for example, the rating agencies have, in the Investment Adviser's opinion, misclassified the bonds or overlooked the potential for the issuer's enhanced creditworthiness.

The Government Fund, Bond Fund,
Tax-Free Fund and the Aetna Fund
may also use the following:

Mortgage-Backed Securities A Fund may invest in mortgage-backed and other pass-through securities. Payments of interest and principal on these securities may be guaranteed by an agency or instrumentality of the U.S. Government such as the GNMA, the FHLMC and the FNMA. These securities represent part ownership of a pool of mortgage loans where principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. A Fund may also invest in private mortgage pass-through securities backed by pools of conventional fixed-rate or adjustable-rate mortgage loans. In addition, a Fund may invest in CMOs and securities issued by real estate mortgage investment conduits ("REMICs"). Mortgage-backed securities are also subject to the same prepayment risk as asset-backed securities.

The Tax-Free Fund may also use the following:

Municipal Securities Municipal securities are debt obligations issued by state and local governments or any of their political subdivisions, agencies and instrumentalities. Municipal securities are both municipal bonds (those securities with maturities of five years or more) and municipal notes (securities with maturities of less than five years). Interest on these securities is exempt from federal income taxes and, in some instances, from state or local income taxes. Municipal securities are issued to obtain funds for a variety of reasons: to construct public facilities, to refund outstanding debt obligations, and to pay various operating expenses. They may also be issued to finance certain privately operated activities, such as airports, housing, and water, gas and sewage works.

                                          Aetna Mutual Funds Prospectus      25

 Municipal securities have many of the same risks as other debt securities, with the additional risk that there may be less information about the financial condition of an issuer of municipal securities than would be available for corporations whose securities are publicly traded.

 Municipal lease obligations may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities. Some municipal lease securities may be deemed to be "illiquid."

 Although the Tax-Free Fund may invest in municipal securities which it believes are exempt from federal income tax at the time of purchase, it cannot guarantee the tax exempt status of the income earned.

Alternative Minimum Tax The Tax-Free Fund may invest in certain municipal bonds the interest from which is a tax preference item for purposes of the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the alternative minimum tax. You should discuss your tax situation with your tax advisor.

The Aetna Fund, Growth and Income Fund,
Growth Fund and Small Company Growth Fund may also use the following:

Small Capitalization Companies These companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products or markets. They may also be undervalued due to poor economic conditions, market decline or actual or anticipated unfavorable developments affecting the issuer of the security or its industry.

 Securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the issuer. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Investment Restrictions

A Fund will not concentrate its investments in any one industry except that a Fund may invest up to 25% of its total assets in securities issued

26 Aetna Mutual Funds Prospectus
by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in the case of the Money Market Fund, to securities invested in, or repurchase agreements for, U.S. Government securities, and certificates of deposit, bankers' acceptances, or securities of banks and bank holding companies. Also, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of a Fund's total assets. See the SAI for additional restrictions.

Shareholder Services

The Company offers several services to its Fund shareholders. These may be chosen from the Application.

These services may not be available through employer-sponsored retirement plans. For information on services that are available under employer-sponsored retirement plans, such as 401(k) plans, please refer to your enrollment material. The specific provisions of your plan will govern the investment options and services available to you.

Shareholder Inquiries If you have any questions about the Funds or the shareholder services described below, please call your representative or 1-800-367-7732.

How to Purchase Shares Adviser Class shares may be purchased directly from the Company, through a registered representative of a broker-dealer affiliated with the Company, through a registered representative of an unaffiliated broker-dealer, or through an employer-sponsored retirement plan (if you are purchasing through such a plan, please refer to your enrollment materials).

How to Open an Account To open an account, please complete and submit an Application with the amount to be invested. You may open an account with a minimum investment of $1,000 or $500 for IRAs. Minimum investments may be waived if an investment is made through exchange of the entire amount invested in another Fund. Minimums may also be waived for certain circumstances such as for per-





How to
Purchase
Shares

                                           Aetna Mutual Funds Prospectus     27
sons investing through certain benefit plans, insurance settlement options or by systematic investments. (Please refer to "Other Features-Systematic Investment.")

Crediting of Shares If Firstar Trust Company (the transfer agent) receives a completed and signed Application, accompanied by a check in payment for the shares, at its Milwaukee offices prior to 4:00 p.m. Eastern time on any day that the New York Stock Exchange is open for business (Business Day), the Adviser Class shares will be purchased at the net asset value determined as of 4:15 p.m. on that date. Orders received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day. For investors purchasing shares in connection with retirement plans offered by certain institutions (Institutions) under Section 401 of the Internal Revenue Code, shares will be purchased at the next price calculated on a day the NYSE is open provided that the Institution receives the investor's request before the time specified by such Institution. Investors participating in such a plan should refer to their enrollment materials for a discussion of any specific instructions on the timing or restrictions on the purchase of shares. Please refer to "Net Asset Value" for information on how the Funds are valued.

 No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Adviser Class shares. See "Fees and Charges-Contingent Deferred Sales Charge" which describes the CDSC in greater detail.

 Once you have opened an account in a Fund, additional investments may be made by mail ($100 minimum), wire transfer ($500 minimum) or exchange from the same class of another Fund in the Aetna Series Fund, Inc.

 All checks must be drawn on a bank located within the United States and payable in U.S. dollars.

Purchase by Mail To purchase shares by mail, please complete and sign the Application, make a check payable to the Aetna Series Fund, Inc. and return both to your agent or representative.

 You can make additional investments to your accounts by using the investment stubs from your confirmation statements or by letter. Your letter should indicate your name, account numbers, the Adviser Class shares of which Funds you wish to invest in, and the amount to be invested. Letters should be mailed to the transfer agent as follows:

Aetna Series Fund, Inc.
c/o Mutual Fund Services, 3rd Floor,
P.O. Box 701,
Milwaukee, WI 53201-0701.

You can make
a purchase
by mail


28 Aetna Mutual Funds Prospectus

When opening an account, your check should be made payable to Aetna Series Fund, Inc. or Firstar Trust Company. Cash, credit cards and third party checks cannot be used to open an account. Firstar will accept checks for subsequent purchases which are made payable to the account owner(s).

Purchase by Wire If you have an account in a Fund you may purchase additional Adviser Class shares of that Fund by wire. For federal funds wire instructions, please call 1-800-367-7732. Federal funds wire purchase orders will be accepted only when the Fund and custodian bank are open for business.

Purchase by Electronic Funds Transfer Once an account has been established in any of the Funds, you may wish to make additional purchases of Adviser Class shares by using Electronic Funds Transfer ("EFT") facilities under the Systematic Investment feature. This will allow you to transfer money between a bank account and a specific Fund. The appropriate election must be made on the Application to authorize this option.

Purchase by Exchange You may open an account or purchase additional shares by making an exchange between Adviser Class shares of Aetna Series Fund, Inc. without charge. See "Other Features" for automatic exchange privileges. An exchange may be made by submitting a letter requesting the exchange and specifying the name and account number of your current Fund account, the name of the Fund you wish to exchange into, the amount to be exchanged, and the signatures of all shareholders. Send your request to the transfer agent as follows:

Aetna Series Fund, Inc. c/o Mutual Fund Services, 3rd Floor P.O. Box 701 Milwaukee, WI 53201-0701

 You may exchange your Adviser Class shares by calling 1-800-367-7732. Please provide the Fund names, account number, your Social Security number or taxpayer identification number, account address and the amount to be exchanged. Requests received prior to 4:00 p.m. Eastern time will be processed that business day.

 You should carefully consider the following before making an exchange:

(bullet) Each exchange may result in a gain or loss and is treated as a sale and as a purchase of shares for tax purposes.

(bullet) An exchange which represents an initial investment in a Fund must meet the minimum investment requirements.

You can
purchase by
wire, electronic
funds transfer
or exchange



                                        Aetna Mutual Funds Prospectus       29

(bullet) The shares received in an exchange must be identically registered. A letter with signature guarantees must accompany any exchange request to transfer shares into a Fund account that is not registered identically to the transferring Fund account.

(bullet) Following an investment in a Fund, there is a required eight-day holding period before those shares can be exchanged.

 There is currently no limit on the number of exchanges. However, each Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than five exchanges out of a Fund per calendar year. In addition, each Fund reserves the right to refuse exchange purchases by any person or group if, in the Investment Adviser's judgment, that Fund would be unable to invest effectively in accordance with its investment objective as a result of such exchange. Each Fund also reserves the right to revise the exchange privilege at any time.

 You automatically receive telephone exchange privileges when you establish your account. If you do not want telephone exchange privileges, write to the transfer agent at the above address or call 1-800-367-7732. The Funds will employ reasonable procedures to confirm that instructions received are genuine. If the Funds do not follow those procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. For your protection, all telephone exchange transactions will be recorded, and you will be asked for certain identifying information.

Distribution Options When completing an Application, you must select one of the following options:

(bullet) Full Reinvestment - Both dividends and capital gains distributions from a Fund will be reinvested in additional Adviser Class shares of that Fund. This option will be selected automatically unless one of the other options is specified. (Please refer to "Fund Distributions".)

(bullet) Or . . . Capital Gains Reinvestment - Capital gains distributions from a Fund will be reinvested in additional Adviser Class shares of that Fund and all net income dividends will be distributed in cash.

(bullet) Or . . . All Cash - Dividends and capital gains distributions will be paid in cash.

If a cash distribution option is selected you can elect to have distributions automatically invested in Adviser Class shares of another Fund of Aetna Series Fund, Inc.





Your distribution
option can be
changed at any
time by calling
1-800-367-7732

30 Aetna Mutual Funds Prospectus

How to Redeem Shares To redeem all or a portion of the Adviser Class shares in your account, a redemption request should be submitted as described below. Shares will be redeemed at the net asset value next determined after receipt of the redemption request by the transfer agent. Redemptions received by 4:00 p.m. Eastern time will be processed at the net asset value determined as of 4:15 p.m. on that date if all required documentation is received by the transfer agent by 4:00 p.m. Redemption requests received after 4:00 p.m. will be processed at the net asset value determined on the following business day. Redemptions may be subject to a contingent deferred sales charge. See Fees and Charges for more information.

Redeem by Mail Shares of any Fund may be redeemed by sending a letter of instruction to the transfer agent identifying the Fund, the number of shares or dollar amount to be redeemed, your name and the Fund account number. The letter of instruction must be signed by all person(s) required to sign for the Fund account, exactly as it is registered, and accompanied by a signature guarantee(s). Certain nonindividual shareholders may also be required to furnish copies of a corporate resolution, trust document or other supporting documents.

 Once shares are redeemed, the relevant Fund will normally send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or the maximum period allowed by law, if shorter. Also, a Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. The Fund(s) may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission.

Redeem by Wire Redemption proceeds will be transferred by wire to your designated bank account if federal funds wire instructions are provided with your signature guaranteed letter of redemption. A $7.50 fee will be charged for this service. A minimum redemption of $1,000 is required for wire transfers.

Signature Guarantee The Funds will waive the signature guarantee requirement for redemption requests for amounts of $10,000 or less. However, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.



For help with
redemptions, call
your agent
or representative
or 1-800-367-7732





                                           Aetna Mutual Funds Prospectus    31

 The Funds reserve the right to amend or discontinue this waiver of signature guarantee policy at any time and establish other criteria for verifying redemption request authenticity.

 Any one of the following institutions may provide a signature guarantee: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange. Please note that signature guarantees are not provided by notary publics.

Minimum Account Balance To keep your account open, you must maintain a minimum balance of $500 in each Fund account. If this minimum balance is not maintained due to redemptions, the Fund reserves the right to redeem all of your remaining shares in that account and mail the proceeds to you at the address of record. Shares will be redeemed at net asset value on the day the account is closed. The Fund will give you 60 days notice that such redemption will occur unless you make an additional investment to increase the account balance to the $500 minimum.

Tax-Deferred Retirement Plans Aetna Series Fund can be used for investment by a variety of tax-deferred plans. These plans let you save for retirement and can defer taxes on your investment income. Some of these plans are:

(bullet) IRAs, available to individuals who work and their spouses.

(bullet) 401(k) Programs, available to corporations of all sizes to benefit their employees.

Shareholder Information The transfer agent will maintain shareholder accounts. A confirmation statement is sent to you and your agent or representative after every transaction that affects your share balance or account registration. A Form 1099 will also be sent each year by January 31. You will also receive an annual and semiannual report of the Funds. The transfer agent may charge you a fee for special reports such as an historical transcript of your account.

 Consolidated Statements, reflecting current account values and year-to-date transactions, will be sent each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a Consolidated Statement showing your individual and IRA accounts. Annual and semiannual reports will also be consolidated on this basis. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by those other shareholders be shown on one Consolidated Statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on the Consolidated Statement.


Information you
will receive



32 Aetna Mutual Funds Prospectus

Other Features

Systematic Investment The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any of the Funds. You may select, on the Application, the amount of money to be moved and the Fund to be invested in. There is no minimum initial cash investment required to open your account. However, the minimum monthly Systematic Investment is $50 per Fund account. Your application must be received at least 15 business days prior to the first EFT transaction. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your account. Also, a Fund will hold payment of redemption proceeds until a Systematic Investment has cleared, which may take up to 12 calendar days.

Automatic Cash Withdrawal Plan The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in the Funds. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from your account(s) in the Fund(s) to your designated bank account on a monthly basis. In order to start this plan, you must have a minimum balance of $10,000 in any Fund account utilizing this feature. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the 1st day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Checkwriting Service Checkwriting is available with the Money Market Fund and any applicable CDSC will be charged to your account. Checks must be for a minimum of $250. The checkwriting service may not be used for a complete redemption of your account. If the amount of the check including any applicable CDSC is greater than the value of your account, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment in the past 12 calendar days will be returned unpaid due to uncollected funds. The option for this service is included on the Application. All notices with respect to checks must be given to the transfer agent. The checkwriting service is not available for IRAs or other retirement accounts.

TDD Service Firstar Trust Company, the transfer agent, offers
Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-3416 and appears on shareholder account statements.
A convenient way
to make regular
investments

For more informa-
tion, call your
agent or represen-
tative or 1-800-367-7732.


Be sure to
sign up for
checkwriting
services

                                        Aetna Mutual Funds Prospectus        33

Changes to Service The Funds reserve the right to amend the shareholder services or to change the terms or conditions.

Cross-Fund Investing

(bullet) Dividend Investing - You may elect to have dividend and/or capital gains distributions automatically invested in one other Adviser Class Fund account.

(bullet) Systematic Exchange - You may establish an automatic exchange of Adviser Class shares from one Fund account to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. As this transaction is treated as an exchange, the policies related to the exchange privilege apply. Please read the "Shareholder Services-Purchase by Exchange" section carefully. There may be tax consequences associated with these exchanges. Please consult your tax advisor.

Cross-Fund Investing may only be made in a Fund account that has been previously established with the Fund's minimum investment. To request either or both of these features, please call your agent or representative, or call 1-800-367-7732.

Fees and Charges

Shareholder Services Fee Under a Shareholder Services Plan approved by the Board of Directors, ALIAC is paid a service fee at an annual rate of 0.25% (0.10% for the Money Market Fund) of the daily net assets of the Adviser Class shares of each Fund. This fee is used as compensation for expenses incurred in servicing shareholder accounts.

12b-1 Distribution Fee The Board of Directors and the Adviser Class shareholders have approved a Distribution Plan under Rule 12b-1 of the 1940 Act. Under this plan ALIAC is paid a 12b-1 distribution fee at an annual rate of 0.50% of the average daily net assets of the Adviser Class shares of each Fund except the Money Market Fund.

 The 12b-1 distribution fee may be used to cover expenses incurred in promoting the sale of Adviser Class shares, including (i) costs of printing and distributing each Funds' prospectus, SAI and sales literature to prospective investors; (ii) payments to registered representatives and other persons who provide support services in connection with the distribution of shares; (iii) overhead and other ALIAC distribution related expenses; and (iv) accruals for interest on the amount of the foregoing expenses that exceed 12b-1 distribution fees and the CDSC received by ALIAC.



34 Aetna Mutual Funds Prospectus

Contingent Deferred Sales Charge You may buy Adviser Class shares of any Fund without an initial sales charge. However, ALIAC will impose a contingent deferred sales charge (CDSC) on certain Fund share redemptions.

 There is no CDSC on redemptions of Adviser Class shares purchased through reinvestment of dividends or capital gains distributions or shares purchased more than four years prior to the redemption. Redemptions of Adviser Class shares within four years of purchase are subject to a CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed. The result is there is no sales charge on increases in the net asset value of shares above the initial purchase price. In addition, there is no CDSC on Money Market Fund redemptions unless those shares were purchased through an exchange from another Fund within four years prior to the redemption.

 The CDSC is calculated by multiplying the redemption proceeds by the percentage shown below based on the time invested:

Redemption During        CDSC
----------------------- -----
1st year since purchase 1.00%
2nd year since purchase  .75%
3rd year since purchase  .50%
4th year since purchase  .25%
5th year and thereafter  None

 When you request a redemption of Adviser Class shares, to determine whether the CDSC is applicable, the Company will assume that you are redeeming shares not subject to the CDSC first. In determining the number of years the shares have been held, each Fund will aggregate all purchases of Adviser Class shares made during a month and consider them made on the first day of the month.

 For example, assume that you have made purchase payments for Adviser Class shares of a Fund of $2,000 annually for 2 years (total $4,000) and that the value of your investment, including appreciation and reinvested distributions, has grown to $5,200 in the third year. Since there is no CDSC on appreciation or reinvested dividends, you could redeem $1,200 without incurring a charge. For a redemption of $2,000, the first $1,200 would not be subject to a CDSC, but the remaining $800 would be subject to the CDSC and would be assumed to have come from your oldest purchase payment. Thus, a 0.50% CDSC would be imposed (for redemptions of shares in the third year since purchase), for a total charge of $4.00.

 Because the CDSC is assessed on a fund-by-fund basis, shareholders who contemplate a redemption and have invested in multiple Funds

How we calculate
the deferred sales
charge




                                           Aetna Mutual Funds Prospectus     35
should consider redeeming from the Fund that would produce the low-est CDSC.

Waivers of CDSC The CDSC will be waived on (a) exchanges; (b) redemptions of shares following the death or disability of the shareholder; (c) redemptions of shares in connection with distributions and withdrawals from retirement plans or IRAs; (d) redemptions of shares purchased by active or retired employees of the Underwriter or affiliated companies; (e) redemptions by shareholders with a current account balance of $1 million or more in the account from which they wish to redeem; and (f) involuntary redemptions.

Management of the Funds

Directors The business affairs of each Fund are managed under the direction of the Board of Directors (Directors). The Directors set broad policies for the Company and each Fund. Information about the Directors is found in the SAI.

Investment Adviser ALIAC, the Investment Adviser for each Fund, is a Connecticut corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156. The Investment Adviser is registered with the Commission as an investment adviser and in addition to managing the Funds, provides investment advisory services to other investment companies and for its general account, all of which together hold over $6 billion in assets. The Investment Adviser is a wholly owned subsidiary of Aetna Life and Casualty Company which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services.

 Under an investment advisory agreement, the Investment Adviser is, subject to the supervision of the Directors, responsible for managing the assets of each Fund in accordance with its investment objectives and policies.

 The Investment Adviser furnishes all necessary facilities and pays the salaries and other related costs of personnel engaged in providing investment advice to the Company. It also pays salary, other fees and expenses for Directors and officers of the Company who are employees or affiliated persons of the Investment Adviser.

Your Investment
Adviser




36 Aetna Mutual Funds Prospectus

 The Investment Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of each Fund as follows:

                         Fee          Assets
---------------------------------------------------
Money Market Fund      0.400% On first $500 million
                       0.350% On next $500 million
                       0.340% On next $1 billion
                       0.330% On next $1 billion
                       0.300% Over $3 billion
---------------------------------------------------
Government Fund        0.500% On first $250 million
                       0.475% On next $250 million
                       0.450% On next $250 million
                       0.425% On next $1.25 billion
                       0.400% Over $2 billion
---------------------------------------------------
Bond Fund              0.500% On first $250 million
                       0.475% On next $250 million
                       0.450% On next $250 million
                       0.425% On next $1.25 billion
                       0.400% Over $2 billion
---------------------------------------------------
Tax-Free Fund          0.500% On first $250 million
                       0.475% On next $250 million
                       0.450% On next $250 million
                       0.425% On next $1.25 billion
                       0.400% Over $2 billion
---------------------------------------------------
Aetna Fund             0.800% On first $500 million
                       0.750% On next $500 million
                       0.700% On next $1 billion
                       0.650% Over $2 billion
---------------------------------------------------
Growth and Income Fund 0.700% On first $250 million
                       0.650% On next $250 million
                       0.625% On next $250 million
                       0.600% On next $1.25 billion
                       0.550% Over $2 billion
---------------------------------------------------
Growth Fund            0.700% On first $250 million
                       0.650% On next $250 million
                       0.625% On next $250 million
                       0.600% On next $1.25 billion
                       0.550% Over $2 billion
Advisory
Fees







                                          Aetna Mutual Funds Prospectus      37

                            Fee          Assets
------------------------------------------------------
Small Company Growth Fund 0.850% On first $250 million
                          0.800% On next $250 million
                          0.775% On next $250 million
                          0.750% On next $1.25 billion
                          0.725% Over $2 billion
------------------------------------------------------
International Growth Fund 0.850% On first $250 million
                          0.800% On next $250 million
                          0.775% On next $250 million
                          0.750% On next $1.25 billion
                          0.700% Over $2 billion
------------------------------------------------------
Asian Growth              1.000% On first $250 million
                          0.875% On next $250 million
                          0.850% On next $250 million
                          0.825% On next $1.25 billion
                          0.800% Over $2 billion

 The above investment advisory and administrative service fees, when taken together, applicable to (before expense reimbursement) the Aetna Fund, Growth and Income Fund, Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund are higher than those charged by some other investment advisers to other registered investment companies.

Sub-Advisers The Investment Adviser has engaged Aeltus as the sub-adviser to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund, Aeltus Far East as the sub-adviser to the Asian Growth Fund, and Dunedin as the sub-adviser to the International Growth Fund. Aeltus is a Connecticut corporation located at 151 Farmington Avenue, Hartford, Connecticut, 06156. Aeltus is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company which is in turn owned by Aetna. Aeltus Far East has its principal place of business at 2 Pacific Place, 88 Queensway, Hong Kong. Dunedin is headquartered in Edinburgh, Scotland. Each sub-adviser is registered as an investment adviser with the Commission.

 Under Sub-advisory Agreements with the Investment Adviser, the sub-advisers are subject to the supervision of the Investment Adviser and the Directors, and are responsible for managing the assets of each respective Fund in accordance with its investment objective and policies. The sub-advisers pay the salaries and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

Sub-advisers to
Aetna Series Fund,
Inc.

38 Aetna Mutual Funds Prospectus

 The Investment Adviser has overall responsibility for monitoring the investment program maintained by the sub-advisers for compliance with applicable laws and regulations and the respective Fund's investment objective.

Administrator ALIAC acts as administrator for each Fund and performs certain administrative and internal accounting services, including maintaining general ledger accounts, regulatory compliance, preparation of financial information for semiannual and annual reports, preparing registration statements, calculating net asset values (except for the International Growth and Asian Growth Funds), shareholder communications and supervision of the custodians and transfer agent.

 For these services, each Fund pays ALIAC a monthly fee at an annual rate based on average daily net assets as follows: 0.25% on the first $250 million, 0.24% on the next $250 million, 0.23% on the next $250 million, 0.22% on the next $250 million, 0.20% on the next $1 billion and 0.18% on assets over $2.0 billion.

Principal Underwriter ALIAC is the principal underwriter for the Company. ALIAC may contract with various broker-dealers, including one or more affiliates, for distribution of Adviser Class shares. ALIAC may also sell shares of the Funds directly. ALIAC is paid an annual service fee and an annual 12b-1 distribution fee with respect to Adviser Class shares for all Funds (except the Money Market
Fund). The fees are authorized under a Shareholder Services Plan and a Distribution Plan (Plans) adopted by the Board of Directors with respect to the Adviser Class shares of each Fund. See "Fees and Charges" for more information.

 Although it is anticipated that some promotional activities will be conducted on a Company-wide basis, payments made by a Fund under the Distribution Plan generally will be used to finance the distribution of shares of that Fund. Expenses incurred in connection with Company-wide activities may be allocated pro-rata among all Funds of the Company on the basis of their relative net assets.

 Payments under the Plans are not tied exclusively to the distribution and shareholder service expenses actually incurred by ALIAC, and the payments may exceed expenses actually incurred. The Company's Board of Directors evaluates the appropriateness of the Plans and the payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by ALIAC and the amounts received under the Plans and the proceeds of the CDSC.

 On a quarterly basis, the Company's Board of Directors reviews a report on expenditures under the Plans and the purposes for which those expenditures were made. The Directors conduct an additional,

                                           Aetna Mutual Funds Prospectus    39
more extensive review annually in determining whether the Plans will be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Company's Directors and by a majority of the Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plans or related agreements (the "Plan Directors"). The Distribution Plan may be terminated by the Plan Directors or a majority of the outstanding shares of the Funds. The Shareholder Services Plan may be terminated by the Directors.

Transfer Agent Firstar Trust Company acts as each Fund's transfer and dividend-paying agent. Firstar is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Fund Expenses Each Fund bears the costs of its operations. Expenses directly attributable to a Fund are charged to that Fund. Some expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund and some expenses are allocated equally to each Fund.

Portfolio Management

The following individuals are primarily responsible for the day-to-day management of the Funds, as indicated below. All of the following individuals may also decide as a group what strategy may benefit all of the Funds.

Money Market Fund, Government Fund and Bond Fund Jeanne Wong-Boehm, Managing Director, ALIAC. Ms. Wong-Boehm has been with ALIAC since 1982 and has over 10 years of investment experience.

Tax-Free Fund Neil Grabowski, Managing Director, Aeltus. Mr. Grabowski has been with Aetna since 1982 and has over 12 years experience managing tax-exempt securities.

Aetna Fund John Y. Kim, Chief Investment Officer, ALIAC. Mr. Kim joined ALIAC in May 1994. Mr. Kim has over 10 years of investment management experience with ALIAC, an affiliate of ALIAC, and Mitchell Hutchins Institutional Investors, Inc.

Growth and Income Fund Martin J. Duffy, Portfolio Manager, ALIAC. Mr. Duffy has been with ALIAC since 1972 and has over 20 years of investment experience. Vince Fioramonti, who is responsible for Hong Kong transactions for this Fund, has been with Aetna since 1994 and has over 7 years of international investment experience.




40 Aetna Mutual Funds Prospectus

Growth Fund Peter B. Canoni, Managing Director, Aeltus. Mr. Canoni has been with Aetna since 1980 and has over 20 years of investment experience.

Small Company Growth Fund Thomas J. DiBella, Investment Officer, Aeltus. Before joining Aeltus, Mr. DiBella was Investment Officer at Bethlehem Steel from 1989 to 1991. Mr. DiBella has over 10 years of investment experience.

International Growth Fund Douglas A. Thomson, Dunedin Fund Managers, Ltd., began managing the Fund May 1, 1994. Mr. Thomson has 9 years of investment experience with Dunedin.

Asian Growth Fund Anna Tong, Managing Director, Aeltus Far East. Ms. Tong has been with Aetna since 1985 and has over 10 years of Asian investment experience.

Fund Distributions

(bullet) The Money Market Fund declares dividends daily and pays monthly.

(bullet) The Government Fund, the Bond Fund and the Tax-Free Fund declare and pay dividends monthly.

(bullet) The Aetna Fund and the Growth and Income Fund declare and pay dividends semiannually.

(bullet) The Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund declare and pay dividends annually.

(bullet) All capital gains distributions, if any, are paid on an annual basis.

 Income dividends are derived from investment income, including dividends, interest, realized short-term capital gains, and certain foreign currency gains received by a Fund. Capital gains distributions are derived from each Fund's realized long-term capital gains. The per share dividends and distributions on Adviser Class shares will be less than the per share dividends and distributions of the Select Class as a result of the distribution fees and service fees applicable to The Adviser Class.

 Money Market Fund shares begin to accrue dividends the day after they are purchased; a redemption will include dividends declared through the redemption date.

Reinvestment of Income Dividends and Capital Gains Distributions Unless you elect otherwise, as permitted in the Application, income dividends and capital gains distributions with respect to a particular Fund

How to
receive
dividends




                                      Aetna Mutual Funds Prospectus         41
will be reinvested in additional Adviser Class shares of that Fund and will be credited to your account at the next determined net asset value per share. Both income dividends and capital gains distributions are paid by a Fund on a per-share basis. As a result, at the time of such payment, the net asset value per share of a Fund (except the Money Market Fund) will be reduced by the amount of such payment.

 If you wish to change the manner in which you receive income dividends and capital gains distributions, your notification of such change must be received by the transfer agent at least ten days before the next scheduled distribution.

Net Asset Value

The net asset value per share ("NAV") of each Fund is determined as of 4:15 p.m. Eastern time on each day that the NYSE is open for trading. Except for the Money Market Fund, the NAV is computed by dividing the total value of a Fund's securities, plus any cash or other assets (including dividends accrued but not collected) less all liabilities (including accrued expenses), by the number of shares outstanding. Portfolio securities are valued primarily on the basis of market quotations. All other assets, including restricted securities and other securities for which market quotations are not readily available, are valued at their fair value in such manner as may be determined, from time to time, in good faith by, or under the authority of, the Directors.

 The Money Market Fund's portfolio securities are valued by the amortized cost method of valuation. The Money Market Fund's use of amortized cost is part of its effort to maintain a constant net asset value of $1.00 per share.

Taxes

Introduction The tax information described below is only a summary of federal income tax consequences and is based on tax laws and regulations in effect as of the date of this Prospectus. Please refer to the SAI for a more detailed discussion of federal income tax considerations. In addition to federal taxes, you may be subject to state and local taxes and you should discuss your individual tax situation with your tax advisor.

Shareholder Distributions Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have owned your shares. Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Depending on a Fund's investments, part or all of ordinary income dividends could be treated as: (1) "U.S. Government Interest

Pricing
your Fund



Form 1099-DIV
will be mailed
to you in January

42 Aetna Mutual Funds Prospectus

Dividends" which are exempt from state and local taxes; (2) "Qualifying Dividends" which for corporate shareholders would qualify for the 70% dividends-received deduction; or (3) "Exempt Interest Dividends" which are excluded from regular federal tax and possibly from state and local tax. Dividends paid by the Government Fund may be U.S. Government Interest Dividends. Substantially all dividends paid by the Growth and Income Fund, and, to a lesser degree, the Aetna Fund, the Growth Fund and the Small Company Growth Fund will be Qualifying Dividends. Currently, only the Tax-Free Fund pays Exempt Interest Dividends, which would be included in determining the taxability of social security benefits and a portion of which may be a "tax-preference item" for purposes of the alternative minimum tax.

 Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. The International Growth and Asian Growth Funds may elect to "pass through" foreign taxes paid in order to permit shareholders to claim a credit or deduction, if more than 50% of the value of such Fund's assets at the close of a taxable year consist of stock or securities of foreign corporations.

 A Fund's distributions are taxable in the year they are received, whether you take them in cash or reinvest them in additional shares. However, distributions declared in December and paid in January are taxable as if paid on December 31. Each Fund will send a statement to shareholders by January 31 indicating the tax status of distributions made during the previous year, and any foreign taxes "passed-through" to shareholders.

Buying a Dividend If you buy shares of a Fund (other than the Money Market
Fund) just before the ex-dividend date, you will be taxed on the entire amount of the dividend received.

Share Redemptions Any gain or loss realized when you redeem (sell) or exchange shares of a Fund will be treated as a taxable long-term or short-term capital gain or loss. Please see the SAI for information regarding any limitation on deductibility of such losses.

Tax Withholding When you fill out your Application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding by the Internal Revenue Service ("IRS"). If you are subject to backup withholding, the IRS can require a Fund to withhold 31% of your taxable dividends, capital gains distributions and redemptions.

                                           Aetna Mutual Funds Prospectus    43

General Information

Articles of Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation (Articles) provide for the issuance of multiple series of shares each representing a portfolio of investments with different investment objectives, policies and restrictions. The Company currently offers 13 series or Funds. Ten of the Funds are described in this Prospectus.

Share Classes Each Fund offers shares of common stock currently classified into two classes, Select Class shares and Adviser Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charge, if any, for each class; (b) the distributions and/or service fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class and (e) the exchange privilege of each class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different classes of shares of the Fund. The Directors continue to consider whether any such conflicts exist and, if so, take appropriate action.

 The Company has obtained a ruling from the IRS with respect to the ten Funds described in this Prospectus to the effect that differing distributions among the classes of its shares will not result in the Fund's dividends or other distributions being regarded as "preferential dividends" under the Code. The Company is currently seeking a similar ruling for its three newest Funds. For additional information, see the SAI.

Capital Stock The Articles currently authorize the issuance of 4.8 billion shares of capital stock of the Company. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.

 As of December 31, 1994, the following shares were owned by Aetna companies:

                                 ALIAC
                          -------------------
                           Adviser    Select
                          --------- ---------
Money Market Fund                     112,766
Government Fund                     2,775,194
Bond Fund                 2,685,214   264,524
Tax Free Fund             2,175,175   125,485
The Aetna Fund            2,473,594   306,564
Growth and Income Fund      469,715    67,107
Growth Fund                         2,232,315
Small Company Growth Fund           2,472,661

44 Aetna Mutual Funds Prospectus

                                   ALIAC
                          ----------------------
                            Adviser     Select
                          ----------- ----------
International Growth Fund     478,766    180,693
Asian Growth Fund                      1,013,800
Aetna Ascent                              20,000
Aetna Crossroads                          20,000
Aetna Legacy                              20,000
                                   ALIC
                          ----------------------
                            Adviser     Select
                          ----------- ----------
Money Market Fund          25,942,654  2,248,769
Asian Growth Fund                      2,043,588
                          The Aetna Casualty and
                              Surety Company
                          ----------------------
                            Adviser     Select
                          ----------- ----------
International Growth Fund   1,962,943    498,517

 All shares were acquired for investment and can be disposed of only by redemption. ALIAC and its affiliates may make additional investments into the Funds.

Shareholder Meetings The Company is not required and does not intend to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940. If requested by the holders of at least 10% of a Fund's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

Voting Rights Shareholders of each class are entitled to one vote for each full share held and fractional votes for fractional shares of each class held on matters submitted to the shareholders of the Company. Voting rights are not cumulative. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interest of one Fund or one class of shares.

Payments to Dealers For sales of Funds' shares (other than Money Market Fund), ALIAC may pay registered representatives a sales commission of up to 4% of the amount invested for initial and subsequent sales. Registered representatives receive payments of up to 0.50% for distribution-related services and for services to shareholders (see "Fees and Charges"). From time to time, ALIAC may also award merchandise or trips with an estimated value up to $1,000 to registered
                                          Aetna Mutual Funds Prospectus      45
representatives that sell a certain amount of fund shares or establish a certain number of new accounts. Incentive commissions and prizes are paid by ALIAC so the price you pay for Adviser Class shares and the value of your investment will be unaffected.

Performance Data

The Funds may compare their performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications of general interest. These may include the Standard & Poor's 500 Stock Index ("S&P 500"), Shearson Lehman Aggregate Bond Index, Dow Jones Industrial Average ("DJIA"), Lipper Analytical Services, Inc., IBC/Donoghue's Taxable MFA, the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index and the Morgan Stanley Capital
International Far East Free ("FEF ex. Japan") Index.

Glossary of Investment Terms

This glossary describes some of the securities used by the Funds. Further in formation is available in the SAI:

Banker's Acceptance A banker's acceptance is a time draft drawn on a bank and is customarily used by corporations as a means of financing payment for traded goods. When a draft is accepted by a bank, the bank guarantees to pay the face value of the debt at maturity.

Certificates of Deposit For large deposits not withdrawable on demand, banks issue certificates of deposit ("CDs") as evidence of ownership. CDs are usually negotiable and traded among investors such as mutual funds and banks.

Commercial Paper Commercial paper is short-term debt instruments issued by companies or banks with a maturity ranging from five to 270 days.

Eurodollars Eurodollars are U.S. dollars held in banks outside the United States, mainly in Europe but also in other countries, and are commonly used for the settlement of international transactions. There are many types of Eurodollar securities including Eurodollar CDs and bonds; these securities are not registered with the Commission. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions.

High Risk High-Yield Securities Bonds of low quality security backing rated BB or below by Standard & Poor's Corp. or Ba or below by


46 Aetna Mutual Funds Prospectus

Moody's Investors Service, Inc., or other agencies or, if unrated, considered by the Investment Adviser to be of comparable quality. These bonds are often called "junk bonds" because of the greater possibility of default.

Municipal Securities Debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. Such securities provide interest income that is exempt from federal income taxes, and in some instances, state and local income taxes.

Pay-in-Kind Bonds Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds.

Repurchase Agreements A repurchase agreement or "repo" is an agreement between a seller and buyer, usually of U.S. Government securities, to sell and subsequently repurchase securities at a fixed price on a future date. The primary attraction of repurchase agreements is the flexibility of maturities.

U.S. Government Derivatives A Fund may purchase separately traded principal and interest components of certain U.S. Government securities ("STRIPS"). In addition, a Fund may acquire custodial receipts that represent ownership in a U.S. Government security's future interest or principal payments. These securities are known by such exotic names as TIGRS and CATS and may be issued at a discount to face value. They are generally more volatile than normal fixed income securities because interest payments are accrued rather than paid out in regular installments.

U.S. Government Securities Securities issued by the U.S. Government and its agencies.

Direct Obligations of the U.S. Government are:

Treasury Bills - issued with short maturities (one year or less) and priced at a discount to face value. The income for investors is the difference between the purchase price and the face value.

Treasury Notes - intermediate-term securities with maturities of between one to ten years. Income to investors is paid in semiannual interest payments.

Treasury Bonds - long-term securities with maturities from ten years to up to thirty years. Income is paid to investors on a semiannual basis.

 In addition, U.S. Government Agencies issue debt securities to finance activities for the U.S. Government. These agencies include

                                           Aetna Mutual Funds Prospectus    47
among others the Federal Home Loan Bank, Federal National Mortgage Association ("FNMA" or "Fannie Mae"), Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Export-Import Bank and the Tennessee Valley Authority.

 Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.

Variable Rate Instruments A variable or floating rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which can reasonably be expected to have a market value close to par value.

Yankee Bonds A bond issued in the United States by foreign countries, corporations and banks. Similarly, Yankee CDs are issued in the U.S. by branches of foreign banks.

Zero Coupon Bonds Bonds issued at a deep discount to face value. These bonds pay no interest but are redeemed at full face value. The price of zero coupon bonds are more volatile than bonds which pay interest but are rated on the same principles as all fixed-income investments.

 The Funds also use some of the following securities to manage risk and volatility:

Call Option The right to buy a security, currency or stock index at a stated price, or strike price, within a fixed period. A call option will be exercised if the spot price rises above the strike price; if not, the option expires worthless.

Put Option The right to sell a security, currency or stock index at a stated price, or strike price, within a fixed period. A put option will be exercised if the spot price falls below the strike price; if not, the option expires worthless.

Covered Call Options A call option backed by the securities underlying the option. The owner of a security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security.

48 Aetna Mutual Funds Prospectus

Convertible Stock Corporate securities, which may be either bonds or preferred shares, that can be exchanged for shares at a fixed price.

Futures Contracts to buy securities, currencies or stock indexes in the future at a price agreed in advance. A futures contract obliges the buyer to purchase the security and the seller to sell it, unlike an option where the buyer can choose whether or not to exercise the option.

Preferred Stock Shares which pay a fixed dividend, in contrast to common stock whose dividends depend on the profits of the company.

Warrants A security, normally offered with bonds or preferred stock, that entitles investors to buy shares at a prescribed price within a named period. The time period is usually longer than that of a call option.

Description of Corporate Bond Ratings

Moody's Investors Service, Inc.

"Aaa" Rating Bonds rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Rating Bonds rated Aa are judged to be of high-quality by all standards. Together with the Aaa group, they are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

"A" Rating Bonds rated A possess many favorable investment attributes and are considered upper-medium-grade obligations. Factors relating to security of principal and interest are considered adequate but elements may be present which suggest possible impairment sometime in the future.

"Baa" Rating Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics.

"Ba" Rating Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby

                                       Aetna Mutual Funds Prospectus         49
not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes this class of bond.

"B" Rating Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

 The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

Standard & Poor's Corporation

"AAA" Rating Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Rating Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Rating Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" Rating Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB" Rating Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

"B" Rating Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

 The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

50 Aetna Mutual Funds Prospectus

Aetna Series Fund, Inc.
151 Farmington Avenue
Hartford, CT 06156-8962

1-800-367-7732

Investment Adviser
Aetna Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, CT 06156

Custodians
Mellon Bank N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109

Transfer Agent
Firstar Trust Company
P.O. Box 701
Milwaukee, WI 53201-0701

Independent Auditors
KPMG Peat Marwick LLP
CityPlace II
Hartford, CT 06103-4103

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of a Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

                                         Aetna Mutual Funds Prospectus      51

                 AETNA SERIES FUND, INC.
                  151 Farmington Avenue
             Hartford, Connecticut 06156-8962



The Statement of Additional Information for the Aetna
Series Fund, Inc. dated March 31, 1995 is amended as follows:

1.      The Aetna Tax-Free Fund is no longer offered.

2. The table on page 19 including information about Directors and Officers of the Fund is deleted and replaced with the following:

-----------------------------------------------------------------------------------------
                             Position(s)
Name, Address and Age        Held              Principal Occupation During Past Five
                             with Registrant   Years and Positions held with affiliated
                                               persons or Principal Underwriters of the
                                               Registrant
-----------------------------------------------------------------------------------------
Shaun P. Mathews *           Director and      Senior Vice President and Director of
151 Farmington Avenue        President         ALIAC, March 1991 to Present; Director
Hartford, Connecticut                          and Chief Operations Officer, Aetna
Age 39                                         Investment Services, Inc., July 1993 to
                                               Present; President, Aetna Investment
                                               Services, Inc., March 1994 to Present;
                                               Assistant Vice President, Pension
                                               Operations, ALIAC, June 1989 to March
                                               1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
James C. Hamilton *          Vice President    Vice President, Treasurer and Director
151 Farmington Avenue        and Treasurer     of ALIAC, October 1988 to Present.
Hartford, Connecticut
Age 53
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
John Y. Kim*                 Director and      Senior Vice President and Director,
151 Farmington Avenue        Vice President    ALIAC Investments and Chief Investment
Hartford, Connecticut                          Officer, Aetna Life and Casualty
Age 34                                         Company, May 1994 to Present; Managing
                                               Director, Mitchell Hutchins
                                               Institutional Investors, New York, NY,
                                               September 1993 to April 1994; Vice
                                               President of Investor Relations and
                                               Senior Portfolio Manager, Aetna Life and
                                               Casualty Company, October 1991 to August
                                               1993; Fixed Income Portfolio Manager,
                                               ALIAC, November 1989 to October 1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Susan E. Bryant              Secretary         Counsel, Aetna Life and Casualty
151 Farmington Avenue                          Company, March 1993 to Present; General
Hartford, Connecticut                          Counsel and Corporate Secretary, First
Age 47                                         Investors Corporation, April 1991 to
                                               March 1993; Administrator, Oklahoma
                                               Department of Securities, March 1986 to
                                               April 1991; President, North American
                                               Securities Administrators Association,
                                               1989 to 1990.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Morton Ehrlich               Director          Chairman and Chief Executive Officer,
1000 Venetian Way                              Integrated Management Corp. (an
Miami, Florida                                 entrepreneurial company) and Universal
Age 60                                         Research Technologies, 1992 to Present;
                                               Director and Chairman, Audit Committee,
                                               National Bureau of Economic Research;
                                               1985 to 1992; President, LIFECO, Travel
                                               Services Corp., October 1988 to December
                                               1991.
-----------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------
Maria T. Fighetti            Director          Manager/Attorney, Health Services, New
325 Piermont Road                              York City Department of Mental Health,
Closter, New Jersey                            Mental Retardation and Alcohol Services,
Age 51                                         1973 to Present.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
David L. Grove               Director          Private Investor; Economic/Financial
5 The Knoll                                    Consultant, December 1985 to Present.
Armonk, New York
Age 77
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Daniel P. Kearney*           Director          Executive Vice President of Aetna Life
151 Farmington Avenue                          and Casualty Company, 1993 to Present;
Hartford, Connecticut                          Group Executive, Aetna Life and Casualty
Age 56                                         Company, 1991 to 1993; Financial
                                               Consultant, Daniel P. Kearney, Inc.,
                                               1990 to 1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Sidney Koch                  Director          Financial Adviser, self-employed,
455 East 86th Street                           January 1993 to Present; Senior Adviser,
New York, New York                             Daiwa Securities America, Inc., January
Age 60                                         1992 to January 1993; Executive Vice
                                               President, Member of Executive
                                               Committee, Daiwa Securities America,
                                               Inc., January 1986 to January 1992.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Corine T. Norgaard           Director, Chair   Professor, Accounting and Dean of the
School of Management         Audit Committee   School of Management, Binghamton
Binghamton University        and Contract      University, Binghamton, NY, August 1993
Binghamton, New York         Committee         to Present; Professor, Accounting,
Age 57                                         University of Connecticut, Storrs,
                                               Connecticut, September 1969 to June
                                               1993; Director, The Advest Group
                                               (holding company for brokerage firm).
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard G. Scheide           Director          Trust and Private Banking Consultant,
11 Lily Street                                 David Ross Palmer Consultants, July 1991
Nantucket, Massachusetts                       to Present; Executive Vice President and
Age 66                                         Manager, Bank of New England, N.A., June
                                               1976 to July 1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Eugene M. Trovato            Vice President,   Vice President Controller, (February
22 Fox Den Road              Controller        1995 - Present), Assistant Vice
West Simsbury, Connecticut   (chief            President Planning, Reporting, and
Age 45                       accounting        Analysis (October 1992 - February 1995),
                             officer)          Assistant Vice President of Financial
                                               Reporting (July 1989 - October 1992),
                                               Director of Financial Reporting in
                                               Corporate Controllers (February 1989 -
                                               July 1989), Aetna Life Insurance and
                                               Annuity Company
-----------------------------------------------------------------------------------------

3.      All references to Dunedin Fund Managers, Ltd. are deleted.

4.      Yield quotations on pages 39 and 40 are replaced with the following:

        The yield and effective yield for the Money Market Fund for the seven days ended April 30, 1995 were 6.00% and 6.18%, respectively.

        The yield for the Bond Fund for the 30-day period ended April 30, 1995 was 7.21% for the Select Class, and 6.45% for the Adviser Class.

5.      The Total Return Quotations on page 41 are replaced with the following:

Annualized Total Return Quotations

                                  Select Class
Assumptions:
   - The 1 year figures are based on an initial $1,000 purchase made May 1, 1994 and redeemed on April 30, 1995.
   - The From Inception figures are based on an initial $1,000 purchase made January 1, 1992 (effective date of Funds) and redeemed on April 30, 1995.

                                      1 Year           From Inception
                                      ------           --------------
       Money Market                    5.13%                 4.07%
       Bond                            6.16%                 5.80%
       The Aetna Fund                  8.47%                 6.61%
       Growth and Income              10.81%                 6.81%
       International Growth           (1.16)%                4.67%

Assumption:
   - The 1 year figures are based on an initial $1,000 purchase made May 1, 1994 and redeemed on April 30, 1995.
   - The From Inception figures are based on an initial $1,000 purchase made January 1, 1994 (effective date of Funds) and redeemed on April 30, 1995.

                                       1 Year            From Inception
                                       ------            --------------
       Government                        6.71%               2.77%
       Growth                           13.29%               11.87%
       Small Company Growth             10.44%               10.71%
       Asian Growth                     (8.76)%             (16.85)%

                                  Adviser Class
Assumption:
   - The 1 year figures are based on an initial $1,000 purchase made May 1, 1994 and redeemed on April 30, 1995.
   - The From Inception figures are based on an initial $1,000 purchase made April 15, 1994 (effective date of the Adviser Class shares) and redeemed on April 30, 1995.

                                      1 Year            From Inception
                                      ------            --------------
       Money Market                    4.08%                4.33%
       Government                      4.75%                4.58%
       Bond                            4.33%                3.51%
       The Aetna Fund                  6.39%                6.25%
       Growth and Income               9.26%                9.39%
       Growth                         11.34%                10.99%
       Small Company Growth            8.45%                9.65%
       International Growth           (2.88)%              (1.97)%
       Asian Growth                   (9.98)%              (9.32)%

All figures are based on actual investment performance. Performance figures for the Adviser Class Shares reflect the deduction of the maximum contingent deferred sales charge of 1%, declining by 0.25% each year after the date of purchase to zero, assuming shares were redeemed at the end of the period.

The following are the unaudited interim financial statements of the Fund for the six-month period ended April 30, 1995:

Statements of Assets and Liabilities
April 30, 1995 (Unaudited)See Notes to Financial Statements.Aetna Mutual Funds Semi-Annual Report

 ---------------------------------------  ------------------   -----------------
        Aetna Series Fund, Inc.           Money Market Fund    Government Fund
Assets:
Investments, at market value (Note 1)        $252,370,276         $19,308,879
Cash                                            4,986,488                   0
Receivable for:
 Dividends and interest                         1,086,581             198,853
 Investments sold                                 131,389               7,865
 Fund shares sold                                     470                   0
Deferred organizational expenses                   20,055                   0
                                          ------------------   -----------------
  Total assets                                258,595,259          19,515,597
                                          ------------------   -----------------
Liabilities:
Payable for:
 Investments purchased                            841,388                   0
 Fund shares redeemed                                   0                 441
 Other liabilities                                264,802              18,182
Deferred premiums on written options,
 at market value (Note 5)                               0                   0
                                          ------------------   -----------------
  Total liabilities                             1,106,190              18,623
                                          ------------------   -----------------
NET ASSETS                                   $257,489,069         $19,496,974
                                          ==================   =================
Net assets represented by:
Paid-in capital                              $257,489,069         $20,283,984
Unrealized gain (loss)                                  0              57,451
Undistributed net investment income                     0             100,901
Accumulated net realized loss                           0            (945,362)
                                          ------------------   -----------------
NET ASSETS                                   $257,489,069         $19,496,974
                                          ==================   =================
Capital shares, $.001 par value
Select Class:Outstanding                      184,789,662           1,990,344
Net Assets                                   $184,789,662         $19,239,882
Net Asset Value per share                    $       1.00         $      9.67
Adviser Class: Outstanding                     72,699,407              26,628
Net Assets                                   $ 72,699,407         $   257,092
Net Asset Value per share                    $       1.00         $      9.65

Cost of Investments                          $252,370,276         $19,251,428

12  See Notes to Financial Statements.

Statements of Assets and Liabilities
April 30, 1995 (unaudited)

 ------------   -------------------  ---------------------
  Bond Fund       Tax-Free Fund         The Aetna Fund
$42,745,565         $23,795,738           $84,986,156
     17,895                 158                17,091

    783,775             418,961               514,144
  2,095,041               4,513               920,280
          0                   0                     0
     20,055                   0                20,055
 ------------   -------------------  ---------------------
 45,662,331          24,219,370            86,457,726
 ------------   -------------------  ---------------------

  1,012,100             979,792             3,710,080
          0                   0                     0
     71,557              31,014               119,912

          0                   0               130,000
 ------------   -------------------  ---------------------
  1,083,657           1,010,806             3,959,992
 ------------   -------------------  ---------------------
$44,578,674         $23,208,564           $82,497,734
 ============   ===================  =====================

$46,186,246         $24,421,818           $77,531,489
   (215,809)           (471,824)            5,380,575
    124,901              36,852               694,142
 (1,516,664)           (778,282)           (1,108,472)
 ------------   -------------------  ---------------------
$44,578,674         $23,208,564           $82,497,734
 ============   ===================  =====================

  3,089,655             204,638             7,367,500
$30,281,864         $ 1,925,554           $81,680,139
$      9.80         $      9.41           $     11.09
  1,459,663           2,262,474                73,988
$14,296,810         $21,283,010           $   817,595
$      9.79         $      9.41           $     11.05

$42,961,374         $24,267,562           $79,504,921

                                     Aetna Mutual Funds Semi-Annual Report  13

 ---------------------------------------------   -------------------------   --------------
           Aetna Series Fund, Inc.               Growth and Income Fund      Growth Fund
Assets:
Investments, at market value (Note 1)                  $329,516,875           $33,423,618
Cash                                                        112,101                   183
Cash denominated in foreign currencies                      294,429                     0
Receivable for:
 Dividends and interest                                     580,161                11,056
 Investments sold                                         3,768,911               448,642
 Fund shares sold                                           164,606                 5,659
 Recoverable taxes                                            2,026                     0
 Variation margin                                             1,180                     0
 Forward foreign currency exchange  contracts
 (Note 7)                                                 9,400,168                     0
Deferred organizational expenses                             20,083                     0
                                                 -------------------------   --------------
  Total assets                                          343,860,540            33,889,158
                                                 -------------------------   --------------
Liabilities:
Payable for:
 Investments purchased                                    6,733,575               942,613
 Fund shares redeemed                                       276,749                20,491
 Forward foreign currency exchange  contracts
 (Note 7)                                                 9,628,963                     0
 Other liabilities                                          241,016                30,737
Deferred premiums on written options, at
 market value (Note 5)                                            0                11,438
                                                 -------------------------   --------------
  Total liabilities                                      16,880,303             1,005,279
                                                 -------------------------   --------------
NET ASSETS                                             $326,980,237           $32,883,879
                                                 =========================   ==============
Net assets represented by:
Paid-in capital                                        $298,897,914           $29,407,895
Unrealized gain (loss)                                   28,708,957             4,908,755
Undistributed (distributions in excess of)
 net investment income                                    1,702,741                 8,925
Accumulated net realized gain (loss)                     (2,329,375)           (1,441,696)
                                                 -------------------------   --------------
NET ASSETS                                             $326,980,237           $32,883,879
                                                 =========================   ==============
Capital shares, $.001 par value
Select Class:Outstanding                                 27,625,555             2,775,049
Net Assets                                             $325,814,679           $31,940,091
Net Asset Value per share                              $      11.79           $     11.51
Adviser Class: Outstanding                                   98,930                82,448
Net Assets                                             $  1,165,558           $   943,788
Net Asset Value per share                              $      11.78           $     11.45

Cost of Investments                                    $300,615,297           $28,528,745

14  See Notes to Financial Statements.

 ----------------------------  ---------------------------  ---------------------
  Small Company Growth Fund    International Growth Fund      Asian Growth Fund
$29,186,693                            $56,071,807                $22,299,673
      3,332                                      0                          0
          0                                 32,526                    292,268

      5,373                                241,915                    158,251
    893,890                              3,695,749                    126,798
          0                                 18,871                      4,581
          0                                 79,423                      1,422
          0                                      0                          0

          0                              8,200,000                          0
          0                                 20,083                          0
 ----------------------------  ---------------------------  ---------------------
 30,089,288                             68,360,374                 22,882,993
 ----------------------------  ---------------------------  ---------------------

    720,536                              2,410,183                          0
          0                                  2,409                      2,184

          0                              9,520,319                          0
     31,804                                 78,298                     61,731

          0                                      0                          0
 ----------------------------  ---------------------------  ---------------------
    752,340                             12,011,209                     63,915
 ----------------------------  ---------------------------  ---------------------
$29,336,948                            $56,349,165                $22,819,078
 ============================  ===========================  =====================

$26,108,538                            $55,077,724                $26,318,392
  3,992,312                                308,421                 (1,042,660)

    (25,779)                               271,497                     74,777
   (738,123)                               691,523                 (2,531,431)
 ----------------------------  ---------------------------  ---------------------
$29,336,948                            $56,349,165                $22,819,078
 ============================  ===========================  =====================

  2,515,254                              2,685,855                  2,874,045
$28,755,779                            $27,759,331                $22,401,054
$     11.43                            $     10.34                $      7.79
     51,141                              2,773,868                     53,758
$   581,169                            $28,589,834                $   418,024
$     11.36                            $     10.31                $      7.78

$25,194,381                            $54,454,925                $23,341,491

                                     Aetna Mutual Funds Semi-Annual Report  15

Statements of Operations
Six-month period ended April 30, 1995 (Unaudited)

 ------------------------------------------  ---------------------   ---------------------
          Aetna Series Fund, Inc.              Money Market Fund       Government Fund
Investment income: (Note 1)
Dividends                                          $        0             $        0
Interest                                            6,918,491                884,920
                                             ---------------------   ---------------------
                                                    6,918,491                884,920
Foreign taxes withheld                                      0                      0
                                             ---------------------   ---------------------
 Total investment income                            6,918,491                884,920
                                             ---------------------   ---------------------
Expenses: (Notes 2 and 3)
Investment advisory fee                               461,546                 58,833
Administrative service fee                            288,466                 29,416
12b-1 and service fees                                 29,884                    952
Organizational expenses                                 5,691                      0
Printing and postage expenses                          23,375                    701
Custody fees                                           10,743                  7,021
Transfer agent fees                                    95,432                 13,048
Audit fees                                              5,729                  6,685
Directors' fees                                        10,289                  5,031
State and federal fees                                 55,572                 10,625
Miscellaneous                                           6,290                  3,146
                                             ---------------------   ---------------------
Expenses before reimbursement and waiver
 from Adviser                                         993,017                135,458
Expense reimbursement and waiver from
 Adviser                                             (704,551)               (52,335)
                                             ---------------------   ---------------------
 Net expenses                                         288,466                 83,123
                                             ---------------------   ---------------------
Net investment income                               6,630,025                801,797
                                             ---------------------   ---------------------
Realized and unrealized gain (loss):
 (Notes 1, 4, 5 and 7)
Realized gain (loss) on:
 Sales of investments, excluding
 short-term  investments                                    0               (674,470)
 Futures and forward currency contracts                     0                      0
                                             ---------------------   ---------------------
  Net realized gain (loss)                                  0               (674,470)
                                             ---------------------   ---------------------
Net change in unrealized gain (loss) on:
 Investments                                                0              1,198,252
 Written options                                            0                      0
                                             ---------------------   ---------------------
  Net change in unrealized gain                             0              1,198,252
                                             ---------------------   ---------------------
Net realized and change in unrealized gain                  0                523,782
                                             ---------------------   ---------------------
Net increase in net assets resulting from
 operations                                        $6,630,025             $1,325,579
                                             =====================   =====================

16  See Notes to Financial Statements.

 -----------   -------------------  ---------------------
 Bond Fund       Tax-Free Fund         The Aetna Fund
$   18,503         $        0             $  737,123
 1,819,791            723,053              1,436,311
 -----------   -------------------  ---------------------
 1,838,294            723,053              2,173,434
         0                  0                 (4,982)
 -----------   -------------------  ---------------------
 1,838,294            723,053              2,168,452
 -----------   -------------------  ---------------------

   120,810             61,435                366,450
    60,405             30,718                114,516
    74,285             86,074                 53,307
     5,691                  0                  5,691
     5,877                734                 11,332
     5,250              3,115                 11,420
    18,559             12,306                 29,870
     7,066              7,163                  7,066
     5,665              5,069                  6,781
    18,664             10,977                 26,584
     3,596              3,155                  4,454
 -----------   -------------------  ---------------------

   325,868            220,746                637,471

   (70,415)           (30,302)               (11,840)
 -----------   -------------------  ---------------------
   255,453            190,444                625,631
 -----------   -------------------  ---------------------
 1,582,841            532,609              1,542,821
 -----------   -------------------  ---------------------

  (523,908)          (270,716)               238,192
         0                  0                101,165
 -----------   -------------------  ---------------------
  (523,908)          (270,716)               339,357
 -----------   -------------------  ---------------------

 1,393,538          1,395,744              2,866,341
         0                  0               (100,660)
 -----------   -------------------  ---------------------
 1,393,538          1,395,744              2,765,681
 -----------   -------------------  ---------------------
   869,630          1,125,028              3,105,038
 -----------   -------------------  ---------------------

$2,452,471         $1,657,637             $4,647,859
 ===========   ===================  =====================

                                     Aetna Mutual Funds Semi-Annual Report  17

Statements of Operations
Six-month period ended April 30, 1995 (Unaudited)

  ------------------------------------------  -----------------------   ------------
          Aetna Series Fund, Inc.            Growth and Income Fund     Growth Fund
Investment income: (Note 1)
Dividends                                          $ 4,176,095          $   181,438
Interest                                               664,845               36,850
                                              -----------------------   ------------
                                                     4,840,940              218,288
Foreign taxes withheld                                 (18,404)              (3,899)
                                              -----------------------   ------------
 Total investment income                             4,822,536              214,389
                                              -----------------------   ------------
Expenses: (Notes 2 and 3)
Investment advisory fee                              1,088,974              100,401
Administrative service fee                             394,996               35,858
12b-1 and service fees                                  12,855                2,447
Organizational expenses                                  5,663                    0
Printing and postage expenses                           12,984                1,065
Custody fees                                            16,005                4,104
Transfer agent fees                                     21,402               12,353
Audit fees                                               6,685                6,685
Directors' fees                                          7,599                5,031
State and federal fees                                  41,094               10,953
Miscellaneous                                            7,002                3,161
                                              -----------------------   ------------
Expenses before reimbursement and waiver
 from Adviser                                        1,615,259              182,058
Expense reimbursement and waiver from
 Adviser                                                     0               (7,760)
                                              -----------------------   ------------
 Net expenses                                        1,615,259              174,298
                                              -----------------------   ------------
Net investment income (loss)                         3,207,277               40,091
                                              -----------------------   ------------
Net realized and unrealized gain (loss):
 (Notes 1, 4, 5 and 7)
Realized gain (loss) on:
 Sales of investments, excluding
 short-term  investments                              (666,653)            (853,039)
 Written options                                             0             (571,812)
 Futures and forward currency contracts                645,656                    0
 Foreign currencies                                    (43,545)                   0
                                              -----------------------   ------------
  Net realized gain (loss)                             (64,542)          (1,424,851)
                                              -----------------------   ------------
Net change in unrealized gain (loss) on:
 Investments                                        18,779,770            3,701,141
 Written options                                             0               13,882
 Futures and forward currency contracts               (251,017)                   0
 Foreign currency related transactions                   5,226                    0
                                              -----------------------   ------------
  Net change in unrealized gain (loss)              18,533,979            3,715,023
                                              -----------------------   ------------
Net realized and change in unrealized gain
 (loss)                                             18,469,437            2,290,172
                                              -----------------------   ------------
Increase (decrease) in net assets
 resulting from operations                         $21,676,714          $ 2,330,263
                                              =======================   ============

18  See Notes to Financial Statements.

 ----------------------------  ---------------------------   ---------------------
  Small Company Growth Fund     International Growth Fund     Asian Growth Fund
$  115,759                             $   426,230                $   255,819
    56,983                                  93,661                     31,548
 ----------------------------  ---------------------------   ---------------------
   172,742                                 519,891                    287,367
         0                                 (33,085)                   (20,828)
 ----------------------------  ---------------------------   ---------------------
   172,742                                 486,806                    266,539
 ----------------------------  ---------------------------   ---------------------

   111,816                                 236,037                    126,407
    32,887                                  69,423                     31,602
     1,470                                  98,631                      1,338
         0                                   5,663                          0
       931                                   6,096                      1,134
     4,505                                  81,350                     70,900
    13,706                                  19,705                     14,070
     6,685                                   7,406                      7,406
     5,031                                   5,738                      5,125
    10,641                                  17,714                     11,115
     3,144                                   1,660                      2,162
 ----------------------------  ---------------------------   ---------------------

   190,816                                 549,423                    271,259

    (5,494)                                (22,482)                   (75,096)
   185,322                                 526,941                    196,163
 ----------------------------  ---------------------------   ---------------------
   (12,580)                                (40,135)                    70,376
 ----------------------------  ---------------------------   ---------------------

   226,995                                 870,754                 (2,247,193)
         0                                       0                          0
         0                                (128,140)                         0
         0                                 (42,918)                     4,551
 ----------------------------  ---------------------------   ---------------------
   226,995                                 699,696                 (2,242,642)
 ----------------------------  ---------------------------   ---------------------

 2,512,857                              (1,647,413)                (3,066,750)
         0                                       0                          0
         0                              (1,095,088)                         0
         0                                     904                     (2,303)
 ----------------------------  ---------------------------   ---------------------
 2,512,857                              (2,741,597)                (3,069,053)
 ----------------------------  ---------------------------   ---------------------

 2,739,852                              (2,041,901)                (5,311,695)

$2,727,272                             $(2,082,036)               $(5,241,319)

                                      Aetna Mutual Funds Semi-Annual Report  19

Statements of Changes in Net Assets

 --------------------------------------------------------  -------------------------------------------
                 Aetna Series Fund, Inc.                                Money Market Fund
                                                                 Six-month
                                                               period ended            Ten-month
                                                              April 30, 1995          period ended
                                                                (Unaudited)         October 31, 1994
                                                            -------------------  ---------------------
Operations:
Net investment income                                          $  6,630,025          $   5,571,226
                                                            -------------------  ---------------------
Net increase in net assets resulting from operations              6,630,025              5,571,226
                                                            -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                      (4,904,128)            (4,776,403)
Adviser Class:
 From net investment income                                      (1,725,897)              (794,823)
                                                            -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                    (6,630,025)            (5,571,226)
                                                            -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                       99,365,093            184,288,133
 Reinvestment of distributions                                    4,296,792              4,313,330
 Cost of shares redeemed                                        (80,628,602)          (134,729,463)
Adviser Class:
 Proceeds from shares sold                                       44,702,797             49,918,444
 Reinvestment of distributions                                    1,683,600                788,233
 Cost of shares redeemed                                        (21,037,486)            (3,356,170)
                                                            -------------------  ---------------------
Net increase in net assets from fund share transactions          48,382,194            101,222,507
                                                            -------------------  ---------------------
Change in net assets                                             48,382,194            101,222,507
Net assets:
Beginning of period                                             209,106,875            107,884,368
                                                            -------------------  ---------------------
End of period                                                  $257,489,069          $ 209,106,875
                                                            ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $          0          $           0
                                                            ===================  =====================

20  See Notes to Financial Statements.

 --------------------------------------------------------  -------------------------------------------
                 Aetna Series Fund, Inc.                                 Government Fund
                                                                 Six-month
                                                               period ended            Ten-month
                                                              April 30, 1995          period ended
                                                                (Unaudited)         October 31, 1994
                                                            -------------------  ---------------------
Operations:
Net investment income                                          $    801,797           $   975,250
Net realized loss                                                  (674,470)             (298,826)
Net change in unrealized gain (loss)                              1,198,252            (1,140,801)
                                                            -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                       1,325,579              (464,377)
                                                            -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                        (803,227)             (836,799)
Adviser Class:
 From net investment income                                          (6,354)               (1,832)
                                                            -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                      (809,581)             (838,631)
                                                            -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                        2,918,017            26,189,218
 Reinvestment of distributions                                      669,448             1,222,008
 Cost of shares redeemed                                        (10,966,804)                 (904)
Adviser Class:
 Proceeds from shares sold                                          196,539               165,129
 Reinvestment of distributions                                        5,404                 2,374
 Cost of shares redeemed                                           (102,099)              (14,346)
                                                            -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                    (7,279,495)           27,563,479
                                                            -------------------  ---------------------
Change in net assets                                             (6,763,497)           26,260,471
Net assets:
Beginning of period                                              26,260,471                     0
                                                            -------------------  ---------------------
End of period                                                  $ 19,496,974           $26,260,471
                                                            ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $    100,901           $   108,685
                                                            ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  21

Statements of Changes in Net Assets

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                                    Bond Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                         $  1,582,841           $  2,507,230
Net realized loss                                                 (523,908)              (882,788)
Net change in unrealized gain (loss)                             1,393,538             (3,401,549)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                      2,452,471             (1,777,107)
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                       (926,551)            (1,488,587)
Adviser Class:
 From net investment income                                       (585,446)              (709,993)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                   (1,511,997)            (2,198,580)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                       4,968,023             13,687,226
 Reinvestment of distributions                                     847,121              1,375,268
 Cost of shares redeemed                                        (3,791,315)           (31,166,825)
Adviser Class:
 Proceeds from shares sold                                          51,153             25,571,124
 Reinvestment of distributions                                     585,300                709,934
 Cost of shares redeemed                                       (12,011,318)                  (231)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                   (9,351,036)            10,176,496
                                                           -------------------  ---------------------
Change in net assets                                            (8,410,562)             6,200,809
Net assets:
Beginning of period                                             52,989,236             46,788,427
                                                           -------------------  ---------------------
End of period                                                 $ 44,578,674           $ 52,989,236
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                            $    124,901           $     54,057
                                                           ===================  =====================

22  See Notes to Financial Statements.

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                                  Tax-Free Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                          $   532,609           $    841,965
Net realized loss                                                 (270,716)              (507,566)
Net change in unrealized gain (loss)                             1,395,744             (1,867,568)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                      1,657,637             (1,533,169)
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                        (42,304)              (178,416)
Adviser Class:
 From net investment income                                       (470,052)              (646,950)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                     (512,356)              (825,366)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                         399,002             28,310,131
 Reinvestment of distributions                                      36,080                177,341
 Cost of shares redeemed                                           (48,390)           (25,636,777)
Adviser Class:
 Proceeds from shares sold                                         496,475             25,973,435
 Reinvestment of distributions                                     466,773                645,691
 Cost of shares redeemed                                        (6,332,319)               (65,624)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                   (4,982,379)            29,404,197
                                                           -------------------  ---------------------
Change in net assets                                            (3,837,098)            27,045,662
Net assets:
Beginning of period                                             27,045,662                      0
                                                           -------------------  ---------------------
End of period                                                  $23,208,564           $ 27,045,662
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $    36,852           $     16,599
                                                           ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  23

Statements of Changes in Net Assets

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                                  The Aetna Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                         $  1,542,821           $  1,981,437
Net realized gain (loss)                                           339,357               (802,729)
Net change in unrealized gain (loss)                             2,765,681             (1,255,675)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                      4,647,859                (76,967)
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                     (1,480,798)              (729,483)
Adviser Class:
 From net investment income                                       (341,514)              (267,325)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                   (1,822,312)              (996,808)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                      12,411,043             50,816,381
 Reinvestment of distributions                                   1,461,252              1,709,717
 Cost of shares redeemed                                       (11,671,405)           (38,967,995)
Adviser Class:
 Proceeds from shares sold                                         404,857             25,942,576
 Reinvestment of distributions                                     301,808                267,247
 Cost of shares redeemed                                       (25,897,563)               (14,313)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                  (22,990,008)            39,753,613
                                                           -------------------  ---------------------
Change in net assets                                           (20,164,461)            38,679,838
Net assets:
Beginning of period                                            102,662,195             63,982,357
                                                           -------------------  ---------------------
End of period                                                 $ 82,497,734           $102,662,195
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                            $    694,142           $    973,633
                                                           ===================  =====================

24  See Notes to Financial Statements.

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                              Growth and Income Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                         $  3,207,277           $  1,391,759
Net realized loss                                                  (64,542)            (1,478,608)
Net change in unrealized gain                                   18,533,979              5,934,488
                                                           -------------------  ---------------------
Net increase in net assets resulting from operations            21,676,714              5,847,639
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                     (2,091,970)              (609,602)
Adviser Class:
 From net investment income                                        (16,183)              (178,540)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                   (2,108,153)              (788,142)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                      62,713,641            283,178,288
 Reinvestment of distributions                                   2,089,674                607,349
 Cost of shares redeemed                                       (59,924,539)           (47,350,637)
Adviser Class:
 Proceeds from shares sold                                         590,670             26,073,067
 Reinvestment of distributions                                           0                178,486
 Cost of shares redeemed                                        (5,157,672)           (20,772,927)
                                                           -------------------  ---------------------
Net increase in net assets from fund share transactions            311,774            241,913,626
                                                           -------------------  ---------------------
Change in net assets                                            19,880,335            246,973,123
Net assets:
Beginning of period                                            307,099,902             60,126,779
                                                           -------------------  ---------------------
End of period                                                 $326,980,237           $307,099,902
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                            $  1,702,741           $    603,617
                                                           ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  25

Statement of Changes in Net Assets

  ------------------------------------------------------- -------------------------------------------
                Aetna Series Fund, Inc.                                   Growth Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                          $    40,091           $   191,217
Net realized loss                                               (1,424,851)               (1,009)
Net change in unrealized gain                                    3,715,023             1,193,732
                                                           -------------------  ---------------------
Net increase in net assets resulting from operations             2,330,263             1,383,940
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                       (234,150)                    0
Adviser Class:
 From net investment income                                         (4,069)                    0
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                     (238,219)                    0
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                       6,518,373            25,821,070
 Reinvestment of distributions                                     234,137                     0
 Cost of shares redeemed                                        (4,032,864)               (6,065)
Adviser Class:
 Proceeds from shares sold                                         533,860               406,304
 Reinvestment of distributions                                       4,068                     0
 Cost of shares redeemed                                           (70,736)                 (252)
                                                           -------------------  ---------------------
Net increase in net assets from fund share transactions          3,186,838            26,221,057
                                                           -------------------  ---------------------
Change in net assets                                             5,278,882            27,604,997
Net assets:
Beginning of period                                             27,604,997                     0
                                                           -------------------  ---------------------
End of period                                                  $32,883,879           $27,604,997
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $     8,925           $   207,053
                                                           ===================  =====================

26  See Notes to Financial Statements.

 ------------------------------------------------------------   -------------------------------
                   Aetna Series Fund, Inc.                         Small Company Growth Fund
                                                                  Six-month
                                                                period ended       Ten-month
                                                                  April 30,      period ended
                                                                    1995          October 31,
                                                                 (Unaudited)         1994
                                                                -------------   ---------------
Operations:
Net investment income (loss)                                     $   (12,580)     $    35,562
Net realized gain (loss)                                             226,995         (964,005)
Net change in unrealized gain                                      2,512,857        1,479,455
                                                                -------------   ---------------
Net increase in net assets resulting from operations               2,727,272          551,012
                                                                -------------   ---------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                          (49,874)               0
                                                                -------------   ---------------
Decrease in net assets from distributions to shareholders            (49,874)               0
                                                                -------------   ---------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                           277,601       25,355,267
 Reinvestment of distributions                                        49,835                0
 Cost of shares redeemed                                             (73,221)         (22,139)
Adviser Class:
 Proceeds from shares sold                                           329,861          199,540
 Cost of shares redeemed                                              (7,957)            (249)
                                                                -------------   ---------------
Net increase in net assets from fund share transactions              576,119       25,532,419
                                                                -------------   ---------------
Change in net assets                                               3,253,517       26,083,431
Net assets:
Beginning of period                                               26,083,431                0
                                                                -------------   ---------------
End of period                                                    $29,336,948      $26,083,431
                                                                =============   ===============
End of period net assets includes undistributed
 (distributions in excess of) net investment income              $   (25,779)     $    36,675
                                                                =============   ===============

                                      Aetna Mutual Funds Semi-Annual Report  27

Statement of Changes in Net Assets

 -------------------------------------------------------------  -------------------------------------------
                   Aetna Series Fund, Inc.                               International Growth Fund
                                                                      Six-month
                                                                    period ended            Ten-month
                                                                   April 30, 1995          period ended
                                                                     (Unaudited)         October 31, 1994
                                                                 -------------------  ---------------------
Operations:
Net investment income (loss)                                        $    (40,135)          $    203,386
Net realized gain                                                        699,696              3,714,070
Net change in unrealized loss                                         (2,741,597)            (2,277,817)
                                                                 -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                           (2,082,036)             1,639,639
                                                                 -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                             (896,398)                     0
 From realized gain on investments                                    (1,520,291)                     0
Adviser Class:
 From net investment income                                             (587,128)                     0
 From realized gain on investments                                    (1,232,388)                     0
                                                                 -------------------  ---------------------
Decrease in net assets from distributions to shareholders             (4,236,205)                     0
                                                                 -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                             3,985,723             17,741,029
 Reinvestment of distributions                                         2,389,683                      0
 Cost of shares redeemed                                              (6,451,707)           (27,138,021)
Adviser Class:
 Proceeds from shares sold                                            22,347,325             26,042,111
 Reinvestment of distributions                                         1,818,810                      0
 Cost of shares redeemed                                             (19,548,452)                (5,489)
                                                                 -------------------  ---------------------
Net increase in net assets from fund share transactions                4,541,382             16,639,630
                                                                 -------------------  ---------------------
Change in net assets                                                  (1,776,859)            18,279,269
Net assets:
Beginning of period                                                   58,126,024             39,846,755
                                                                 -------------------  ---------------------
End of period                                                       $ 56,349,165           $ 58,126,024
                                                                 ===================  =====================
End of period net assets includes undistributed net
 investment income                                                  $    271,497           $  1,795,158
                                                                 ===================  =====================

28  See Notes to Financial Statements.

 -------------------------------------------------------------  -------------------------------------------
                   Aetna Series Fund, Inc.                                   Asian Growth Fund
                                                                      Six-month
                                                                    period ended            Ten-month
                                                                   April 30, 1995          period ended
                                                                     (Unaudited)         October 31, 1994
                                                                 -------------------  ---------------------
Operations:
Net investment income                                                $    70,376           $   142,060
Net realized loss                                                     (2,242,642)             (329,231)
Net change in unrealized gain (loss)                                  (3,069,053)            2,026,393
                                                                 -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                           (5,241,319)            1,839,222
                                                                 -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                              (96,668)                    0
Adviser Class:
 From net investment income                                                 (549)                    0
                                                                 -------------------  ---------------------
Decrease in net assets from distributions to shareholders                (97,217)                    0
                                                                 -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                             1,102,843            27,568,716
 Reinvestment of distributions                                            96,642                     0
 Cost of shares redeemed                                              (2,914,268)              (10,261)
Adviser Class:
 Proceeds from shares sold                                               189,340               303,864
 Reinvestment of distributions                                               548                     0
 Cost of shares redeemed                                                 (17,827)               (1,205)
                                                                 -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                         (1,542,722)           27,861,114
                                                                 -------------------  ---------------------
Change in net assets                                                  (6,881,258)           29,700,336
Net assets:
Beginning of period                                                   29,700,336                     0
                                                                 -------------------  ---------------------
End of period                                                        $22,819,078           $29,700,336
                                                                 ===================  =====================
End of period net assets includes undistributed net
 investment income                                                   $    74,777           $   101,618
                                                                 ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  29

Aetna Series Fund, Inc.
Notes to Financial Statements
April 30, 1995 (Unaudited)

1. Summary of Significant Accounting Policies

Aetna Mutual Funds Semi-Annual ReportAetna Series Fund, Inc. ("Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds ("Funds") each of which has its own investment objectives, policies and restrictions.

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. Each Fund offers two classes of shares, the Select Class and the Adviser Class. The Select Class is offered principally to institutions and is not subject to sales charges or service fees. The Adviser Class is offered primarily to the general public and is subject to deferred sales charges payable upon redemption within four calendar years after the year of purchase. The Adviser Class was made available to the public on April 15, 1994. Additionally, the Adviser Class is subject to a shareholder service fee and an annual Rule 12b-1 distribution plan expense.

The Company offers the following Funds:

 Aetna Money Market Fund     Aetna Growth and Income Fund
Aetna Government Fund        Aetna Growth Fund
Aetna Bond Fund              Aetna Small Company Growth Fund
Aetna Tax-Free Fund          Aetna International Growth Fund
The Aetna Fund               Aetna Asian Growth Fund

Aetna Life Insurance and Annuity Company ("ALIAC") serves as the Investment Adviser and principal underwriter to each Fund. Aeltus Investment Management, Inc. ("Aeltus") is employed as a sub-adviser to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund. Aeltus Investment Management International (F.E.) Limited ("Aeltus Far East") is employed as a sub-adviser to the Asian Growth Fund. Dunedin Fund Managers Ltd. ("Dunedin") is employed as the sub- adviser to the International Growth Fund.

Effective October 31, 1994, the Company changed its fiscal year end from December 31 to October 31.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Valuation of Investments

Except in the Money Market Fund, investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over- the-counter securities, at the mean of the bid and asked prices. Short-term invest-

30 Aetna Mutual Funds Semi-Annual Report ments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors. The Money Market Fund states all investments at amortized cost which approximates market value.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

B. Option Contracts

The Funds may purchase and sell put and call options and write covered call options as a hedge against adverse movements in the value of portfolio holdings.

Option contracts are valued daily, and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded.

The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contract.

C. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds use futures contracts as a hedge

                                      Aetna Mutual Funds Semi-Annual Report  31
against declines in the value of portfolio securities. The Funds may also purchase futures contracts to gain market exposure as it may be more cost effective than purchasing individual securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. For federal tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is included in federal taxable income.

D. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Federal Securities Act of 1933. The Funds may invest up to 15% (10% in the case of the Money Market Fund) of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market

32 Aetna Mutual Funds Semi-Annual Report quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

E. Federal Income Taxes

As a qualified regulated investment company, each Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

F. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

G. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

H. Deferred Organizational Costs

The Company paid organizational expenses in connection with the start-up and initial registration of the Company. These organizational expenses have been capitalized and allocated equally to the Money Market Fund, the Bond Fund, The Aetna Fund, the Growth and Income Fund, and the International Growth Fund. Organizational expenses are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares representing initial capital of each Fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

                                      Aetna Mutual Funds Semi-Annual Report  33

2. Investment Advisory, Management, Shareholder Service and Distribution Fees

The Funds pay the Investment Adviser annual fees expressed as a weighted average percentage of average daily net assets of each Fund. As the Funds' net assets exceed predetermined thresholds, lower advisory fees are applied. Below are the Funds' Investment Adviser fee effective rates as of April 30, 1995:

                        Effective                                   Effective
                           Rate                                       Rate
                        ----------                                 -----------
Money Market Fund          .40%     Growth and Income Fund             .69%
Government Fund            .50%     Growth Fund                        .70%
Bond Fund                  .50%     Small Company Growth Fund          .85%
Tax-Free Fund              .50%     International Growth Fund          .85%
The Aetna Fund             .80%     Asian Growth Fund                 1.00%

The Investment Adviser has entered into sub-advisory agreements with Aeltus, Aeltus Far East, and Dunedin. The sub-advisers supervise the investment and reinvestment of cash and securities and receive the fees from the Investment Adviser based on the average daily net assets of the Funds. The fees range from .20% to .65% depending on the investment objective and the average daily net assets of the Fund.

The Company has entered into an administrative services agreement under which ALIAC acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers. Each Fund pays ALIAC a monthly fee at an annual rate based on average daily net assets of 0.25% on the first $250 million. As each Fund's net assets exceed $250 million, lower fees will apply.

The Funds have adopted a Shareholder Service Plan for the Adviser Class shares. Under the Shareholder Service Plan, ALIAC is paid a service fee at an annual rate of 0.25% (0.10% for the Money Market Fund) of the daily net assets of the Adviser Class of each fund. This fee is used as compensation for expenses incurred in servicing shareholder accounts. For the six-month period ended April 30, 1995, the Funds paid ALIAC $140,286 in service fees.

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan provides for payments to ALIAC at an annual rate 0.50% of the daily net assets of the Adviser Class shares of each Fund, except for the Money Market Fund. Amounts paid by the Funds are used to pay expenses incurred by ALIAC in promoting the sales of the Adviser Class shares. For the six-month period ended April 30, 1995, the Funds paid ALIAC $220,958 in Rule 12b-1 fees. Presently, the Funds class specific expenses are limited to Shareholder Service and Distribution Plan expenses incurred by the Adviser Class shares.

34  Aetna Mutual Funds Semi-Annual Report

3. Reimbursement from Investment Adviser

The Investment Adviser may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements, which may be terminated at any time without notice, will increase a Fund's yield and total return.

4. Purchase and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for all Funds except the Money Market Fund, for the six-month period ended April 30, 1995:

                               Cost of        Proceeds
                              Purchases      from Sales
                             ------------   -------------
Money Market Fund          $2,478,187,764  $2,436,362,170
Government Fund                14,916,797      19,732,665
Bond Fund                      11,464,179      21,591,646
Tax-Free Fund                   2,853,008       7,695,768
The Aetna Fund                 65,877,341      87,561,526
Growth and Income Fund        246,834,842     236,357,842
Growth Fund                    20,850,303      17,872,515
Small Company Growth Fund      17,027,921      16,063,845
International Growth Fund      11,713,302      12,348,716
Asian Growth Fund               7,421,573       7,584,060

5. Options

All Funds except the Money Market Fund may use options. For the six-month period ended April 30, 1995, the following reflects the covered call and put option activity:

                                       The Aetna Fund
                         -----------------------------------------
                            Number of     Deferred
                           Call Option     Premium      Realized
                            Contracts     Received    Gain (Loss)
                         --------------    --------   -------------
Outstanding October 31         --         $     --        $--
Written                        400          47,340         --
Cancelled                      --            --            --
Exercised                     (200)        (18,000)        --
Expired                        --            --            --
                         --------------    --------   -------------
Outstanding April 30           200        $ 29,340         $0
                         ==============    ========   =============

                                      Aetna Mutual Funds Semi-Annual Report  35

                                          Growth Fund
                         --------------------------------------------
                            Number of      Deferred
                           Call Option     Premium        Realized
                            Contracts      Received     Gain (Loss)
                         --------------    ---------   ---------------
Outstanding October 31          595       $ 228,645         $--
Written                       1,030         523,205          --
Cancelled                    (1,410)       (647,998)      (701,657)
Exercised                      --             --             --
Expired                        (155)        (78,533)        78,533
                         --------------    ---------   ---------------
Outstanding April 30             60       $  25,319      $(623,124)
                         ==============    =========   ===============

                                          Growth Fund
                          --------------------------------------------
                            Number of      Deferred
                           Put Option      Premium        Realized
                            Contracts      Received     Gain (Loss)
                          --------------   ---------   ---------------
Outstanding October 31         325        $ 306,600         $--
Written                        200          233,100          --
Cancelled                     (325)        (306,600)       51,312
Exercised                      --             --             --
Expired                        --             --             --
                          --------------   ---------   ---------------
Outstanding April 30           200        $ 233,100       $51,312
                          ==============   =========   ===============

6. Capital Loss Carryforwards

At April 30, 1995, for federal income tax purposes the Funds had the following capital loss carryforwards:

                         Capital Loss     Year of
Fund                     Carryforward   Expiration
 ---------------------   ------------   -----------
Government Fund            $ 271,000       2002
 ---------------------   ------------   -----------
Bond Fund                   129,000        2001
                            835,000        2002
 ---------------------   ------------   -----------
Tax-Free Fund               508,000        2002
 ---------------------   ------------   -----------
Aetna Fund                  435,000        2001
                            992,000        2002
 ---------------------   ------------   -----------
Growth and Income            55,000        2000
 Fund                       621,000        2001
                            965,000        2002
 ---------------------   ------------   -----------
Small Company Fund          832,000        2002
 ---------------------   ------------   -----------
Asian Growth Fund           289,000        2002

The Board of Directors will not distribute any realized gains until the capital loss carry forwards have been offset or expire.

36  Aetna Mutual Funds Semi-Annual Report

7. Forward Foreign Currency Exchange Contracts

At April 30, 1995, the Growth and Income Fund and the International Growth Fund had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized losses of $228,795 and $1,320,319, respectively, on these contracts are included in the accompanying financial statements. The terms of the open contracts are as follows:

Growth and Income Fund:

                                       U.S. $ Value                                U.S. $ Value
 Exchange       Currency to be             as of            Currency to be            as of
   Date            Delivered          April 30, 1995           Received           April 30, 1995
 ---------   ---------------------  ------------------   --------------------  -------------------
6/07/95            6,100,000                                   600,187
               Austrian Shilling        $  628,233           U.S. Dollar            $  600,187
 ---------   ---------------------  ------------------   --------------------  -------------------
6/13/95            2,160,000                                   220,899
               Austrian Shilling           222,509           U.S. Dollar               220,899
 ---------   ---------------------  ------------------   --------------------  -------------------
6/21/95            2,510,000                                   575,307
                Finnish Markka             590,019           U.S. Dollar               575,307
 ---------   ---------------------  ------------------   --------------------  -------------------
5/10/95             525,936                                    326,000
                  U.S. Dollar              525,936          British Pound              526,190
 ---------   ---------------------  ------------------   --------------------  -------------------
6/21/95            1,385,000                                  2,203,448
                 British Pound           2,226,443           U.S. Dollar             2,203,448
 ---------   ---------------------  ------------------   --------------------  -------------------
9/13/95           155,300,000                                 1,826,470
                 Japanese Yen            1,883,229           U.S. Dollar             1,826,470
 ---------   ---------------------  ------------------   --------------------  -------------------
9/13/95             919,610                                   75,500,000
                  U.S. Dollar              919,610           Japanese Yen              915,543
 ---------   ---------------------  ------------------   --------------------  -------------------
9/18/95           63,000,000                                   713,517
                 Japanese Yen              764,492           U.S. Dollar               713,517
 ---------   ---------------------  ------------------   --------------------  -------------------
6/16/95            1,045,000                                   663,731
                 Dutch Guilder             675,979           U.S. Dollar               663,731
 ---------   ---------------------  ------------------   --------------------  -------------------
5/24/95            5,152,000                                   797,424
                Norwegian Krone            829,052           U.S. Dollar               797,424
 ---------   ---------------------  ------------------   --------------------  -------------------
4/28/95             23,680                                      33,000
                  U.S. Dollar               23,680         Singapore Dollar             23,693
 ---------   ---------------------  ------------------   --------------------  -------------------
6/28/95             470,000                                    333,759
               Singapore Dollar            339,781           U.S. Dollar               333,759
                                    ------------------                         -------------------
                                        $9,628,963                                  $9,400,168
                                    ==================                         ===================

                                      Aetna Mutual Funds Semi-Annual Report  37

International Growth Fund:

                                     U.S. $ Value                             U.S. $ Value
 Exchange      Currency to be           as of           Currency to be           as of
   Date           Delivered         April 30, 1995         Received          April 30, 1995
 ----------  ------------------  ------------------   ------------------  -------------------
11/16/95         778,426,000          $9,520,319         8,200,000            $8,200,000
                                 ==================                       ===================
                Japanese Yen                             U.S. Dollar

8. Authorized Capital Shares and Capital Share Transactions

The Funds are authorized to issue a total of 4.0 billion shares. Of those 4.0 billion shares, 3.8 billion have been designated to the Funds as follows: All of the Funds, except Money Market, have been allocated 100 million shares each of Select and Adviser Class shares. Money Market has been allocated one billion shares each of Select and Adviser Class shares. Share transactions for each Fund were as follows:

                     --------------------------------------------------------------------------------
                                                     Money Market Fund
                                      Select                                   Adviser
                           For the             For the              For the              For the
                          Six-Month           Ten-Month            Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                     ------------------   ------------------  ------------------   -------------------
Shares sold               99,365,093          184,288,133          44,702,797          49,918,644
Shares issued upon
 reinvestment              4,296,792            4,313,330           1,683,600             788,233
Shares redeemed          (80,628,602)        (134,729,463)        (21,037,486)         (3,356,170)
                     ------------------   ------------------  ------------------   -------------------
Net increase              23,033,283           53,872,000          25,348,911          47,350,507
                     ==================   ==================  ==================   ===================

                     --------------------------------------------------------------------------------
                                                      Government Fund
                                      Select                                   Adviser
                           For the             For the              For the              For the
                          Six-Month           Ten-Month            Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                     ------------------   ------------------  ------------------   -------------------
Shares sold                  309,636          2,647,126              20,802              17,344
Shares issued upon
 reinvestment                 70,673            126,976                 569                 162
Shares redeemed           (1,163,972)               (95)            (10,746)             (1,503)
                     ------------------   ------------------  ------------------   -------------------
Net increase
 (decrease)                 (783,663)         2,774,007              10,625              16,003
                     ==================   ==================  ==================   ===================

38  Aetna Mutual Funds Semi-Annual Report

                      --------------------------------------------------------------------------------
                                                         Bond Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 516,200            1,375,291               5,330            2,577,890
Shares issued upon
 reinvestment                88,033              161,898              61,077               73,112
Shares redeemed            (393,999)          (3,169,473)         (1,257,722)                 (24)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                 210,234           (1,632,284)         (1,191,315)           2,650,978
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                       Tax-Free Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 42,809             2,896,031             53,823             2,770,659
Shares issued upon
 reinvestment                3,890                19,126             50,914                87,705
Shares redeemed             (5,102)           (2,752,116)          (693,330)               (7,297)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                 41,597               163,041           (588,593)            2,851,067
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                       The Aetna Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                1,176,159           4,761,580              38,552            2,469,921
Shares issued upon
 reinvestment                141,173             166,181              29,159               16,842
Shares redeemed           (1,108,945)         (3,684,549)         (2,479,120)              (1,366)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                  208,387           1,243,212          (2,411,409)           2,485,397
                      ==================  ==================  ==================   ===================

                                      Aetna Mutual Funds Semi-Annual Report  39

                      --------------------------------------------------------------------------------
                                                   Growth and Income Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                5,706,979          26,001,787             52,969             2,425,064
Shares issued upon
 reinvestment                194,086              57,454                  0                16,760
Shares redeemed           (5,408,972)         (4,378,789)          (472,237)           (1,923,626)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                  492,093          21,680,452           (419,268)              518,198
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                        Growth Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 608,464            2,522,145            49,947               38,832
Shares issued upon
 reinvestment                22,557                    0               393                    0
Shares redeemed            (377,551)                (566)           (6,700)                 (24)
                      ------------------  ------------------  ------------------   -------------------
Net increase                253,470            2,521,579            43,640               38,808
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                 Small Company Growth Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 26,486             2,492,687            32,111               19,811
Shares issued upon
 reinvestment                4,983                     0                 0                    0
Shares redeemed             (6,759)               (2,143)             (757)                 (24)
                      ------------------  ------------------  ------------------   -------------------
Net increase                24,710             2,490,544            31,354               19,787
                      ==================  ==================  ==================   ===================

40  Aetna Mutual Funds Semi-Annual Report

                      --------------------------------------------------------------------------------
                                                 International Growth Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 381,446            1,569,806           2,257,005            2,315,445
Shares issued upon
 reinvestment               232,686                    0             177,272                    0
Shares redeemed            (651,436)          (2,413,248)         (1,975,369)                (485)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                 (37,304)            (843,442)            458,908            2,314,960
                      ==================  ==================  ==================   ===================

                     --------------------------------------------------------------------------------
                                                     Asian Growth Fund
                                      Select                                   Adviser
                           For the             For the              For the              For the
                          Six-Month           Ten-Month            Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                     ------------------   ------------------  ------------------   -------------------
Shares sold                 138,674           3,099,129             22,675               33,362
Shares issued upon
 reinvestment                11,728                   0                 67                    0
Shares redeemed            (374,383)             (1,103)            (2,214)                (132)
                     ------------------   ------------------  ------------------   -------------------
Net increase
 (decrease)                (223,981)          3,098,026             20,528               33,230
                     ==================   ==================  ==================   ===================

                                      Aetna Mutual Funds Semi-Annual Report  41

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                            -------------------------------------------------------------------------------
                                                           Money Market Fund
                                                Select Class                            Adviser Class
                            Six-month                                               Six-month     Period
                              period      Ten-month                                  period        from
                              ended        period         Year          Year          ended      Apr. 15,
                             Apr. 30,       ended         ended         ended       Apr. 30,       1994-
                               1995       Oct. 31,      Dec. 31,      Dec. 31,        1995       Oct. 31,
                           (Unaudited)      1994          1993          1992       (Unaudited)     1994
                            ----------   -----------   -----------    -----------   ----------  -----------
Net asset value,
  beginning of period        $   1.00         1.00          1.00         1.00          1.00         1.00
                            ----------   -----------   -----------    -----------   ----------  -----------
Income from
investment operations:
Net investment income             .03          .03           .03          .04           .03          .03
Less distributions:
From net investment
 income                          (.03)        (.03)         (.03)        (.04)         (.03)        (.03)
                            ----------   -----------   -----------    -----------   ----------  -----------
Net asset value, end
  of period                  $   1.00         1.00          1.00         1.00          1.00         1.00
                            ==========   ===========   ===========    ===========   ==========  ===========

Total return                     2.86%        3.33%         3.29%        3.98%         2.86%        2.41%
Net assets, end of
  period (000's)             $184,790      161,756       107,844       36,522        72,699       47,350
Ratio of total expenses
  to average net assets*         0.25%        0.21%         0.00%        0.00%         0.25%        0.21%
Ratio of net investment
  income to average net
  assets*                        5.77%        4.05%         3.33%        3.93%         5.66%        4.27%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                    0.86%        0.85%         0.95%        1.04%         0.86%        0.92%
Ratio of net investment
  income before
  reimbursement and
  waiver to average net
  assets*                        5.16%        3.38%         2.38%        2.87%         5.05%        3.67%
Portfolio turnover rate          N/A          N/A           N/A          N/A           N/A          N/A
* Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


42  See Notes to Financial Statements.

                                   ------------------------------------------------------------------------------
                                                                  Government Fund
                                                 Select Class                            Adviser Class
                                      Six-month            Ten-month             Six-month
                                     period ended         period ended         period ended        Period from
                                    April 30, 1995        October 31,         April 30, 1995     April 15, 1994-
                                     (Unaudited)              1994              (Unaudited)     October 31, 1994
                                  ----------------    ---------------------  ----------------   -----------------
Net asset value, beginning of
 period                                $  9.41                10.00                 9.41               9.67
                                  ----------------    ---------------------  ----------------   -----------------
Income from
  investment operations:
Net investment income                      .32                  .40                  .27                .24
Net realized and change in
 unrealized gain (loss)                    .26                 (.63)                 .25               (.24)
                                  ----------------    ---------------------  ----------------   -----------------
 Total                                     .58                 (.23)                 .52                .00
Less distributions:
From net investment income                (.32)                (.36)                (.28)              (.26)
                                  ----------------    ---------------------  ----------------   -----------------
Net asset value, end of period         $  9.67                 9.41                 9.65               9.41
                                  ================    =====================  ================   =================

Total return                              6.23%               (2.37)%               5.66%             (0.06)%
Net assets, end of period
 (000's)                               $19,240               26,110                  257                151
Ratio of total expenses to
 average net assets*                      0.70%                0.41 %               1.59%              1.28%
Ratio of net investment income
 to  average net assets*                  6.83%                5.29 %               6.07%              4.68%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                     1.14%                1.16 %               2.04%              2.11%
Ratio of net investment income
 before reimbursement and
 waiver to average net assets*            6.38%                4.54 %               5.62%              3.85%
Portfolio turnover rate                  75.52%               43.63 %              75.52%             43.63%

                                      Aetna Mutual Funds Semi-Annual Report  43

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                             ------------------------------------------------------------------------------------
                                                                  Bond Fund
                                                  Select Class                               Adviser Class
                              Six-month                                                 Six-month       Period
                                period       Ten-month                                   period          from
                                ended         period         Year          Year           ended        Apr. 15,
                               Apr. 30,        ended         ended         ended        Apr. 30,        1994-
                                 1995        Oct. 31,      Dec. 31,      Dec. 31,         1995         Oct. 31,
                             (Unaudited)       1994          1993          1992        (Unaudited)       1994
                             ------------   ------------   ----------   ------------   ------------   -----------
Net asset value,
  beginning of period          $  9.58         10.37          9.99         10.00           9.58           9.92
Income from
investment operations:
Net investment income              .33           .52           .55           .53            .28            .28
Net realized and change
 in unrealized gain
 (loss)                            .20          (.86)          .45           .16            .21           (.35)
                             ------------   ------------   ----------   ------------   ------------   -----------
 Total                             .53          (.34)         1.00           .69            .49           (.07)
Less distributions:
From net investment
 income                           (.31)         (.45)         (.55)         (.53)          (.28)          (.27)
In excess of net
 investment income                 .00           .00          (.07)         (.17)           .00            .00
                             ------------   ------------   ----------   ------------   ------------   -----------
Net asset value, end of
  period                       $  9.80          9.58         10.37          9.99           9.79           9.58
                             ============   ============   ==========   ============   ============   ===========

Total return                      5.62%        (3.31)%       10.20%         7.23%          5.19%         (0.68)%
Net assets, end of
  period (000's)               $30,282        27,584        46,788        37,209         14,297         25,405
Ratio of total expenses
 to  average net assets*          0.75%         0.76 %        0.47%         0.05%          1.50%          1.49 %
Ratio of net investment
  income to average net
  assets*                         6.89%         6.29 %        5.34%         5.44%          6.07%          5.36 %
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                     1.04%         1.06 %        1.01%         1.10%          1.79%          1.81 %
Ratio of net investment
  income before
  reimbursement and
  waiver to average net
  assets*                         6.60%         5.98 %        4.80%         4.39%          5.78%          5.04 %
Portfolio turnover rate          25.30%        51.80 %       50.01%        57.05%         25.30%         51.80 %

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


44  See Notes to Financial Statements.

                                     ----------------------------------------------------------------------------
                                                                    Tax-Free Fund
                                                 Select Class                           Adviser Class
                                        Six-month           Ten-month           Six-month
                                       period ended        period ended       period ended        Period from
                                      April 30, 1995       October 31,       April 30, 1995     April 15, 1994-
                                       (Unaudited)             1994            (Unaudited)      October 31, 1994
                                    -----------------   ------------------  ----------------   ------------------
Net asset value, beginning of
 period                                   $ 8.98              10.00                8.97                9.32
                                    -----------------   ------------------  ----------------   ------------------
Income from
investment operations:
Net investment income                        .23                .38                 .20                 .21
Net realized and change in
 unrealized gain (loss)                      .44              (1.07)                .43                (.33)
                                    -----------------   ------------------  ----------------   ------------------
 Total                                       .67               (.69)                .63                (.12)
Less distributions:
From net investment income                  (.24)              (.33)               (.19)               (.23)
                                    -----------------   ------------------  ----------------   ------------------
Net asset value, end of period            $ 9.41               8.98                9.41                8.97
                                    =================   ==================  ================   ==================

Total return                                7.50%             (6.95)%              7.11%              (1.32)%
Net assets, end of period (000's)         $1,926              1,465              21,283              25,581
Ratio of total expenses to average
  net assets*                               0.85%              0.30 %              1.60%               1.27 %
Ratio of net investment income to
  average net assets*                       5.04%              4.85 %              4.29%               4.20 %
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                       1.10%              1.20 %              1.85%               1.87 %
Ratio of net investment income
 before  reimbursement and waiver
 to average  net assets*                    4.79%              3.94 %              4.04%               3.60 %
Portfolio turnover rate                    12.36%             29.14 %             12.36%              29.14 %

                                      Aetna Mutual Funds Semi-Annual Report  45

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                             -----------------------------------------------------------------------------------
                                                               The Aetna Fund
                                                  Select Class                              Adviser Class
                              Six-month                                                Six-month       Period
                                period       Ten-month                                   period         from
                                ended         period         Year          Year          ended        Apr. 15,
                               Apr. 30,        ended         ended         ended        Apr. 30,        1994-
                                 1995        Oct. 31,      Dec. 31,      Dec. 31,         1995        Oct. 31,
                             (Unaudited)       1994          1993          1992       (Unaudited)       1994
                             ------------   -----------   -----------   -----------    ------------  -----------
Net asset value,
  beginning of period          $ 10.65         10.82         10.18         10.00         10.62          10.54
                             ------------   -----------   -----------   -----------    ------------  -----------
Income from
investment operations:
Net investment income              .18           .23           .34           .43           .12            .19
Net realized and change
 in unrealized gain
 (loss)                            .46          (.28)          .64           .24           .45            .00
                             ------------   -----------   -----------   -----------    ------------  -----------
 Total                             .64          (.05)          .98           .67           .57            .19
Less distributions:
From net investment
 income                           (.20)         (.12)         (.30)         (.39)         (.14)          (.11)
In excess of net
 investment income                 .00           .00          (.01)         (.10)          .00            .00
Return of capital
 distribution                      .00           .00          (.03)          .00           .00            .00
                             ------------   -----------   -----------   -----------    ------------  -----------
Net asset value, end of
  period                       $ 11.09         10.65         10.82         10.18         11.05          10.62
                             ============   ===========   ===========   ===========    ============  ===========

Total return                      6.12%        (0.42)%        9.84%         6.64%         5.41%          1.84%
Net assets, end of
  period (000's)               $81,680        76,267        63,982        37,726           818         26,396
Ratio of total expenses
 to  average net assets*          1.25%         1.09 %        0.93%         0.07%         2.04%          1.87%
Ratio of net investment
  income to average net
  assets*                         3.51%         2.65 %        3.21%         4.31%         2.65%          1.90%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                     1.28%         1.32 %        1.34%         1.47%         2.07%          2.06%
Ratio of net investment
  income before
  reimbursement and
  waiver to average net
  assets*                         3.49%         2.42 %        2.79%         2.91%         2.62%          1.67%
Portfolio turnover rate          76.37%        86.10 %       19.95%        13.35%        76.37%         86.10%

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


46  See Notes to Financial Statements.

                             -------------------------------------------------------------------------------
                                                         Growth and Income Fund
                                                 Select Class                            Adviser Class
                             Six-month                                               Six-month     Period
                               period      Ten-month                                  period        from
                               ended        period         Year           Year         ended      Apr. 15,
                              Apr. 30,       ended         ended         ended       Apr. 30,       1994-
                                1995       Oct. 31,      Dec. 31,       Dec. 31,       1995       Oct. 31,
                            (Unaudited)      1994          1993           1992      (Unaudited)     1994
                             ----------   -----------   -----------    -----------   ----------  -----------
Net asset value,
  beginning of period         $  11.11        11.03        10.51          10.00        11.08        10.75
                             ----------   -----------   -----------    -----------   ----------  -----------
Income from
investment operations:
Net investment income              .11          .12          .19            .26          .07          .11
Net realized and change
 in unrealized gain                .64          .04          .50            .51          .66          .30
                             ----------   -----------   -----------    -----------   ----------  -----------
 Total                             .75          .16          .69            .77          .73          .41
Less distributions:
From net investment
 income                           (.07)        (.08)        (.16)          (.26)        (.03)        (.08)
Return of capital
 distribution                      .00          .00         (.01)           .00          .00          .00
                             ----------   -----------   -----------    -----------   ----------  -----------
Net asset value, end of
  period                      $  11.79        11.11        11.03          10.51        11.78        11.08
                             ==========   ===========   ===========    ===========   ==========  ===========
Total return                      6.90%        1.40%        6.58%          7.81%        6.71%        3.71%
Net assets, end of period
  (000's)                     $325,815      301,360       60,127         31,473        1,166        5,740
Ratio of total expenses
 to  average net assets*          1.01%        0.92%        1.13%          0.33%        1.77%        2.32%
Ratio of net investment
  income to average net
  assets*                         2.03%        1.51%        1.77%          2.83%        1.40%        1.74%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                     1.01%        1.03%        1.27%          1.72%        1.77%        2.42%
Ratio of net investment
  income before reim-
  bursement and waiver to
  average net assets*             2.03%        1.39%        1.55%          1.44%        1.40%        1.65%
Portfolio turnover rate          78.63%       54.13%       23.60%         14.44%       78.63%       54.13%

                                      Aetna Mutual Funds Semi-Annual Report  47

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                                         -------------------------------------------------------------------------
                                                                        Growth Fund
                                                    Select Class                         Adviser Class
                                            Six-month         Ten-month          Six-month          Period from
                                          period ended       period ended       period ended      April 15, 1994-
                                         April 30, 1995      October 31,       April 30, 1995       October 31,
                                           (Unaudited)           1994           (Unaudited)            1994
                                        ----------------   ----------------  -----------------   -----------------
Net asset value, beginning of period         $ 10.78             10.00             10.74               10.26
                                        ----------------   ----------------  -----------------   -----------------
Income from
investment operations:
Net investment income (loss)                     .02               .09              (.03)               (.02)
Net realized and change in unrealized
 gain                                            .80               .69               .81                 .50
                                        ----------------   ----------------  -----------------   -----------------
 Total                                           .82               .78               .78                 .48
Less distributions:
From net investment income                      (.09)              .00              (.07)                .00
                                        ----------------   ----------------  -----------------   -----------------
Net asset value, end of period               $ 11.51             10.78             11.45               10.74
                                        ================   ================  =================   =================
Total return                                    7.83%             7.70%             7.43 %              4.58 %
Net assets, end of period (000's)            $31,940            27,188               944                 417
Ratio of total expenses to average
 net  assets*                                   1.20%             0.92 %            1.97 %              1.72 %
Ratio of net investment income to
  average net assets*                           0.30%             1.10%            (0.51)%             (0.25)%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                           1.25%             1.42%             2.02 %              2.17 %
Ratio of net investment income before
  reimbursement and waiver to average
  net assets*                                   0.24%             0.60%            (0.57)%             (0.71)%
Portfolio turnover rate                        63.90%           120.32%            63.90 %            120.32 %

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


48  See Notes to Financial Statements.

                                         ------------------------------------------------------------------------
                                                                Small Company Growth Fund
                                                    Select Class                         Adviser Class
                                            Six-month         Ten-month          Six-month         Period from
                                          period ended       period ended      period ended      April 15, 1994-
                                         April 30, 1995      October 31,      April 30, 1995       October 31,
                                           (Unaudited)           1994           (Unaudited)           1994
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, beginning of period         $ 10.39             10.00             10.35              10.24
                                        ----------------   ----------------  ----------------   -----------------
Income from
investment operations:
Net investment income (loss)                     .00               .02              (.05)              (.04)
Net realized and change in unrealized
 gain                                           1.06               .37              1.06                .15
                                        ----------------   ----------------  ----------------   -----------------
  Total                                         1.06               .39              1.01                .11
Less distributions:
From net investment income                      (.02)              .00               .00                .00
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, end of period               $ 11.43             10.39             11.36              10.35
                                        ================   ================  ================   =================
Total return                                   10.23%             3.90%             9.86%              0.98%
Net assets, end of period (000's)            $28,756            25,879               581                205
Ratio of total expenses to average
 net  assets*                                   1.40%             1.15 %            2.14%              1.78%
Ratio of net investment income to
  average net assets*                          (0.08)%            0.21%            (0.87)%            (0.72)%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                           1.44%             1.58%             2.18%              2.14%
Ratio of net investment income before
  reimbursement and waiver to average
  net assets*                                  (0.13)%           (0.22)%           (0.92)%            (1.07)%
Portfolio turnover rate                        64.45%           116.28%            64.45%            116.28%

                                      Aetna Mutual Funds Semi-Annual Report  49

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                            -----------------------------------------------------------------------------------
                                                        International Growth Fund
                                                 Select Class                              Adviser Class
                             Six-month                                                Six-month
                               period       Ten-month                                  period        Period
                               ended         period         Year          Year          ended         from
                              Apr. 30,        ended         ended         ended       Apr. 30,      Apr. 15,
                                1995        Oct. 31,      Dec. 31,      Dec. 31,        1995          1994-
                            (Unaudited)       1994          1993          1992       (Unaudited)  Oct. 31, 1994
                            ------------   -----------   -----------   -----------    ----------  -------------
Net asset value,
  beginning of period         $ 11.56         11.17          8.88         10.00         11.51         11.24
                            ------------   -----------   -----------   -----------    ----------  -------------
Income from
investment operations:
Net investment income
  (loss)                          .01           .06           .05           .06          (.03)          .01
Net realized and change
 in unrealized gain
 (loss)                          (.39)          .33          2.65         (1.15)         (.39)          .26
                            ------------   -----------   -----------   -----------    ----------  -------------
 Total                           (.38)          .39          2.70         (1.09)         (.42)          .27
Less distributions:
From net investment
 income                          (.31)          .00          (.05)         (.03)         (.25)          .00
In excess of net
 investment income                .00           .00          (.34)          .00           .00           .00
From realized gain               (.53)          .00          (.02)          .00          (.53)          .00
                            ------------   -----------   -----------   -----------    ----------  -------------
Net asset value, end of
  period                      $ 10.34         11.56         11.17          8.88         10.31         11.51
                            ============   ===========   ===========   ===========    ==========  =============
Total return                    (3.22)%        3.49%        30.37%       (10.84)%       (3.59)%        2.40%
Net assets, end of
 period  (000's)              $27,759        31,479        39,847        26,640        28,590        26,647
Ratio of total expenses
  to average net assets*         1.55%         1.66%         1.48%         0.50%         2.29%         2.27%
Ratio of net investment
  income to average net
  assets*                        0.16%         0.71%         0.50%         1.36%        (0.48)%        0.17%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                    1.63%         1.80%         1.77%         2.98%         2.30%         2.41%
Ratio of net investment
  income before reim-
  bursement and waiver
 to  average net assets*         0.08%         0.57%         0.20%        (1.12)%       (0.56)%        0.02%
Portfolio turnover rate         21.51%        81.67%       110.38%        81.74%        21.51%        81.67%

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


50  See Notes to Financial Statements.

                                         ------------------------------------------------------------------------
                                                                    Asian Growth Fund
                                                    Select Class                         Adviser Class
                                            Six-month         Ten-month          Six-month         Period from
                                          period ended       period ended      period ended      April 15, 1994-
                                         April 30, 1995      October 31,      April 30, 1995       October 31,
                                           (Unaudited)           1994           (Unaudited)           1994
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, beginning of period         $  9.49             10.00              9.46               8.56
                                        ----------------   ----------------  ----------------   -----------------
Income from
investment operations:
Net investment income (loss)                     .02               .05               .00               (.01)
Net realized and change in unrealized
 gain (loss)                                   (1.69)             (.56)            (1.67)               .91
                                        ----------------   ----------------  ----------------   -----------------
 Total                                         (1.67)             (.51)            (1.67)               .90
Less distributions:
From net investment income                      (.03)              .00              (.01)               .00
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, end of period               $  7.79              9.49              7.78               9.46
                                        ================   ================  ================   =================
Total return                                  (17.61)%           (5.10)%          (17.63)%            10.51 %
Net assets, end of period (000's)            $22,401            29,386               418                314
Ratio of total expenses to average
 net  assets*                                   1.55 %            1.25 %            2.82 %             1.42 %
Ratio of net investment income to
  average net assets*                           0.56 %            0.71 %           (0.08)%            (0.24)%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                           2.14 %            1.81 %            2.90 %             1.73 %
Ratio of net investment income before
  reimbursement and waiver to average
  net assets*                                  (0.02)%            0.15 %           (0.69)%            (0.55)%
Portfolio turnover rate                        29.97 %           65.50 %           29.97 %            65.50 %

                                      Aetna Mutual Funds Semi-Annual Report  51

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Government and Agency Obligations (3.50%)
Federal National Mortgage Association 4.84%, 02/18/97                  $ 4,000,000    $  4,005,997
Student Loan Marketing Association, FRN, 5.20%, 12/01/97                 5,000,000       5,004,466
                                                                                      -------------
Total Government & Agency Obligations (cost $9,010,463)                               $  9,010,463
                                                                                      -------------
Corporate & Foreign Obligations (94.51%)
Foreign & Supranational Obligations (7.56%)
Australian Wheat Board, MTN, 5.53%, 07/24/95                             3,000,000       2,999,032
Nordbanken N.A., Comm. Paper 6.10%, 06/02/95                             5,000,000       4,972,889
Province of British Columbia, Comm. Paper 6.05%, 06/13/95                1,000,000         992,774
Province of British Columbia, Comm. Paper 6.10%, 08/09/95                  500,000         491,528
Svenska Handelsbanken, Inc., FRCD 4.00%, 05/19/95                        5,000,000       5,000,000
Svenska Handelsbanken, Inc., FRCD 5.64%, 05/23/95                        5,000,000       5,000,018
                                                                                      -------------
Total Foreign & Supranational Obligations                                             $ 19,456,241
                                                                                      -------------
Corporate Obligations (86.96%)
Aerospace & Aircraft (0.78%)
Lockheed Corp., MTN, 4.013%, 05/11/95                                  $ 2,000,000    $  2,000,155
                                                                                      -------------
Asset-Backed Securities (4.35%)
Carco Auto Loan Trust 1993-2, Corp. Note 3.225%, 11/15/98                4,500,000       4,500,000
Olympic Automobile Receivables, Corp. Note 5.56%, 09/15/95               1,697,721       1,697,721
Money Market Credit Card Trust 1989-1, Corp. Note 3.26%, 06/10/96          181,818         181,818
Money Market Credit Card Trust 1989-1, Corp. Note 3.40%, 06/10/96          272,727         272,461
Money Market Credit Card Trust 1989-1, Corp. Note 3.50%, 06/10/96          545,454         545,454
Sheffield Receivables Corp., Comm. Paper 6.15%, 05/02/95                 4,000,000       3,999,317
                                                                                      -------------
                                                                                        11,196,771
                                                                                      -------------
Autos & Auto Equipment (9.16%)
Cooper Industries, Inc., Comm. Paper, 6.00%, 05/01/95                   11,728,000      11,728,000
Hertz Corporation, Comm. Paper, 6.06%, 05/23/95                          4,000,000       3,985,187
Hertz Corporation, Comm. Paper, 6.10%, 08/23/95                          3,000,000       2,942,050

See Notes to Financial Statements.

52  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Hertz Corporation, Comm. Paper 6.10%, 07/25/95                         $ 5,000,000    $  4,927,986
                                                                                      -------------
                                                                                        23,583,223
                                                                                      -------------
Banks (6.02%)
First Fidelity Bank, N.A., Corp. Note, 9.75%, 05/25/95                   5,000,000       5,011,928
First National Bank, Boston, Corp. Note, 6.33%, 09/27/95                10,500,000      10,501,418
                                                                                      -------------
                                                                                        15,513,346
                                                                                      -------------
Chemicals (4.26%)
Monsanto Co., Comm. Paper, 6.15%, 05/01/95                               3,000,000       3,000,000
Monsanto Co., Comm. Paper, 6.15%, 05/03/95                               3,000,000       2,998,975
Monsanto Co., Comm. Paper, 6.05%, 06/07/95                               5,000,000       4,968,910
                                                                                      -------------
                                                                                        10,967,885
                                                                                      -------------
Computer & Office Equipment (1.79%)
Xerox Mexicana S.A. de C.V., Comm. Paper, 6.03%, 05/04/95                4,600,000       4,597,689
                                                                                      -------------
Diversified (8.40%)
General American Transportation Corp., Comm. Paper, 6.20%, 05/31/95      1,600,000       1,591,733
General American Transportation Corp., Comm. Paper, 6.26%, 05/15/95    $   800,000    $    798,052
Honeywell, Inc., Comm. Paper, 6.10%, 05/30/95                            2,300,000       2,288,698
Honeywell, Inc., Comm. Paper, 6.25%, 08/21/95                            1,000,000         980,556
ITT Corp., Comm. Paper, 6.05%, 05/02/95                                  9,500,000       9,498,403
Whirlpool Corp., Comm. Paper, 6.10%, 10/23/95                            3,000,000       2,911,042
Whirlpool Corp., Comm. Paper, 6.05%, 06/15/95                            3,600,000       3,572,775
                                                                                      -------------
                                                                                        21,641,259
                                                                                      -------------
Finance (51.52%)
American Express Credit Corp., Comm. Paper, 6.05%, 05/08/95              4,000,000       3,995,293
American Express Credit Corp., Comm. Paper, 6.08%, 09/11/95              4,000,000       3,910,150
American Express Credit Corp., Comm. Paper, 6.10%, 08/15/95              3,500,000       3,437,136
American Honda Finance Corp., Comm. Paper, 6.14%, 06/14/95               3,080,000       3,056,886
American Honda Finance Corp., Comm. Paper, 6.20%, 09/12/95               1,000,000         976,922

                                      Aetna Mutual Funds Semi-Annual Report  53

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
American Honda Finance Corp., Comm. Paper, 6.20%, 09/15/95              $  917,000    $   895,364
AVCO Financial Services, MTN, 3.62%, 06/02/95                            4,000,000      4,000,000
Beneficial Corp., Comm. Paper, 4.20%, 06/09/95                           5,000,000      5,000,000
Beneficial Corp., MTN, 9.35%, 07/05/95                                     700,000        703,565
Beneficial Corp., MTN, 6.13%, 06/12/95                                   4,000,000      3,971,393
Bridgestone/Firestone Master Trust, Inc., Comm. Paper, 6.12%,
 05/23/95                                                                3,748,000      3,748,000
Caterpillar Financial Services Corp., MTN, 6.86%, 08/10/95               1,460,000      1,461,699
Caterpillar Financial Services Corp., Comm. Paper, 6.10%, 05/03/95       1,529,000      1,528,482
Chrysler Financial Corp., Corp. Note, 6.10%, 05/30/95                    3,000,000      2,985,258
Chrysler Financial Corp., Corp. Note, 6.13%, 07/05/95                    3,000,000      2,966,796
Chrysler Financial Corp., MTN, 6.958%, 07/18/95                          3,000,000      3,004,218
CIESCO, L.P., Comm. Paper, 6.08%, 05/11/95                               4,000,000      3,993,244
CIESCO, L.P., Comm. Paper, 6.30%, 08/16/95                              $3,800,000    $ 3,728,845
Dana Credit Corp., Comm. Paper, 6.563%, 10/26/95                         2,300,000      2,302,141
Dean Witter, Discover 95, Corp. Note, 6.415%, 12/15/95                   7,000,000      7,006,495
J. Deere Capital Corp., MTN, 6.125%, 03/11/96                            8,250,000      8,250,000
Discover Credit Corp., MTN, 6.165%, 07/24/95                             1,000,000      1,000,438
Discover Credit Corp., MTN, 6.115%, 06/30/95                             1,600,000      1,600,724
Fleet Financial Group Inc., MTN, 6.22%, 10/13/95                           500,000        499,812
Fleetwood Credit Corp., 6.07%, 05/31/95                                  3,300,000      3,283,308
Ford Motor Credit Co., Comm. Paper, 6.05%, 06/22/95                      5,000,000      4,956,306
General Electric Capital Corp., MTN, 6.40%, 01/10/96                     5,000,000      4,999,280
General Motors Acceptance Corp., Corp. Note, 8.75%, 02/01/96             1,770,000      1,788,295
General Motors Acceptance Corp., Corp. Note, 6.18%, 10/13/95             1,750,000      1,700,431
General Motors Acceptance Corp., Corp. Note, 9.45%, 05/18/95             2,000,000      2,003,445

See Notes to Financial Statements.

54  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
General Motors Acceptance Corp., Corp. Note, 6.19%, 08/09/95            $  500,000    $    491,403
General Motors Acceptance Corp., Corp. Note, 6.40%, 03/01/96             1,100,000       1,100,000
General Motors Acceptance Corp., MTN, 6.625%, 04/22/96                   1,650,000       1,652,209
Greyhound Financial Corp., Comm. Paper, 6.06%, 02/15/96                  3,425,000       3,426,579
Greyhound Financial Corp., Comm. Paper, 6.563%, 02/15/96                 6,325,000       6,330,389
Household Finance Corp., MTN, 9.00%, 09/01/95                              500,000         504,010
International Lease Finance Corp., Comm. Paper, 6.04%, 06/28/95          2,600,000       2,574,699
ITT Financial Corp., Comm. Paper, 4.66%, 05/25/95                        3,000,000       2,996,460
Pitney Bowes Credit Corp., Comm. Paper, 6.03%, 10/23/95                  2,000,000       1,941,375
Prudential Funding Corp., Comm. Paper, 6.13%, 06/14/95                   4,000,000       3,970,031
Transamerica Financial Group, Comm. Paper, 6.22%, 07/07/95              $5,000,000    $  4,942,119
Transamerica Financial Group, Comm. Paper, 6.32%, 08/14/95               4,900,000       4,809,677
Transamerica Financial Group, Comm. Paper, 6.15%, 08/07/95                 500,000         491,629
Whirlpool Financial Corp., Comm. Paper, 6.05%, 07/17/95                  4,000,000       3,948,239
Xerox Credit Corp., Comm. Paper, 6.10%, 06/01/95                           725,000         721,192
                                                                                      -------------
                                                                                       132,653,937
                                                                                      -------------
Health Services (0.68%)
Columbia/HCA Healthcare Corp., Corp. Note, 4.65%, 07/28/97               1,750,000       1,749,307
                                                                                      -------------
Total Corporate Obligations                                                           $223,903,572
                                                                                      -------------
Total Corporate & Foreign Obligations (cost $243,359,813)                             $243,359,813
                                                                                      -------------
Total Investments (cost $252,370,276)                                                 -------------
                                                                                      $252,370,276
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical to book. There were no unrealized gains and losses at April 30, 1995.

Category percentages are based on net assets.

See Notes to Financial Statements.

                                     Aetna Mutual Funds Semi-Annual Report  55

Portfolio of Investments
April 30, 1995 (Unaudited)

Government Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
U.S. Government & Agency Obligations (76.75%)
Agency Backed Mortgage Obligations (44.21%)
Government National Mortgage Association, 8.50%, 10/15/07               $  728,400    $   751,163
Government National Mortgage Association, 9.00%, 07/15/16                  591,694        613,697
Government National Mortgage Association, 9.00%, 05/16/16                  553,771        574,365
Federal National Mortgage Association, 4.95%, 09/30/98                   5,000,000      4,685,045
Federal National Mortgage Association, 8.00%, 04/01/25                   2,000,000      1,995,626
                                                                                      -------------
                                                                                        8,619,896
                                                                                      -------------
U.S. Agency Obligations (18.88%)
Private Export Funding Corp., 5.48%, 09/15/03                              850,000        794,750
Small Business Administration, 8.25%, 11/01/11                             897,070        929,736
Small Business Administration 92-20k, 7.55%, 11/01/12                      943,896        936,817
Student Loan Marketing Association, 7.82%, 10/14/99                     $1,000,000    $ 1,020,280
                                                                                      -------------
                                                                                        3,681,583
                                                                                      -------------
U.S. Government Obligations (13.65%)
U.S. Treasury Bond, 7.50%, 11/15/24                                      1,500,000      1,522,500
U.S. Treasury Strip, Zero Coupon, 05/15/03                               2,000,000      1,139,688
                                                                                      -------------
                                                                                        2,662,188
                                                                                      -------------
Total U.S. Government & Agency Obligations (cost $14,917,905)                         $14,963,667
                                                                                      -------------
Foreign & Supranational Obligations (2.95%)
International Bank For Reconstruction and Development, 9.25%,
 05/17/07                                                                  500,000        574,720
                                                                                      -------------
Total Foreign & Supranational Obligations (cost $567,320)                             $   574,720
                                                                                      -------------
Corporate Notes & Obligations (5.14%)
First Chicago Corp. 94i-A 5.983%, 11/17/97                               1,000,000      1,002,570
                                                                                      -------------
Total Corporate Notes & Obligations (cost $998,281)                                   $ 1,002,570
                                                                                      -------------
Short-Term Investments (14.33%)
General Signal Corp., 6.10%, 05/08/95                                      700,000        699,170
Koch Industries Inc., 5.95%, 05/01/95                                      569,000        569,000

See Notes to Portfolio of Investments.

56  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Government Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Province of British Columbia, 5.95%, 05/02/95                            $800,000     $   799,868
USL Capital Corp., 5.95%, 05/02/95                                        700,000         699,884
                                                                                      -------------
Total Short-Term Investments (cost $2,767,922)                                        $ 2,767,922
                                                                                      -------------
Total Investments (cost $19,251,428)                                                  -------------
                                                                                      $19,308,879
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $ 224,202
Unrealized losses          (166,751)
                          ----------
Net unrealized gains      $  57,451
                          ==========

Category percentages are based on net assets.

See Notes to Portfolio of Investments.

                                     Aetna Mutual Funds Semi-Annual Report  57

Portfolio of Investments
April 30, 1995 (Unaudited)

Bond Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Long Term Bonds & Notes (89.41%)
U.S. Government & Agency Obligations (28.82%)
Agency Mortgage Backed Securities (9.44%)
Federal Home Loan Mortgage Corp., 5.625%, 12/01/22                      $  989,810    $ 1,009,297
Federal National Mortgage Association, Zero Coupon, 06/25/22               974,475        791,761
Federal National Mortgage Association, Zero Coupon, 06/25/19               553,796        461,910
Federal National Mortgage Association, 8.00%, 04/01/25                   1,000,000        997,813
Government National Mortgage Association, 10.00%, 04/15/19                 111,910        120,198
Government National Mortgage Association, 10.00%, 11/15/18                 167,708        180,129
Government National Mortgage Association, 9.50%, 07/15/18                  432,413        454,980
Government National Mortgage Association, 10.00%, 07/15/19                 174,903        187,857
                                                                                      -------------
                                                                                        4,203,945
                                                                                      -------------
U.S. Agency Obligations (5.67%)
Private Export Funding Corp, 5.48%, 09/15/03                            $1,700,000    $ 1,589,500
Small Business Administration 92-20k, 7.55%, 11/01/12                      943,896        936,817
                                                                                      -------------
                                                                                        2,526,317
                                                                                      -------------
U.S. Government Obligations (13.70%)
U.S. Treasury Bond, 7.50%, 11/15/24                                      1,500,000      1,522,500
U.S. Treasury Note, 6.75%, 05/31/97                                      4,000,000      4,010,000
U.S. Treasury Strip, Zero Coupon, 02/15/12                               2,000,000        569,680
                                                                                      -------------
                                                                                        6,102,180
                                                                                      -------------
Total U.S. Governnment and Agency Obligations                                         $12,832,442
                                                                                      -------------
Domestic Corporate & Convertible Bonds and Notes (23.82%)
Asset-Backed Securities (9.01%)
Advanta Credit Card 1993-2, 6.043%, 08/31/00                             2,000,000      2,009,600
First Chicago Corp., 5.983%, 11/17/97                                    2,000,000      2,005,140
                                                                                      -------------
                                                                                        4,014,740
                                                                                      -------------
Finance Companies (9.65%)
American Express Credit Corp., 8.50%, 06/15/99                           1,000,000      1,038,968

See Notes to Financial Statements.

58  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Bond Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Associates Corp., 8.55%, 07/15/99                                       $1,000,000    $ 1,084,179
Commercial Credit Corp., 8.70%, 06/15/09                                 1,000,000      1,113,464
ITT Financial Corp., 8.875%, 06/15/03                                    1,000,000      1,060,978
                                                                                      -------------
                                                                                        4,297,589
                                                                                      -------------
Other Corporate Bonds (9.66%)
Healthtrust, Inc., 10.75%, 05/01/02                                      1,000,000      1,100,000
Stone Container Corp., 9.875%, 02/01/01                                  1,000,000        998,750
TRW Inc., 9.35%, 06/04/20                                                1,000,000      1,147,434
Tele-Communications, Inc., 9.25%, 04/15/02                               1,000,000      1,054,768
                                                                                      -------------
                                                                                        4,300,952
                                                                                      -------------
Total Domestic Corporate & Convertible Bonds and Notes                                $12,613,281
                                                                                      -------------
Foreign & Non-Agency Mortage-Backed (36.77%)
Foreign & Supranational Obligations (21.72%)
African Development Bank, 8.80%, 09/01/19                                  250,000        277,903
China International Trust, 9.00%, 10/15/06                               1,000,000      1,005,000
Empresa Dist Sur FRN, 9.763%, 05/17/96                                  $1,500,000    $ 1,387,500
Interamerican Development Bank, 12.25%, 12/15/08                         1,200,000      1,648,189
International Bank For Reconstruction and Development, 9.25%,
 07/15/17                                                                1,500,000      1,724,160
KFW International Finance, 8.85%, 07/15/99                                 500,000        529,209
Quebec Province, 7.125%, 02/09/24                                        1,000,000        864,540
Swire Pacific, Ltd. 8.50%, 09/29/04 (a)                                  1,000,000        995,000
European Investment Bank, 13.00%, 08/31/96                               1,182,000      1,241,100
                                                                                      -------------
Total Foreign & Supranational Obligations                                             $ 9,672,601
                                                                                      -------------
Non-Agency Mortgage-Backed Securities (10.53%)
Chase Mortgage Finance, 1992-F, 8.25%, 05/25/08                          1,059,000      1,057,719
Marine Midland 1992-1 AM, 8.00%, 04/25/23                                  972,373        934,198
Prudential Home Mortgage 1992 13 M1, 7.50%, 05/25/07                       701,824        675,505
Prudential Home Mortgage 92-39 M 7.00%, 12/25/07                           906,777        857,667

                                     Aetna Mutual Funds Semi-Annual Report  59

Portfolio of Investments
April 30, 1995 (Unaudited)

Bond Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Residential Funding Corp. 1992 S2A7, 8.00%, 05/25/20                    $  165,843    $   165,239
Resolution Trust Corp. 1991 17B6, 8.20%, 09/25/21                        1,000,000      1,005,913
                                                                                      -------------
                                                                                        4,696,241
                                                                                      -------------
Total Foreign & Non-Agency Mortgage-Backed                                            $14,368,842
                                                                                      -------------
Total Long Term Investments (cost $40,030,374)                                        $39,814,565
                                                                                      -------------
Short Term Investments (6.58%)
Honeywell, Inc., Comm. Paper, 6.00%, 05/01/95                            2,931,000      2,931,000
                                                                                      -------------
Total Short Term Investments (cost $2,931,000)                                        $ 2,931,000
                                                                                      -------------
Total Investments--100.00% (cost $42,961,374)                                         -------------
                                                                                      $42,745,565
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes amounted to $42,990,014. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $ 384,946
Unrealized losses          (629,395)
                          ----------
Net unrealized losses     $(244,449)
                          ==========

Category percentages are based on net assets.

60  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Tax-Free Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Long Term Bonds & Notes (92.27%)
Airport (4.42%)
City and County of Denver, Colorado, Airport System Revenue Bonds,
 7.00%, 11/15/99                                                        $1,000,000     $1,025,000
                                                                                      -------------
Electric Revenue (10.70%)
Seattle, Washington Light and Power System, Light and Power Revenue
 Refunding Bonds, 4.90%, 05/01/03                                        1,000,000        942,500
Southern Minnesota Municipal Power Agency, Power Supply System
 Revenue Bonds, 5.50%, 01/01/03                                            640,000        633,600
Washington Public Power Supply System, Nuclear Project No. 2 Revenue
 Refunding Bonds, 5.375%, 07/01/11                                       1,000,000        907,500
                                                                                      -------------
                                                                                        2,483,600
                                                                                      -------------
Escrowed to Maturity (1.59%)
Southern Minnesota Municipal Power Agency, Power Supply System
 Revenue Bonds, 5.50%, 01/01/03                                            360,000        369,000
                                                                                      -------------
General Obligation (8.27%)
Cedar Rapids, Iowa, 5.125%, 06/01/11                                    $1,000,000     $  920,000
City and County of Honolulu, Hawaii, 5.50%, 04/01/06                     1,000,000        998,750
                                                                                      -------------
                                                                                        1,918,750
                                                                                      -------------
Housing (4.11%)
Virginia Housing Development Authority, Mortgage Revenue Bonds,
 5.70%, 01/01/11                                                         1,000,000        953,750
                                                                                      -------------
Insured (12.42%)
Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,
 (Ambac- Insured), 5.30%, 01/01/03                                       1,000,000      1,002,500
Florida Municipal Power Agency, All Requirements Power Supply Revenue
 Bonds (Ambac-Insured), 5.10%, 10/01/14                                  1,000,000        896,250
Kentucky Turnpike Authority, Economic Development Road Revenue
 Refunding Bonds (Ambac-Insured), 5.50%, 07/01/09                        1,000,000        983,750
                                                                                      -------------
                                                                                        2,882,500
                                                                                      -------------

See Notes to Financial Statements.

                                     Aetna Mutual Funds Semi-Annual Report  61

Portfolio of Investments
April 30, 1995 (Unaudited)

Tax-Free Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Lease (4.33%)
Indiana Transportation Finance Authority, Airport Facilities Lease
 Revenue Bonds, 6.50%, 11/01/07                                         $1,000,000     $1,030,000
                                                                                      -------------
Pollution Control (3.80%)
Illinois Development Finance Authority, Pollution Control Revenue
 Refunding Bonds (Commonwealth Edison Project), 5.85%, 01/15/14          1,000,000        905,000
                                                                                      -------------
Prerefunded (13.81%)
San Antonio, Texas, General Obligation Limited Tax Bonds (Prerefunded
 8/01/97 @ 100), 7.875%, 08/01/10                                        1,000,000      1,067,500
Tarrant County, Texas Water Control and Improvement District No. 1,
 Water Revenue Bonds (Prerefunded 3/01/98 @ 100), 7.70%, 03/01/00        1,000,000      1,077,500
State of Wisconsin, General Obligation Bonds (Prerefunded 5/01/98 @
 101), 6.60%, 05/01/08                                                   1,000,000      1,060,000
                                                                                      -------------
                                                                                        3,205,000
                                                                                      -------------
Sales/Special Tax (3.89%)
State of Illinois, Sales Tax Revenue Bonds, 5.25%, 06/15/13             $1,000,000     $  902,500
                                                                                      -------------
University (8.20%)
California Educational Facility Authority Revenue Bonds, University
 of Southern California Project, 5.75%, 10/01/15                         1,000,000        958,750
Dormitory Authority of the State of New York, Consolidated City
 University System Revenue Bonds, 5.75%, 07/01/09                        1,000,000        945,000
                                                                                      -------------
                                                                                        1,903,750
                                                                                      -------------
Water/Sewer (16.52%)
DuPage Water Commission, Illinois, Water Revenue Refunding Bonds,
 5.25%, 05/01/11                                                         1,000,000        928,750
Massachusetts Water Resources Authority
 General Revenue Refunding Bonds, 5.25%, 03/01/13                        1,000,000        903,750
City of Philadelphia Water & Wastewater, 5.625%, 06/15/09                1,000,000        976,250

See Notes to Portfolio of Investments.

62  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Tax-Free Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Portland, Oregon, Sewer System Revenue Bonds, 6.10%, 06/01/10           $1,000,000    $ 1,026,250
                                                                                      -------------
                                                                                        3,835,000
                                                                                      -------------
Total Long Term Bonds & Notes (cost $21,885,674)                                      $21,413,850
                                                                                      -------------
Short-Term Investments (10.01%)
Koch Industries, Inc., Comm. Paper, 5.95%, 05/01/95                      1,000,000      1,000,000
Prudential Funding Corp., Comm. Paper, 5.95%, 05/01/95                     707,000        707,000
USL Capital Corp., Comm. Paper, 5.95%, 05/02/95                            675,000        674,888
                                                                                      -------------
Total Short-Term Investments (cost $2,381,888)                                        $ 2,381,888
                                                                                      -------------
Total Investments (cost $24,267,562)                                                  -------------
                                                                                      $23,795,738
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

   Unrealized gains         $ 184,269
  Unrealized losses          (656,093)
                            ----------
  Net unrealized loss      ($ 471,824)
                            ==========

Category percentages are based on net assets.

See Notes to Portfolio of Investments.

                                     Aetna Mutual Funds Semi-Annual Report  63

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (61.86%)
Aerospace & Defense (1.14%)
Kaman Corporation Class "A"                                                2,300       $   28,463
Lockheed Martin Corp.                                                      4,000          231,000
McDonnell Douglas Corp.                                                   11,000          682,000
                                                                                      -------------
                                                                                          941,463
                                                                                      -------------
Air Transportation (0.82%)
AMR Corp.                                                                  3,100          208,863
Pittston Service Group                                                    17,500          415,625
UAL Corp.                                                                    400           48,000
                                                                                      -------------
                                                                                          672,488
                                                                                      -------------
Autos & Auto Equipment (1.82%)
Borg-Warner Automotive, Inc.                                                 400           10,300
Breed Technologies, Inc.                                                   1,700           34,213
Eaton Corp.                                                                8,000          459,000
Echlin, Inc.                                                               1,300           47,450
Ford Motor Co.                                                            11,800          318,600
Kaydon Corp.                                                                 400           11,000
Masland Corp.                                                              2,000           27,250
Oshkosh Truck Corp.                                                          500            6,344
SPX Corp.                                                                    900           12,263
TRW Inc.                                                                   7,700          572,688
                                                                                      -------------
                                                                                        1,499,108
                                                                                      -------------
Banks (3.06%)
Anchor Bancorp Wisconsin, Inc.                                               200       $    6,663
Associated Banc-Corp.                                                        100            3,675
Bank of Boston Corp.                                                       8,000          268,000
Bankamerica Corp.                                                          8,000          396,000
Bankers First Corp.                                                          400           10,700
Centerbank                                                                 1,000           13,125
Centura Banks, Inc.                                                          800           20,700
Charter One Financial, Inc.                                                2,200           50,463
Chemical Banking Corp.                                                     9,500          396,625
Citicorp                                                                   4,400          204,050
City National Corp.                                                        3,300           33,413
Commerce Bancorp, Inc.                                                       400            6,825
Commerce Bancshares, Inc                                                     700           21,350
Cullen/Frost Bankers                                                         600           22,200
FFY Financial Corp.                                                          400            7,200
First American Corp. (Tenn.)                                               1,100           38,088
First Commonwealth Financial Corp.                                           300            4,575
First Interstate Bancorp                                                   6,800          522,750
Firstier Financial, Inc.                                                     100            3,363
Fulton Financial Corp.                                                       200            4,025
Hibernia Corp. Class "A"                                                   5,300           42,400
MAF Bancorp, Inc.                                                            200            4,700

See Notes to Portfolio of Investments .

64  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Mellon Bank Corp.                                                         3,900        $  153,075
Midlantic Corporation, Inc.                                                 900            32,850
National Commerce Bancorporation                                            200             4,950
North Side Savings Bank                                                     300             6,788
Old National Bancorp                                                        200             6,900
Peoples Bank of Bridgeport, CT.                                           1,100            16,363
Putnam Trust Co.                                                            100             4,138
Queens County Bancorp, Inc.                                               1,200            36,750
Reliance Bancorp                                                            800            10,100
Silicon Valley Bancshares                                                   700            11,025
Standard Financial, Inc.                                                  1,000            12,250
Star Banc Corp.                                                             800            33,400
Summit Bancorporation                                                     1,100            21,244
Susquehanna Bancshares, Inc.                                                300             6,844
TCF Financial Corp.                                                       1,100            47,163
The Boston Bancorp                                                          300            11,663
Trustmark Corp.                                                             300             5,025
Valley National Bancorp                                                     935            23,375
                                                                                      -------------
                                                                                        2,524,793
                                                                                      -------------
Building Materials &
 Construction (0.57%)
Ameron, Inc.                                                                100             3,663
Armstrong World Industries, Inc.                                          4,000        $  182,000
Champion Enterprises, Inc.                                                1,400            42,000
Florida Rock Industries, Inc.                                               200             5,550
Granite Construction Inc.                                                 2,000            40,375
Kasler Holding Co.                                                          600             3,675
Modine Manufacturing Co.                                                    500            17,000
National Steel Corp.                                                      2,600            33,150
NCI Building Systems, Inc.                                                  600            10,725
Redman Industries, Inc.                                                     300             5,888
Stone & Webster, Inc.                                                     1,000            29,750
Texas Industries                                                          1,200            45,150
Tredegar Industries, Inc.                                                   400             9,100
UNR Industries, Inc.                                                        400             2,388
Del Webb Corp.                                                            2,200            42,075
                                                                                      -------------
                                                                                          472,489
                                                                                      -------------
Chemicals (1.59%)
ARCO Chemical Co.                                                           800            37,200
Cabot Corp.                                                               1,300            51,025
Cytec Industries                                                          2,100            76,388
du Pont (E.I.) de Nemours                                                 1,900           125,163
Fuller (H.B.) Co.                                                           800            30,300
IMC Global, Inc.                                                            900            44,213
Learonal Inc.                                                             1,500            29,063

                                      Aetna Mutual Funds Semi-Annual Report  65

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Lyondell Petrochemical Co.                                                 1,000       $   24,875
Morton International, Inc.                                                12,500          387,500
OM Group, Inc.                                                               300            7,163
PPG Industries, Inc.                                                       3,300          129,938
Sterling Chemicals, Inc.                                                   4,000           50,000
Synalloy Corp.                                                               200            4,525
The Geon Gompany                                                           1,900           51,300
Union Carbide Corp.                                                        7,600          243,200
Vigoro Corp.                                                                 600           23,925
                                                                                      -------------
                                                                                        1,315,778
                                                                                      -------------
Commercial Services (0.70%)
Actava Group Inc.                                                          1,200           11,100
California Water Service Co.                                                 100            3,188
Devry, Inc.                                                                  800           30,300
Franklin Quest Co.                                                         1,400           46,550
Health Management Systems, Inc.                                               50            1,163
Interim Services, Inc.                                                     1,600           46,100
Ionics, Inc.                                                                 500           14,000
Jacobs Engineering Group Inc.                                              2,800           55,300
Jenny Craig Inc.                                                             600            4,500
Kelly Services Inc. Class "A"                                              1,400           47,600
Manpower Inc.                                                                100            3,338
Paychex, Inc.                                                                200            9,538
Regis Corp.                                                                  800           13,800
Robert Half International Inc.                                             1,000       $   26,375
Safeguard Services, Inc.                                                   3,900           68,250
Service Corp. International                                                5,300          149,725
True North Communications, Inc.                                            2,000           38,000
United Video Satellite Group Inc. Class "A"                                  500           12,688
                                                                                      -------------
                                                                                          581,515
                                                                                      -------------
Computer & Office
 Equipment (3.27%)
Ceridian Corp.                                                            17,100          589,950
Fair Isaac & Company, Inc.                                                   200            9,400
Gateway 2000, Inc.+                                                          400            7,575
Harris Corp.                                                                 900           42,300
HBO and Co.                                                                  300           13,650
International Business Machines Corp.                                     14,100        1,335,975
Planar Systems, Inc.                                                       1,700           33,150
Read-Rite Corp.                                                            5,800          123,613
Sun Microsystems, Inc.                                                     3,700          147,075
Xerox Corp.                                                                3,200          394,000
                                                                                      -------------
                                                                                        2,696,688
                                                                                      -------------
Computer Software (0.79%)
American Management Systems, Inc.+                                         2,100           44,100

See Notes to Portfolio of Investments .

66  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
CACI International, Inc.+                                                   100         $  1,013
Cadence Design Systems, Inc.                                              1,700           54,825
Cheyenne Software, Inc.                                                     500            7,250
Compuware Corp.                                                             900           23,400
Control Data Systems, Inc.                                                  700            6,519
Dell Computer Corp.                                                       1,100           60,156
Exabyte Corp.                                                             2,100           26,250
FTP Software, Inc.                                                        3,600           94,275
Kronos, Inc.                                                                300            9,038
Legent Corp.                                                              1,300           35,425
Mapinfo Corp.                                                               300            9,000
Medic Computer Systems, Inc.                                                200            8,850
Medicus Systems Corp.                                                       700            7,788
Microsoft Corp.                                                             700           57,269
Policy Management Systems Corp.+                                          1,000           50,375
Recognition International, Inc.                                             100              738
Reynolds & Reynolds                                                       1,700           45,050
Sungard Data Systems Inc.+                                                2,200          102,025
System Software Assoc., Inc.                                                300            7,519
                                                                                      -------------
                                                                                         650,865
                                                                                      -------------
Consumer Products (0.45%)
Alberto-Culver Company                                                    3,400         $107,100
Block Drug Co., Inc.                                                        200            7,288
Consolidated Papers Inc.                                                  1,100           53,900
Fieldcrest Cannon, Inc.                                                   1,800           39,825
First Brands Corp.                                                          300           11,550
Guilford Mills, Inc.                                                        300            7,425
Helene Curtis Industries, Inc.                                              800           27,500
Libbey, Inc.                                                                900           17,438
Maybelline, Inc.                                                          1,200           26,400
Natures Sunshine Products, Inc.                                             160            2,060
Phillips-Van Heusen Corp.                                                   300            4,613
Tambrands Inc.                                                              300           12,488
Unifi, Inc.                                                               1,600           40,200
Valspar Corp.                                                               400           14,150
                                                                                      -------------
                                                                                         371,937
                                                                                      -------------
Diversified (1.64%)
Astec Industries, Inc.                                                      400            4,500
BIC                                                                         200            6,775
Cyrk International, Inc.                                                  3,100           44,563
Eastern Enterprises                                                       2,300           68,713
Griffon Corp.                                                             3,600           27,900
Harsco Corp.                                                              1,000           47,625
ITT Corp.                                                                 5,300          553,850
Katy Industries                                                             300            2,738

                                      Aetna Mutual Funds Semi-Annual Report  67

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kulicke & Soffa Industries, Inc.                                           2,400       $  101,850
Loews Corporation                                                            200           20,375
Mercer International, Inc.                                                 1,000           14,938
Santa Anita Realty Enterprises, Inc.                                         200            3,275
Standex International Corp.                                                  600           18,825
Textron Inc.                                                               4,000          228,000
United Waste Systems, Inc.                                                   700           20,038
VF Corp.                                                                   3,700          186,850
                                                                                      -------------
                                                                                        1,350,815
                                                                                      -------------
Electric Utilities (1.02%)
Boston Edison Co.                                                          1,300           31,038
California Energy Co.                                                        300            4,988
Central Maine Power Co.                                                    4,200           46,725
Cipsco, Inc.                                                                 900           26,100
General Public Utilities Corp.                                               400           11,400
Green Mountain Power Corp.                                                   500           12,813
Illinova Corp.                                                               600           13,950
Interstate Power Co.                                                         200            4,825
LG&E Corp.                                                                   700           27,038
MDU Resources Group, Inc.                                                    200            5,525
New York State Electric & Gas Corp.                                          600           13,125
Nipsco Industries, Inc.                                                    1,500       $   48,375
Northwestern Public Service Co.                                              200            5,450
Ohio Edison Co.                                                           14,200          285,775
Oklahoma Gas and Electric Co.                                              1,200           41,250
Philadelphia Suburban Corp.                                                  300            5,400
Public Service Co. Of New Mexico                                           4,200           53,550
Sierra Pacific Resources                                                   1,000           20,875
Southern California Water Co.                                                600           10,275
United Illuminating Co.                                                    2,500           80,313
Wisconsin Energy Corp.                                                     2,000           55,500
WPS Resources Corp.                                                        1,400           40,425
                                                                                      -------------
                                                                                          844,715
                                                                                      -------------
Electrical Equipment (4.47%)
3Com Corp.                                                                   600           33,563
Ametek, Inc.                                                               1,900           30,875
AMP Inc.                                                                   6,000          256,500
Avnet, Inc.                                                                1,200           53,400
Baldor Electric Co.                                                          800           23,600
Burr-Brown Corp.                                                             900           22,950
Cellstar Corp.                                                             1,500           28,875
Dionex Corp.                                                                 100            4,188
Emerson Electric Company                                                   8,900          598,525

See Notes to Portfolio of Investments.

68  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
General Electric Corp. (U.S.)                                             15,700       $  879,200
Itel Corp.+                                                                1,000           36,000
Kemet Corp.                                                                1,500           58,688
Kuhlman Corp.                                                              1,700           19,975
Marshall Industries                                                          600           16,575
Microchip Technology Corp.                                                 5,500          153,656
Molex, Inc.                                                                1,700           64,600
Park Electrochemical Corp.                                                 2,000           75,000
Parker-Hannifin Corp.                                                      4,800          249,600
Sundstrand Corp.                                                             400           22,200
Tektronix, Inc.                                                           10,700          486,850
Telco Systems, Inc.                                                        1,200           14,550
Teradyne, Inc.                                                             1,200           60,750
Texas Instruments, Inc.                                                    3,300          349,800
Valmont Industries+                                                          300            6,375
W. W. Grainger Inc.                                                        2,400          145,200
                                                                                      -------------
                                                                                        3,691,495
                                                                                      -------------
Electrical & Electronics (1.26%)
Compaq Computer Corp.                                                      2,700          102,600
Esterline Technology                                                       3,900           65,813
FPL Group, Inc.                                                            1,000           36,750
Intel Corp.                                                                3,700          379,019
Logicon Inc.                                                                 200            7,400
Loral Corp.                                                                2,300          108,100
Merix Corp                                                                 1,000           22,500
Micron Technology Inc.                                                       900       $   74,025
Motorola, Inc.                                                               700           39,813
Tandy Corp.                                                                4,000          198,000
Western Digital Corp.                                                        200            3,200
                                                                                      -------------
                                                                                        1,037,220
                                                                                      -------------
Electronics (0.29%)
Best Power Technology, Inc.                                                  500            6,313
Cohu, Inc.                                                                   200            7,300
CTS Corp.                                                                    100            3,313
Dovatron International Inc.                                                1,100           24,475
Dynatech Corp.                                                             4,100           70,725
Glenayre Technologies, Inc.                                                  600           36,825
Maxim Integrated Products, Inc.                                            1,000           36,500
Rogers Corp.                                                                 200           10,700
Seagate Technology, Inc.                                                     700           22,313
Unitrode Corp.                                                             1,200           24,900
                                                                                      -------------
                                                                                          243,364
                                                                                      -------------
Environmental Control (0.25%)
Browning-Ferris Industries, Inc.                                           6,100          201,300
Groundwater Technology, Inc.                                                 600            7,800
                                                                                      -------------
                                                                                          209,100
                                                                                      -------------
Financial Services (1.77%)
American General Corp.                                                     4,100          135,300

                                      Aetna Mutual Funds Semi-Annual Report  69

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Astoria Financial Corp.                                                    2,600       $   88,563
AutoFinance Group                                                            600            8,963
Bank of New York Co., Inc.                                                 6,100          200,538
Banponce Corp.                                                               400           12,925
Baybanks, Inc.                                                               500           31,188
Bell Bancorp, Inc.                                                           600           16,800
Brooklyn Bancorp                                                             600           19,200
Dean Witter Discover and Co.                                               9,100          385,613
Deposit Guaranty Corp.                                                       700           24,238
Duff & Phelps Corp.                                                        2,600           28,275
Federal Home Loan Mortgage Corp.                                           2,500          163,125
First Empire State Corp.                                                     200           32,100
Foothill Group Class "A"                                                     400            8,700
GP Financial Corp.                                                           400            9,575
Great Financial Corp.                                                      1,100           19,456
Home Financial Corp.                                                       2,800           35,350
John Nuveen & Company, Inc. Class "A"                                        200            4,475
Keystone Financial, Inc.                                                     500           14,406
Leader Financial Corp.                                                     1,200           32,625
Mark Twain Bancshares, Inc.                                                  200            6,288
Mercury Finance Co.                                                        1,000           15,125
Morgan Keegan Inc.                                                           500       $    7,875
Pioneer Group, Inc.                                                          500           12,719
River Forest Bancorp, Inc.                                                   300           10,988
SEI Corp.                                                                    500            9,563
Transmedia Network Inc.                                                      600            7,350
Travelers Group, Inc.                                                      2,600          107,575
World Acceptance Corp.                                                       200            5,700
Zions Bancorp.                                                               200            8,550
                                                                                      -------------
                                                                                        1,463,148
                                                                                      -------------
Food & Beverage (4.40%)
American Maize Products Co. Class "A"                                        700           23,100
Anheuser Busch Co.                                                         7,500          435,938
Archer-Daniels- Midland Co.                                               30,550          557,538
Cagle's, Inc.                                                                300            5,963
Campbell Soup Co.                                                          2,400          123,000
Coca-Cola Co. (The)                                                       12,800          744,000
Conagra, Inc.                                                             16,700          555,275
Goodmark Foods, Inc.                                                         300            4,781
Heinz (H.J.) Co.                                                           1,000           42,000
Hormel Foods Corp.                                                         1,300           35,588
Hudson Foods, Inc. Class "A"                                               1,400           24,150
IBP, Inc.                                                                  1,300           48,100
International Dairy Queen, Inc.                                              700           13,475
International Multifoods Corp.                                             1,500           30,750

See Notes to Portfolio of Investments.

70  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kroger Co. (The)                                                           1,500       $   38,250
Luby's Cafeterias Inc.                                                    13,700          260,300
Mondavi (Robert) Corp.+                                                      600            8,625
Quality Food Centers, Inc.                                                   374            7,667
Richfood Holdings, Inc.                                                    2,200           43,450
Safeway, Inc.                                                              1,000           37,500
Sara Lee Corp.                                                            18,500          515,688
Sbarro, Inc.                                                                 300            7,725
Smith's Food & Drug Centers, Inc.                                          1,600           34,600
Thorn Apple Valley                                                           400            7,200
Universal Foods Corp.                                                        700           22,750
                                                                                      -------------
                                                                                        3,627,413
                                                                                      -------------
Health Services (1.10%)
Columbia/HCA Healthcare Corp.                                              8,300          348,600
Coventry Corp.                                                             2,300           53,906
Employee Benefit Plans, Inc.                                               1,600           13,600
Health Management Associates Class "A"                                       400           11,600
Humana Inc.                                                               18,300          356,850
Integrated Health Services, Inc.                                             200            6,925
Invacare Corp.                                                               300           11,775
Living Centers Of America, Inc.                                              200            5,675
Owens & Minor, Inc.                                                          100       $    1,350
Pharmacy Management Services, Inc.+                                        1,100           17,463
Ren Corp.+                                                                 1,100           17,875
Sun Healthcare Group, Inc.                                                   300            7,238
Universal Health Services, Inc.+                                           2,200           58,025
                                                                                      -------------
                                                                                          910,882
                                                                                      -------------
Health Technology (0.35%)
Amsco International, Inc.                                                  7,000           88,375
Cordis Corp.+                                                                400           28,800
Fresenius USA, Inc.+                                                         300            3,075
Isomedix, Inc.+                                                              200            2,975
Life Technologies, Inc.                                                      500           10,938
Puritan-Bennett Corp.                                                      1,100           27,019
Research Industries Corp.                                                  2,600           45,663
Sybron International Corp.                                                 2,200           81,675
                                                                                      -------------
                                                                                          288,520
                                                                                      -------------
Home Furnishings & Appliances (0.10%)
Bombay Co., Inc.                                                           1,100            8,250
Haverty Furniture Co., Inc.                                                  400            4,150
Kimball International, Inc. Class "B"                                        100            2,625
Lancaster Colony Corp.                                                       500           17,563

                                      Aetna Mutual Funds Semi-Annual Report  71

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Leggett & Platt, Inc.                                                      1,200        $ 46,200
                                                                                      -------------
                                                                                          78,788
                                                                                      -------------
Hotels & Restaurants (0.08%)
Marcus Corp.                                                                 200           5,325
Marriott International, Inc.                                               1,600          57,600
Sholodge, Inc.                                                               300           4,388
                                                                                      -------------
                                                                                          67,313
                                                                                      -------------
Household Products (0.95%)
Oneida Ltd.                                                                  100           1,500
Procter & Gamble Co.                                                       3,800         265,525
Springs Industries, Inc. Class "A"                                        11,800         458,725
Toro Co.                                                                   2,100          60,638
                                                                                      -------------
                                                                                         786,388
                                                                                      -------------
Insurance (2.04%)
AFLAC, Inc.                                                                1,000          41,250
Allied Group, Inc.                                                           200           5,825
Allmerica Property & Casualty Co., Inc.                                      900          17,100
Allstate Corp.                                                             1,300          39,488
American Bankers Insurance Group, Inc.                                       900          28,575
American Travellers Corp.                                                    400           8,000
Argonaut Group, Inc.                                                         600          18,150
Capital American Financial Corp.                                             200           4,375
Capital Guaranty Corp.                                                       300        $  5,325
Executive Risk Inc.                                                          400           7,050
Fund American Enterprises Inc.                                               290          20,916
Gainsco, Inc.                                                                900           9,563
Healthwise Of America, Inc.                                                  100           2,825
Home Beneficial Company                                                      200           4,025
Horace Mann Educators Corp.                                                  200           4,125
Lawyers Title Corp.                                                          200           2,900
Life Partners Group, Inc.                                                  3,000          58,500
Maxicare Health Plans, Inc.                                                  200           3,138
National Re Holdings Corp.                                                   300           9,075
Ohio Casualty Corp.                                                        1,100          32,244
Old Republic International Corp.                                           1,300          33,475
Progressive Corp.                                                          5,300         200,075
Protective Life Corp.                                                        800          36,300
PXRE Corporation                                                             400           9,800
Reinsurance Group of America                                                 300           7,463
Reliastar Financial Corp.                                                  2,400          86,100
Security-Connecticut Corp.                                                 1,700          42,500
St. Paul Companies, Inc.                                                  17,400         837,375
Transnational Re Corp. Class "A"                                             700          14,175

See Notes to Portfolio of Investments.

72  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Unitrin, Inc.                                                                700       $   33,775
Vesta Insurance Group, Inc.                                                1,600           53,400
Washington National Corp.                                                    500            9,188
                                                                                      -------------
                                                                                        1,686,075
                                                                                      -------------
Leisure & Entertainment (0.41%)
Carmike Cinemas, Inc. Class "A"+                                           1,400           31,150
Carnival Corp.                                                               600           14,925
Chris-Craft Industries Inc.                                                  824           27,810
Fleetwood Enterprises, Inc.                                                3,400           78,200
Polaris Industries, Inc.                                                   2,000           90,500
Walt Disney Co.                                                            1,800           99,675
                                                                                      -------------
                                                                                          342,260
                                                                                      -------------
Machinery (0.37%)
Caterpillar Inc.                                                           1,700           99,450
Deere & Co.                                                                1,000           82,000
Fluor Corp.                                                                2,000          103,000
Regal Beloit Corp.                                                         1,500           22,875
                                                                                      -------------
                                                                                          307,325
                                                                                      -------------
Machinery & Equipment (0.56%)
Arctco, Inc.                                                               4,000           56,000
Barnes Group, Inc.                                                           300           13,463
Clarcor, Inc.                                                                100            2,100
Commercial Intertech Corp.                                                 1,700           37,613
Danaher Corp.                                                              1,700           50,575
Donaldson Company, Inc.                                                    1,200       $   29,850
FSI International, Inc.                                                    2,000           92,250
Harnischfeger Industries, Inc.                                             1,700           50,150
IDEX Corp.                                                                   400           13,350
Indresco Inc.                                                              1,200           16,800
JLG Industries, Inc.                                                         800           16,200
Lindsay Manufacturing Co.                                                    400           12,950
L.S. Starrett Company Class "A"                                              200            4,600
Raymond Corp. (The)                                                        1,050           21,263
Tecumseh Products Co. Class "A"                                              600           30,000
Watts Industries, Inc.                                                       300            6,825
Zero Corp.                                                                   500            6,875
                                                                                      -------------
                                                                                          460,864
                                                                                      -------------
Media (1.14%)
Belo (A.H.) Corp.                                                            700           42,088
Capital Cities/ABC, Inc.                                                   2,600          219,700
Clear Channel Communications, Inc.                                         1,600           90,000
Media General, Inc.                                                        1,400           45,500
Park Communications, Inc.                                                    700           21,306
Tele-Communications, Inc.                                                 27,100          519,981
                                                                                      -------------
                                                                                          938,575
                                                                                      -------------

                                      Aetna Mutual Funds Semi-Annual Report  73

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Medical Services (0.03%)
HealthSouth Corp.+                                                         1,300       $   25,675
                                                                                      -------------
Medical Supplies (0.69%)
Becton, Dickinson & Co.                                                    7,300          406,975
Horizon Healthcare Corp.+                                                  4,700           98,113
Nellcor, Inc.+                                                             1,100           45,788
Superior Surgical Manufacturing Co.                                          600            7,275
Tecnol Medical Products Inc.+                                                400            7,500
West Co., Inc.                                                               200            5,600
                                                                                      -------------
                                                                                          571,251
                                                                                      -------------
Medical Technology (0.05%)
Bio-Rad Laboratories, Inc. Class A                                           300            8,663
Collagen Corp.                                                             1,600           30,600
                                                                                      -------------
                                                                                           39,263
                                                                                      -------------
Metals (1.21%)
Alcan Aluminum Ltd.                                                        7,300          207,138
Alumax Inc.                                                                1,600           45,200
Ashland Coal, Inc.                                                           200            5,525
Brush Wellman Inc.                                                         1,300           25,675
Castle, (A.M.) & Co.                                                         600            8,625
Cleveland Cliffs Inc.                                                        400           14,650
Commercial Metals Co.                                                        700           18,550
Cyprus Amax Minerals Co.                                                   6,800          189,550
Handy & Harman                                                             1,300           19,500
J&L Specialty Steel, Inc.                                                  1,300       $   24,050
Kennametal Inc.                                                              900           30,150
Magma Copper Co.                                                           2,500           41,875
Material Sciences Corp.                                                      500            9,063
Minerals Technologies, Inc.                                                1,700           56,525
Nucor Corp.                                                                3,600          172,800
Phelps Dodge Corp.                                                         2,000          113,250
Rouge Steel Co.                                                              700           15,663
                                                                                      -------------
                                                                                          997,789
                                                                                      -------------
Oil & Gas (5.20%)
Box Energy Corp. Class "B"                                                 2,200           18,700
Chevron Corp.                                                              5,900          279,513
Dekalb Energy Co.                                                          1,600           37,900
Exxon Corp.                                                               12,900          898,163
Leviathan Gas Pipeline Partners L.P.                                       1,000           25,000
Mobil Corp.                                                                8,200          777,975
Newfield Exploration Co.                                                     900           20,700
Oneok, Inc.                                                                2,600           49,725
Panhandle Eastern Corp.                                                    9,400          225,600
Penn Virginia Corp.                                                          100            3,350
Quaker State Corp.                                                         2,400           34,200
Royal Dutch Petroleum Co.                                                 11,000        1,364,000

See Notes to Portfolio of Investments.

74  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Santa Fe Pacific Pipeline Partners, L.P.                                     800       $   29,600
Shell Transport Class "A"                                                  6,300          448,875
Smith International Inc.                                                   3,600           62,100
Tide West Oil Co.                                                            600            6,188
Wiser Oil Co.                                                                300            4,425
                                                                                      -------------
                                                                                        4,286,014
                                                                                      -------------
Oil & Gas Utilities (0.81%)
Cascade Natural Gas Corp.                                                    300            4,200
Connecticut Energy Corp.                                                     200            3,825
Energen Corp.                                                                200            4,400
Laclede Gas Co.                                                              200            3,775
New Jersey Resources Corp.                                                   600           13,500
Northwest Natural Gas Co.                                                    400           12,300
Pacific Enterprises                                                        3,100           76,338
Piedmont Natural Gas, Inc.                                                   800           16,300
Public Service Co. of North Carolina                                         600            8,925
Schlumberger, Ltd.                                                         6,300          396,113
South Jersey Industries                                                      800           16,100
Southern Indiana Gas & Electric Co.                                        1,200           36,300
Southwest Gas Corp.                                                          600            8,850
Tesoro Petroleum                                                           2,900       $   28,638
Union Texas Petroleum Holdings, Inc.                                       1,800           38,475
                                                                                      -------------
                                                                                          668,039
                                                                                      -------------
Paper & Containers (2.20%)
ACX Technologies, Inc.                                                       400           17,400
Aptargroup, Inc.                                                             600           17,700
Avery Dennison Corp.                                                       7,000          284,375
Ball Corp.                                                                16,100          551,425
Champion International Corp.                                               3,900          171,600
Chesapeake Corp.                                                           4,000          124,000
Georgia-Pacific Corp.                                                      1,000           79,375
International Paper Co.                                                    5,100          392,700
Longview Fibre Co.                                                         2,000           33,250
Mead Corp.                                                                   300           15,525
Potlatch Corp.                                                             2,000           85,250
Rayoner Inc.                                                               1,200           39,750
Seda Speciality Packing Co.                                                  300            3,094
                                                                                      -------------
                                                                                        1,815,444
                                                                                      -------------
Pharmaceuticals (4.36%)
Allergan, Inc.                                                               500           13,563
A.L. Pharma, Inc. Class "A"                                                  500           11,938
Barr Laboratories, Inc.+                                                     500           10,500
Blount Inc., Class "A"                                                       600           26,775

                                      Aetna Mutual Funds Semi-Annual Report  75

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Bristol-Myers Squibb Co.                                                   7,000       $  455,875
Foxmeyer Health Corp.                                                        600           11,400
Johnson & Johnson                                                         12,700          825,500
Marion Merrell Dow, Inc.                                                   1,000           23,875
Medtronic, Inc.                                                            4,400          327,250
Mylan Laboratories                                                         8,300          255,225
Pfizer Inc.                                                                4,500          389,813
Rhone-Poulenc Rorer, Inc.                                                    600           25,125
Schering-Plough                                                            5,300          399,488
Smithkline Beecham                                                        14,600          567,575
Walgreen Co.                                                               3,300          155,100
Watson Pharmaceuticals, Inc.+                                              3,100           96,100
                                                                                      -------------
                                                                                        3,595,102
                                                                                      -------------
Publishing & Printing (1.11%)
American Media Inc.                                                        1,200            7,500
Banta Corp.                                                                2,000           66,250
Cadmus Communications                                                      1,600           29,100
Central Newspapers, Inc.--Class "A"                                          400           10,400
Devon Group, Inc.                                                          1,500           40,125
Gannett Company, Inc.                                                     11,400          599,925
Graphic Industries, Inc.                                                     600            5,813
International Imaging Materials, Inc.                                        600       $   15,975
Lee Enterprises, Inc.                                                        800           28,700
Meredith Corp.                                                             1,000           25,000
Playboy Enterprises, Inc.                                                    600            4,875
Pulitzer Publishing Co.                                                      500           20,188
Scholastic Corp.                                                             300           16,800
Tribune Co.                                                                  800           47,300
                                                                                      -------------
                                                                                          917,951
                                                                                      -------------
Real Estate Investment
 Trusts (0.01%)
Smith (Charles E.) Residential Realty Co.                                    500           11,375
                                                                                      -------------
Retail (2.97%)
Albertson's Inc.                                                          23,000          727,375
Arbor Drugs, Inc.                                                            400           10,200
Blair Corp.                                                                  200            6,925
Casey's General Stores, Inc.                                               1,200           20,550
Cash America International, Inc.                                           2,100           16,013
Circuit City Stores, Inc.                                                  1,600           41,400
Dayton Hudson Corp.                                                        1,900          127,538
Dollar General Corp.                                                       1,800           41,850
General Nutrition Companies, Inc.                                          1,400           34,825
Hanover Direct, Inc.                                                       2,100            4,988
Hills Stores Co.                                                             800           16,100

See Notes to Portfolio of Investments.

76  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Mac Frugal's Bargain Close-Outs, Inc.                                      2,600       $   38,350
Medicine Shoppe International, Inc.                                          200            6,400
Nautica Enterprises, Inc.                                                  1,000           27,875
Neiman Marcus Group, Inc.                                                  4,100           59,963
Nike, Inc.                                                                 1,000           76,625
Office Depot, Inc.                                                         4,600          104,650
Oshkosh B'Gosh, Inc.                                                         100            1,625
Rex Stores Corp.                                                           1,300           17,713
Rhodes, Inc.                                                               2,100           20,738
Rite Aid Corp.                                                            18,600          432,450
Sears, Roebuck & Co.                                                       5,300          287,525
Staples, Inc.                                                              2,600           62,238
Strawbridge & Clothier                                                       300            5,925
Waban Inc.                                                                 2,100           34,913
Wal-Mart Stores, Inc.                                                      9,000          213,750
Weis Markets, Inc.                                                           300            7,838
                                                                                      -------------
                                                                                        2,446,342
                                                                                      -------------
Telecommunications (2.05%)
Ameritech Corp.                                                           18,000          810,000
AT&T Corp.                                                                 9,500          482,125
Computer Associates International, Inc.                                    5,400          347,625
Equifax, Inc.                                                              1,500           48,563
                                                                                      -------------
                                                                                        1,688,313
                                                                                      -------------
Transportation (0.40%)
Arnold Industries, Inc.                                                      800       $   14,300
Conrail Inc.                                                               2,000          109,250
Expeditors International of Washington, Inc.                                 300            6,825
Florida East Coast Railway Co.                                               100            7,175
Harper Group, Inc.                                                           400            7,650
Intertrans Corp.                                                             900           19,294
Kirby Corp.                                                                  500            6,875
Landstar Systems, Inc.                                                     2,900           83,738
M.S. Carriers, Inc.                                                          700           16,800
Rural/Metro Corp.                                                          1,000           18,500
Swift Transportation Co., Inc.                                               400            6,250
Xtra Corp.                                                                   700           33,775
                                                                                      -------------
                                                                                          330,432
                                                                                      -------------
Wholesale (0.13%)
Fusion Systems Corp.                                                       2,000           62,750
Cardinal Health Inc.                                                       1,000           46,125
                                                                                      -------------
                                                                                          108,875
                                                                                      -------------
Utilities - Electric (1.89%)
Central Hudson Gas & Electric                                              2,000           51,750
DQE, Inc.                                                                  1,000           33,750
Peco Energy Co.                                                            4,800          123,600
Rochester Gas & Electric Corp.                                             1,500           30,938
Scecorp                                                                   32,700          547,725

                                      Aetna Mutual Funds Semi-Annual Report  77

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Unicom Corp.                                                                15,800    $   414,750
Union Electric Co.                                                          10,000        356,250
                                                                                      -------------
                                                                                        1,558,763
                                                                                      -------------
Utilities - Telephone (2.32%)
Bell Atlantic                                                                9,400        515,825
Bellsouth Corp.                                                              5,000        306,250
C-TEC Corp.                                                                    200          4,250
Citizens Utilities Co.                                                       2,500         30,625
GTE Corp.                                                                    3,700        126,203
Pacific Telesis Group                                                        2,400         74,100
Southern New England Telecommunications, Corp.                               1,400         46,375
Sprint Corp.                                                                23,000        759,000
Tellabs, Inc.                                                                  700         48,300
Transaction Network Services, Inc.                                             300          4,238
                                                                                      -------------
                                                                                        1,915,166
                                                                                      -------------
Total Common Stocks (cost $45,428,533)                                                $51,037,178
                                                                                      -------------
Preferred Stocks (1.10%)
Aerospace & Defense (0.95%)
Kaman Corp 6.5%, Series 2                                                   14,818        785,354
                                                                                      -------------
Banking (0.15%)
Citicorp, PERCS                                                              6,300        126,000
                                                                                      -------------
Total Preferred Stocks (cost $783,684)                                                $   911,354
                                                                                      -------------
                                                                        Principal        Market
                                                                          Amount         Value
                                                                         ----------   -------------
Long Term Bonds & Notes (35.28%)
U. S. Government & Agency Obligations (16.98%)
Agency Mortgage-Backed Securities (5.02%)
FNMA 1991-3 Z Tranche, 8.50%, 01/25/21                                  $3,153,251    $ 3,212,406
FNMA 92 114A, PO, Zero Coupon, 06/25/22                                  1,146,441        931,483
                                                                                      -------------
                                                                                        4,143,889
                                                                                      -------------
U.S. Government Obligations (11.96%)
U.S. Treasury Bond, 7.625%, 02/15/25                                     1,750,000      1,811,250
U.S. Treasury Bond, 6.25%, 08/31/96                                      3,700,000      3,689,592
U.S. Treasury Bond, 7.50%, 01/31/97                                      4,300,000      4,364,500
                                                                                      -------------
                                                                                        9,865,342
                                                                                      -------------
U.S. Government & Agency Obligations (cost $14,153,345)                               $14,009,231
                                                                                      -------------
Domestic Corporate & Convertible Bonds and Notes (11.39%)
Electric Utilities (0.91%)
CMS Energy, Zero Coupon, 10/01/99                                          750,000        747,207
                                                                                      -------------
Financial Services (4.23%)
Auburn Hills Trust, 12.00%, 05/01/20                                       850,000      1,169,599
Commercial Credit Corp., 8.70%, 06/15/09                                 1,000,000      1,113,464

See Notes to Portfolio of Investments.

78  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Principal        Market
                                                                          Amount          Value
                                                                         ----------   -------------
General Motors Accept. Corp., MTN., 6.15%, 01/16/01                     $1,300,000    $ 1,209,369
                                                                                      -------------
                                                                                        3,492,432
                                                                                      -------------
Industrial (5.32%)
American General Corp., 8.45%, 10/15/09                                  1,000,000      1,092,143
Beazer Homes USA 9.00%, 03/01/04                                           300,000        252,750
Kaman Corp., 6.00%, 03/15/12                                               499,000        386,725
News American Holdings, 8.50%, 02/23/25                                    700,000        720,882
Textron Financial Corp., 6.540%, 11/24/95                                1,000,000      1,000,000
Viacom, 8.00%, 07/07/06                                                  1,000,000        933,750
                                                                                      -------------
                                                                                        4,386,250
                                                                                      -------------
Paper and Containers (0.93%)
Stone Container Corp., 9.875%, 02/01/01                                    770,000        769,038
                                                                                      -------------
Domestic Corporate & Convertible Bonds and Notes (cost $9,250,490)                    $ 9,394,927
                                                                                      -------------
Foreign & Supranational Obligations and Non-Agency Mortgage-Backed Securities (6.91%)
Foreign & Supranational Obligations (5.69%)
African Development Bank, 8.80%, 09/01/19                               $1,000,000    $ 1,111,610
Argentina FRB, 03/31/05                                                  1,800,000      1,071,000
Argentina Pars Var, 4.25%, 03/31/23                                        630,000        281,925
Banco Nacuibak de Comercio Exterior, S.N.C., 7.25%, 02/02/04               600,000        409,297
South Africa Global Bond, 9.625%, 12/15/99                                 500,000        498,533
Swire Pacific Ltd., 8.50%, 09/29/04                                      1,000,000        995,000
Transport de Gas Del Sur, 7.75%, 12/23/98                                  400,000        327,000
                                                                                      -------------
                                                                                        4,694,365
                                                                                      -------------
Non-Agency Mortgage-Backed Securities--1.22%
Resolution Trust Corp. 1991 17B6, 8.20%, 09/25/21                        1,000,000      1,005,913
                                                                                      -------------
Total Foreign & Supranational Obligations and Non-Agency Mortgage-Backed
 Securities (cost $5,440,869)                                                         $ 5,700,278
                                                                                      -------------

                                      Aetna Mutual Funds Semi-Annual Report  79

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Principal        Market
                                                                          Amount          Value
                                                                         ----------   -------------
Total Long Term Bonds and Notes (cost $28,844,704)                                    $29,104,436
                                                                                      -------------
Short-Term Investments (4.77%)
Baxter International, Inc., 6.05%, 05/01/95                             $3,219,000      3,219,000
PECO Energy Corp., 6.05%, 05/01/95                                         515,000        515,000
U.S. Treasury Note, 4.25%, 07/31/95                                        200,000        199,188
                                                                                      -------------
Total Short-Term Investments (cost $4,448,000)                                          3,933,188
                                                                                      -------------
Total Investments (cost $79,504,921)                                                  -------------
                                                                                      $84,986,156
                                                                                      -------------

Notes to Portfolio of Investments

+Non-income producing security.

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $6,375,712
Unrealized losses           (894,478)
                          -----------
Net unrealized gains      $5,481,234
                          ===========

Category percentages are based on net assets.

Call Options

                  No. of      Unit Value   Exercise  Expiration    Market
                 Contracts   Per Contract    Price      Date       Value
                 ---------   ------------   -------   ---------   --------
Argentine FRB       1.8       $1,000,000      $55     05/22/95    $130,000

See Notes to Portfolio of Investments.

80  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (97.67%)
Aerospace & Defense (1.50%)
Kaman Corporation Class "A"                                                2,700       $   33,413
Lockheed Martin Corp.                                                     18,600        1,074,150
McDonnell Douglas Corp.                                                   57,400        3,558,800
Precision Castparts Corp.                                                    300            8,250
Rohr Inc.                                                                    300            3,225
Smiths Industries Plc                                                      9,900           77,271
Watkins-Johnson Company                                                    4,000          158,500
                                                                                      -------------
                                                                                        4,913,609
                                                                                      -------------
Air Transportation (1.05%)
AMR Corp.                                                                 20,500        1,381,188
Pittston Service Group                                                    87,000        2,066,250
                                                                                      -------------
                                                                                        3,447,438
                                                                                      -------------
Autos & Auto Equipment (2.25%)
Borg-Warner Automotive, Inc.                                               6,500          167,375
Breed Technologies, Inc.                                                   7,500          150,938
Detroit Diesel Corp.                                                         200            4,650
Eaton Corp.                                                               18,000        1,032,750
Echlin, Inc.                                                               4,900          178,850
Ford Motor Co.                                                            74,600        2,014,200
Kaydon Corp.                                                               1,900           52,250
Masland Corp.                                                              4,400           59,950
Smith (A.O.) Corp.                                                         2,700           64,463
SPX Corp.                                                                    600       $    8,175
Standard Motor Products, Inc.                                                100            1,950
TRW Inc.                                                                  48,500        3,607,188
                                                                                      -------------
                                                                                        7,342,739
                                                                                      -------------
Banks (4.71%)
AMMB Bhd                                                                   4,000           39,527
Associated Banc-Corp.                                                        500           18,375
Bank of Boston Corp.                                                      16,600          556,100
Bankamerica Corp.                                                         40,000        1,980,000
Bankatlantic Bancorp, Inc.                                                   800           12,300
Barnett Banks, Inc.                                                       26,400        1,234,200
Baybanks, Inc.                                                             3,200          199,600
CCB Financial Corp.                                                          500           20,813
Centura Banks, Inc.                                                        1,100           28,463
Charter One Financial                                                      2,000           45,875
Chemical Banking Corp.                                                    74,600        3,114,550
Citicorp                                                                  43,000        1,994,125
City National Corp.                                                        5,000           50,625
CNB Bancshares, Inc.                                                         400           11,900
Commerce Asset Holdings                                                   10,000           43,739
Commerce Bancorp, Inc.                                                     1,400           23,888
Corestates Financial Corp.                                                17,500          570,938
Cullen/Frost Bankers Inc.                                                    900           33,300
FFY Financial Corp.                                                        1,700           30,600
First American Corp. (Tenn.)                                               2,400           83,100

                                      Aetna Mutual Funds Semi-Annual Report  81

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
First Commercial Corp.                                                       400      $    10,000
First Commonwealth Financial Corp.                                         1,100           16,775
First Financial Corp. (Wis.)                                                 800           12,650
First Interstate Bancorp                                                  36,200        2,782,875
Firstier Financial, Inc.                                                     300           10,088
Hawkeye Bancorporation                                                       500           11,313
Hibernia Corp.
 Class "A"                                                                 6,500           52,000
HSBC Holdings Plc                                                          8,600           99,025
JSB Financial, Inc.                                                        2,100           62,738
Loyola Capital Corp.                                                         300            8,550
MAF Bancorp, Inc.                                                            400            9,400
Mellon Bank Corp.                                                         38,900        1,526,825
National Commerce Bancorporation                                             400            9,900
New York Bancorp., Inc.                                                      600           11,325
North Fork Bancorp.                                                        1,100           19,250
N.S. Bancorp, Inc.                                                           100            2,956
Queens County Bancorp, Inc.                                                1,600           49,000
Reliance Bancorp                                                           1,600           20,200
Security Capital Corp.                                                     2,000           94,500
Silicon Valley Bancshares                                                    500            7,875
Standard Financial, Inc.                                                     900           11,025
Star Banc Corp.                                                            2,100           87,675
St. Francis Capital Corp.                                                    600      $    11,250
Summit Bancorporation                                                      2,400           46,350
Susquehanna Bancshares, Inc.                                                 400            9,125
TCF Financial Corp.                                                        5,500          235,813
The Boston Bancorp                                                         1,800           69,975
Trustmark Corp.                                                              600           10,050
Valley National Bancorp                                                      945           23,625
                                                                                      -------------
                                                                                       15,414,151
                                                                                      -------------
Building Materials & Construction (0.83%)
American Buildings Company                                                 2,000           37,125
Armstrong World Industries, Inc.                                          26,900        1,223,950
Butler Manufacturing Company                                                 400           15,900
Carlisle Cos., Inc.                                                          600           22,575
Champion Enterprises, Inc.                                                 2,200           66,000
Granite Construction Inc.                                                  1,500           30,281
Hong Leong Industries Bhd                                                  7,000           37,138
Hume Industries- Malaysia                                                  8,000           31,913
Metra Oy 'B'                                                                 700           28,447
Modine Manufacturing Co.                                                   1,700           57,800
National Steel Corp.                                                      11,100          141,525
NCI Building Systems, Inc.                                                   900           16,088

See Notes to Portfolio of Investments.

82  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Radex-Heraklith Industrial AG                                              1,000       $   30,949
Redman Industries, Inc.                                                    3,800           74,575
Security Capital Industrial Trust                                          9,100          142,188
Skyline Corp.                                                                800           14,200
Stone & Webster, Inc.                                                        800           23,800
Strabag Oesterreich AG                                                       300           45,961
Texas Industries, Inc.                                                     1,800           67,725
Tredegar Industries, Inc.                                                    900           20,475
UNR Industries, Inc.                                                       1,500            8,953
VA Technologie AG                                                            700           77,445
Vulcan Materials Co.                                                       1,300           75,400
Webb (Del E.) Corp.                                                       10,600          202,725
WHX Corp.                                                                 12,300          132,225
Wienerberger Baustoffind                                                     100           33,623
Wing Tai Holdings                                                         36,000           60,969
                                                                                      -------------
                                                                                        2,719,955
                                                                                      -------------
Chemicals (2.47%)
ARCO Chemical Co.                                                          1,800           83,700
Cabot Corp.                                                                6,800          266,900
Chemed Corp.                                                               1,500           46,125
Cytec Industries+                                                          2,400           87,300
du Pont (E.I.) de Nemours & Co.                                           12,900          849,788
Dyno Industrier AS                                                         1,300           34,474
Eastman Chemical Co.                                                       5,700          323,475
First Mississippi Corp.                                                    8,500       $  212,500
Fuji Photo Film Ord                                                        3,000           73,554
Fuller (H.B.) Co.                                                            300           11,363
IMC Global, Inc.                                                           3,700          181,763
Loctite Corp.                                                              1,100           54,725
Lyondell Petrochemical Co.                                                11,200          278,600
Morton International, Inc.                                                82,700        2,563,700
Norsk Hydro AS                                                             4,100          167,044
Olin Corp.                                                                 4,700          262,613
OM Group, Inc.                                                             2,200           52,525
PPG Industries, Inc.                                                      21,300          838,688
Sekisui Chemical Co.                                                       5,000           62,485
Sterling Chemicals, Inc.                                                  10,400          130,000
The Geon Gompany                                                           9,900          267,300
Union Carbide Corp.                                                       26,100          835,200
Vigoro Corp.                                                               6,000          239,250
Wellman, Inc.                                                              5,900          159,300
                                                                                      -------------
                                                                                        8,082,372
                                                                                      -------------
Commercial Services (0.90%)
Actava Group, Inc.                                                         1,300           12,025
Allwaste, Inc.+                                                            2,900           17,400
California Water Service Co.                                                 400           12,750
Devry, Inc.                                                                3,200          121,200
Flightsafety International, Inc.                                           1,000           49,250
Flughafen Wien AG                                                            800           35,700
Franklin Quest Co.+                                                        4,100          136,325
GRC International Inc.                                                     2,100           30,450

                                      Aetna Mutual Funds Semi-Annual Report  83

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Health Management Systems, Inc.                                              150      $     3,488
Inchcape Plc                                                              22,400          114,994
Interim Services, Inc.                                                       500           14,406
Ionics, Inc.                                                               2,000           56,000
Jacobs Engineering Group Inc.+                                             2,300           45,425
Kelly Services Inc. Class "A" +                                              100            3,400
Kindercare Learning Centers, Inc.                                          4,500           60,750
Manpower Inc.                                                                400           13,350
Olsten Corp.                                                               7,500          255,938
Orkla A/S Class "A"                                                        3,000          111,279
Paychex, Inc.                                                                300           14,306
Robert Half International Inc.                                             7,400          195,175
Rollins Inc.                                                                 800           22,500
Royal PTT NV                                                               2,700           94,281
Security Capital Pacific Trust                                            15,700          274,750
Service Corp. International                                               36,300        1,025,475
Stewart Enterprises, Inc.                                                  3,100           86,025
True North Communications, Inc.                                            2,000           38,000
Welsh Water Plc                                                            6,400           63,754
Western Waste Industries                                                   2,100           38,850
                                                                                      -------------
                                                                                        2,947,246
                                                                                      -------------
Computer & Office Equipment (5.30%)
Adaptec, Inc.                                                              4,200      $   134,925
Ceridian Corp.                                                           116,800        4,029,600
Champion Industries, Inc.                                                    600           12,525
Dell Computer Corp.                                                        6,000          328,125
Ennis Business Forms, Inc.                                                   100            1,338
Fair Isaac & Company, Inc.                                                   200            9,400
Gartner Group, Inc.+                                                       1,700           70,444
Gateway 2000, Inc.+                                                        6,200          117,413
HBO and Co.                                                                  300           13,650
In Focus Systems, Inc.                                                     5,100          136,425
International Business Machines Corp.                                    100,300        9,503,425
OPTI, Inc.+                                                                7,700          116,463
Planar Systems, Inc.+                                                      6,900          134,550
Read-Rite Corp.                                                           13,900          296,244
Standard Register Co.                                                        400            7,250
Sterling Software, Inc.                                                    7,700          261,800
Stratus Computer, Inc.                                                       300            8,925
Sun Microsystems, Inc.                                                    24,500          973,875
Telxon Corp.                                                               1,000           16,000
United Stationers, Inc.                                                       44              759
Xerox Corp.                                                                9,300        1,145,063
                                                                                      -------------
                                                                                       17,318,199
                                                                                      -------------
Computer Software (0.88%)
Adobe Systems, Inc.                                                        3,200          186,000
American Management Systems, Inc.+                                         6,100          128,100
Autodesk, Inc.                                                            38,600        1,317,225

See Notes to Portfolio of Investments

84  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Boole & Babbage, Inc.                                                        500       $   14,500
CACI International, Inc.                                                     300            3,038
Cadence Design Systems, Inc.                                               7,400          238,650
Continum, Inc.                                                             1,700           56,100
Exabyte Corp.                                                             12,400          155,000
Informix Corp.                                                             7,600          298,775
Kronos, Inc.                                                               1,500           45,188
National Data Corp.                                                          900           16,763
Peoplesoft, Inc.+                                                            300           15,450
Policy Management Systems Corp.+                                             100            5,038
Reynolds & Reynolds Co. Class "A"                                          4,000          106,000
Sungard Data Systems Inc.+                                                 6,000          278,250
                                                                                      -------------
                                                                                        2,864,077
                                                                                      -------------
Consumer Products (1.20%)
Chic By HIS Inc.+                                                          1,400           14,875
Cobra Golf, Inc.                                                           4,700          101,638
Consolidated Papers Inc.                                                   5,400          264,600
Dial Corp.                                                                26,200          632,075
Ekco Group, Inc.                                                             100              588
Fieldcrest Cannon, Inc.+                                                   4,100           90,713
First Brands Corp.                                                         9,300          358,050
Gencorp Inc.                                                               4,500           56,813
Guilford Mills, Inc.                                                         200            4,950
Huffy Corp.                                                                1,800           26,100
Libbey Inc.                                                                1,700           32,938
Natures Sunshine Products, Inc.                                            1,340       $   17,253
Oneida Ltd.                                                                  600            9,000
Procter & Gamble Co.                                                      21,300        1,488,338
Reckitt & Coleman Plc                                                     10,200          105,219
Springs Industries, Inc. Class "A"                                         1,400           54,425
Unifi, Inc.                                                                3,400           85,425
Valspar Corp.                                                              2,400           84,900
VF Corp.                                                                  10,000          505,000
                                                                                      -------------
                                                                                        3,932,900
                                                                                      -------------
Diversified (3.02%)
Applied Power, Inc.                                                        1,300           34,288
Astec Industries, Inc.+                                                    1,600           18,000
Bic Corp.                                                                  1,000           33,875
Blount Inc. Class "A"                                                        300           13,388
Brascan Ltd. 'A'                                                           1,400           18,776
Brau-Union Goess- Reining. AG                                                600           38,620
Cyrk International, Inc.                                                   2,800           40,250
Dover Corp.                                                               42,100        2,736,500
Eastern Enterprises                                                        7,000          209,125
Elkjop                                                                     2,000           35,358
Griffon Corp.                                                              5,800           44,950
Hagemeyer N.V.                                                               500           43,245
Harrisons & Crosfield Plc                                                 39,200           97,781
Harsco Corp.                                                               3,000          142,875
Helix Technology Corp.                                                     1,200           39,000
Insilco Corp.                                                                800           21,700
ITT Corp.                                                                 35,000        3,657,500
Katy Industries                                                              800            7,300

                                      Aetna Mutual Funds Semi-Annual Report  85

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kulicke & Soffa Industries, Inc.                                           5,000       $  212,188
Loews Corp.                                                                1,900          193,563
Lonrho Plc                                                                41,300          109,666
Lydall, Inc.                                                                 400           14,800
Oasis Residential Inc.                                                    11,600          253,750
Pentair, Inc.                                                              2,400          110,100
Plantronics Inc.                                                             700           19,075
Santa Anita Realty Enterprises, Inc.                                         600            9,825
Spieker Properties, Inc.                                                   4,300           83,850
SPS Technologies, Inc.+                                                      400           12,650
Standex International Corp.                                                1,100           34,513
Summit Properties Inc.                                                     2,100           34,913
Textron Inc.                                                              26,200        1,493,400
Valmet Corp. Class "A"                                                     1,000           22,716
Varlen Corp.                                                                 600           13,950
Westmont Bhd                                                               7,000           30,334
                                                                                      -------------
                                                                                        9,881,824
                                                                                      -------------
Electric Utilities (4.54%)
Allegheny Power System, Inc.                                               4,000           94,000
Aquarion Company                                                             800           17,700
Baltimore Gas & Electric                                                  13,900          328,388
Boston Edison Co.                                                          5,200          124,150
California Energy Co.                                                      1,700           28,263
Central Hudson Gas & Electric                                              3,300           85,388
Central Maine Power Co.                                                   10,200       $  113,475
CILCORP, Inc.                                                              1,900           69,113
CMS Energy Corp.                                                           5,800          135,575
Commonwealth Energy System Co.                                               800           32,800
DPL Inc.                                                                   6,700          139,863
DQE, Inc.                                                                  5,500          185,625
Evn-Energie-Versorgung                                                       300           39,360
Florida Progress Corp.                                                     1,800           54,900
General Public Utilities Corp.                                             6,500          185,250
Green Mountain Power Corp.                                                   800           20,500
Hokkaido Electric Power                                                    3,000           81,409
IES Industries, Inc.                                                       2,500           51,875
Illinova Corp.                                                            10,500          244,125
Kansas City Power & Light Co.                                              2,100           47,775
LG&E Corp.                                                                 1,100           42,488
MDU Resources Group, Inc.                                                  1,500           41,438
Midwest Resources, Inc.                                                    1,900           27,075
Montana Power Co.                                                          2,900           67,063
National Power Plc--Adr                                                    5,350           60,856
New York State Electric & Gas Corp.                                        6,100          133,438
Nipsco Industries, Inc.                                                    7,800          251,550
Northern States Power Co. (Minn.)                                         12,000          531,000
Oesterreichisch Elektriz                                                   1,300           85,948
Ohio Edison Company                                                      136,000        2,737,000

See Notes to Portfolio of Investments.

86  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Oklahoma Gas and Electric                                                  3,200      $   110,000
Orange and Rockland Utilities, Inc.                                        2,600           82,550
Otter Tail Power Co.                                                         500           16,625
Peco Energy Co.                                                           30,300          780,225
Pinnacle West Capital Corp.                                               11,200          240,800
Portland General Corp.                                                     6,900          143,175
Powergen Plc                                                               5,350           68,213
Public Service Co. Of New Mexico                                          18,300          233,325
Rochester Gas & Electric Corp.                                             3,700           76,313
Scecorp                                                                  229,000        3,835,750
Sierra Pacific Resources                                                   3,300           68,888
Siliconix Inc.                                                               200            2,725
Southwestern Public Service Company                                          700           19,950
Tenaga Nasional Bhd                                                        9,000           40,094
Three-Five Systems, Inc.                                                   1,600           38,800
TNP Enterprises, Inc.                                                        700           11,113
Transalta Corp.                                                            3,100           31,893
Unicom Corp.                                                              83,400        2,189,250
Union Electric Co.                                                         7,300          260,063
United Illuminating Co.                                                    2,000           64,250
Western Resources, Inc.                                                    2,100           63,788
Wisconsin Energy Corp.                                                    11,400          316,350
WPS Resources Corp.                                                        2,700           77,963
                                                                                      -------------
                                                                                       14,829,493
                                                                                      -------------
Electrical Equipment (7.21%)
3Com Corp.+                                                                3,300      $   184,594
AMETEK, Inc.                                                               4,600           74,750
AMP Inc.                                                                  33,600        1,436,400
Avnet, Inc.                                                                4,600          204,700
Belden Inc.                                                                2,700           60,750
Burr-Brown Corp.                                                           2,400           61,200
Cellstar Corp.                                                             6,500          125,125
Diebold, Inc.                                                                300           12,450
Dionex Corporation                                                           500           20,938
Emerson Electric Co.                                                      49,300        3,315,425
First Alert, Inc.                                                          8,400          102,375
General Electric Co.                                                     123,900        6,938,400
Grainger, (W.W.), Inc.                                                     6,100          369,050
Harman International Industries                                            2,800          102,200
Hitachi Ltd. (Hit. Seisakusho)                                             7,000           71,233
International Rectifier Corp.                                              8,900          225,838
Itel Corp                                                                  2,300           82,800
Kemet Corp.                                                                3,500          136,938
Linear Technology Corp.                                                      400           23,750
Littlefuse, Inc.                                                             800           27,000
Marshall Industries                                                          400           11,050
Microchip Technology Corp.                                                19,700          550,369
Mitsubishi Electric Corp.                                                  8,000           56,748
Molex, Inc.                                                                1,300           49,400
Park Electrochemical Corp.                                                 1,200           45,000

                                      Aetna Mutual Funds Semi-Annual Report  87

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Parker-Hannifin Corp.                                                     51,000      $ 2,652,000
Pittway Corp. Class "A"                                                    1,100           48,538
Sunstrand Corp.                                                            1,600           88,800
Tektronix, Inc.                                                           83,400        3,794,700
Telco Systems, Inc.                                                        3,300           40,013
Teleflex Inc.                                                                800           33,100
Teradyne, Inc.                                                             5,000          253,125
Texas Instruments, Inc.                                                   22,300        2,363,800
Valmont Industries                                                           700           14,875
                                                                                      -------------
                                                                                       23,577,434
                                                                                      -------------
Electronics (2.00%)
Alcatel STK AS                                                               600           28,930
Allen Group Inc.                                                           3,000           67,875
Austria Mikro Systeme International+                                         300           29,859
Bell Industries, Inc.                                                      1,100           22,138
Best Power Technology, Inc.                                                1,000           12,625
CTS Corp.                                                                    500           16,563
Dynatech Corp.                                                             3,200           55,200
Esterline Technology+                                                      1,800           30,375
Glenayre Technologies, Inc.                                                3,300          202,538
Input/Output Inc.                                                          3,700          125,338
Intel Corp.                                                               18,000        1,843,875
Kyocera Corp.                                                              1,000           77,363
Logicon Inc.                                                               1,600           59,200
Loral Corp.                                                               12,000          564,000
Matsushita Electric Industrial Co. Ltd.                                    4,000      $    67,127
Maxim Integrated Products, Inc.                                            3,500          127,750
Micron Technology Inc.                                                     3,300          271,425
Motorola, Inc.                                                             8,300          472,063
MTS Systems Corp.                                                            300            7,388
Nintendo Corp. Ltd.+                                                       1,000           64,151
Philips Electronics N.V.                                                   2,800          106,990
Pioneer Standard Electronics, Inc.                                           700           13,825
Rohm Company                                                               3,000          138,896
Seagate Technology, Inc.                                                   3,700          117,938
Sensormatic Electronics Corp.                                              7,500          223,125
Tandy Corp.                                                               27,000        1,336,500
Tencor Instruments                                                         3,500          237,563
Tracor Inc.                                                                3,500           45,281
Unitrode Corp.                                                             1,600           33,200
Varian Associates, Inc.                                                    2,300          105,800
Venture Manufacturing Ltd.                                                11,000           26,207
                                                                                      -------------
                                                                                        6,531,108
                                                                                      -------------
Environmental Control (0.41%)
Browning-Ferris Industries, Inc.                                          40,100        1,323,300
Groundwater Technology, Inc.+                                              1,500           19,500
                                                                                      -------------
                                                                                        1,342,800
                                                                                      -------------

See Notes to Portfolio of Investments.

88  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Financial Services (3.52%)
Abbey National Plc                                                        11,900       $   89,051
ABN-Amro Holdings NV                                                       1,200           46,240
Advanta Corporation                                                        1,200           41,400
ALBANK Financial Corp.                                                     1,600           41,200
America General Corp.                                                    117,900        3,890,700
Astoria Financial Corp.+                                                   2,500           85,156
AT&T Capital Corp.                                                           700           18,725
Bank of Montreal                                                           2,200           44,863
Bank of New York Co., Inc.                                                13,700          450,388
Bankers Corp.                                                              3,100           50,956
Barclays Plc                                                              10,600          109,004
Bell Bancorp, Inc.                                                           500           14,000
Brooklyn Bancorp+                                                            300            9,600
Canadian Imperial Bank of Commerce                                         1,600           39,830
Cincinnati Financial Corp.                                                   400           22,300
Citizens Bancorp                                                             100            2,950
CNA Financial Corp.                                                          600           46,200
Coral Gables Fedcorp, Inc.                                                 1,600           42,000
Creditanstalt- Bankverein                                                  1,500           86,062
Dean Witter Discover & Co.                                                62,400        2,644,200
Deposit Guaranty Corp.                                                     1,000           34,625
Development Bank Of Singapore+                                             7,000       $   74,848
Duff & Phelps Corp.                                                        7,100           77,213
Federal Home Loan Mortgage Corp.                                          19,600        1,278,900
Finova Group Inc.                                                          1,200           40,500
First Bank System, Inc.                                                    4,400          178,200
First Empire State Corp.                                                     300           48,150
First Midwest Bancorp                                                        100            2,400
First Palm Beach Bancorp                                                   1,200           21,450
Fort Wayne National Corp.                                                    400           10,850
GP Financial Corp.                                                         5,900          141,231
Great Financial Corp.                                                      1,000           17,688
Home Financial Corp.                                                       4,100           51,763
Kagoshima Bank                                                             4,000           35,753
Keystone Financial, Inc.                                                     300            8,644
Leader Financial Corp.                                                       600           16,313
Leucadia National Corp.                                                    1,400           62,650
Liberty Financial Companies                                                  450           11,194
Lion Land Bhd                                                             25,000           28,856
Mark Twain Bancshares, Inc.                                                1,200           37,725
Money Store Inc. (The)                                                       500           11,781
Nippon Shinpan Co.                                                         6,000           47,560
Orient Corp.                                                              10,000           54,749

                                      Aetna Mutual Funds Semi-Annual Report  89

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Oversea-Chinese Banking                                                    4,000      $    43,631
Peoples Heritage Financial Group                                           3,100           43,206
Pioneer Group, Inc.                                                        5,200          132,275
Promise Co., Ltd.                                                          2,000           87,360
Rashid Hussain Bhd                                                        12,000           28,187
Raymond James Financial, Inc.                                                100            1,750
Republic Bancorp, Inc.                                                       800            9,300
River Forest Bancorp, Inc.                                                   200            7,325
Rochester Community Savings Bank                                           1,900           35,388
Royal Bank Of Canada                                                       1,700           37,322
Sanyo Shinpan Finance Co.                                                  1,000           81,766
Sparebanken Nor (Union Bank of Norway)                                     1,700           34,699
Student Loan Corp.                                                           100            2,488
Travelers Group, Inc.                                                     17,000          703,375
Union Bank                                                                   700           27,300
Unitas Bank Ltd. Class "A"                                                14,900           44,101
United Overseas Bank Ltd.                                                  3,000           31,216
Vallicorp Holdings, Inc.                                                   1,500           22,125
World Acceptance Corp.                                                       300            8,550
Yasuda Trust & Banking                                                     9,000      $    72,840
                                                                                      -------------
                                                                                       11,522,072
                                                                                      -------------
Food & Beverage (7.91%)
Anheuser Busch Co.                                                        58,000        3,371,250
Archer-Daniels- Midland Co.                                              185,400        3,383,550
Associated British Foods                                                   7,900           82,510
Bob Evans Farms, Inc.                                                      1,900           38,950
Bols Wessanen Cva                                                          1,300           27,606
Cadbury Schweppes Plc                                                     10,000           72,016
Cagle's, Inc.                                                              1,300           25,838
Campbell Soup Co.                                                         22,000        1,127,500
Coca-Cola Co. (The)                                                       87,000        5,056,875
Coca-Cola Enterprises, Inc.                                               10,600          237,175
Conagra, Inc.                                                            108,400        3,604,300
CPC International Inc.                                                    33,000        1,934,625
Cultor Oy                                                                    800           26,310
Goodmark Foods, Inc.                                                         900           14,344
Hillsdown Holdings Plc                                                    29,900           88,537
Hormel Foods Corp.                                                         7,000          191,625
Hudson Foods, Inc. Class "A"                                              11,250          194,063
Huhtamaki Group Class "I"                                                    800           25,934
IBP, Inc.                                                                  7,400          273,800
International Multifoods Corp.                                             3,500           71,750

See Notes to Portfolio of Investments.

90  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kikkoman                                                                   9,000      $    75,518
Kroger Co.                                                                23,400          596,700
Lance, Inc.                                                                1,000           17,625
Luby's Cafeterias Inc.                                                    17,100          324,900
McDonald's Corp.                                                           6,000          210,000
Michael Foods, Inc.                                                        1,600           20,200
Molson Companies Ltd.                                                      2,200           33,546
Mondavi (Robert) Corp.+                                                      800           11,500
Nash-Finch Company                                                         1,300           20,881
Oester Brau- Beteiligungs                                                    700           35,988
Richfood Holdings, Inc.                                                    2,600           51,350
Safeway, Inc.                                                              5,600          210,000
Sara Lee Corp.                                                            99,600        2,776,350
Smith's Food & Drug Centers, Inc.                                            200            4,325
Super Food Services, Inc.                                                    800            8,900
Supervalu Inc.                                                            47,000        1,239,625
Thorn Apple Valley, Inc.                                                   2,300           41,400
Tyson Foods, Inc.                                                          7,600          179,075
Unilever N.V.                                                                800          107,248
Universal Foods Corp.                                                      1,700           55,250
                                                                                      -------------
                                                                                       25,868,939
                                                                                      -------------
Gas Utilities (0.01%)
Public Service Co. of North Carolina                                         800           11,900
South Jersey Industries                                                      500      $    10,063
                                                                                      -------------
                                                                                           21,963
                                                                                      -------------
Health Services (0.01%)
Advantage Health Corp.                                                       600           16,950
Columbia/HCA Healthcare Corp.                                             54,200        2,276,400
Health Management Associates Class "A"                                     1,400           40,600
Horizon Healthcare Corp.                                                  11,200          233,800
Humana Inc.                                                               77,500        1,511,250
Invacare Corp.                                                             2,200           86,350
Lincare Holdings, Inc.+                                                    7,200          221,400
Owens & Minor, Inc.                                                        6,600           89,100
Pharmacy Management Services, Inc.+                                        1,500           23,813
Quorum Health Group, Inc.                                                  1,200           24,600
Respironics, Inc.                                                            600            8,625
Surgical Care Affiliates, Inc.                                             3,600           83,700
Universal Health Services, Inc.                                            2,600           68,575
West Co., Inc.                                                               400           11,200
                                                                                      -------------
                                                                                        4,696,363
                                                                                      -------------
Health Technology (0.13%)
Barr Laboratories, Inc.                                                      400            8,400
Cordis Corp.                                                               2,600          187,200
Isomedix, Inc.                                                               400            5,950
Kinetic Concepts, Inc.                                                       900            6,863

                                      Aetna Mutual Funds Semi-Annual Report  91

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Sullivan Dental Products, Inc.                                               300       $    4,125
Sybron International Corp.                                                 5,300          196,763
                                                                                      -------------
                                                                                          409,301
                                                                                      -------------
Home Furnishings & Appliances (0.04%)
Harvestry Furniture Company, Inc.                                          3,500           36,313
Juno Lighting, Inc.                                                          100            2,050
Kimball International, Inc. Class "B"                                        300            7,875
Leggett & Platt, Inc.                                                      2,200           84,700
                                                                                      -------------
                                                                                          130,938
                                                                                      -------------
Hotel & Restaurant (0.19%)
Compass Group Plc                                                         16,700           89,629
Cracker Barrel Old Country Store, Inc.                                     3,000           63,563
Hotel Properties Ltd.                                                     18,000           33,585
La Quinta Inns Inc.                                                        5,200          155,350
Marcus Corp.                                                                 400           10,650
Prime Hospitality Corp.                                                    2,500           25,000
RFS Hotel Investors, Inc.                                                  6,600           96,525
Sonic Corp.                                                                4,900          127,400
Uno Restaurant Corp.                                                       1,625           17,773
                                                                                      -------------
                                                                                          619,475
                                                                                      -------------
Insurance (3.00%)
Acceptance Insurance Companies, Inc.+                                      1,400           21,350
Aegon N.V.                                                                 1,100           85,555
AFLAC, Inc.                                                                7,500       $  309,375
Allied Group, Inc.                                                           700           20,388
Allmerica Property & Casualty Co.                                          1,100           20,900
Allstate Corp.                                                             7,000          212,625
American Travellers Corp.+                                                 1,600           32,000
AON Corp.                                                                  7,000          258,125
Argonaut Group, Inc.                                                         600           18,150
Capital American Financial Corp.                                           1,100           24,063
Cigna Corp                                                                 3,300          239,663
CMAC Investment Corp.                                                      5,900          218,300
Ea-Generali AG                                                               300           78,967
Emphesys Financial Group, Inc.                                               100            2,638
E. W. Blanch Holdings, Inc.                                                  300            5,625
Fremont General Corp.                                                      3,100           68,588
Fund American Enterprises                                                    404           29,139
Gallagher (Arthur J.) & Co.                                                1,700           58,225
General Re Corp.                                                          21,500        2,738,563
Guardian Royal Exchange                                                   23,700           71,895
HCC Insurance Holdings, Inc.                                                 300            6,825
Healthwise Of America, Inc.                                                  600           16,950
Lawyers Title Corp.                                                          600            8,700

See Notes to Portfolio of Investments.

92  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Life Partners Group, Inc.                                                  2,900       $   56,550
Markel Corp.                                                                 400           20,650
Maxicare Health Plans, Inc.+                                               6,700          105,106
Mutual Assurance, Inc.                                                       400           10,600
Ohio Casualty Corp.                                                        4,800          140,700
Old Republic International                                                 3,100           79,825
Orion Capital Corp.                                                        2,200           77,275
Progressive Corp.                                                         36,200        1,366,550
Protective Life Corp.                                                      1,100           49,913
PXRE Corp.                                                                   700           17,150
Reliastar Financial Corp.                                                  3,945          141,527
Royal Insurance Holdings                                                  17,800           86,796
Security-Connecticut Corp.                                                 2,200           55,000
Selective Insurance Group                                                  1,300           38,025
St. Paul Companies, Inc.                                                  50,100        2,411,063
Transatlantic Holdings, Inc.                                               2,300          146,050
Trenwick Group, Inc.                                                         300           13,313
Uni Storebrand AS                                                         24,500           91,747
United American Healthcare Corp.                                           2,100           35,438
Unitrin, Inc.                                                              4,000          193,000
Vesta Insurance Group, Inc.                                                4,000          133,500
Zenith National Insurance                                                    300       $    6,113
                                                                                      -------------
                                                                                        9,822,500
                                                                                      -------------
Leisure & Entertainment (0.46%)
Arctco, Inc.                                                              10,200          142,800
Carmike Cinemas Class "A"                                                  2,700           60,075
Chris-Craft Industries Inc.                                                3,430          115,763
Fleetwood Enterprises, Inc.                                               22,800          524,400
Topps Co., Inc.+                                                             700            4,331
Walt Disney Co.                                                           11,600          642,350
                                                                                      -------------
                                                                                        1,489,719
                                                                                      -------------
Machinery (1.27%)
AGCO Corp                                                                  7,500          267,188
Caterpillar Inc.                                                          40,700        2,380,950
Fluor Corp.                                                               10,600          545,900
Ralston-Ralston Purina Group                                              20,000          950,000
Regal-Beloit Corp.                                                         1,600           24,400
                                                                                      -------------
                                                                                        4,168,438
                                                                                      -------------
Machinery & Equipment (0.31%)
Barnes Group, Inc.                                                           600           26,925
Clarcor, Inc.                                                              1,000           21,000
Danaher Corp.                                                              5,400          160,650
Donaldson Company, Inc.                                                    4,900          121,888
Electroglas, Inc.                                                            200            8,750
Harnischfeger Industries, Inc.                                             9,600          283,200
Indresco Inc.                                                              4,600           64,400

                                      Aetna Mutual Funds Semi-Annual Report  93

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Jenbacher Werke AG                                                           200       $   31,772
JLG Industries, Inc.                                                         800           16,200
Kone Corporation class "B"                                                   200           24,900
Koyo Seiko Co., Ltd.                                                       7,000           73,649
Raymond Corp. (The)                                                          525           10,631
Tecumseh Products Co. Class "A"                                            2,900          145,000
Tsukishima Kikai                                                           1,000           19,043
Watts Industries, Inc.                                                       900           20,475
                                                                                      -------------
                                                                                        1,028,483
                                                                                      -------------
Media (1.42%)
Advo, Inc.                                                                 1,900           38,238
Capital Cities/ABC, Inc.                                                  38,300        3,236,350
Clear Channel Communications, Inc.                                         1,700           95,625
Finnair Oy                                                                 2,500           19,673
Genting Bhd                                                                7,000           63,786
Granada Group Plc                                                          7,100           65,071
Heritage Media Corp. Class "A"                                             2,200           56,100
King World Productions, Inc.+                                              3,900          156,975
Magnum Corp. Bhd                                                          21,000           38,272
Media General, Inc.                                                        2,300           74,750
Park Communications, Inc.+                                                   500           15,219
Regal Cinemas, Inc.                                                        2,400           65,700
Viacom International Class "B"                                            15,800       $  724,825
                                                                                      -------------
                                                                                        4,650,584
                                                                                      -------------
Medical Services (0.05%)
Health Management, Inc.                                                    3,400           61,625
Healthcare Compare Corp.+                                                  2,400           72,300
Healthsouth Corp.+                                                         1,000           19,750
                                                                                      -------------
                                                                                          153,675
                                                                                      -------------
Medical Supplies (1.32%)
Amsco International, Inc.+                                                12,700          160,338
Baxter International, Inc.                                                   100            3,475
Becton, Dickinson & Co.                                                   66,700        3,718,525
Cardinal Health Inc.                                                       5,500          253,688
Datascope Corp.+                                                           1,900           34,675
Nellcor, Inc.                                                              3,500          145,688
Spacelabs Medical, Inc.                                                      500           12,250
                                                                                      -------------
                                                                                        4,328,639
                                                                                      -------------
Metals (1.90%)
Acme Metals, Inc.+                                                         1,500           24,656
Alcan Aluminum Ltd.                                                       36,700        1,041,230
Alumax Inc.+                                                               8,000          226,000
Asarco, Inc.                                                              14,300          389,675
Ashland Coal, Inc.                                                         1,100           30,388
Brenco, Inc.                                                               1,100           14,919
British Steel Plc                                                         32,100           87,303
Cleveland Cliffs Inc.                                                      1,100           40,288
Commercial Metals Co.                                                        900           23,850

See Notes to Portfolio of Investments.

94  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Cyprus Amax Minerals Co.                                                  26,000       $  724,750
Dofasco, Inc.                                                              2,300           28,733
Elkem AS Class "A"+                                                            0           44,339
Freeport McMoRan Copper & Gold, Inc.                                       6,476          135,187
Freeport McMoRan, Inc.                                                     6,100          107,513
Handy & Harman                                                             5,000           75,000
J & L Specialty Steel, Inc.                                                1,500           27,750
Kennametal Inc.                                                           16,600          556,100
Kon. Ned. Hoogovens En                                                       700           27,019
Magma Copper Co.                                                          11,800          197,650
Material Sciences Corp.                                                      700           12,688
Minerals Technologies, Inc.                                                1,600           53,200
Noranda, Inc.                                                              2,300           40,353
Nucor Corp.                                                                9,200          441,600
Outokumpu Oy Class "A"                                                     1,600           28,640
Phelps Dodge Corp.                                                        14,100          798,413
Rautaruukki Oy                                                             5,000           39,934
Rouge Steel Co.                                                           43,900          982,263
                                                                                      -------------
                                                                                        6,199,441
                                                                                      -------------
Oil & Gas (7.86%)
Alberta Energy Co. Ltd.                                                    2,200           33,951
Amoco Corp.                                                                7,100          465,938
Box Energy Corp.-- Class "B"                                               1,200       $   10,200
Burmah Castrol Plc                                                         6,700           94,130
Castle Energy Corp.                                                          300            2,606
Conwest Exploration Co.                                                    1,100           20,209
Dekalb Energy Co.                                                          2,600           61,588
Exxon Corp.                                                              100,000        6,982,350
Falconbridge Ltd.                                                          2,200           33,951
Global Industries Ltd.                                                     2,700           69,863
Imperial Oil Ltd.                                                          1,100           39,104
Leviathan Gas Pipeline Partners L.P.                                       1,300           32,500
Mobil Corp.                                                               55,400        5,256,075
Newfield Exploration Co.                                                     900           20,700
Newpark Resources, Inc.                                                    1,100           24,338
Oneok Inc.                                                                 5,800          110,925
Panhandle Eastern Corp.                                                   80,000        1,920,000
Penn Virginia Corp.                                                          100            3,350
Petro-Canada                                                               2,900           27,438
Phoenix Resource Companies, Inc.                                           2,600           74,100
Quaker State Corp.                                                         4,900           69,825
Royal Dutch Petroleum Co.                                                 70,700        8,766,800
Saga Petroleum AS                                                          2,800           40,726
Santa Fe Pacific Pipeline Partners, L.P.                                   1,000           37,000
Shell Transport Class "A"                                                 18,600        1,325,250

                                      Aetna Mutual Funds Semi-Annual Report  95

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Sonat Offshore Drilling Co.                                                2,300      $    62,100
Tesoro Petroleum Corp.                                                     5,300           52,338
Texas Meridian Resources Corp.                                               200            2,450
Tide West Oil Co.                                                          1,200           12,375
Transcanada Pipelines Ltd.                                                 2,500           33,069
                                                                                      -------------
                                                                                       25,685,249
                                                                                      -------------
Oil & Gas Utilities (1.11%)
Connecticut Energy Corp.                                                     700           13,388
New Jersey Resources Corp.                                                 2,500           56,250
Northwest Natural Gas Co.                                                  1,000           30,750
OEMV AG                                                                      800           82,915
Pacific Enterprises                                                       21,000          517,125
Piedmont Natural Gas, Inc.                                                   900           18,338
Schlumberger, Ltd.                                                        42,000        2,640,750
Southern Indiana Gas & Electric Co.                                        1,200           36,300
Southwest Gas Corp.                                                        1,200           17,700
Union Texas Petroleum Holdings, Inc.                                       9,300          198,788
Westcoast Energy Inc.                                                      2,000           31,783
                                                                                      -------------
                                                                                        3,644,087
                                                                                      -------------
Oil & Gas Equipment (0.09%)
Camco International Inc.                                                   6,600          155,925
Smith International Inc.                                                   7,500      $   129,375
                                                                                      -------------
                                                                                          285,300
                                                                                      -------------
Paper & Containers (3.60%)
Abitibi-Price Inc.                                                         2,600           36,302
ACX Technologies, Inc.+                                                      400           17,400
Aptargroup, Inc.                                                             800           23,600
Avery Dennison Corp.                                                      50,500        2,051,563
Ball Corp.                                                                99,000        3,390,750
Bowater Inc.                                                               3,000          114,750
Champion International Corp.                                              22,200          976,800
Chesapeake Corp.                                                           9,600          297,600
Enso-Gutzeit Oy                                                            5,400           48,203
Gaylord Container Corp.                                                    5,700           64,125
Glatfelter (P.H.) Co.                                                      1,200           21,600
International Paper Co.                                                   50,000        3,850,000
Koninklijke KNP BHT                                                        1,000           30,207
Kymmene Oy                                                                 1,600           48,109
Leykam-Muerztaler Papier                                                     700           28,430
Longview Fibre Co.                                                         1,900           31,588
Macmillan Bloedel Ltd.                                                     2,900           37,827
Mayr-Melnhof Karton AG                                                       600           34,795
Metsa Serla Class "B"                                                      1,000           43,693
Owens-Illinois Inc.+                                                       4,900           58,188
Rayoner Inc.                                                               6,900          228,563
Repola Oy                                                                  2,900           58,381

See Notes to Portfolio of Investments.

96  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Rock-Tenn Co. Class "A"                                                      900      $    15,300
Stone-Consolidated Corp.                                                   1,900           23,736
Thermo Fibertek Inc.                                                         300            5,513
Willamette Industries, Inc.                                                4,500          228,938
                                                                                      -------------
                                                                                       11,765,961
                                                                                      -------------
Personal Care (0.05%)
American Safety Razor Co.+                                                 1,500           18,375
Block Drug Co., Inc.                                                         500           18,219
DSG International Ltd.                                                     6,000          111,750
Helene Curtis Industries, Inc.                                               400           13,750
                                                                                      -------------
                                                                                          162,094
                                                                                      -------------
Pharmaceuticals (6.51%)
Allergan, Inc.                                                            32,400          878,850
A.L. Pharma, Inc.-- Class "A"                                              3,700           88,338
Bristol-Myers Squibb Co.                                                  30,800        2,005,850
Carter-Wallace, Inc.                                                       1,100           13,888
Foxmeyer Health Corp.                                                      1,600           30,400
Johnson & Johnson                                                         87,500        5,687,500
Marion Merrell Dow, Inc.                                                   7,900          188,613
Medtronic, Inc.                                                           29,700        2,208,938
Pfizer Inc.                                                               15,200        1,316,700
Rhone-Poulenc Rorer, Inc.                                                  4,500      $   188,438
Schering Plough                                                           45,800        3,452,175
Smithkline Beecham Plc                                                    96,600        3,755,325
Warner Lambert Co.                                                        16,600        1,323,850
Watson Pharmaceuticals, Inc.                                               4,800          148,800
                                                                                      -------------
                                                                                       21,287,665
                                                                                      -------------
Printing & Publishing (1.62%)
Banta Corp.                                                                6,900          228,563
Belo (A.H.) Corp.                                                          4,000          240,500
Cadmus Communications Corp.                                                  400            7,275
CCH Inc.                                                                     300            5,025
Central Newspapers, Inc. Class "A"                                         3,000           78,000
Devon Group, Inc.                                                          2,200           58,850
Gannett Company, Inc.                                                     75,900        3,994,238
International Imaging Materials                                            1,500           39,938
Lee Enterprises, Inc.                                                      1,200           43,050
Meredith Corp.                                                             2,400           60,000
Omnicom Group                                                              2,700          150,188
Pulitzer Publishing Co.                                                    1,825           73,684
Reader's Digest Association, Inc.                                            100            3,938
Scholastic Corp.                                                           3,400          190,400
Scientific Games Holdings Corp.                                            3,700           89,263

                                      Aetna Mutual Funds Semi-Annual Report  97

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
VNU-Verenigde Nederlands Uitger Ver Beait                                    300       $   33,615
                                                                                      -------------
                                                                                        5,296,527
                                                                                      -------------
Rails (0.24%)
Conrail Inc.                                                              14,100          770,213
                                                                                      -------------
Real Estate (1.09%)
Amli Residential Properties Trust                                          4,300           78,475
Amresco, Inc.                                                              2,100           14,963
Camden Property Trust                                                      6,000          126,000
Centerpoint Properties Corp.                                                 200            3,800
Chelsea GCA Realty, Inc.                                                   7,700          187,688
Colonial Properties Trust                                                  4,600          105,225
Crown America Realty Trust                                                10,100          126,250
Debartolo Realty Corp.                                                    19,300          267,788
Duke Realty Investments, Inc.                                             11,200          305,200
Equity Inns, Inc.                                                          6,500           73,938
Equity Residential Properties Trust                                       12,100          323,675
General Growth Properties                                                  5,100          103,275
Health Care Properties Investors, Inc.                                     6,400          193,600
Irvine Apartment Communities, Inc.                                        17,100       $  269,325
Merry Land & Investment Co., Inc.                                         19,400          366,175
MGI Properties                                                             2,800           39,550
Post Properties, Inc.                                                      9,700          287,363
Price Enterprise, Inc.                                                    23,400          274,950
Tanger Factory Outlet Centers, Inc.                                        7,100          165,963
United Dominion Realty Trust, Inc.                                        18,100          253,400
                                                                                      -------------
                                                                                        3,566,603
                                                                                      -------------
Real Estate Investment Trusts (1.02%)
Associated Estates Realty Corp.                                            2,800           55,300
Beacon Properties Corp.                                                    1,100           21,588
Burnham Pacific Properties, Inc.                                             300            3,563
CBL & Associates Properties, Inc.                                          1,200           23,400
Cousins Properties, Inc.                                                   1,900           31,825
Crescent Real Estate Equities, Inc.                                        2,200           63,250
Developers Diversified Realty Corp.                                        5,000          137,500
Essex Property Trust, Inc.                                                 1,700           27,625
Excel Realty Trust, Inc.                                                     600           11,475
Factory Stores of America, Inc.                                            4,800           94,200

See Notes to Portfolio of Investments.

98  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
First Industrial Realty Trust, Inc.                                        4,600       $   80,500
Franchise Finance Corporation of America                                   5,800          114,550
Healthcare Realty Trust, Inc.                                              1,900           35,625
Highwood Properties, Inc.                                                  7,700          169,400
Kesko                                                                      2,800           28,941
Kimco Realty Corp.                                                         6,300          237,825
Kranzco Realty Trust                                                      14,500          400,925
Mills Corp.                                                                9,000          153,000
Mitsubishi Estate Co. Ltd.                                                 7,000           84,147
National Golf Properties, Inc.                                             3,500           68,250
Nationwide Health Properties, Inc.                                         3,000          108,375
Olympia Industries Bhd                                                    32,000           29,418
RPS Realty Trust                                                           1,300            5,850
Sekisui House                                                              5,000           66,056
Shurgard Storage Centers Inc. Class "A"                                    4,600          106,950
Smith (Charles E.) Residential                                             1,300           29,575
South West Property Trust                                                  7,875           93,516
Storage Equities Inc.                                                      5,600           90,300
Storage USA, Inc.                                                            600           17,175
Tan & Tan Development Bhd                                                 23,000       $   24,498
Urban Shopping Centers, Inc.                                               5,000           99,375
Vornado Realty Trust                                                       2,500           84,375
Weingarten Realty Investors                                               12,400          434,000
Wellsford Residential Property Trust                                      15,200          307,800
                                                                                      -------------
                                                                                        3,340,152
                                                                                      -------------
Retail (5.46%)
Albertson's Inc.                                                          36,100        1,141,663
Arbor Drugs, Inc.                                                          1,400           35,700
Argyll Group Plc                                                          18,500           85,148
Big B, Inc.                                                                8,200          119,925
Blair Corp.                                                                  700           24,238
Bon-Ton Stores, Inc.                                                       1,000           10,500
Bruno's, Inc.                                                              7,500           90,938
Burton Group Plc                                                          79,200           99,097
Caldor Corp.                                                                 100            1,938
Casey's General Stores, Inc.                                               2,200           37,675
Circuit City Stores, Inc.                                                 11,600          300,150
Citizen Watch Co., Ltd.                                                    8,000           57,415
Clayton Homes Inc.                                                        12,500          210,938
Dollar General Corp.                                                       1,000           23,250
Eckerd Corp.                                                               2,100           61,163
Egghead, Inc.                                                              4,800           46,200
Fabri-Centers of America                                                     600           11,100
Forschner Group Inc.                                                         700            7,613

                                      Aetna Mutual Funds Semi-Annual Report  99

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Genovese Drug Stores, Inc.                                                   200      $      2,075
Giant Food, Inc. Class "A"                                                20,000           537,500
Greswig AS                                                                 1,600            22,372
Gymboree Corp.                                                             8,200           191,675
Hannaford Brothers, Co.                                                      600            15,825
Hi-Lo Automotive, Inc.                                                     2,900            24,288
Horizon Outlet Centers, Inc.                                               6,700           147,400
Hudson's Bay Co.                                                           2,000            36,743
Ito-Yokado Co. Ltd.                                                        2,000           107,831
Koninklijke Ahold N.V.                                                     1,900            65,488
Kroger Equity, Inc.                                                        1,700            12,856
Laclede Gas Co.                                                              900            16,988
Mac Frugal's Bargains                                                      3,500            51,625
Macerich Co. (The)                                                         4,500            90,563
Medicine Shoppe International, Inc.                                        2,100            67,200
Neiman Marcus Group, Inc.                                                  1,700            24,863
Nike, Inc.                                                                28,800         2,206,800
Office Depot, Inc.                                                        32,000           728,000
Oriental Holdings Bhd                                                      6,000            28,673
Oshkosh B'Gosh, Inc.                                                         100             1,625
Rex Stores Corp.                                                           2,600            35,425
Rhodes, Inc.+                                                              2,600            25,675
Rite Aid Corp.                                                           130,100      $  3,024,825
Ruddick Corp.                                                                700            14,525
Russ Berrie & Co. Inc.                                                     1,500            21,938
Sears, Roebuck & Co.                                                      34,500         1,871,625
Staples, Inc.+                                                            18,300           438,056
Stop & Shop Companies, Inc.                                                4,000           106,500
Strawbridge & Clothier                                                     1,000            19,750
Talbots, Inc.                                                              1,200            36,450
Tesco Plc                                                                 28,600           128,643
Tractor Supply Co.+                                                          100             2,144
Viking Office Products, Inc.                                               5,500           150,563
Waban Inc.                                                                12,300           204,488
Walgreen Co.                                                              75,900         3,567,300
Wal-Mart Stores, Inc.                                                     60,700         1,441,625
Zale Corp.+                                                                2,100            24,544
                                                                                      -------------
                                                                                        17,859,117
                                                                                      -------------
Specialty Consumer Durables (0.09%)
Bio-Rad Laboratories, Inc. Class "A"                                       1,900            54,863
Coats Viyella Plc                                                          7,200            23,522
Collagen Corp.                                                             2,900            55,463
Department 56, Inc.+                                                       1,200            44,400
Knape & Vogt Manufacturing Co.                                               400             6,600
Polaris Industries, Inc.                                                   1,600            72,400
Superior Surgical Manufacturing Co.                                          800             9,700
Whittacker Corp.                                                             800            16,800
                                                                                      -------------
                                                                                           283,748
                                                                                      -------------

See Notes to Portfolio of Investments.

100  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Telecommunications (3.23%)
Ameritech Corp.                                                          111,300      $  5,008,500
AT&T Corp.                                                                63,100         3,202,325
Computer Associates International Inc.                                    34,500         2,220,938
Equifax, Inc.                                                              4,000           129,500
                                                                                      -------------
                                                                                        10,561,263
                                                                                      -------------
Telephone Utilities (0.17%)
Cable & Wireless Plc                                                      13,100            84,644
Citizens Utilities Co.                                                     5,500            67,375
DDI Corp.                                                                      9            79,267
Executone Information Systems, Inc.+                                       2,600             8,288
Nippon Telegraph & Telegraph Corp.                                             8            70,745
Singapore Telecomm Ltd.                                                    8,000            15,960
Southern New England Telecommunications Corp.                              2,900            96,063
Telekom Malaysia Bhd                                                       7,000            48,194
Tellabs, Inc.                                                              1,300            89,700
Transaction Network Services, Inc.                                           800            11,300
                                                                                      -------------
                                                                                           571,536
                                                                                      -------------
Transportation (0.47%)
Alaska Air Group, Inc.+                                                      600            10,275
American Medical Responses, Inc.+                                          1,300            33,313
Arnold Industries, Inc.                                                      800      $     14,300
Arkanas Best Corp.                                                           400             4,000
British Airways Plc                                                       11,800            76,054
Det Norske Luftfartselsk                                                     800            32,273
East Japan Railway Co.                                                         5            26,006
Expeditors International of Washington, Inc.                                 900            20,475
Fritz Companies, Inc.                                                      2,000           119,500
Harper Group, Inc.                                                         1,900            36,338
Illinois Central Corp.                                                     1,800            63,225
J.B. Hunt Transport Services, Inc.                                         2,800            52,500
Keppel Corporation Ltd.                                                    5,000            40,545
Kirby Corp.                                                                1,000            13,750
KLM Royal Dutch Airlines                                                     800            24,372
Kvaerner AS                                                                2,000            91,610
Laidlaw Inc. Class "B"                                                     2,900            25,573
Landstar Systems, Inc.                                                     3,700           106,838
M.S. Carriers, Inc.                                                        2,100            50,400
Overseas Shiphold                                                            800            16,000
Peninsular & Orient Steam Navigation Co.                                  14,000           130,450
Rollins Truck Leasing Co.                                                  3,000            33,000
Singapore Airlines Ltd.                                                    4,000            38,464

                                     Aetna Mutual Funds Semi-Annual Report  101

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Swift Transportation Co., Inc.                                             2,900      $     45,313
TNT Freightways Corp.                                                      1,800            42,638
United Airlines Corp.                                                      2,000           240,000
Wilh. Wilhelmsen Ltd. AS                                                   1,000            21,858
Xtra Corp.                                                                 2,600           125,450
                                                                                      -------------
                                                                                         1,534,520
                                                                                      -------------
Utilities Natural Gas (0.37%)
Brooklyn Union Gas Co.                                                     1,600            38,800
Equitable Resources, Inc.                                                  9,200           263,350
Williams Cos., Inc.                                                       27,400           900,775
                                                                                      -------------
                                                                                         1,202,925
                                                                                      -------------
Utilities Telephone (3.45%)
BCE, Inc,                                                                 21,600           685,800
Bell Atlantic                                                             46,000         2,524,250
Bellsouth Corp.                                                           49,900         3,056,375
GTE Corp.                                                                  2,200            75,075
Pacific Telesis Group                                                      9,400           290,225
Sprint Corp.                                                             131,353         4,334,649
Telephone and Data Systems, Inc.                                           8,800           327,800
                                                                                      -------------
                                                                                        11,294,174
                                                                                      -------------
Total Common Stocks                                                                   $319,367,009
                                                                                      -------------
Preferred Stocks (0.46%)
Automobiles & Trucks (0.40%)
Ford Motor Co. $50 Par                                                    14,800         1,304,250
                                                                                      -------------
Diversified (0.01%)
Sea Containers, Ltd.                                                         800      $     34,300
                                                                                      -------------
Metals (0.01%)
Cyprus Amax Minerals Co.                                                     400            24,600
                                                                                      -------------
Electronics (0.04%)
Nokia Class "A"                                                            3,200           130,796
                                                                                      -------------
Total Preferred Stocks                                                                $  1,493,946
                                                                                      -------------
Total Common and Preferred Stocks (cost $292,134,062)                                 $320,860,955
                                                                                      -------------

                                                                        Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Corporate Bonds & Notes (0.90%)
Commercial Services (0.04%)
Browning-Ferris Industries, Inc., 6.75%, 07/18/05                        $150,000      $143,625
                                                                                      -------------
Computer Software (0.03%)
Automatic Data Processing, Inc., Zero Coupon, 02/20/12                    200,000        87,750
                                                                                      -------------
Consumer Products (0.01%)
Fieldcrest Cannon, Inc., 6.00%, 03/15/12                                   50,000        38,500
                                                                                      -------------
Electric Utilities (0.08%)
Oryx Energy Co., 7.50%, 05/15/14                                           50,000        41,500
Potomac Electric Power Corp., 7.00%, 01/15/18                             250,000       227,813
                                                                                      -------------
                                                                                        269,313
                                                                                      -------------

See Notes to Portfolio of Investments.

102  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Principal        Market
                                                                          Amount         Value
                                                                         ----------   -------------
Electrical Equipment (0.01%)
Arrow Electric Inc., 5.75%, 10/15/02                                       15,000      $   21,019
                                                                                      -------------
Electronics (0.07%)
Motorola, Inc., Zero Coupon, 09/27/13                                    $300,000         216,750
                                                                                      -------------
Financial Services (0.06%)
Ogden Corp,. 6.00,                                                         25,000          21,750
Re Capital Corp., 5.50%, 08/01/00                                          50,000          53,813
Fremont General Corp., Zero Coupon, 10/12/13                              300,000         105,375
Old Republic International, 5.75%, 08/15/02                                15,000          15,825
                                                                                      -------------
                                                                                          196,763
                                                                                      -------------
Food & Beverage (0.05%)
Guilford Mills, 6.00%, 09/15/12                                            84,000          80,430
Kroger Co., 6.375%, 12/01/99                                               50,000          68,688
                                                                                      -------------
                                                                                          149,118
                                                                                      -------------
Hotel & Restaurant (0.01%)
Carnival Corp., 4.50%, 07/01/97                                            20,000          28,925
                                                                                      -------------
Media & Entertainment (0.05%)
Time Warner Inc., 8.75%, 01/10/15                                         150,000         150,563
                                                                                      -------------
Metals (0.02%)
Agnico-Eagle Mines Ltd., 3.50%, 01/27/04                                  100,000          79,250
                                                                                      -------------
Oil & Gas (0.25%)
Amoco Canada Petroleum Co. Ltd., 7.375%, 09/01/13                        $340,000      $  424,575
Apache Corp., 6.00%, 01/15/02                                              60,000          65,700
Baker Hughes Inc., Zero Coupon, 05/05/08                                  525,000         316,313
                                                                                      -------------
                                                                                          806,588
                                                                                      -------------
Oil & Gas Utilities (0.02%)
Consolidated Natural Gas Co., 7.25%, 12/15/15                              50,000          51,250
                                                                                      -------------
Retail (0.19%)
Costco Wholesale Inc., 5.75%, 05/15/02                                    175,000         151,156
Hechinger Co., 5.50%, 04/01/12                                            140,000          93,625
Rite Aid Corp., Zero Coupon, 07/24/06                                     800,000         377,000
                                                                                      -------------
                                                                                          621,781
                                                                                      -------------
Transportation (0.02%)
Delta Air Lines, 3.23%, 06/15/03                                           79,000          68,335
                                                                                      -------------
Total Bonds & Notes (cost $2,755,134)                                                  $2,929,530
                                                                                      -------------

                                     Aetna Mutual Funds Semi-Annual Report  103

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Principal        Market
                                                                          Amount         Value
                                                                         ----------   -------------
Short Term Investments (1.75%)
Peco Energy Co., Comm. Paper, 6.05%, 05/01/95                           $5,329,000    $  5,329,000
U.S. Treasury Note, 5.125%, 03/31/96                                       150,000         148,406
U.S. Treasury Note, 4.25%, 07/31/95                                        250,000         248,984
                                                                                      -------------
Total Short-Term Investments (cost $5,726,101)                                        $  5,726,390
                                                                                      -------------
Total Investments (cost $300,615,297)                                                 -------------
                                                                                      $329,516,875
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes amounted to $300,709,622. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains                       $31,707,904
Unrealized losses                        (2,900,651)
                                        ------------
 Net unrealized gain                    $28,807,253
                                        ------------

(b) At April 30, 1995, U.S. Treasury Note 5.125%, 03/31/96, par value $150,000 was pledged to cover margin requirements for open futures contracts (See Note 1 of Notes to Financial Statements). Information concerning open futures contracts is shown below:

                                    No. of         Face       Expiration      Unrealized
                                    Contracts     Value          Date         Gain/Loss
                                  -----------   -----------   ------------   -------------
Toronto Stock Exchange Future         3         $ 861,124       June 95        $    257
FTSE 100 Future                       7           240,469       June 95          54,018
Tokyo Stock Price Index Future        4          (626,256)      June 95         (23,327)
                                                                             -------------
                                                                               $ 30,948

+ Non-income producing security.

Category percentages are based on net assets.

See Notes to Financial Statements.

104  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (97.92%)
Aerospace & Defense (3.51%)
Boeing Co.                                                                21,000       $1,155,000
                                                                                      -------------
Air Transportation (2.05%)
AMR Corp.+                                                                10,000          673,750
                                                                                      -------------
Autos & Auto Equipment (2.10%)
Daimler Benz Aktiengesellschaft ADR                                       15,000          691,875
                                                                                      -------------
Building Materials & Construction (3.59%)
National Gypsum Co.+                                                      24,000        1,179,000
                                                                                      -------------
Chemicals (8.35%)
Engelhard Corp.                                                           25,000          959,375
Hercules Inc.                                                             20,000          997,500
PPG Industries, Inc.                                                      20,000          787,500
                                                                                      -------------
                                                                                        2,744,375
                                                                                      -------------
Computers & Office Equipment (8.21%)
Bay Networks Inc.+                                                        20,000          726,250
Compaq Computer Corp.+                                                    30,000        1,140,000
Sun Microsystems, Inc.+                                                   21,000          834,750
                                                                                      -------------
                                                                                        2,701,000
                                                                                      -------------
Diversified (2.86%)
ITT Corp.                                                                  9,000          940,500
                                                                                      -------------
Electrical & Electronics (8.29%)
Micron Technology Inc.                                                    20,000        1,645,000
Motorola, Inc.                                                            19,000        1,080,625
                                                                                      -------------
                                                                                        2,725,625
                                                                                      -------------
Financial Services (2.98%)
Sunamerica, Inc.                                                          20,000       $  980,000
                                                                                      -------------
Insurance (5.05%)
American International Group, Inc.                                         8,000          854,000
Partnerre Holdings Ltd.                                                   35,000          807,188
                                                                                      -------------
                                                                                        1,661,188
                                                                                      -------------
Machinery (6.33%)
Caterpillar Inc.                                                          10,000          585,000
Clark Equipment Co.+                                                      17,500        1,496,250
                                                                                      -------------
                                                                                        2,081,250
                                                                                      -------------
Media & Entertainment (6.68%)
Carmike Cinemas, Inc. Class "A"+                                          30,000          667,500
CBS, Inc.                                                                 10,880          697,680
Walt Disney Company                                                       15,000          830,625
                                                                                      -------------
                                                                                        2,195,805
                                                                                      -------------
Metals & Mining (5.21%)
Aluminum Company of America                                               20,000          897,500
Nucor Corp.                                                               17,000          816,000
                                                                                      -------------
                                                                                        1,713,500
                                                                                      -------------
Oil & Gas (8.15%)
Amoco Corp.                                                               15,000          984,375
Atlantic Richfield Co.                                                     7,000          801,500
Imperial Oil Ltd.                                                         25,000          893,750
                                                                                      -------------
                                                                                        2,679,625
                                                                                      -------------
Pharmaceuticals (10.04%)
Amgen Inc.+                                                               18,000        1,308,375
Becton, Dickinson & Co.                                                   10,000          557,500

See Notes to Portfolio of Investments.

                                    Aetna Mutual Funds Semi-Annual Report  105

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Centocor, Inc.+                                                             50,000    $   709,375
Upjohn Co.                                                                  20,000        725,000
                                                                                      -------------
                                                                                        3,300,250
                                                                                      -------------

Retail (12.10%)
Home Depot, Inc.                                                            22,500        939,375
Nordstrom, Inc.                                                             27,000      1,034,438
Tandy Corp.                                                                 18,000        891,000
US Shoe Corp.                                                               40,000      1,115,000
                                                                                      -------------
                                                                                        3,979,813
                                                                                      -------------
Telecommunications (2.42%)
Scientific-Atlanta, Inc.                                                    35,000        796,250
                                                                                      -------------
Total Common Stocks (cost $27,098,645)                                                $32,198,806
                                                                                      -------------
                                                                           Shares          Value
                                                                         ----------   -------------
Put Options (0.08%)
S & P 500 Index Expiration Date 06/17/95                                    10,000          4,687
S & P 500 Index Expiration Date 09/16/95                                    10,000         23,125
                                                                                      -------------
Total Put Options (cost $233,100)                                                     $    27,812
                                                                                      -------------
Short-Term Investments (3.64%)
                                                                                         Market
                                                                         Principal       Value
                                                                         ----------   -------------
CCU of Michigan, 5.95%, 05/01/95                                        $1,197,000    $ 1,197,000
                                                                                      -------------
Total Short-Term Investments (cost $1,197,000)                                        $ 1,197,000
                                                                                      -------------
Total Investments (cost $28,528,745)                                                  $33,423,618
                                                                                      -------------

Notes to Portfolio of Investments

+Non-income producing security.

The cost of investments for income tax purposes amounted to $29,510,946. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $4,252,854
Unrealized losses           (340,182)
                          -----------
Net unrealized gain       $3,912,672
                          ===========

Category percentages are based on net assets.

Call Options

                         Exercise  Expiration   Market
             Contracts     Price      Date       Value
              ---------   -------   ---------   -------
CBS, Inc.        60         $65      5/20/95    $11,438

See Notes to Financial Statements.

106  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Small Company Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
 Common Stocks (95.6%)
Aerospace & Defense (1.2%)
Orbital Sciences Corp.+                                                   20,500       $  348,500
                                                                                      -------------
Autos & Auto Equipment (2.0%)
Copart, Inc.+                                                             10,000          203,750
Lear Seating Corp.+                                                       19,500          375,375
                                                                                      -------------
                                                                                          579,125
                                                                                      -------------
Banks (2.4%)
Cullen/Frost Bankers, Inc.                                                10,000          370,000
Dime Bancorp Inc.+                                                        35,000          336,875
                                                                                      -------------
                                                                                          706,875
                                                                                      -------------
Building Materials & Construction (6.6%)
Corrpro Companies, Inc.+                                                  20,000          370,000
J. Ray McDermott, S.A.+                                                   27,000          742,500
Lone Star Industries, Inc.+                                               20,000          435,000
National Gypsum Co.+                                                       8,000          393,000
                                                                                      -------------
                                                                                        1,940,500
                                                                                      -------------
Chemicals (5.2%)
NL Industries, Inc.+                                                      50,200          740,450
Vigoro Corp.                                                              20,000          797,500
                                                                                      -------------
                                                                                        1,537,950
                                                                                      -------------
Commercial Services (2.9%)
ECC International Corp.+                                                  20,000          237,500
Sotheby's Holdings, Inc. Class "A"                                        45,000          601,875
                                                                                      -------------
                                                                                          839,375
                                                                                      -------------
Computer Software (1.8%)
BTG, Inc.+                                                                30,000       $  275,625
Softkey International, Inc.+                                              10,000          246,875
                                                                                      -------------
                                                                                          522,500
                                                                                      -------------
Electrical & Electronics (11.2%)
BMC Industries, Inc.                                                      35,000          630,000
Logicon, Inc.                                                             24,000          888,000
Oak Industries, Inc.+                                                     15,000          438,750
Silicon Valley Group, Inc.+                                               30,000          873,750
Tech-Sym Corp.+                                                           18,400          464,600
                                                                                      -------------
                                                                                        3,295,100
                                                                                      -------------
Financial Services (5.0%)
Foothill Group, Inc. Class A                                              32,500          706,875
The Money Store, Inc.                                                     32,500          765,781
                                                                                      -------------
                                                                                        1,472,656
                                                                                      -------------
Food & Beverage (3.0%)
International Multifoods Corp.                                            20,000          410,000
Ralcorp Holdings, Inc.+                                                   20,000          462,500
                                                                                      -------------
                                                                                          872,500
                                                                                      -------------
Health Care Products (6.3%)
Foxmeyer Health Corp.+                                                    45,200          858,800
McKesson Corp.                                                            25,000          990,625
                                                                                      -------------
                                                                                        1,849,425
                                                                                      -------------
Health Services (1.7%)
Coram Healthcare Corp.+                                                   25,000          512,500
                                                                                      -------------

See Notes to Portfolio of Investments.

                                    Aetna Mutual Funds Semi-Annual Report  107

Portfolio of Investments
April 30, 1995 (Unaudited)

Small Company Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Insurance (5.4%)
American Eagle group, Inc.                                                 30,000      $  281,250
Life Partners Group, Inc.                                                  20,000         390,000
Markel Corp.+                                                               6,300         325,238
Security-Connecticut Corp.                                                 23,000         575,000
                                                                                      -------------
                                                                                        1,571,488
                                                                                      -------------
Leisure & Entertainment (3.5%)
Carmike Cinemas, Inc. Class A+                                             23,500         522,875
Topps Co., Inc.+                                                           80,000         495,000
                                                                                      -------------
                                                                                        1,017,875
                                                                                      -------------
Machinery & Equipment (6.1%)
Acme-Cleveland Corp.                                                       35,700         740,775
Fedders Corp.+                                                             80,000         560,000
Millipore Corp.                                                             8,000         491,000
                                                                                      -------------
                                                                                        1,791,775
                                                                                      -------------
Metals & Mining (3.1%)
Brush Wellman, Inc.                                                        25,000         493,750
Cleveland-Cliffs, Inc.                                                     11,000         402,875
                                                                                      -------------
                                                                                          896,625
                                                                                      -------------
Oil & Gas (4.3%)
Arakis Energy Corp.+                                                       30,000         217,500
Basic Petroleum International, Ltd.+                                       10,000         137,500
Benton Oil & Gas Co.+                                                      35,000         433,125
Seitel, Inc.+                                                              15,000         480,000
                                                                                      -------------
                                                                                        1,268,125
                                                                                      -------------
Oil & Gas Utilities (0.7%)
Valero Energy Corp.                                                        10,000      $  216,250
                                                                                      -------------
Paper & Containers (4.2%)
Aptargroup, Inc.                                                           10,000         295,000
Gaylord Container Corp.+                                                   35,000         393,750
Repap Enterprises, Inc.+                                                   75,000         530,861
                                                                                      -------------
                                                                                        1,219,611
                                                                                      -------------
Personal Care (3.1%)
Alberto-Culver Company Class "B"                                           15,000         472,500
Helen Of Troy Ltd.+                                                        25,000         431,250
                                                                                      -------------
                                                                                          903,750
                                                                                      -------------
Pharmaceuticals (4.1%)
Biovail Corporation International+                                         20,000         337,500
Medeva Plc ADR                                                             30,000         487,500
Quidel Corp.+                                                             100,000         375,000
                                                                                      -------------
                                                                                        1,200,000
                                                                                      -------------
Publishing & Printing (3.2%)
Edmark Corporation+                                                        20,000         517,500
Media General, Inc. Class "A"                                              13,000         422,500
                                                                                      -------------
                                                                                          940,000
                                                                                      -------------
Retail (7.5%)
Friedman's Inc.
 Class "A"+                                                                15,000         264,375
Intelligent Electronics, Inc.                                              40,000         387,500
Medicine Shoppe International, Inc.                                        15,000         480,000

See Notes to Portfolio of Investments.

108  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Small Company Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
National Presto Industries, Inc.                                             5,000    $   231,250
Wolverine World Wide, Inc.                                                  25,000        837,500
                                                                                      -------------
                                                                                        2,200,625
                                                                                      -------------
Telecommunications (1.2%)
General Cable Plc ADR+                                                      25,000        351,563
                                                                                      -------------
Total Common Stocks
 (cost $25,194,381)                                                                   $28,054,693
                                                                                      -------------

                                                                         Principal
                                                                          Amount         Value
                                                                         ----------   -------------
Short-Term Investments--3.9%
CCU Of Michigan, Comm. Paper, 5.95%, 05/01/95                           $1,132,000      1,132,000
                                                                                      -------------
Total Short-Term Investments (cost $1,132,000)                                        $ 1,132,000
                                                                                      -------------
Total Investments (cost $25,194,381)
                                                                                      $29,186,693
                                                                                      -------------

Notes to Portfolio of Investments

+ Non-income producing security.

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

Unrealized gains          $4,332,494
Unrealized losses           (340,182)
                          -----------
 Net Unrealized gain      $3,992,312
                          ===========

Category percentages are based on net assets.

See Notes to Financial Statements.

                                    Aetna Mutual Funds Semi-Annual Report  109

Portfolio of Investments
April 30, 1995 (Unaudited)
Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (93.3%)
Australia (3.0%)
Energy Sources (0.8%)
Broken Hill Proprietary Company Ltd.                                       30,000      $  437,283
                                                                                      -------------
Hotels & Restaurants (0.4%)
AAPC Ltd.                                                                 378,000         200,705
                                                                                      -------------
Manufacturing (0.9%)
Australian National Industries Ltd.                                       508,000         524,681
                                                                                      -------------
Metals (0.5%)
QNI Ltd.+                                                                 202,000         273,280
                                                                                      -------------
Oil & Gas Utilities (0.4%)
Australian Gas & Light Company Ltd.                                        70,000         229,115
                                                                                      -------------
Total Australia                                                                         1,665,064
                                                                                      -------------
France (10.6%)
Autos & Auto Equipment (1.1%)
PSA Peugeot SA+                                                             4,500         648,015
                                                                                      -------------
Banks (1.9%)
Banque Nationale de Paris                                                  10,800         524,261
Credit Local de France                                                      6,300         536,143
                                                                                      -------------
                                                                                        1,060,404
                                                                                      -------------
Building Materials & Construction (0.9%)
Lafarge Coppee                                                              6,300         490,078
                                                                                      -------------
Consumer Products (1.0%)
Christian Dior SA                                                           6,000         535,473
                                                                                      -------------
Financial Services (0.6%)
Cetelem Group                                                               1,550      $  327,094
                                                                                      -------------
Food & Household Products (0.7%)
Eridania-Beghin Say SA                                                      2,400         370,468
                                                                                      -------------
Insurance (0.5%)
Assurances Generales de France                                              8,000         264,202
                                                                                      -------------
Metals (0.9%)
Ugine                                                                       7,500         530,111
                                                                                      -------------
Petroleum (1.0%)
Societe Nationale Elf Aquitaine                                             7,150         570,286
                                                                                      -------------
Pharmaceuticals (0.9%)
Sanofi SA                                                                   9,600         528,405
                                                                                      -------------
Retail (1.1%)
Pinault-Printemps SA                                                        2,800         632,396
                                                                                      -------------
Total France                                                                            5,956,932
                                                                                      -------------
Germany (4.5%)
Building Materials & Trade (0.8%)
Bilfinger & Berger Bau AG                                                   1,000         466,073
                                                                                      -------------
Banks (1.0%)
Deutsche Bank AG                                                            1,125         551,766
                                                                                      -------------
Machinery & Equipment (1.9%)
Linde AG                                                                      900         518,488
Mannesmann AG                                                               2,000         542,549
                                                                                      -------------
                                                                                        1,061,037
                                                                                      -------------
Transportation (0.8%)
Veba AG                                                                     1,250         465,351
                                                                                      -------------
Total Germany                                                                           2,544,227
                                                                                      -------------

See Notes to Financial Statements.
110  Aetna Mutual Funds Semi-Annual Report
Portfolio of Investments
April 30, 1995 (Unaudited)
Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Great Britain (19.3%)
Autos & Auto Equipment (0.8%)
T & N                                                                     181,000     $   439,687
                                                                                      -------------
Banks (1.0%)
Abbey National                                                             74,000         554,761
                                                                                      -------------
Building Materials & Construction (0.7%)
BPB Industries                                                             95,000         412,644
                                                                                      -------------
Chemicals (1.7%)
Albright And Wilson Plc                                                   200,000         553,410
Hanson                                                                    100,000         380,469
                                                                                      -------------
                                                                                          933,879
                                                                                      -------------
Coal Mining & Steel (0.8%)
British Steel Plc                                                         170,000         462,194
                                                                                      -------------
Communications (1.2%)
British Telecommunications+                                               109,700         684,742
                                                                                      -------------
Food & Beverage (1.0%)
Grand Metropolitan                                                         51,000         327,364
Hillsdown Holdings                                                        100,000         296,010
                                                                                      -------------
                                                                                          623,374
                                                                                      -------------
Hotels & Restaurants (1.0%)
Ladbroke Group                                                            180,000         521,234
Greenalls Group Plc                                                        73,000         536,695
                                                                                      -------------
                                                                                        1,057,929
                                                                                      -------------
Machine Equipment (0.8%)
Siebe                                                                      50,000         452,863
Tomkins Plc                                                               129,000         485,617
                                                                                      -------------
                                                                                          938,480
                                                                                      -------------
Metals (1.0%)
Cookson Group                                                             144,000     $   542,084
                                                                                      -------------
Petroleum (0.5%)
British Petroleum                                                          40,000         287,966
                                                                                      -------------
Pharmaceutical (0.6%)
Smithkline Beecham Units                                                   44,711         340,583
                                                                                      -------------
Publishing & Printing (0.8%)
Mirror Group Plc                                                          214,000         461,325
                                                                                      -------------
Retail (1.6%)
Tesco                                                                      85,000         382,198
Great Universal Stores Plc                                                 55,000         522,924
                                                                                      -------------
                                                                                          905,122
                                                                                      -------------
Textile (0.9%)
Coats Viyella                                                             150,000         489,864
                                                                                      -------------
Transportation (0.7%)
Peninsular & Oriental Steam                                                45,000         417,712
                                                                                      -------------
Utilities (2.4%)
British Gas                                                                95,800         463,895
North West Water                                                           56,750         517,651
Powergen Plc+                                                             116,000         358,301
                                                                                      -------------
                                                                                        1,339,847
                                                                                      -------------
Total Great Britain                                                                    10,892,193
                                                                                      -------------
Italy (2.1%)
Building Materials & Construction (0.5%)
Italcementi                                                                48,100         288,869
                                                                                      -------------
Telecommunications (1.6%)
Stet D Risp Port                                                          400,000         916,159
                                                                                      -------------
Total Italy                                                                             1,205,028
                                                                                      -------------

                                     Aetna Mutual Funds Semi-Annual Report  111

Portfolio of Investments
April 30, 1995 (Unaudited)

Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
 Japan (35.9%)
Autos & Auto Equipment (4.0%)
Honda Motor Co.                                                            52,000     $   841,454
Mazda Motor+                                                              130,000         573,859
Nippondenso Co. Ltd.                                                       42,000         844,548
                                                                                      -------------
                                                                                        2,259,861
                                                                                      -------------
Banks (4.6%)
Shizuoka Bank                                                              94,000       1,297,400
Sumitomo Bank                                                              60,000       1,299,304
                                                                                      -------------
                                                                                        2,596,704
                                                                                      -------------
Chemicals (1.5%)
Shin-etsu Chemical Co.                                                     43,000         833,958
                                                                                      -------------
Consumer Products (4.8%)
Canon Inc.                                                                 57,000         942,709
Shimano Inc.                                                               34,000         659,409
Sony Corp.                                                                 22,000       1,109,882
                                                                                      -------------
                                                                                        2,712,000
                                                                                      -------------
Electrical Equipment (7.1%)
Hitachi Ltd.                                                              119,000       1,210,601
Mitsubishi Electric Corp.                                                 110,000         780,059
TDK Corp.                                                                  20,000         913,796
                                                                                      -------------
                                                                                        2,904,456
                                                                                      -------------
Electric Utilities (1.4%)
Tohoku Electric Power Co. Inc.                                             27,000         774,228
                                                                                      -------------
Financial Services (1.4%)
Nomura Securities Co. Ltd.                                                 40,000         809,090
                                                                                      -------------
Home Furnishings & Appliances (0.5%)
Keiyo Co.                                                                  26,250     $   304,212
                                                                                      -------------
Machine Equipment (7.7%)
Amada Sonoike Co. Ltd.                                                    110,000         844,191
Fuji Machine Manufacturing                                                 27,000         658,576
Mitsubishi Heavy Industries Ltd.                                          126,000         914,510
NTN Corp.                                                                 132,000         873,246
Sumitomo Corp.                                                            105,000       1,043,191
                                                                                      -------------
                                                                                        4,333,714
                                                                                      -------------
Publishing (1.5%)
Toppan Printing Co. Ltd.                                                   60,000         870,962
                                                                                      -------------
Retail (1.9%)
Aoyama Trading Co. Ltd.                                                    17,000         329,704
Best Denki Co. Ltd.                                                        45,000         717,473
                                                                                      -------------
                                                                                        1,047,177
                                                                                      -------------
Textiles (1.5%)
Kuraray Co. Ltd.                                                           65,000         772,622
                                                                                      -------------
Total Japan                                                                            20,218,984
                                                                                      -------------
Malaysia (2.3%)
Consumer Products (0.8%)
Sime Darby Bhd                                                            187,000         476,674
                                                                                      -------------
Financial Services (0.4%)
AMMB Holdings Bhd                                                          21,000         207,323
                                                                                      -------------
Metals (0.3%)
Aluminum Company of Malaysia                                              171,000         196,496
                                                                                      -------------

See Notes to Portfolio of Investments.

112  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Transportation (0.8%)
Malaysian International Ship                                              154,666     $   400,511
Total Malaysia                                                                      -------------
                                                                                        1,281,004
                                                                                      -------------
Netherlands (4.8%)
Banks (0.7%)
ABN Amro Holdings NV                                                       10,506         404,049
                                                                                      -------------
Electrical Equipment (1.5%)
Philips Electronics                                                        21,600         823,755
                                                                                      -------------
Insurance (1.2%)
Internatinale Nederlanden Groep NV                                         13,100         690,314
                                                                                      -------------
Media & Entertainment (1.4%)
Polygram                                                                   13,500         761,834
                                                                                      -------------
Total Netherlands                                                                       2,679,952
                                                                                      -------------
Norway (0.8%)
Energy (0.8%)
Norsk Hydro AS                                                             11,111         452,828
                                                                                      -------------
Total Norway                                                                              452,828
                                                                                      -------------
Singapore (2.8%)
Banks (1.4%)
Development Bank of Singapore Ltd.                                         36,000         384,930
United Overseas Bank Ltd.                                                  38,900         404,772
                                                                                      -------------
                                                                                          789,702
                                                                                      -------------
Transportation (1.4%)
Jurong Shipyard Ltd.                                                       49,000         376,247
Singapore Airlines Ltd. (Foreign- Registered shares)                       40,000     $   384,643
                                                                                      -------------
                                                                                          760,890
                                                                                      -------------
Total Singapore                                                                         1,550,592
                                                                                      -------------
Spain (2.9%)
Building Materials & Construction (1.3%)
Dragados Y Construciones SA                                                25,000         378,666
Repsol SA                                                                  12,000         382,036
                                                                                      -------------
                                                                                          760,702
                                                                                      -------------
Metals (0.9%)
Acerinox SA                                                                 4,400         503,859
                                                                                      -------------
Telephone Utilities (0.7%)
Telefonica De Espana                                                       29,000         354,463
                                                                                      -------------
Total Spain                                                                             1,619,024
                                                                                      -------------
Sweden (2.1%)
Electrical Equipment (2.1%)
Electrolux Ab B Free                                                       13,500         688,614
                                                                                      -------------
Machine & Engineering (0.8%)
Atlas Copco Ab Free                                                        34,250         470,901
                                                                                      -------------
Total Sweden                                                                            1,159,515
                                                                                      -------------
Switzerland (2.3%)
Electrical Engineering & Electronics (1.1%)
BBC Brown Boveri AG                                                           660         651,219
                                                                                      -------------
Manufacturing (1.2%)
Holderbank Financiere Glaris AG                                               845         678,212
                                                                                      -------------
Total Switzerland                                                                       1,329,431
                                                                                      -------------
Total Common Stocks                                                                    52,554,774
                                                                                      -------------

                                     Aetna Mutual Funds Semi-Annual Report  113

Portfolio of Investments
April 30, 1995 (Unaudited)

Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Preferred Stock (1.3%)
Italy (1.3%)
Auto & Auto Equipment
Fiat SpA                                                                   280,000    $   721,266
                                                                                      -------------
Total Preferred Stock                                                                     721,266
                                                                                      -------------
Warrants (0.0%)
Italy
Italcementi 12/31/96                                                        11,100          2,767
                                                                                      -------------
Total Warrants                                                                        $     2,767
                                                                                      -------------
                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Short-term Investments (5.0%)
Ford Motor Company 5.85%, 05/01/95                                      $2,793,000    $ 2,793,000
                                                                                      -------------
Total Short-term Investments                                                          $ 2,793,000
                                                                                      -------------
Total Investments (cost $54,454,925)                                                  $56,071,807
                                                                                      -------------

Notes to Portfolio of Investments

+ Non-income producing security.

The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

Unrealized gains          $ 4,233,227
Unrealized losses          (2,616,345)
                          ------------
 Net unrealized gain      $ 1,616,882
                          ============

Category percentages are based on net assets.

See Notes to Financial Statements.

114  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Asian Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (95.1%)
Australia (0.1%)
Building Materials & Construction (0.1%)
Odin Mining & Investments                                                   38,750    $     15,502
                                                                                      -------------
Total Australia                                                                             15,502
                                                                                      -------------
Hong Kong (32.1%)
Automotive (0.9%)
Qingling Motor Companies
 Class "H"                                                               1,100,000         211,730
                                                                                      -------------
Banks (6.0%)
Hang Seng Bank                                                              86,000         566,593
HSBC Holdings Plc                                                           68,800         797,675
                                                                                      -------------
                                                                                         1,364,268
                                                                                      -------------
Building Materials & Construction (2.3%)
Hopewell Holdings                                                          735,000         522,219
                                                                                      -------------
Chemicals (1.7%)
Yizheng Chemical Fibre Company                                           1,150,000         378,827
                                                                                      -------------
Diversified (6.5%)
Citic Pacific Ltd.                                                         320,000         789,562
Hutchison Whampoa                                                          160,000         692,417
                                                                                      -------------
                                                                                         1,481,979
                                                                                      -------------
Electric Utilities (4.1%)
China Light & Power Co. Ltd.                                                50,000         235,757
Hong Kong Electric Holdings Ltd.                                           230,000         704,173
                                                                                      -------------
                                                                                           939,930
                                                                                      -------------
Financial Services (2.5%)
Guangdong Investment Ltd.                                                1,250,000         577,283
                                                                                      -------------
Real Estate (2.9%)
Hong Kong Land Holding                                                     225,000    $    423,000
Swire Pacific
 Class "A"                                                                 100,000         668,518
                                                                                      -------------
                                                                                         1,091,518
                                                                                      -------------
Telephone Utilities (3.3%)
Hong Kong Telecommunications Ltd.                                          390,000         760,754
                                                                                      -------------
Total Hong Kong                                                                          7,328,510
                                                                                      -------------
Indonesia (8.8%)
Banks (2.0%)
Bank Tiara Asia (Foreign-Registered shares)                                440,000         374,384
Modern Bank (Foreign-
 Registered shares)                                                        121,500          92,499
                                                                                      -------------
                                                                                           466,883
                                                                                      -------------
Financial Services (1.3%)
Wicaksana Overseas International (Foreign-
 Registered shares)                                                        129,000         294,626
                                                                                      -------------
Paper & Containers (4.6%)
Indorayon (Foreign- Registered shares)                                     250,000         459,023
Pabrik Kertas Tjiwi Kimia (Foreign- Registered shares)                      98,000         138,245
 Barito Pacific Timber (Foreign-Registered shares)                         250,000         279,893
Sumalindo Lestari Jaya (Foreign-Registered shares)+                        100,000         163,457
                                                                                      -------------
                                                                                         1,040,618
                                                                                      -------------

See Notes to Portfolio of Invesmtents.


                                    Aetna Mutual Funds Semi-Annual Report  115

Portfolio of Investments
April 30, 1995 (Unaudited)

Asian Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Real Estate (0.9%)
Pakuwon Jati (Foreign-Registered shares)                                   332,000    $    156,113
Dharmala Intiland (Foreign-Registered shares)                               75,000          43,663
                                                                                      -------------
                                                                                           199,776
                                                                                      -------------
Total Indonesia                                                                          2,001,903
                                                                                      -------------
South Korea (1.9%)
Oil & Gas (1.9%)
Yukong Ltd.                                                                  9,600         425,631
                                                                                      -------------
Total South Korea                                                                          425,631
                                                                                      -------------
Malaysia (16.6%)
Banking (1.5%)
Malayan Banking Bhd                                                         50,000         341,897
                                                                                      -------------
Building Materials & Construction (2.2%)
Sungei Way Holdings                                                        125,000         495,650
                                                                                      -------------
Diversified (2.8%)
Sime Darby Bhd                                                             250,000         637,265
                                                                                      -------------
Paper & Containers (1.4%)
Aokam Perdana Bhd                                                           70,000         314,384
                                                                                      -------------
Real Estate (6.0%)
Kampong Lanjut Tin Dredging                                                175,000         431,924
Land & General Bhd                                                         232,500         672,618
Tan & Tan Development Bhd                                                  250,000         266,033
                                                                                      -------------
                                                                                         1,370,575
                                                                                      -------------
Textiles (2.8%)
Jaya Tiasa Holdings Bhd                                                    170,000         629,375
                                                                                      -------------
Total Malaysia                                                                           3,789,146
                                                                                      -------------
Philippines (6.3%)
Banks (0.1%)
Philippine National Bank                                                     3,354    $     32,832
                                                                                      -------------
Building Materials & Construction (2.0%)
South East Asia Cement Holdings Inc.                                     3,500,000         298,273
Sanitary Wares Manufacturing Corp.                                         434,700         155,190
                                                                                      -------------
                                                                                           453,463
                                                                                      -------------
Electric Utilities (0.0%)
Manila Electric Company "B" Shares                                             400           4,261
                                                                                      -------------
Real Estate (2.1%)
Ayala Land Inc.                                                            212,000         260,422
SM Prime Holdings Inc.+                                                    700,000         214,971
                                                                                      -------------
                                                                                           475,393
                                                                                      -------------
Telephone Utilities (2.1%)
Philippine Long Distance Telephone                                           7,500         472,169
                                                                                      -------------
Total Philippines                                                                        1,438,118
                                                                                      -------------
Singapore (15.4%)
Banks (3.9%)
Development Bank of Singapore (Foreign-Registered shares)                   55,000         588,087
United Overseas Bank (Foreign-Registered shares)                            28,000         291,353
                                                                                      -------------
                                                                                           879,440
                                                                                      -------------
Diversified (1.7%)
Jardine Matheson                                                            48,000         381,600
                                                                                      -------------

116  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Asian Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Real Estate (2.9%)
Straits Steamship Land Ltd.                                               200,000     $   665,949
DBS Land                                                                  253,000         697,180
                                                                                      -------------
                                                                                        1,363,129
                                                                                      -------------
Ship Repair (2.4%)
Jurong Shipyard                                                            70,000         537,496
Sembawang Corporation Ltd.                                                 50,000         342,662
                                                                                      -------------
                                                                                          880,158
                                                                                      -------------
Total Singapore                                                                         3,504,327
                                                                                      -------------
Thailand (14.0%)
Banks & Financial Services (6.9%)
Bank Of Ayudhya Public Co. Ltd. (Foreign-Registered shares)               115,000         514,332
Bangkok Metropolitan Bank (Foreign- Registered shares)+                   550,000         559,057
Nava Finance & Securities P Co. Ltd. (Foreign- Registered shares)         120,000         246,391
Siam City Bank Public Co. Ltd. (Foreign-Registered shares)                250,000         256,658
                                                                                      -------------
                                                                                        1,576,438
                                                                                      -------------
Building Materials & Construction (2.8%)
Siam Cement Public Co. Ltd. (Foreign- Registered shares)                    7,000         402,440
TPI Polene Public Co. Ltd. (Foreign- Registered shares)                    40,000         226,062
                                                                                      -------------
                                                                                          628,502
                                                                                      -------------
Electrical Equipment (2.9%)
Electricity Generating Public Co. Ltd. (Foreign-Registered shares)+       220,000     $   670,868
                                                                                      -------------
Metals (1.4%)
Sahavirya Steel Industry Public Co. Ltd. (Foreign-Registered shares)+     125,000         322,728
                                                                                      -------------
Total Thailand                                                                          3,198,536
                                                                                      -------------

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Short-term Investments (2.6%)
Ford Motor Co., Comm. Paper 5.85% 05/01/95                                598,000         598,000
                                                                                      -------------
Total Short-term Investments                                                          $   598,000
                                                                                      -------------
Total Investments (cost $23,341,491) (a)                                              -------------
                                                                                      $22,299,673
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $ 1,481,597
Unrealized losses          (2,523,415)
                          ------------
Net unrealized loss       ($ 1,041,818)
                          ============

+ Non-income producing security.

Category percentages are based on net assets.

See Notes to Financial Statements.

                                    Aetna Mutual Funds Semi-Annual Report  117

The date of this amendment is December 1, 1995.

                            AETNA SERIES FUND, INC.
                             151 Farmington Avenue
                        Hartford, Connecticut 06156-8962

           Statement of Additional Information dated: March 31, 1995

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Aetna Series Fund, Inc. dated March 31, 1995. A free prospectus is available upon request by writing or calling:

                            Aetna Series Fund, Inc.
                             151 Farmington Avenue
                        Hartford, Connecticut 06156-8962
                                 1-800-367-7732

                     Read the prospectus before you invest.



                       TABLE OF CONTENTS

General Information and History .................................    2
Additional Investment Restrictions and Policies of the Funds.....    2
Description of Various Securities and Investment Techniques.....     5
Directors and Officers of the Company ...........................   19
Control Persons and Principal Holders of the Funds ..............   21
The Investment Advisory Contract ................................   21
The Administrative Services Agreement ...........................   24
Sub-Advisory Agreements .........................................   25
Custodian .......................................................   26
Independent Auditors ............................................   26
Principal Underwriter ...........................................   26
Distribution Arrangements .......................................   27
Brokerage Allocation ............................................   27
Description of Shares ...........................................   28
Sale and Redemption of Shares ...................................   30
Net Asset Value .................................................   31
Tax Status ......................................................   31
Performance Information .........................................   39
The Aetna Way Investment Philosophy .............................   42
Independent Auditors ............................................   42
Financial Statements ............................................   43

                        GENERAL INFORMATION AND HISTORY

        Aetna Series Fund, Inc. (Company) is a diversified, open-end management investment company which currently offers thirteen different series of Funds, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The following ten Funds are described in this Statement of Additional Information:

        1. Aetna Money Market Fund (Money Market Fund), a portfolio consisting of high-quality money market instruments;

        2. Aetna Government Fund (Government Fund), a portfolio of U.S. Government securities;

        3. Aetna Bond Fund (Bond Fund), a portfolio primarily of high-quality corporate and U.S. Government securities;

        4. Aetna Tax-Free Fund (Tax-Free Fund), a portfolio primarily of municipal securities;

        5. The Aetna Fund (Aetna Fund), a flexible portfolio of stocks, bonds and money market instruments;

        6. Aetna Growth and Income Fund (Growth and Income Fund), a common stock portfolio;

        7. Aetna Growth Fund (Growth Fund), a common stock portfolio of companies believed to have potential for growth;

        8. Aetna Small Company Growth Fund (Small Company Growth Fund), a common stock portfolio of companies with smaller market capitalizations;

        9. Aetna International Growth Fund (International Growth Fund), a common stock portfolio of companies traded outside North America;

       10. Aetna Asian Growth Fund (Asian Growth Fund), a common stock portfolio of companies traded in Asia excluding Japan.

        The investment objectives and general investment policies of each Fund are described in the Prospectus.

          ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES OF THE FUNDS

        The investment objectives and certain investment restrictions of the Funds are matters of fundamental policy for purposes of the Investment Company Act of 1940 (the 1940 Act) and therefore cannot be changed, with regard to a particular Fund, without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of: (i) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities of a Fund.

As a matter of fundamental policy, none of the above mentioned Funds will:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) concentrate its investments in any one industry except that a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. This limitation will not, however, apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Additionally, for the Money Market Fund, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities;

    and certificates of deposit, bankers' acceptances, or securities of banks and bank holding companies;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (a) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities, (b) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (c) a Fund (other than the Money Market Fund) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than the Money Market Fund) enter into transactions in financial and index futures contracts and related options; may engage in transactions on a when-issued or forward commitment basis; and may enter into forward currency contracts;

(7) borrow money, except that (a) a Fund (other than the Money Market Fund) may enter into certain futures contracts and options related thereto; (b) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made and (d) for purposes of leveraging, a Fund (other than the Money Market Fund) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; or

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933.

        The Company also has adopted certain other investment restrictions reflecting the current investment practices of the Funds which may be changed by the Company's directors and without shareholder vote. Under such restrictions, none of the Funds will:

(1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund;

(2) except for the International Growth Fund and Asian Growth Fund, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). A Fund will invest in securities or obligations of foreign banks only if such banks have a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%. The Money Market Fund may only purchase foreign securities or obligations that are U.S. dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase the securities of any other investment company, except as permitted under the 1940 Act;

(5) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals; or

(6) invest more than 25% of the total value of its assets in high risk high-yield securities or "junk bonds" (securities rated BB/Ba or lower by Standard & Poor's Corporation or Moody's Investors Service, Inc., or, if unrated, considered by the Investment Adviser to be of comparable quality).

        In order to permit the sale of its shares in certain states, the Funds have undertaken to adhere to the following investment policies, each of which may be changed without shareholder approval:

(1) No Fund will invest more than 5% of the value of a Fund's net assets in warrants, valued at the lower of cost or market. Included within that amount, but not more than 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York, American or any recognized foreign stock exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value;

(2) No Fund will invest more than 15% (10% for the Money Market Fund) of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

(3) A Fund may not purchase securities of companies which together with their predecessors have a record of less than three years' continuous operations, if, as a result, more than 5% of such Fund's net assets would then be invested in such securities.

        A Fund may make additional commitments more restrictive than the investment limitations described in the preceding paragraphs in order to sell its shares in a particular state. Should a Fund determine that any such commitment, either those currently in effect or any future commitment, is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

        Where a Fund's investment objective or policy restricts it to a specified percentage of its total assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.


          DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT TECHNIQUES

Futures Contracts

        Each Fund, except the Money Market Fund, may enter into interest rate or stock index futures contracts (futures or futures contracts) or options thereon as a hedge against changes in interest rates or equities prices and in anticipation of future purchases or sales of securities (see discussion in the Prospectus under the caption "Risk Factors and Other Considerations"). A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or declines in equities prices. Although techniques other than sales and purchases of futures contracts could be used to reduce the exposure of a Fund to market fluctuations, it may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

        A Fund may enter into futures contracts or options thereon which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

        A Fund (other than the Money Market Fund) may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. As evidence of this hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market.

        A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument(s) (debt security) or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

        Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

        The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and equities prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

        At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

        Most United States futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and, as noted, temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

        The risk involved in writing options on futures contracts or market indices is that there could be an increase in the market value of such contracts or indices. If that occurred, the option would be exercised and the Fund involved would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

        Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

        "Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

        If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility such as occurred during the week of October 19, 1987, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark to market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits. Furthermore, in the case of a futures contract purchase, each Fund has deposited in a segregated account money market instruments sufficient to meet all futures contract initial margin requirements.

        Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, small price movements in futures contracts may result in immediate and potentially unlimited losses or gains to a Fund. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit before any deduction for the transaction costs, if the contract were then closed out. A 15% decrease in the value of the futures contract would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Covered Call and Put Options on Securities

        Each Fund (except the Money Market Fund) may write (sell) covered call options (call options) and purchase put options (put options) on securities and indexes, and purchase call and sell put options to close out positions previously opened by a Fund, provided, however, that it will not have call options outstanding at any one time on more than 30% of its total assets nor will it buy put options if more than 3% of the assets of a Fund immediately following such purchase would consist of put options. The purpose of writing call options and purchasing put options will be to reduce the effect of price fluctuations of the securities owned by a Fund (and involved in the options) on the net asset value per share of a Fund.

        A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was settled, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges. A put option gives the holder (buyer) the right to sell a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A Fund will only write a call option on a security which it already owns and will not write call options on when-issued securities. A Fund may purchase a put option on a security that it already owns and on stock indexes.

        A Fund will write call options and purchase put options in standard contracts listed on national securities exchanges, or write call options with and purchase put options directly from investment dealers meeting the creditworthiness criteria of the Investment Adviser or subadviser.

        When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which a Fund has written expires, that Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. A Fund will purchase put options only when the Investment Adviser or sub adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell the portfolio security. Therefore, the purchase of put options will be utilized to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The security covering the call or put option will be maintained in a segregated account of a Fund's custodian. The Funds do not consider a security covered by a call or put option to be "pledged" as that term is used in their policies which limit the pledging or mortgaging of their assets.

        The premium a Fund will receive from writing a call option, or that a Fund will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction.

        Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

        Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. Such brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

        The exercise price of an option may be below, equal to, or above the current market price of the underlying security at the time the option is written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assignment, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

        A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the call option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Additional Risk Factors

        In addition to any risk factors which may be described above, the following sets forth certain information regarding the potential risks associated with a Fund's futures and options transactions.

Risk of Imperfect Correlation - A Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's portfolio. If the values of the portfolio securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. The Fund would, however, effect transactions in such futures or options only for hedging purposes (or to close out open positions).

        The trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contracts will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that the Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

        The Fund will purchase or sell futures contracts or options only if, in the Company's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Company's judgment will be accurate.

Potential Lack of a Liquid Secondary Market - The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

        The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements - Investments in futures contracts on fixed income securities and related indexes involve the risk that if the Company's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits - Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding a Fund's portfolio.

Restrictions on the Use of Futures and Option Contracts

        Regulations of the CFTC require that the Fund enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be "commodity pools" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in the Fund's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions.

        A Fund's ability to engage in the hedging transactions described herein may be further limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

Repurchase Agreements

        Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards established by the Company's Board of Directors. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and a Fund to resell the instrument at a fixed price and time, thereby determining the yield during a Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, a Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Under the 1940 Act, repurchase agreements are considered loans by a Fund. Repurchase agreements maturing in more than seven days will not exceed 10 percent of the total assets of a Fund.

Variable Rate Demand Instruments

        Variable rate demand instruments (including floating rate instruments) held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities that are subject to the limitations on illiquid securities set forth in this SAI.

Securities Lending

        The Funds can lend portfolio securities subject to the following conditions: (i) the borrower will provide at least 100% collateral throughout the life of the loan; (ii) loans will be made subject to the rules of the New York Stock Exchange; (iii) the loan collateral will be either cash or direct obligations of the U.S. government or agencies thereof; (iv) cash collateral will be invested only in highly liquid short-term investments; (v) during the existence of a loan, a Fund will continue to receive any distributions paid on the borrowed securities or amounts equivalent thereto; and (vi) no more than one-third of the net assets of a Fund will be on loan at any one time.

        In the Investment Adviser's opinion, lending portfolio securities to qualified broker-dealers affords a Fund a means of increasing the yield on its portfolio. A Fund will be entitled either to receive a fee from the borrower or to retain some or all of the income derived from its investment of cash collateral. A Fund will continue to receive the interest or dividends paid on any securities loaned, or amounts equivalent thereto. Although voting rights will pass to the borrower of securities, whenever a material event affecting the borrowed securities is to be voted on, the Investment Adviser or subadviser may terminate the loan to vote such proxy.

        The primary risk a Fund assumes in loaning securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but a Fund would be an unsecured creditor as to such shortage and might not be able to recover all or any part of it. A loan may be terminated at any time by the borrower or lender upon proper notice.

Foreign Securities

        Investments in foreign securities offer potential benefits not available solely through investment in securities of domestic issuers. Foreign securities offer the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Funds (except the Money Market Fund) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

        There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

        Currently, direct investment in equity securities in China and Taiwan is restricted, and investments may only be made through a limited number of approved vehicles. At present this includes investment in listed and unlisted investment companies, subject to limitations under the 1940 Act. Investment in these closed-end funds may involve the payment of additional premiums to acquire shares in the open-market and the yield of these securities will be reduced by the operating expenses of such companies. In addition, an investor should recognize that he will bear not only his proportionate share of the expenses of the Fund, but also indirectly bear similar expenses of the underlying closed-end fund. Also, as a result of a Fund's policy of investing in closed-end mutual funds, investors in the Fund may receive taxable capital gains distributions to a greater extent than if he or she had invested directly in the underlying closed-end fund.

        Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors.

        Depository receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depository receipts include: American Depository Receipts (ADRs), which are typically designed for U.S. investors. The ADR securities are held either in physical form or in book entry form; European Depository Receipts (EDRs), which are similar to ADRs, but may be listed and traded on a European exchange as well as in the U.S. Typically, these securities are traded on the Luxembourg exchange in Europe; and Global Depository Receipts
(GDRs), which are similar to EDRs, although they may be held through foreign clearing agents, such as Euroclear and other foreign depositories. All depository receipts will be considered foreign securities for purposes of a Fund's investment limitation concerning investment in foreign securities.

Municipal Bonds

        The Tax-Free Fund invests in debt obligations issued by states and their political subdivisions (for example, counties, cities, towns, villages, districts and authorities) the interest from which is, in the opinion of bond counsel, exempt from federal income tax ("Municipal Bonds"). Such obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations or to obtain funds for general operating expenses. In addition, certain types of "private activity" bonds may be issued by public authorities to finance privately operated housing facilities, local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or to obtain funds to lend to public or private institutions for the construction of educational, hospital and housing facilities. Such obligations are included under the definition of Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax.

        The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Short-term municipal obligations include tax anticipation notes and revenue anticipation notes, as well as tax-exempt commercial paper. Revenue or special tax bonds are payable only from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or revenue tax, but not from general tax revenues. Certain revenue bonds, such as industrial revenue bonds, do not have the pledge of credit of the issuer. The payment of principal and interest on such revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

        From time to time, proposals have been introduced before Congress and before State and local legislatures to restrict or eliminate the federal income tax exemption or state and local income tax exemption, respectively, for interest on Municipal Bonds. If any such proposal were enacted, it might restrict the ability of the Tax-Free Fund to achieve its investment objective. In that event, the Fund's directors and officers would reevaluate its investment objectives and policies.

        Additionally, the Tax-Free Fund purchases Municipal Bonds based on the opinions of bond counsel regarding the federal income tax status of the obligations. These opinions generally will be based upon covenants by the issuers regarding continuing compliance with federal tax requirements.

If the issuer of an obligation fails to comply with its covenants at any time, interest on the obligation could become federally taxable retroactive to the date the obligation was issued.

Municipal Lease Obligations

        The Tax-Free Fund may invest up to 5% of its net assets in municipal lease obligations. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the risk of "non-appropriation," municipal lease securities do not yet have a highly developed market to provide the degree of liquidity of conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

Mortgage-Related Debt Securities

        Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with Presidentially-appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

        Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to repay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

        As noted in the Prospectus, a Fund may also invest in collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" -- the latest date by which the tranche can be completely repaid, assuming no repayments -- and has an "average life" -- the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

        CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal of such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs may be issued in a number of classes or "tranches" with different maturities. These classes are retired in sequence as the underlying mortgages are repaid.

Asset-Backed Securities

        Asset-backed securities are collateralized by short-term loans such as automobile loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

        Other asset-backed securities are similar to CMOs and REMICs in structure and operations. Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

        CMOs, REMICs and other asset-backed securities are subject to the type of prepayment risk discussed above due to the possibility that prepayments on the underlying assets will alter the cash flow. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. However, faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

        The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

High Risk High-Yield Securities

        All of the Funds except the Money Market Fund, Government Fund, International Growth Fund and Asian Growth Fund may invest in high risk high-yield securities (junk bonds) which are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) or other rating agencies, or, if unrated, are considered to be of comparable quality by the Investment Adviser. These securities include:

        (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated Ba or lower by Moody's or BB or lower by S&P;

        (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

        (c) any securities convertible into any of the foregoing.

        Debt obligations rated BB/Ba or lower are regarded as speculative, and generally involve more risk of loss of principal and income than higher-rated securities. Also their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, the Investment Adviser seeks to identify situations in which the rating agencies have not fully perceived the value of the security or in which the Investment Adviser believes that future developments will enhance the creditworthiness and the ratings of the issuer.

        High risk high-yield securities (junk bonds) will constitute no more than 25% of the assets of any Fund (5% of the assets of the Tax-Free Fund).

        The yields earned on high risk high-yield securities (junk bonds) generally are related to the quality ratings assigned by recognized ratings agencies. The securities in which the Funds invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

        (1) Sensitivity to Interest Rate and Economic Changes. High risk high-yield securities (junk bonds) are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds because the prices of high risk high-yield securities (junk bonds) tend not to rise as much as the prices of these other bonds.

            Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. Holders of these securities could also be at greater risk because these securities are generally unsecured and subordinated to senior debt holders and secured creditors. If the issuer of a high risk high-yield security (junk bond) owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset value. Furthermore, in the case of high risk high-yield securities (junk bonds) structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

        (2) Payment Expectations. High risk high-yield securities (junk bonds) present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. Also, the value of these securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment grade bonds.

        (3) Liquidity and Valuation Risks. High risk high-yield securities (junk bonds) are often traded among a small number of broker-dealers rather than in a broad secondary market. Purchasers of these securities tend to be institutions rather than individuals, a factor that further limits the secondary market. Many of such securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the values and liquidity of these securities more than other securities, especially in a thinly-traded market.

        (4) Limitations of Credit Ratings. The credit ratings assigned to high risk high-yield securities (junk bonds) may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on the Investment Adviser's own credit analysis than might be the case for a fund which does not invest in these securities.

        (5) Congressional Proposals. New laws and proposed new laws may have a negative impact on the market for high-risk high-yield securities (junk bonds). As examples, recent legislation requires federally-insured savings and loan associations to divest themselves of their investments in these securities and other proposals are designed to limit the use of, or tax and other advantages of, these securities. Any such proposals, if enacted, could have a negative effect on a Fund's net asset value.

Zero Coupon and Pay-in-Kind Securities

        All of the Funds may invest in zero coupon securities and all Funds except the Money Market Fund may invest in pay-in-kind securities. In addition, the Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero coupon, or deferred interest, securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. STRIPS are created by the Federal reserve bank by separating the interest and principal components of an outstanding U.S. treasury bond and selling them as individual securities. The market prices of zero coupon, STRIPS and delayed interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

        The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Funds may realize no return on its investment, because these securities do not pay cash interest.

Convertibles

        A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Warrants

        Warrants allow the holder to subscribe for new shares in the issuing company within a specified time period, according to a predetermined formula governing the number of shares per warrant and the price to be paid for those shares. Warrants may be issued separately or in association with a new issue of bonds, preferred stock, common stock or other securities.

        Covered warrants allow the holder to purchase existing shares in the issuing company, or in a company associated with the issuer, or in a company in which the issuer has or may have a share stake which covers all or part of the warrant's subscription rights.

When-Issued or Delayed-Delivery Securities

        During any period that a Fund has outstanding a commitment to purchase securities on a when-issued or delayed-delivery basis, that Fund will maintain a segregated account consisting of cash, U.S. Government securities or other high-quality debt obligations with its custodian bank. To the extent that the market value of securities held in this segregated account falls below the amount that the purchasing Fund will be required to pay on settlement, additional assets may be required to be added to the segregated account. Such segregated accounts could affect the purchasing Fund's liquidity and ability to manage its portfolio. When a Fund engages in when-issued or delayed-delivery transactions, it is effectively relying on the seller of such securities to consummate the trade; failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to invest funds held in the segregated account more advantageously. A Fund will not pay for securities purchased on a when-issued or delayed-delivery basis, or start earning interest on such securities, until the securities are actually received. However, any security so purchased will be recorded as an asset of the purchasing Fund at the time the commitment is made. Because the market value of securities purchased on a when-issued or delayed-delivery basis may increase or decrease prior to settlement as a result of changes in interest rates or other factors, such securities will be subject to changes in market value prior to settlement and a loss may be incurred if the value of the security to be purchased declines prior to settlement.

Portfolio Turnover

        The Funds (excluding the Money Market Fund) do not intend to make a general practice of short-term trading, although they may occasionally realize short-term gains or losses. Purchases and sales will be made whenever such action is deemed prudent and consistent with a Fund's investment objectives. It is anticipated that under normal market conditions average annual portfolio turnover rates will not exceed 100% for the Funds. A high turnover rate involves greater expenses and may involve greater risk to a Fund.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The investments and administration of the Company are under the direction of the Board of Directors. The Directors and executive officers of the Company and their principal occupations for the past five years are listed below. Those directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*), and hold similar positions with other investment companies in the same fund complex managed by the Investment Adviser.

---------------------------------- -------------------- ----------------------------------------------------
                                   Position(s) Held
Name, Address and Age              with Registrant      Principal Occupation During Past Five Years
---------------------------------- -------------------- ----------------------------------------------------
Shaun P. Mathews *                 Director and         Senior Vice President, Strategic Markets and
151 Farmington Avenue              President            Products, and Director of ALIAC.
Hartford, Connecticut
Age 38
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
Morton Ehrlich                     Director             Chairman and Chief Executive Officer, Integrated
1000 Venetian Way                                       Management Corp. and Universal Research
Miami, Florida                                          Technologies; Director and Chairman, Audit
Age 60                                                  Committee, National Bureau of Economic Research;
                                                        from October 1988 to December 1991, President,
                                                        LIFECO, Travel Services Corp.; from October 1985
                                                        to October 1988, Executive Vice President, TWA.
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
Maria T. Fighetti                  Director             Manager/Attorney, Health Services, Mental Hygiene
325 Piermont Road                                       Services.
Closter, New Jersey
Age 50
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
David L. Grove                     Director             Private Investor; Economic/Financial Consultant.
5 The Knoll
Armong, New York
Age 76
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
Daniel P. Kearney *                Director             Executive Vice President of Aetna Life and
151 Farmington Avenue                                   Casualty Company.
Hartfor d, Connecticut
Age 54
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
Sidney Koch                        Director             Financial Adviser, Hambro America, Inc.; from
455 East 86th Street                                    January 1988 to January 1993, Financial Adviser,
New York, New York                                      Daiwa Securities America, Inc.
Age 59
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
Corine T. Norgaard                 Director             Professor, Accounting and Dean of the School of
School of Management                                    Management School of Management, Binghamton
Binghamton University                                   University, Binghamton, NY; Professor, Accounting,
Binghamton, New York                                    University of Connecticut, Storrs, Connecticut;
Age 58                                                  Director, The Advest Group, Inc. (holding company
                                                        for brokerage firm).
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
Richard G. Scheide                 Director             Consultant, Fleet Bank of Massachusetts, N.A. from
11 Lily Street                                          1976 to 1991, Executive Vice President, Bank of
Nantucket, Massachusetts                                New England, N.A.
Age 65
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
James C. Hamilton *                Vice President       Vice President, Treasurer and Director of ALIAC.
151 Farmington Avenue              and Treasurer
Hartford, Connecticut
Age 53
---------------------------------- -------------------- ----------------------------------------------------
---------------------------------- -------------------- ----------------------------------------------------
Susan E. Bryant                    Secretary            Counsel, from 1991 to 1993, General Counsel, First
151 Farmington Avenue                                   Investors Corporation; 1986 to

                                       19


                                                        1991, Hartford, Connecticut
                                                        Administrator, Oklahoma Department of Securities
Age 47                                                  and President, North American Securities
                                                        Administrators Association.
---------------------------------- -------------------- ----------------------------------------------------


Members of the Board of Directors who are also directors, officers or employees of Aetna Life and Casualty Company are not entitled to any fee. Members of the Board of Directors who are not affiliated as employees of Aetna or its subsidiaries receive an annual retainer of $5,000 for service on the Board, and a fee of $200 per Fund for each meeting of such Board (equal to an aggregate annual fee of $10,400). They may also receive an annual fee of $2,000 or $2,500 for service on the Audit and Contract Committees, respectively.

As of December 31, 1994, the unaffiliated members of the Board of Directors were compensated as follows:

--------------------------- ------------------- -------------------- ------------------- -------------------
                                                Pension or                               Total
                                                Retirement                               Compensation from
                                                Benefits Accrued     Estimated Annual    Registrant and
                            Aggregate           as Part of Fund      Benefits Upon       Fund Complex*
Name of Person,             Compensation from   Expenses             Retirement          Paid to Directors
Position                    Registrant
--------------------------- ------------------- -------------------- ------------------- -------------------
Corine Norgaard                       $ 12,375         None                 None                  $  29,500
Director and
Chairman, Audit and
Contract Committees
--------------------------- ------------------- -------------------- ------------------- -------------------
--------------------------- ------------------- -------------------- ------------------- -------------------
Sidney Koch                          $   9,000         None                 None                   $ 21,750
Director and
Member, Audit and
Contract Committees
--------------------------- ------------------- -------------------- ------------------- -------------------
--------------------------- ------------------- -------------------- ------------------- -------------------
Maria T. Fighetti                    $   8,750         None                 None                   $ 21,250
Director and
Member, Audit and
Contract Committees
--------------------------- ------------------- -------------------- ------------------- -------------------
--------------------------- ------------------- -------------------- ------------------- -------------------
Morton Ehrlich                       $   9,000         None                 None                   $ 23,250
Director and
Member, Audit and
Contract Committees
--------------------------- ------------------- -------------------- ------------------- -------------------
--------------------------- ------------------- -------------------- ------------------- -------------------
Richard G. Scheide                    $ 12,750         None                 None                   $ 25,500
Director and
Member, Audit and
Contract Committees
--------------------------- ------------------- -------------------- ------------------- -------------------
--------------------------- ------------------- -------------------- ------------------- -------------------
David L.Grove                      $ 12,500 **         None                 None                $ 29,250 **
Director and
Member, Audit and
Contract Committees
--------------------------- ------------------- -------------------- ------------------- -------------------


 * Fund Complex presently consists of: Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc. and Aetna Get Fund (Series B).

** Mr. Grove elected to defer all such compensation.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUNDS

        As of February 28, 1995, for the Select Class shares, ALIAC owned 113,278 (0.06%) shares of the Money Market Fund; 265,816 (8.80%) shares of the Bond Fund; 11,161 (0.15%) shares of The Aetna Fund; 10,564 (0.04%) shares of the Growth and Income Fund; 11,260 (0.38%) shares of the International Growth Fund; 1,720,522 (85.45%) shares of the Government Fund; 126,020 (67.28%) shares of the Tax-Free Fund; 2,185,847 (81.11%) shares of the Growth Fund; 2,472,661 (98.43%)
shares of the Small Company Growth Fund; and 1,013,800 (31.77%) shares of the Asian Growth Fund. In addition, Aetna Life Insurance Company (ALIC) owned 2,258,986 (1.28%) shares of the Money Market Fund and 2,043,588 (64.05%) shares of the Asian Growth Fund, and The Aetna Casualty and Surety Company owned 498,517 (16.73%) shares of the International Growth Fund.

        As of February 28, 1995, for the Adviser Class shares, ALIAC owned 1,434,917 (99.24%) shares of the Bond Fund; 2,703,236 (97.60%) shares of the
International Growth Fund; 2,182,828 (96.18%) shares of the Tax-Free Fund. In addition, ALIC owned 26,060,530 (39.78%) shares of the Money Market Fund.

        As of February 28, 1995, officers and Directors owned less than 1% of the outstanding shares of any of the Funds.

                        THE INVESTMENT ADVISORY CONTRACT

        On December 13, 1994 the Company's Board of Directors (Directors) reapproved an investment advisory agreement (Management Agreements) between the Company and the Investment Adviser with respect to each of the Funds. Under the Management Agreements, the Investment Adviser has responsibility for managing the investment and reinvestment of the assets of the Funds, subject to the supervision of the Directors. The Management Agreements direct the Investment Adviser to continuously furnish an investment program for each Fund, determine what securities and other instruments should be purchased or sold by each Fund, obtain and evaluate economic, statistical and financial data affecting any Fund's portfolio, and take any actions necessary to carry out its investment advisory responsibilities.

        The Investment Adviser furnishes to the Company all necessary office space, facilities and equipment and pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice. In addition, the Investment Adviser pays any fees and expenses of all Directors of the Company who are employees of the Investment Adviser or an affiliated corporation and any salaries and employment benefits of officers of the Company who are affiliated persons of the Investment Adviser for acting as officers of the Company.

        For its services the Investment Adviser receives the following annual investment advisory fees expressed as a percentage of the daily net assets of each Fund:

Money Market Fund                       Bond Fund

Fee     Assets                          Fee             Assets
0.40%   On first $500 million           0.50%           On first $250 million
0.35%   On next $500 million            0.475%          On next $250 million
0.34%   On next $1 billion              0.45%           On next $250 million
0.33%   On next $1 billion              0.425%          On next $1.25 billion
0.30%   Over $3 billion                 0.40%           Over $2 billion

Government Fund                         Tax-Free Fund

Fee     Assets                          Fee             Assets
0.50%   On first $250 million           0.50%           On first $250 million
0.475%  On next $250 million            0.475%          On next $250 million
0.450%  On next $250 million            0.45%           On next $250 million
0.425%  On next $1.25 billion           0.425%          On next $1.25 billion
0.40%   Over $2 billion                 0.40%           Over $2 billion

The Aetna Fund                          Growth and Income Fund

Fee     Assets                          Fee             Assets
0.80%   On first $500 million           0.70%           On first $250 million
0.75%   On next $500 million            0.65%           On next $250 million
0.70%   On next $1 billion              0.625%          On next $250 million
0.65%   Over $2 billion                 0.60%           On next $1.25 billion
                                        0.55%           Over $2 billion

Growth Fund                             Small Company Growth Fund

Fee     Assets                          Fee             Assets
0.70%   On first $250 million           0.850%          On first $250 million
0.65%   On next $250 million            0.80%           On next $250 million
0.625%  On next $250 million            0.775%          On next $250 million
0.60%   On next $1.25 billion           0.75%           On next $1.25 billion
0.55%   On next $2 billion              0.725%          On next $2 billion

International Growth Fund               Asian Growth Fund

Fee     Assets                          Fee            Assets
0.85%   On first $250 million           1.00%          On first $250 million
0.80%   On next $250 million            0.875%         On next $250 million
0.775%  On next $250 million            0.85%          On next $250 million
0.75%   On next $1.25 billion           0.825%         On next $1.25 billion
0.70%   Over $2 billion                 0.80%          Over $2 billion






The Investment Adviser received investment advisory fees as follows:

                                  Total       Investment        Net Investment
                               Investment       Adviser         Advisory Fees
                              Advisory Fees   Reimbursement         Paid
For Year Ended
December 31, 1992
Money Market Fund              $114,880         $114,880           $      0
Bond Fund                       147,232          147,232                  0
The Aetna Fund                  223,049          223,049                  0
Growth and Income Fund          101,055           86,296             14,759
International Growth Fund        13,409          113,409                  0

For Year Ended
December 31, 1993
Money Market Fund              $289,838         $289,838           $      0
Bond Fund                       213,990          180,946             33,044
The Aetna Fund                  380,035          188,012            192,023
Growth and Income Fund          296,943           61,659            235,284
International Growth Fund       267,280           92,553            174,727

For Period Ended
October 31, 1994*
Money Market Fund              $544,857         $544,857           $      0
Government Fund                  91,999           90,010              1,989
Bond Fund                       210,162          128,686             81,476
Tax-Free Fund                    96,433           83,178             13,255
The Aetna Fund                  569,014          156,406            412,608
Growth and Income Fund          625,998          101,043            524,955
Growth Fund                     121,917           82,976             38,941
Small Company Growth Fund       144,601           73,512             71,089
International Growth Fund       357,374           55,230            302,144
Asian Growth Fund               183,192          111,555             71,637

* In 1994, the Company changed its fiscal year to end on October 31.


        The Investment Adviser has agreed to reimburse the Funds for any expenses (including management fees, but excluding taxes, interest, brokerage commissions and certain extraordinary expenses) which may be incurred in any one year in excess of the allowable expense limitations of the state in which shares of the Fund are registered for sale having the most stringent expense reimbursement provisions. As of the date of this SAI, the most stringent limitation rate applicable to a Fund is 2-1/2% of the first $30 million of a Fund's average net assets, 2% of the next $70 million of such Fund's average net assets, and 1-1/2% of the remaining average net assets of such Fund for any fiscal year.

        Unless terminated earlier, the Management Agreements remain in effect from year-to-year if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons," cast in person at a meeting called for that purpose. Each Management Agreement may be terminated as to a particular Fund without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of that Fund, or (iii) the Investment Adviser. The Management Agreements terminate automatically in the event of assignment.

        The service mark of each Fund and the name "Aetna" have been adopted by the Company with the permission of Aetna Life and Casualty Company and their continued use is subject to the right of

Aetna Life and Casualty Company to withdraw this permission in the event the Investment Adviser or another subsidiary or affiliated corporation of Aetna Life and Casualty Company should not be the investment adviser of the Funds.

                     THE ADMINISTRATIVE SERVICES AGREEMENT

        Pursuant to the Administrative Services Agreements described below, ALIAC acts as administrator and provides certain administrative and shareholder services necessary for Company operations and is responsible for the supervision of other service providers. The services provided by ALIAC include: (1) internal accounting services, (2) regulatory compliance, such as reports and filings with the Commission and state securities commissions, (3) preparing financial information for proxy statements, (4) preparing semiannual and annual reports to shareholders, (5) preparing federal, state and local income tax returns, (6) overseeing the determination and publication of net asset values, (7) certain shareholder communications, (8) supervision of the custodians and transfer agent, and (9) reporting to the Directors.

        For its services, each Fund pays ALIAC a monthly fee at an annual rate based on average net assets as follows: 0.25% on the first $250 million, 0.24% on the next $250 million, 0.23% on the next $250 million, 0.22% on the next $250 million, 0.20% on the next $1 billion and 0.18% on assets over $2.0 billion. The Investment Adviser received administrative service fees as follows:

                                 Total         Investment   Net Administrative
                             Administrative     Adviser       Advisory Fees
                             Advisory Fees    Reimbursement       Paid
For Year Ended
December 31, 1992
Money Market Fund            $ 71,800           $ 71,800           $      0
Bond Fund                      73,616             73,616                  0
The Aetna Fund                 69,703             69,703                  0
Growth and Income Fund         36,091             24,157             11,934
International Growth Fund      33,355             25,124              8,231

For Year Ended
December 31, 1993
Money Market Fund            $181,154           $181,154           $      0
Bond Fund                     106,995             42,167             64,828
The Aetna Fund                118,761              8,060            110,701
Growth and Income Fund        106,050                  0            106,050
International Growth Fund      78,613                  0             78,613

For Period Ended
October 31, 1994*
Money Market Fund            $544,857           $544,857           $      0
Government Fund                91,999             90,010              1,989
Bond Fund                     210,162            128,686             81,476
Tax-Free Fund                  96,433             83,178             13,255
The Aetna Fund                569,014            156,406            412,608
Growth and Income Fund        625,998            101,043            524,955
Growth Fund                   121,917             82,976             38,941
Small Company Growth Fund     144,601             73,512             71,089
International Growth Fund     357,374             55,230            302,144
Asian Growth Fund             183,192            111,555             71,637

* In 1994, the Company changed its fiscal year to end on October 31.

Unless terminated earlier, the Administrative Services Agreements remain in effect from year-to-year if approved annually by a majority of the Directors who are not "interested persons" as defined in the 1940 Act. It may be terminated by either party on sixty days' written notice.

                            SUB-ADVISORY AGREEMENTS

        On December 13, 1994, the Directors reapproved sub-advisory agreements (Sub-advisory Agreements) between the Investment Adviser and the following sub-advisers: Aeltus Investment Management, Inc. (Aeltus) with respect to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund; Aeltus Investment Management International (F.E.) Limited (Aeltus Far East) with respect to the Asian Growth Fund; and Dunedin Fund Managers Ltd. (Dunedin) with respect to the International Growth Fund. The Sub-advisory Agreements remain in effect from year-to-year if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons," cast in person at a meeting called for that purpose. The Sub-advisory Agreements may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the respective Funds, (iii) the Investment Adviser, or (iv) Aeltus, Aeltus Far East or Dunedin, respectively. The Sub-advisory Agreements terminate automatically in the event of their assignment or in the event of the termination of the Management Agreement.

        Under the Sub-advisory Agreements, each sub-adviser supervises the investment and reinvestment of cash and securities comprising the assets of the applicable Funds. The Sub-advisory Agreements also direct the sub-advisers to
(a) determine the securities to be purchased or sold by the Funds, and (b) take any actions necessary to carry out their investment sub-advisory responsibilities.

        Each sub-adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

        As compensation, the Investment Adviser pays the sub-advisers a monthly fee at an annual rate based on the average daily net assets of each Fund as follows:

Tax-Free Fund                        Growth Fund
Fee     Assets                       Fee             Assets
0.30%   On first $50 million         0.45%           On first $50 million
0.25%   On next $50 million          0.40%           On next $50 million
0.20%   On excess                    0.30%           On next $50 million
        $100,000 minimum             0.25%           On excess
                                                     $100,000 minimum

Small Company Growth Fund            International Growth Fund
Fee     Assets                       Fee             Assets
0.55%   On first $50 million         0.40%           On first $250 million
0.40%   On next $50 million          0.37%           On next $250 million
0.30%   On next $50 million          0.36%           On next $250 million
0.25%   On excess                    0.35%           On next $1.25 billion
        $100,000 minimum             0.32%           Over $2 billion

                        Asian Growth Fund
                        Fee             Assets
                        0.65%           On first $50 million
                        0.50%           On next $50 million
                        0.40%           On next $50 million
                        0.30%           On excess
                                        $150,000 minimum

        The Investment Adviser has certain obligations under the Sub-advisory Agreements and retains overall responsibility for monitoring the investment program maintained by Aeltus, Aeltus Far East and Dunedin for compliance with applicable laws and regulations and each Funds' respective investment objectives. The Investment Adviser will also obtain and evaluate data regarding economic trends in the United States and industries in which the Funds invest and consult with the Subadvisers on such data and trends. In addition, the Investment Adviser will consult with and assist the Subadvisers in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by the Subadvisers to the Directors.

                                   CUSTODIAN

        Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, PA, 15258 serves as custodian for assets of all Funds except the International Growth and Asian Growth Funds. Brown Brothers Harriman & Company, 40 Water Street, Boston, MA 02109 serves as custodian for assets of the International Growth and Asian Growth Funds. Neither custodian participates in determining the investment policies of a Fund or in deciding which securities are purchased or sold by a Fund. A Fund, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodians.

        Regarding portfolio securities which are purchased outside the United States, Brown Brothers Harriman & Company has entered into sub-custodian agreements with several foreign banks or clearing agencies which are designed to comply with Rule 17f-5 under the 1940 Act with respect to portfolio securities held in custody by foreign banks.

                              INDEPENDENT AUDITORS

        KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103 serves as independent auditors to the Funds. KPMG Peat Marwick LLP provides audit services, assistance and consultation in connection with Commission filings.

                             PRINCIPAL UNDERWRITER

        ALIAC is the principal underwriter of the Funds pursuant to a contract (Underwriting Agreement) between it and the Company dated January 1, 1994. The Underwriting Agreement may be continued annually if approved annually by the Directors or by a vote of holders of a majority of each Fund's shares, and by a vote of a majority of the Directors who are not "interested persons", as that term is defined in the 1940 Act, of ALIAC, and who are not interested persons of the Company, appearing in person at a meeting called for the purpose of approving such agreement. This agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or ALIAC or by vote of holders of a majority of a Fund's shares without the payment of any penalty.

        ALIAC is registered as a broker-dealer with the Commission and is a member of the National Association of Securities Dealers, Inc.

                           DISTRIBUTION ARRANGEMENTS

        Shares of the Company are distributed on a best efforts basis by ALIAC which may contract with various broker-dealers, including one or more affiliates, for distribution of shares of the Company. On February 8, 1994, ALIAC entered into an agreement (Dealer Agreement) with Aetna Investment Services Inc., an affiliate of ALIAC, to distribute shares of the Company. To compensate ALIAC for the services it provides Adviser Class shareholders, ALIAC is paid an annual service fee with respect to Adviser Class shares of the Funds at the rate of 0.25% (0.10% for the Money Market Fund) of the average daily net assets of the class pursuant to a Shareholder Services Plan. ALIAC is also paid an annual distribution fee with respect to Adviser Class shares of the Funds (other than the Money Market Fund) at the rate of 0.50% of average daily net assets attributable to those shares under a Distribution Plan adopted by the Company pursuant to Rule 12b-1 of the 1940 Act to cover expenses primarily intended to result in the sale of Adviser Class shares.

        For year ended 1993, ALIAC received no payments under the Shareholder Services Plan or Distribution Plan. For the fiscal period ended October 31, 1994, ALIAC received $229 from Government Fund; $102,308 from Bond Fund; $104,602from Tax-Free fund; $103,950 from Aetna Fund; $102,402 from Growth and Income Fund; $545 from Growth Fund; $321 from Small Company Growth Fund; $104,655 from International Growth Fund; $305 from Asian Growth Fund for Shareholder Service and Distribution Fees.

        The Shareholder Services Plan and the Distribution Plan (Plans) continue from year-to-year, provided such continuance is approved annually by vote of the Directors, including a majority of Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plans (Independent Directors). The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ALIAC without shareholder approval. All amendments to the Plans must be approved by the Directors in the manner described above. The Plans may be terminated at any time, without penalty, by vote of a majority of the independent Directors on not more than 30 days written notice to any other party to the Plan. Pursuant to the Plans, ALIAC will provide the Directors periodic reports of amounts expended under the Plans and the purpose for which such expenditures were made.

                              BROKERAGE ALLOCATION

        Subject to the direction of the Directors, the Investment Adviser and Subadvisers (Advisers) have responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund's portfolio and for negotiating any brokerage commissions thereon. It is the Advisers' policy to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided.

        The Advisers receive a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities, the providing of equipment used to communicate research information, and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Fund as a component of other research services. The Advisers consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

        The research services provided by a particular broker may be useful only to one or more of the advisory accounts of ALIAC and its affiliates. Investment research received for the commission of those other accounts may be useful to one or more of the Funds and such other accounts.

        Consistent with federal legislation, the Advisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Funds will not effect any brokerage transactions in portfolio securities with ALIAC or any affiliate of the Funds or the Investment Adviser except in accordance with applicable SEC rules. Such transactions will comply with Rule 17e-1 of the 1940 Act.

        Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities portfolio of the Investment Adviser's own general account. Further, the Investment Adviser also acts as investment adviser to other investment companies registered under the 1940 Act. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the investment objectives of a Fund and the other portfolios, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment by a Fund and the other portfolios, and the size of the Funds' respective investment commitments. Trades may be executed between Funds and such trades are executed at "current market price" in compliance with SEC Rule 17a-7.

        For 1992, the following brokerage commissions were paid: $2,916 by the Bond Fund; $39,090 by The Aetna Fund; $38,678 by the Growth and Income Fund; and $200,818 by the International Growth Fund. For 1993, the following brokerage commissions were paid: $3,708 by the Bond Fund; $56,633 by The Aetna Fund; $58,319 by the Growth and Income Fund; and $277,873 by the International Growth Fund. For the fiscal period ended October 31, 1994, the following brokerage commissions were paid: $58,000 for the Tax-Free Fund; $5,112 by the Bond Fund; $129,278 by The Aetna Fund; $278,919 by the Growth and Income Fund; $96,666 for the Growth Fund; $122,178 for the Small Company Growth Fund.

                             DESCRIPTION OF SHARES

        The Company's Articles of Incorporation, as amended (Articles) permit the Directors to cause the Company to issue full and fractional shares of one or more series, each of which represents a proportionate interest in one Fund equal to each other share in that Fund. The Directors have the power to divide or combine the shares of a particular series into a greater or lesser number of shares without thereby changing the proportional beneficial interest in a Fund. The Directors also have the power to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in one Fund equal to each other share in that Fund. The Company currently issues shares in thirteen Series with each Series issuing common stock classified into two classes, Adviser Class shares and Select Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charges, if any, for each class; (b) the distribution and/or service fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

        The Company has obtained a ruling from the Internal Revenue Service
(IRS) with respect to the ten Funds described in this SAI to the effect that differing distributions among the classes of its shares will not result in the Fund's dividends or other distributions being regarded as "preferential dividends" under the Internal Revenue Code of 1986, as amended. Generally, a preferential dividend is a dividend which a Fund cannot treat as having been distributed for purposes of determining (i) whether the Fund qualifies as a regulated investment company (RIC) for federal income tax purposes and (ii) the Fund's tax calculations. In order to qualify as a RIC, each Fund must satisfy certain requirements, including an income distribution requirement. If a Fund so qualifies, it generally will not be subject to federal tax on income timely distributed to shareholders. The Company is currently seeking a similar ruling for its three newest Funds.

        Upon liquidation of any Fund, shareholders of the series of shares representing an interest in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares of each Fund are fully paid and nonassessable when issued.

        Nothing in the Articles protects a Director against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Voting Rights
        Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

        The Articles may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Directors and consented to by a majority of the shareholders. The Directors may also amend the Articles without the vote or consent of shareholders, if they deem it necessary to conform the Articles to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, but the Directors shall not be liable for failing to do so.

        Shares have no preemptive or conversion rights.




                         SALE AND REDEMPTION OF SHARES

        Adviser and Select Class shares of the Funds are sold and redeemed at the net asset value next determined after receipt of a purchase or redemption order in acceptable form by Firstar Trust Company, the transfer agent for each Fund. If an order is received by the Company, shares will be priced at the net asset value next-determined following receipt of the order by the Company. Occasionally orders may be submitted through a broker. It is the broker's responsibility to promptly remit orders to the transfer agent and shares will be purchased as described above. No sales charge or redemption charge is imposed on Select Class shares. No initial sales charge is imposed at the time of purchase on Adviser Class shares; however, a contingent deferred sales charge is imposed on certain redemptions of Adviser Class shares. The value of shares redeemed may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the transfer agent. Any written request to redeem shares must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. The transfer agent will, on request, explain any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity.

        The right to redeem a Fund's shares may be suspended or payment therefor postponed for any period during which (a) trading on the New York Stock Exchange (Exchange) is restricted as determined by the Securities and Exchange Commission (Commission) or such Exchange is closed for other than weekends and holidays;
(b) an emergency exists, as determined by the Commission, as a result of which
(i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

        An open account is automatically set up and maintained for each shareholder to facilitate the voluntary accumulation of each Fund's shares. The open account system makes unnecessary the issuance and delivery of stock certificates, thereby relieving shareholders of the responsibility of safekeeping. Through the open account system, each shareholder is informed of his or her holdings after any transaction affecting the number of shares he or she owns. Share certificates will not be issued.

        There is a $1,000 minimum initial investment for each Fund with a minimum of $500 for Individual Retirement Accounts. All minimum dollar amount requirements may be waived for employees and retirees of, and persons associated with, Aetna, the Systematic Investment feature and payroll deduction programs.

        Checks sent to shareholders who have requested dividends and/or capital gains distributions to be paid in cash and which are subsequently returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the Fund and credited to the shareholder's account at the then current net asset value. Further, subsequent dividends and distributions will be automatically reinvested in the Fund and credited to the shareholder's account.

        A Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment, in whole or in part, in securities chosen by that Fund and valued in the same way as they would be valued for purposes of computing that Fund's net asset value. If payment is made in securities, a shareholder may incur transactions costs in converting these securities into cash. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

                                NET ASSET VALUE

        Equity securities of a Fund which are traded on a registered securities exchange are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter (including long-term debt securities) are valued at the mean of the last bid and asked price if current market quotations are not readily available. Short-term debt securities which have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Short-term debt securities maturing in sixty days or less at the date of purchase, and all securities in the Money Market Fund, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker who is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

        Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

                                   TAX STATUS

        The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

        Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (Distribution Requirement), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

        In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (Income Requirement); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (Short-Short Gain Test). For purposes of these calculations, gross income includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

        In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

        In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

        Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

        Transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The IRS has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code
Section 1256.

        A Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies (PFICs) for federal income tax purposes. If a Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (QEF) in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If a Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

        Under recently proposed Treasury regulations a Fund can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If a Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

        Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

        In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S.
Government securities.

        If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Excise Tax on Regulated Investment Companies

        A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

        For purposes of the excise tax, a regulated investment company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

        Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

        Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Depending on a Fund's investment's, distributions by a Fund may be treated as a net capital gain dividend, an ordinary income dividend, a U. S. Government interest dividend, a qualifying dividend, or an exempt interest dividend. Dividends paid on Select Class and Advisor Class shares are calculated at the same time and in the same manner. In general, dividends on Advisor Class shares are expected to be lower than those on Select Class shares due to the higher distribution expenses borne by the Advisor Class shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

        Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

        Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

        The Tax-Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax-Free Fund's taxable year at least 50% of the Tax-Free Fund's total assets consists of tax-exempt municipal obligations. Distributions from the Tax-Free Fund will constitute exempt-interest dividends to the extent of the Tax-Free Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Tax-Free Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (AMT) in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Tax-Free Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

        AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income (AMTI) over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

        Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Tax-Free Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Free Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Tax-Free Fund will likely be subject to tax on dividends paid by the Tax-Free Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

        Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. Generally, substantially all of the dividends paid by the Growth and Income Fund, and, to a lesser degree, by the Aetna Fund, the Growth Fund, and the Small Company Growth Fund, will qualify for the 70% dividends-received deduction. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4):
(i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

        For purposes of the corporate AMT and the environmental superfund tax (which are discussed above), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

        Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. The International Growth Fund and the Asian Growth Fund anticipate investing substantially in foreign securities. If more than 50% of the value of a Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

        Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

        Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

        Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

        Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

        The Money Market Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Money Market Fund will do this. In such a case, and in the case of all other Funds (including the Tax-Free Fund), a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares (even if the gain is attributable to a dividend that would otherwise be received tax-free by the shareholder). All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

        Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (foreign shareholder), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

        If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

        If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

        In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

        The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

        The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

        Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                            PERFORMANCE INFORMATION

        Performance information for each class of shares of the Funds including the yield and effective yield of the Money Market Fund, the yield of the remaining Funds, and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Fund Yields

        Current yield for the Money Market Fund will be computed by determining the net change, exclusive of capital changes, at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
                                                        365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1

        The yield and effective yield for the Money Market Fund for the seven days ended October 31, 1994 were 4.88% and 5.01%, respectively.

30-Day Yield for Non-Money Market Funds

        Quotations of yield for the remaining Funds will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                                                   6
                           YIELD = 2[((a-b/cd) + 1)  - 1]

Where: a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

        The yield for the Bond Fund for the 30-day period ended October 31, 1994 was 6.85% for the Select Class, and 6.06% for the Adviser Class.

Average Annual Total Return for Non-Money Market Funds

        Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                                        n
                                P(1 + T)  = ERV

Where:      P   = a hypothetical initial payment of $1,000
            T   = an average annual total return
            n   = the number of years
            ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof)

        Performance information for a Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index (S&P 500), Shearson Lehman Aggregate Bond Index, Dow Jones Industrial Average (DJIA), Donoghue Money Market Averages, Russell 2000 or other indices that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of investment companies tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance of other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; (iv) the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index and (v) the Morgan Stanley Capital International Far East Free (FEF ex. Japan) Index.

        The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example: Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Total Return Quotations
Select Class

        Assumptions:
* The 1 year figures are based on an initial $1,000 purchase made January 1, 1994 and redeemed on October 31, 1994. * The 5 year figures are based on an initial $1,000 purchase made January 1, 1992 (effective date of Funds) and redeemed on October 31, 1994.


                                              1 Year                    5 Years
         Money Market                         3.33%                      3.74%
         Bond                                (3.31)%                     4.82%
         The Aetna Fund                      (0.42)%                     4.15%
         Growth and Income                    1.40%                      5.54%
         International Growth                 3.49%                      6.74%



Assumption:
* The 1 year figures are based on an initial $1,000 purchase made January 1, 1994 (effective date of Funds) and redeemed on October 31, 1994.


                                                1 Year
         Government                            (2.37)%
         Tax-Free                              (6.95)%
         Growth                                 7.70%
         Small Company Growth                   3.90%
         Asian Growth                          (5.10)%


        Assumption:
* The 1 year figures are based on an initial $1,000 purchase made April 15, 1994 (effective date of Adviser Class shares) and redeemed on October 31, 1994.

                                                1 Year
         Money Market                            3.20%
         Government                             (1.06)%
         Bond                                   (1.68)%
         Tax-Free                               (2.30)%
         The Aetna Fund                          0.82%
         Growth and Income                       2.67%
         Growth                                  3.54%
         Small Company Growth                   (0.03)%
         International Growth                    1.38%
         Asian Growth                            9.41%



All figures are based on actual investment performance. Performance figures for the Adviser Class shares reflect the deduction of the maximum contingent deferred sales charge of 1% assuming shares were redeemed at the end of the period.

        From time to time sales materials and advertisements may include discussions which compare the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of any of the Funds. In addition, the value of a college education may be expressed in sales and advertising materials as a comparison of salaries between college graduates and non-college graduates.


                      THE AETNA WAY INVESTMENT PHILOSOPHY

        The Investment Adviser believes that the best way for most individual investors to achieve consistent investment results and to outperform inflation is to rigorously apply time-tested principles of conservative investing. These include a well-diversified portfolio that balances risk and return and a long-term view of security markets. We consider this "The Aetna Way" of investing.


                              INDEPENDENT AUDITORS

        The financial statements and financial highlights of Aetna Series Fund, Inc. as of October 31, 1994 and for each of the years in the two-year period ended December 31, 1993 and the ten-month period ended October 31, 1994, are included herein and elsewhere in the registration statement in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, and upon the authority of said firm as experts in accounting and auditing.

           Aetna Series Fund, Inc.            Money Market Fund Government Fund
Assets:
Investments, at market value (Note 1)........      $206,636,828    $26,001,654
Cash.........................................               752            656
Receivable for: Dividends and interest.......           764,881        274,011
 Investments sold............................                 0              0
 Fund shares sold............................         2,218,521              0
                                              ----------------- ---------------
Total receivables............................         2,983,402        274,011
Deferred organizational expenses.............            25,747              0
                                              ----------------- ---------------
Total assets.................................       209,646,729     26,276,321
                                              ----------------- ---------------
Liabilities:
Payable for: Investments purchased...........                 0              0
 Fund shares redeemed........................           490,907            158
 Other liabilities...........................            48,947         15,692
                                              ----------------- ---------------
Total liabilities............................           539,854         15,850
                                              ----------------- ---------------
NET ASSETS applicable to outstanding
fund shares..................................      $209,106,875    $26,260,471
                                              ================= ===============
Net assets represented by:
Capital stock................................          $209,107         $2,790
Additional paid-in capital...................       208,897,768     27,560,689
                                              ----------------- ---------------
                                                    209,106,875     27,563,479
Unrealized gain (loss) on investments........                 0     (1,140,801)
Undistributed net investment income..........                 0        108,685
Accumulated net realized gain (loss) on
investments..................................                 0       (270,892)
                                              ----------------- ---------------
Total - representing net assets applicable to
outstanding fund shares......................      $209,106,875    $26,260,471
                                              ================= ===============
Capital Shares, $.001 par value
Select Class: Outstanding....................       161,756,379      2,774,007
Net Assets...................................      $161,756,379    $26,109,899
Net Asset Value per share....................             $1.00          $9.41
Adviser Class: Outstanding...................        47,350,496         16,003
Net Assets...................................       $47,350,496       $150,572
Net Asset Value per share....................             $1.00          $9.41
Cost of Investments..........................      $206,636,828    $27,142,455

Statements of Assets and Liabilities
October 31, 1994
See Notes to Financial Statements.
43

 Bond Fund   Tax-Free Fund The Aetna Fund
$50,837,696   $26,597,750   $102,959,340
    108,495           936            497
    885,009       542,686        487,617
  2,712,287             0      2,488,980
      8,464             0         59,357
------------ ------------- --------------
  3,605,760       542,686      3,035,954
     25,747             0         25,747
------------ ------------- --------------
 54,577,698    27,141,372    106,021,538
------------ ------------- --------------
  1,498,875             0      3,037,773
     40,235        59,403        198,234
     49,352        36,307        123,336
------------ ------------- --------------
  1,588,462        95,710      3,359,343
------------ ------------- --------------
$52,989,236   $27,045,662   $102,662,195
============ ============= ==============
     $5,530        $3,014         $9,645
 55,531,752    29,401,183    100,511,852
------------ ------------- --------------
 55,537,282    29,404,197    100,521,497
 (1,609,347)   (1,867,568)     2,614,894
     54,057        16,599        973,633
   (992,756)     (507,566)    (1,447,829)
------------ ------------- --------------
$52,989,236   $27,045,662   $102,662,195
============ ============= ==============
  2,879,421       163,041      7,159,113
$27,584,028    $1,464,577    $76,266,505
      $9.58         $8.98         $10.65
  2,650,978     2,851,067      2,485,397
$25,405,208   $25,581,085    $26,395,690
      $9.58         $8.97         $10.62
$52,447,043   $28,465,318   $100,344,446

                                               Aetna Mutual Funds Annual Report
                                                                             44

          Aetna Series Fund, Inc.          Growth and Income Fund Growth Fund
Assets:
Investments, at market value (Note 1).....          $306,028,411  $27,953,490
Cash......................................                   672          440
Cash denominated in foreign currencies....                     0            0
Receivable for: Dividends and interest....               319,418       36,010
 Investments sold.........................             5,731,138    1,089,194
 Fund shares sold.........................                73,995       49,422
 Recoverable taxes........................                     0            0
 Variation margin
(Note 7)..................................                53,170            0
 Forward foreign currency
exchange contracts
(Note 7)..................................                     0            0
                                           ---------------------- ------------
Total receivables.........................             6,177,721    1,174,626
Deferred organizational expenses..........                25,747            0
                                           ---------------------- ------------
Total assets..............................           312,232,551   29,128,556
                                           ---------------------- ------------
Liabilities:
Payable for: Investments purchased........             4,842,793    1,166,370
 Fund shares redeemed.....................               124,372            0
 Forward foreign currency
exchange contracts
(Note 7)..................................                     0            0
 Other liabilities........................               165,484       27,720
Deferred premiums on written options, at
market value (Note 5).....................                     0      329,469
                                           ---------------------- ------------
Total liabilities.........................             5,132,649    1,523,559
                                           ---------------------- ------------
NET ASSETS applicable to outstanding
fund shares...............................          $307,099,902  $27,604,997
                                           ====================== ============
Net assets represented by:
Capital stock.............................               $27,652       $2,560
Additional paid-in capital................           298,558,488   26,218,497
                                           ---------------------- ------------
                                                     298,586,140   26,221,057
Unrealized gain (loss) on investments and
foreign currency transactions.............            10,174,978    1,193,732
Undistributed net investment income.......               603,617      207,053
Accumulated net realized gain (loss) on
investments...............................            (2,264,833)     (16,845)
                                           ---------------------- ------------
Total - representing net assets applicable
to outstanding fund shares................          $307,099,902  $27,604,997
                                           ====================== ============
Capital Shares, $.001 par value
Select Class: Outstanding.................            27,133,462    2,521,579
Net Assets................................          $301,360,039  $27,188,261
Net Asset Value per share.................                $11.11       $10.78
Adviser Class: Outstanding................               518,198       38,808
Net Assets................................            $5,739,863     $416,736
Net Asset Value per share.................                $11.08       $10.74
Cost of Investments.......................          $295,906,603  $26,658,933

Statements of Assets and Liabilities
October 31, 1994
See Notes to Financial Statements.
45

Small Company Growth Fund International Growth Fund Asian Growth Fund
              $26,040,231               $58,662,111      $29,245,895
                    2,833                        23              866
                        0                         0          577,156
                   12,847                   185,617           88,016
                1,590,685                   586,387          826,688
                        0                    50,895              826
                        0                    75,575                0
                        0                         0                0
                        0                 9,800,000                0
------------------------- ------------------------- -----------------
                1,603,532                10,698,474          915,530
                        0                    25,746                0
------------------------- ------------------------- -----------------
               27,646,596                69,386,354       30,739,447
------------------------- ------------------------- -----------------

                1,532,487                 1,144,689          999,582
                        0                        13                0
                        0                10,025,231                0
                   30,678                    90,397           39,529
                        0                         0                0
------------------------- ------------------------- -----------------
                1,563,165                11,260,330        1,039,111
------------------------- ------------------------- -----------------
              $26,083,431               $58,126,024      $29,700,336
========================= ========================= =================
                   $2,510                    $5,038           $3,131
               25,529,909                50,531,304       27,857,983
------------------------- ------------------------- -----------------
               25,532,419                50,536,342       27,861,114
                1,479,455                 3,050,018        2,026,393
                   36,675                 1,795,158          101,618
                (965,118)                 2,744,506         (288,789)
------------------------- ------------------------- -----------------
              $26,083,431               $58,126,024      $29,700,336
========================= ========================= =================
                2,490,544                 2,723,159        3,098,026
              $25,878,721               $31,478,842      $29,385,839
                   $10.39                    $11.56            $9.49
                   19,787                 2,314,960           33,230
                 $204,710               $26,647,182         $314,497
                   $10.35                    $11.51            $9.46
              $24,560,776               $55,397,816      $27,220,963

                                               Aetna Mutual Funds Annual Report

            Aetna Series Fund, Inc.             Money Market Fund Government Fund
Investment income: (Note 1)
Dividends (net of foreign taxes
withheld of $15,364 in The
Aetna Fund)....................................               $0              $0
Interest.......................................        5,839,361       1,051,240
                                                ----------------- ---------------
Total investment income........................        5,839,361       1,051,240
Investment expenses: (Notes 2 and 3)
Investment advisory fee........................          544,857          91,999
Administrative service fee.....................          340,536          46,000
12b-1 and service fees.........................           17,959             229
Other expenses.................................          273,986          76,307
                                                ----------------- ---------------
Expenses before reimbursement
and waiver from Adviser........................        1,177,338         214,535
Expense reimbursement and
waiver from Adviser............................         (909,203)       (138,545)
                                                ----------------- ---------------
Total investment expenses......................          268,135          75,990
                                                ----------------- ---------------
Net investment income..........................        5,571,226         975,250
                                                ----------------- ---------------
Realized and unrealized gain (loss)
on investments: (Notes 1, 4 and 5)
Realized gain (loss) on sales of
investments (excluding short-term investments):
Proceeds from sales............................                0       7,331,513
Cost of investments sold.......................                0       7,630,339
                                                ----------------- ---------------
                                                               0        (298,826)
Realized gain (loss) on written
options........................................                0               0
                                                ----------------- ---------------
Net realized gain (loss) on
investments....................................                0        (298,826)
Unrealized gain (loss) on
investments
Beginning of period............................                0               0
End of period..................................                0      (1,140,801)
                                                ----------------- ---------------
                                                               0      (1,140,801)
Net realized and unrealized gain
(loss) on investments..........................                0      (1,439,627)
                                                ----------------- ---------------
Increase (decrease) in net assets
resulting from operations......................       $5,571,226       $(464,377)
                                                ================= ===============

Statements of Operations

Ten-month period ended October 31, 1994
See Notes to Financial Statements.
47

  Bond Fund   Tax-Free Fund The Aetna Fund
    $111,966            $0     $1,055,428
   2,813,748     1,036,452      1,811,322
------------- ------------- --------------
   2,925,714     1,036,452      2,866,750
     210,162        96,433        569,014
     105,128        48,217        177,792
     102,308       104,602        103,950
     129,572        75,724        190,963
------------- ------------- --------------
     547,170       324,976      1,041,719
    (128,686)     (130,489)      (156,406)
------------- ------------- --------------
     418,484       194,487        885,313
------------- ------------- --------------
   2,507,230       841,965      1,981,437
------------- ------------- --------------
  24,333,222     6,408,990     66,778,263
  25,216,010     6,916,556     68,213,735
------------- ------------- --------------
    (882,788)     (507,566)    (1,435,472)
           0             0        632,743
------------- ------------- --------------
    (882,788)     (507,566)      (802,729)
   1,792,202             0      3,870,569
  (1,609,347)   (1,867,568)     2,614,894
------------- ------------- --------------
  (3,401,549)   (1,867,568)    (1,255,675)
  (4,284,337)   (2,375,134)    (2,058,404)
------------- ------------- --------------
 $(1,777,107)  $(1,533,169)      $(76,967)
============= ============= ==============

                                               Aetna Mutual Funds Annual Report

            Aetna Series Fund, Inc.             Growth and Income Fund Growth Fund
Investment income: (Note 1)
Dividends*.....................................            $1,972,381     $287,741
Interest.......................................               440,846       65,120
                                                ---------------------- ------------
Total investment income........................             2,413,227      352,861
Investment expenses: (Notes 2 and 3)
Investment advisory fee........................               625,998      121,917
Administrative service fee.....................               223,571       43,542
12b-1 and service fees.........................               102,402          545
Other expenses.................................               170,540       83,223
                                                ---------------------- ------------
Expenses before reimbursement and
waiver from Adviser............................             1,122,511      249,227
Expense reimbursement and waiver
from Adviser...................................              (101,043)     (87,583)
                                                ---------------------- ------------
Total investment expenses......................             1,021,468      161,644
                                                ---------------------- ------------
Net investment income..........................             1,391,759      191,217
                                                ---------------------- ------------
Realized and unrealized gain (loss)
on investments: (Notes 1, 4, 5 and 7)
Realized gain (loss) on sales of
investments (excluding short-term investments):
Proceeds from sales............................            58,873,474   24,532,825
Cost of investments sold.......................            60,793,131   24,614,896
                                                ---------------------- ------------
                                                           (1,919,657)     (82,071)
Realized gain (loss) on written
options........................................               441,049       88,437
Realized gain (loss) on futures and
forward currency contracts.....................                     0       (7,375)
Realized gain (loss) on foreign
currency related transactions..................                     0            0
                                                ---------------------- ------------
Net realized gain (loss) on
investments....................................            (1,478,608)      (1,009)
Unrealized gain (loss) on
investments
Beginning of period............................             4,240,490            0
End of period..................................            10,121,808    1,193,732
                                                ---------------------- ------------
                                                            5,881,318    1,193,732
Unrealized gain (loss) on futures
and forward currency contracts.................                53,170            0
Unrealized gain (loss) on foreign
currency related transactions..................                     0            0
                                                ---------------------- ------------
Net unrealized gain (loss) on
investments....................................             5,934,488    1,193,732
                                                ---------------------- ------------
Net realized and unrealized gain
(loss) on investments..........................             4,455,880    1,192,723
                                                ---------------------- ------------
Increase (decrease) in net assets
resulting from operations......................            $5,847,639   $1,383,940
                                                ====================== ============

*Amounts are net of foreign taxes withheld of $22,846 in The Growth and Income Fund, $1,897 in The Growth Fund, $142,109 in The International Growth Fund, and $23,731 in The Asian Growth Fund.
Statements of Operations

Ten-month period ended October 31, 1994
See Notes to Financial Statements.
49

Small Company Growth Fund International Growth Fund Asian Growth Fund
                $139,235                  $846,020          $316,724
                  92,522                   102,225            76,404
------------------------- ------------------------- -----------------
                 231,757                   948,245           393,128
                 144,601                   357,374           183,192
                  42,530                   105,110            45,798
                     321                   104,655               305
                  82,255                   232,950           133,328
------------------------- ------------------------- -----------------
                 269,707                   800,089           362,623
                 (73,512)                  (55,230)         (111,555)
------------------------- ------------------------- -----------------
                 196,195                   744,859           251,068
------------------------- ------------------------- -----------------
                  35,562                   203,386           142,060
------------------------- ------------------------- -----------------
              22,425,880                38,557,449        14,220,567
              23,389,885                34,441,009        14,509,355
------------------------- ------------------------- -----------------
                (964,005)                4,116,440          (288,788)
                       0                         0                 0
                       0                  (315,272)                0
                       0                   (87,098)          (40,443)
------------------------- ------------------------- -----------------
                (964,005)                3,714,070          (329,231)
                       0                 5,327,835                 0
               1,479,455                 3,264,295         2,024,932
------------------------- ------------------------- -----------------
               1,479,455                (2,063,540)        2,024,932
                       0                  (225,231)                0
                       0                    10,954             1,461
------------------------- ------------------------- -----------------
               1,479,455                (2,277,817)        2,026,393
------------------------- ------------------------- -----------------
                 515,450                 1,436,253         1,697,162
------------------------- ------------------------- -----------------
                $551,012                $1,639,639        $1,839,222
========================= ========================= =================

                                               Aetna Mutual Funds Annual Report
                                                                             50

        Aetna Series Fund, Inc.                Money Market Fund       Government Fund
                                              Ten-month                    Ten-month
                                             period ended   Year ended   period ended
                                             October 31,   December 31,   October 31,
                                                 1994          1993          1994
                                            -------------- ------------- -------------
From Operations:
Net investment income......................    $5,571,226    $2,421,246      $975,250
Net realized gain (loss) on investments....             0           271      (298,826)
Net unrealized gain (loss) on
investments................................             0             0    (1,140,801)
                                            -------------- ------------- -------------
Increase (decrease) in net assets resulting
from operations............................     5,571,226     2,421,517      (464,377)
                                            -------------- ------------- -------------
From Distributions to Shareholders: (Note 1)
Select Class:
Dividends to shareholders from net
investment income..........................    (4,776,403)   (2,421,246)     (836,799)
Dividends in excess of net investment
income.....................................             0          (271)            0
Distributions to shareholders from
realized gain on investments...............             0             0             0
Return of capital distributions............             0             0             0
Adviser Class:
Dividends to shareholders from net
investment income..........................      (794,823)            0        (1,832)
Dividends in excess of net investment
income.....................................             0             0             0
Distributions to shareholders from
realized gain on investments...............             0             0             0
                                            -------------- ------------- -------------
Decrease in net assets from distributions
to shareholders............................    (5,571,226)   (2,421,517)     (838,631)
                                            -------------- ------------- -------------
From Fund Share Transactions:
(Note 8)
Select Class:
Proceeds from shares sold..................   184,288,133   125,536,601    26,189,218
Net asset value of shares issued upon
reinvestment of dividends and
distributions..............................     4,313,330     2,276,753     1,222,008
Cost of shares redeemed....................  (134,729,463)  (56,450,873)         (904)
Adviser Class:
Proceeds from shares sold..................    49,918,444             0       165,129
Net asset value of shares issued upon
reinvestment of dividends and
distributions..............................       788,233             0         2,374
Cost of shares redeemed....................    (3,356,170)            0       (14,346)
                                            -------------- ------------- -------------
Increase in net assets from fund share
transactions...............................   101,222,507    71,362,481    27,563,479
                                            -------------- ------------- -------------
Change in net assets.......................   101,222,507    71,362,481    26,260,471
Net Assets:
Beginning of period........................   107,884,368    36,521,887             0
                                            -------------- ------------- -------------
End of period..............................  $209,106,875  $107,884,368   $26,260,471
                                            ============== ============= =============
End of period net assets includes
undistributed (distributions in excess
of) net investment income..................            $0            $0      $108,685
                                            ============== ============= =============

Statements of Changes in Net Assets

See Notes to Financial Statements.
51

        Bond Fund          Tax-Free Fund       The Aetna Fund
  Ten-month                  Ten-month     Ten-month
period ended   Year ended  period ended  period ended   Year ended
 October 31,  December 31,  October 31,   October 31,  December 31,
    1994          1993         1994          1994          1993
------------- ------------ ------------- ------------- ------------
 $ 2,507,230   $2,285,560      $841,965    $1,981,437   $1,525,462
    (882,788)     394,102      (507,566)     (802,729)    (447,354)
  (3,401,549)   1,339,297    (1,867,568)   (1,255,675)   3,380,936
------------- ------------ ------------- ------------- ------------
  (1,777,107)   4,018,959    (1,533,169)      (76,967)   4,459,044
------------- ------------ ------------- ------------- ------------
  (1,488,587)  (2,285,560)     (178,416)     (729,483)  (1,525,462)
           0     (279,904)            0             0      (75,813)
           0            0             0             0            0
           0            0             0             0     (147,662)
    (709,993)           0      (646,950)     (267,325)           0
           0            0             0             0            0
           0            0             0             0            0
------------- ------------ ------------- ------------- ------------
  (2,198,580)  (2,565,464)     (825,366)     (996,808)  (1,748,937)
------------- ------------ ------------- ------------- ------------
  13,687,226    8,345,965    28,310,131    50,816,381   24,210,202
   1,375,268    2,452,026       177,341     1,709,717    1,731,510
 (31,166,825)  (2,672,035)  (25,636,777)  (38,967,995)  (2,395,178)
  25,571,124            0    25,973,435    25,942,576            0
     709,934            0       645,691       267,247            0
        (231)           0       (65,624)      (14,313)           0
------------- ------------ ------------- ------------- ------------
  10,176,496    8,125,956    29,404,197    39,753,613   23,546,534
------------- ------------ ------------- ------------- ------------
   6,200,809    9,579,451    27,045,662    38,679,838   26,256,641
  46,788,427   37,208,976             0    63,982,357   37,725,716
------------- ------------ ------------- ------------- ------------
$ 52,989,236  $46,788,427  $ 27,045,662  $102,662,195  $63,982,357
============= ============ ============= ============= ============
     $54,057    $(235,823)      $16,599      $973,633     $(10,996)
============= ============ ============= ============= ============

                                               Aetna Mutual Funds Annual Report

         Aetna Series Fund, Inc.                Growth and Income Fund         Growth Fund
                                             Ten-month                          Ten-month
                                            period ended      Year ended       period ended
                                          October 31, 1994 December 31, 1993 October 31, 1994
                                          ---------------- ----------------- ----------------
From Operations:
Net investment income....................    $  1,391,759          $753,283         $191,217
Net realized gain (loss) on investments..      (1,478,608)         (671,266)          (1,009)
Net unrealized gain (loss) on
investments..............................       5,934,488         2,931,172        1,193,732
                                          ---------------- ----------------- ----------------
Increase (decrease) in net assets
resulting from operations................       5,847,639         3,013,189        1,383,940
                                          ---------------- ----------------- ----------------
From Distribution to Shareholders: (Note 1)
Select Class:
Dividends to shareholders from net
investment income........................        (609,602)         (753,283)               0
Dividends in excess of net investment
income...................................               0                 0                0
Distributions to shareholders from
realized gain on investments.............               0                 0                0
Return of capital distributions..........               0           (35,277)               0
Adviser Class:
Dividends to shareholders from net
investment income........................        (178,540)                0                0
Dividends in excess of net investment
income...................................               0                 0                0
Distributions to shareholders from
realized gain on investments.............               0                 0                0
                                          ---------------- ----------------- ----------------
Decrease in net assets from distributions
to shareholders..........................        (788,142)         (788,560)               0
                                          ---------------- ----------------- ----------------
From Fund Share Transactions:
(Note 8)
Select Class:
Proceeds from shares sold................     283,178,288        28,504,057       25,821,070
Net asset value of shares issued upon
reinvestment of dividends and
distributions............................         607,349           785,403                0
Cost of shares redeemed..................     (47,350,637)       (2,860,348)          (6,065)
Adviser Class:
Proceeds from shares sold................      26,073,067                 0          406,304
Net asset value of shares issued upon
reinvestment of dividends and
distributions............................         178,486                 0                0
Cost of shares redeemed..................     (20,772,927)                0             (252)
                                          ---------------- ----------------- ----------------
Increase in net assets from fund share
transactions.............................     241,913,626        26,429,112       26,221,057
                                          ---------------- ----------------- ----------------
Change in net assets.....................     246,973,123        28,653,741       27,604,997
Net Assets:
Beginning of period......................      60,126,779        31,473,038                0
                                          ---------------- ----------------- ----------------
End of period............................    $307,099,902       $60,126,779      $27,604,997
                                          ================ ================= ================
End of period net assets includes
undistributed (distributions in excess
of) net investment income................    $    603,617                $0      $   207,053
                                          ================ ================= ================

Statements of Changes in Net Assets

See Notes to Financial Statements.
53

Small Company Growth Fund     International Growth Fund      Asian Growth Fund
        Ten-month            Ten-month                           Ten-month
      period ended          period ended      Year ended       period ended
    October 31, 1994      October 31, 1994 December 31, 1993 October 31, 1994
------------------------- ---------------- ----------------- -----------------
                 $35,562         $203,386          $156,376          $142,060
                (964,005)       3,714,070         2,789,870          (329,231)
               1,479,455       (2,277,817)        5,524,689         2,026,393
------------------------- ---------------- ----------------- -----------------
                 551,012        1,639,639         8,470,935         1,839,222
------------------------- ---------------- ----------------- -----------------
                       0                0          (156,376)                0
                       0                0        (1,174,798)                0
                       0                0           (80,365)                0
                       0                0                 0                 0
                       0                0                 0                 0
                       0                0                 0                 0
                       0                0                 0                 0
------------------------- ---------------- ----------------- -----------------
                       0                0        (1,411,539)                0
------------------------- ---------------- ----------------- -----------------
              25,355,267       17,741,029         6,065,970        27,568,716
                       0                0         1,281,531                 0
                 (22,139)     (27,138,021)       (1,200,499)          (10,261)
                 199,540       26,042,111                 0           303,864
                       0                0                 0                 0
                    (249)          (5,489)                0            (1,205)
------------------------- ---------------- ----------------- -----------------
              25,532,419       16,639,630         6,147,002        27,861,114
------------------------- ---------------- ----------------- -----------------
              26,083,431       18,279,269        13,206,398        29,700,336
                       0       39,846,755        26,640,357                 0
------------------------- ---------------- ----------------- -----------------
             $26,083,431      $58,126,024       $39,846,755       $29,700,336
========================= ================ ================= =================
                 $36,675       $1,795,158                $0          $101,618
========================= ================ ================= =================

                                               Aetna Mutual Funds Annual Report

1. Summary of Significant Accounting Policies

Aetna Series Fund, Inc. ("Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds ("Funds") each of which has its own investment objectives, policies and restrictions. Operations of the Company commenced on December 23, 1991.

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. Each Fund offers two classes of shares, the Select Class shares and the Adviser Class shares. The Select Class of shares are offered principally to institutions and are not subject to sales charges or service fees. The Adviser Class of shares are offered primarily to the general public and are subject to deferred sales charges payable upon redemption within four calendar years after the year of purchase. The Adviser Class shares were made available to the public on April 15, 1994. Additionally, the Adviser Class is subject to a shareholder service fee and an annual Rule 12b-1 distribution plan expense.

The Company offers the following ten Funds:
~ Aetna Money Market Fund (Money Market Fund)* - a portfolio consisting of high-quality money market instruments;
~ Aetna Government Fund (Government Fund)** - a portfolio of U.S. Government securities;
~ Aetna Bond Fund (Bond Fund)* - a portfolio primarily of high-quality corporate and U.S. Government securities;
~ Aetna Tax-Free Fund (Tax-Free Fund)** - a portfolio primarily of municipal securities;
~ The Aetna Fund (The Aetna Fund)* - a flexible portfolio of stocks, bonds and money market instruments;
~ Aetna Growth and Income Fund (Growth and Income Fund)* - a diversified common stock portfolio;
~ Aetna Growth Fund (Growth Fund)** - a common stock portfolio of companies believed to have potential for growth;
~ Aetna Small Company Growth Fund (Small Company Growth Fund)** - a common st ock portfolio of companies with smaller market capitalizations;
~ Aetna International Growth Fund (International Growth Fund)* - a common stock portfolio of companies traded outside North America; and ~ Aetna Asian Growth Fund (Asian Growth Fund)** - a common stock portfolio of companies traded in Asia excluding Japan.

 * Funds became available for sale to the public on December 23, 1991. ** Funds became available for sale to the public on January 2, 1994. Aetna Series Fund, Inc.
Notes to Financial Statements

October 31, 1994
Aetna Mutual Funds Annual Report
55

Aetna Life Insurance and Annuity Company ("ALIAC") serves as the Investment Adviser and as principal underwriter to each Fund. Aeltus Investment Management, Inc. ("Aeltus") is employed as a sub-adviser to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund. Aeltus Investment Management International (F.E.) Limited ("Aeltus Far East") is employed as a sub-adviser to the Asian Growth Fund. Dunedin Fund Managers Ltd. ("Dunedin") is employed as the sub-adviser to the International Growth Fund.

Effective October 31, 1994, the Company changed its fiscal year end from December 31 to October 31.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Valuation of Investments

In all Funds except the Money Market Fund, investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices, except that short-term investments are amortized to maturity value during the sixty days prior to maturity. Other securities are valued in good faith using methods approved by the Board of Directors. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. The Money Market Fund states all investments at amortized cost which approximates market value.

Securities traded in foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income, and expenses at the rate of exchange prevailing on the respective dates of such transactions.

B. Option Contracts

Purchases of call options are recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Funds will realize a loss equal to the premium paid. When the Funds enter into a closing sale transaction, the Funds will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the
                                               Aetna Mutual Funds Annual Report

Funds exercise a call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

The Funds write covered call options. When the Funds write a covered call option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a covered call option is exercised, the Funds will realize a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

Unlike options on specific securities, all settlements of options on stock indices are in cash and gains or losses depend on general movements in the stocks included in the index rather than price movements in a particular stock. There is no physical delivery of securities.

The risk associated with purchasing call options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

C. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security, financial instrument, or, in the case of a stock index, cash at a set price on a future date. Upon entering into a futures contract the Fund is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, as the value of the underlying instrument or index fluctuates, and are recorded for book purposes as unrealized gains or losses by the Fund.

From time to time, the Fund may enter into forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked to market daily. Realized gains and losses arising from such
Aetna Mutual Funds Annual Report
57
transactions are included in realized gain (loss) on foreign currency related transactions. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

For federal tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is included in federal taxable income.

D. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Federal Securities Act of 1933. The Funds may invest up to 15% (10% in the case of the Money Market Fund) of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

E. Federal Income Taxes

The Funds have qualified, and intend to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Funds are relieved of any federal income tax liability by distributing all of their net taxable investment income and net taxable capital gains, if any, to shareholders. The Funds intend to avoid excise tax liability by making the distributions required under the Internal Revenue Code.

F. Distributions and Dividends

The Funds distribute all net investment income and net capital gains, if any, to shareholders. Distributions from net investment income are based on taxable net income and are made as follows: Money Market Fund declares dividends daily and pays them monthly; Government Fund, Bond Fund, and Tax-Free Fund declare and pay dividends monthly; The Aetna Fund and Growth and Income Fund declare and pay dividends semi-annually in June and December; and, Growth Fund, Small Company Growth Fund, International Growth Fund, and Asian Growth Fund declare and pay dividends annually in December. All Funds distribute net capital gains, if any, annually.
                                               Aetna Mutual Funds Annual Report

The Board of Directors of the Funds declared the following dividends from net investment income during the ten-month period ended October 31, 1994 (per share):

                          Select Class Adviser Class
                          ------------ -------------
Money Market Fund .......        $0.03         $0.03
Government Fund .........         0.36          0.26
Bond Fund ...............         0.45          0.27
Tax-Free Fund ...........         0.33          0.23
The Aetna Fund ..........         0.12          0.11
Growth and Income Fund ..         0.08          0.08

On November 30, 1994, the Board of Directors declared and paid the following dividends per share from net investment income to shareholders of record on November 29, 1994.

                     Select Class Adviser Class
                     ------------ -------------
Money Market Fund ..      $0.0042       $0.0042
Government Fund ....       0.0450        0.0430
Bond Fund ..........       0.0450        0.0425
Tax-Free Fund ......       0.0350        0.0280

Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the treatment of currency gains and losses as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for federal income tax purposes. The effect on dividend distributions of permanent book-to-tax differences, if any, are reflected in additional paid-in capital.

On the Statements of Assets and Liabilities, due to current permanent book-to-tax differences, accumulated net realized gain (loss), and undistributed net investment income have been increased (decreased) as follows:

                              Accumulated  Undistributed  Additional
                             Net Realized  Net Investment   Paid-in
                              Gain (Loss)      Income       Capital
                             ------------- -------------- ----------
Government Fund ............      $27,934       $(27,934)         $-
Bond Fund ..................       18,769        (19,866)      1,097
Growth Fund ................      (15,836)        15,836           -
Small Company Growth Fund ..       (1,113)         1,113           -
International Growth Fund ..   (1,591,772)     1,591,772           -
Asian Growth Fund ..........       40,442        (40,442)          -
Aetna Mutual Funds Annual Report
59

G. Other

The Funds record short-term investment transactions on a trade-date basis. All other investment transactions are accounted for on the day after the trade date. On the Funds' Statements of Assets and Liabilities, all investment transactions have been adjusted to trade date. Interest income is recorded as earned. Dividend income and stock splits as well as dividends and distributions to the shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

H. Deferred Organizational Costs

The Company paid organizational expenses in connection with the start-up and initial registration of the Company. These organizational expenses have been capitalized and allocated equally to the Money Market Fund, the Bond Fund, The Aetna Fund, the Growth and Income Fund, and the International Growth Fund. The organizational expenses are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares representing initial capital of each Fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

2. Investment Advisory, Management, Shareholder Service and Distribution Fees

The Funds pay the Investment Adviser the following annual fees expressed as a percentage of the average daily net assets of each Fund. As the Funds' net assets exceed predetermined thresholds ($500 million for Money Market Fund and The Aetna Fund, $250 million for Government Fund, Bond Fund, Tax-Free Fund, Growth and Income Fund, Growth Fund, Small Company Growth Fund, International Gr owth Fund, and Asian Growth Fund) lower advisory fees apply.

                     Fee
                    ----
Money Market Fund.. .40%
Government Fund.... .50%
Bond Fund.......... .50%
Tax-Free Fund...... .50%
The Aetna Fund..... .80%
                             Fee
                            -----
Growth and Income Fund.....  .70%
Growth Fund................  .70%
Small Company Growth Fund..  .85%
International Growth Fund..  .85%
Asian Growth Fund.......... 1.00%

The Adviser has entered into sub-advisory agreements with Aeltus, Aeltus Far East, and Dunedin. The sub-advisers supervise the investment and reinvestment of cash and securities and receive a fee from the investment adviser based on the average
                                               Aetna Mutual Funds Annual Report

2. Investment Advisory, Management, Shareholder Service and Distribution Fees (continued)

daily net assets of the Funds. As each Fund's net assets exceed predetermined thresholds ($50 million for Tax-Free Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund and $250 million for International Growth Fund) lower fees apply.

Fund                           Sub-Adviser   Fees
---------------------------- --------------- ----
Tax-Free Fund ..............      Aeltus     .30%
Growth Fund ................      Aeltus     .45%
Small Company Growth Fund ..      Aeltus     .55%
Asian Growth Fund .......... Aeltus Far East .65%
International Growth Fund ..     Dunedin     .40%

The Company has entered into an administrative services agreement with ALIAC under which ALIAC acts as administrator and provides certain administrative and shareholder services necessary for Company operations and is responsible for the supervision of other service providers. Each Fund pays ALIAC a monthly fee for its services at an annual rate based on average daily net assets of 0.25% on the first $250 million. As each Fund's net assets exceed $250 million, lower fees apply.

The Funds have adopted a Shareholder Service Plan for the Adviser Class shares. Under the Shareholder Service Plan, ALIAC is paid a service fee at an annual rate of 0.25% (0.10% for the Money Market Fund) of the daily net assets of the Adviser Class of each fund. This fee is used as compensation for expenses incurred in servicing shareholder accounts. For the ten-month period ended October 31, 1994, the Funds paid ALIAC $191,071 in service fees. Additionally, the Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan provides for payments to ALIAC at an annual rate 0.50% of the daily net assets of the Adviser Class shares of each Fund, except for the Money Market Fund. Amounts paid by the
Funds under the Adviser Class Distribution Plan are used to pay expenses incurred in promoting the sales of the Adviser Class shares. For the ten-month period ended October 31, 1994, the Funds paid ALIAC $346,205 in Rule 12b-1 fees. Presently, the Funds class specific expenses are limited to Shareholder Se rvice and Distribution Plan expenses incurred by the Adviser Class shares.
Aetna Mutual Funds Annual Report
61

3. Other Investment Expenses and Reimbursement from Adviser

Other investment expenses for the ten-month period ended October 31, 1994 follow:

                            Money                                  The
                           Market  Government   Bond   Tax-Free   Aetna
                            Fund      Fund      Fund     Fund     Fund
                          -------- ---------- -------- -------- --------
Organizational Expenses..   $9,983        $-    $9,983      $-    $9,983
Printing/Postage.........    8,556      5,694    8,556    5,694    8,556
Custody Fees.............   22,888      7,490   11,554    7,185   38,717
Transfer Agent Fees......  157,816     22,099   36,626   22,118   60,863
Audit Fees...............   11,180     10,044    9,649    9,747   10,867
Directors' Fees..........    7,083      7,083    7,083    7,083    7,083
Proxy....................   11,225         -     7,125       -     8,538
State and Federal Fees...   39,681     18,323   33,422   18,323   40,782
Miscellaneous............    5,574      5,574    5,574    5,574    5,574
                          -------- ---------- -------- -------- --------
Total.................... $273,986    $76,307 $129,572  $75,724 $190,963
                          ======== ========== ======== ======== ========

                           Growth           Small
                             and           Company International   Asian
                           Income   Growth  Growth     Growth     Growth
                            Fund     Fund    Fund       Fund       Fund
                          -------- ------- ------- ------------- --------
Organizational Expenses..   $9,983     $-      $-         $9,983      $-
Printing/Postage.........    8,556   5,694   5,694         8,556    5,694
Custody Fees.............   42,361  14,294  13,435       123,101   63,644
Transfer Agent Fees......   44,570  22,104  22,218        32,111   22,891
Audit Fees...............    9,785  10,151   9,928         9,227   10,119
Directors' Fees..........    7,083   7,083   7,083         7,083    7,083
Proxy....................    7,613      -       -          7,169       -
State and Federal Fees...   35,015  18,323  18,323        30,146   18,323
Miscellaneous............    5,574   5,574   5,574         5,574    5,574
                          -------- ------- ------- ------------- --------
Total.................... $170,540 $83,223 $82,255      $232,950 $133,328
                          ======== ======= ======= ============= ========

Total fund investment expenses include investment advisory fees, administrative service fees and other expenses that a Fund incurs. The Investment Adviser may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements, which may be terminated at any time without notice, will increase a Fund's yield. For the ten-month period ended October 31, 1994, the Investment Adviser reimbursed a portion of its fees and expenses which is reflected as a reduction of expenses in the Statements of Operations.

                                               Aetna Mutual Funds Annual Report

4. Purchases and Sales of Investment Securities

Purchases and sales of investment securities excluding short-term investments for all Funds except the Money Market Fund, for the ten-month period ended October 31, 1994:

                                 Cost of       Proceeds
                                Purchases     from Sales
                             -------------- --------------
Money Market Fund .......... $3,069,652,206 $2,989,457,790
Government Fund ............     30,239,903      7,331,513
Bond Fund ..................     32,917,730     24,333,222
Tax-Free Fund ..............     33,981,900      6,408,990
The Aetna Fund .............    110,864,233     66,778,263
Growth and Income Fund .....    295,250,529     58,873,474
Growth Fund ................     49,588,790     24,532,825
Small Company Growth Fund ..     45,903,349     22,425,880
International Growth Fund ..     52,706,095     38,557,449
Asian Growth Fund ..........     39,659,318     14,220,567

5. Options


All Funds except the Money Market Fund may use options. For the ten-month period ended October 31, 1994, the following reflects the covered call option activity:

                                    The Aetna Fund
                          ---------------------------------
                          Number of  Deferred
                           Option     Premium     Realized
                          Contracts  Received   Gain (Loss)
                          --------- ----------- -----------
Outstanding January 1 ...    1,814    $521,998          $-
Written .................    1,790     627,606           -
Cancelled ...............   (1,172)   (418,982)      53,975
Exercised ...............     (548)   (151,854)          -
Expired .................   (1,884)   (578,768)     578,768
                          --------- ----------- -----------
Outstanding October 31 ..       -          $-      $632,743
                          ========= =========== ===========

                                Growth and Income Fund
                          ----------------------------------
                          Number of   Deferred
                           Option     Premium      Realized
                          Contracts   Received   Gain (Loss)
                          --------- ------------ -----------
Outstanding January 1 ...      624     $187,656          $-
Written .................    2,417      764,141           -
Cancelled ...............   (1,152)   ( 380,144)     103,393
Exercised ...............     (732)   ( 233,997)          -
Expired .................   (1,157)   ( 337,656)     337,656
                          --------- ------------ -----------
Outstanding October 31 ..       -           $-      $441,049
                          ========= ============ ===========

Aetna Mutual Funds Annual Report
63

                                    Growth Fund
                         ---------------------------------
                         Number of  Deferred
                          Option     Premium    Realized
                         Contracts  Received   Gain (Loss)
                         --------- ----------- -----------
Outstanding January 1...        -          $-          $-
Written.................      923     424,911           -
Cancelled...............     (153)    (75,451)    (18,308)
Exercised...............      (60)    (14,070)         -
Expired.................     (115)   (106,745)    106,745
                         --------- ----------- -----------
Outstanding October 31..      595    $228,645    $ 88,437
                         ========= =========== ===========

6. Capital Loss Carryforward

At October 31, 1994, for federal income tax purposes the Funds had the following capital loss carryforwards:

                       Capital Loss   Year of
Fund                   Carryforward Expiration
---------------------- ------------ ----------
Government Fund            $270,893       2002
----------------------------------------------
Bond Fund                   128,736       2001
                            835,379       2002
----------------------------------------------
Tax-Free Fund               507,565       2002
----------------------------------------------
Aetna Fund                  434,615       2001
                            992,264       2002
----------------------------------------------
Growth and Income Fund       54,853       2000
                            621,144       2001
                            965,089       2002
----------------------------------------------
Small Company Fund          832,297       2002
----------------------------------------------
Asian Growth Fund           288,788       2002

The Board of Directors will not distribute any realized gains until the capital loss carry forwards have been offset or expire.

7. Open Futures and Forward Foreign Currency Exchange Contracts

At October 31, 1994, the Growth and Income Fund had 38 S&P 500 open futures contracts with a short position. The open futures contracts had a market value of $8,976,500 and cost $9,030,480. The unrealized gain of $53,170 on these contracts is reflected in the accompanying financial statements.
                                               Aetna Mutual Funds Annual Report

At October 31, 1994, the International Growth Fund had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized loss of $225,231 on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                            U.S. $ Value
 Exchange  Currency to be      as of       Currency to be
   Date       Delivered   October 31, 1994    Received
---------- -------------- ---------------- --------------
              2,485,040
12/07/94 .  Deutsche Mark      $ 1,653,056     $1,600,000
             809,668,000
11/16/94 .  Japanese Yen         8,372,175      8,200,000
                          ---------------- --------------
                               $10,025,231     $9,800,000
                          ================ ==============
Aetna Mutual Funds Annual Report
65

8. Authorized Capital Shares and Capital Share Transactions

The Funds are authorized to issue a total of 4.0 billion shares. Of those 4.0 billion shares, 3.8 billion have been designated to the Funds as follows: All of the Funds, except the Money Market Fund, have been allocated 100 million shares each of Select Class shares and Adviser Class shares. The Money Market Fund has been allocated one billion shares each of Select Class shares and Adviser Class shares.

Select and Adviser Class share transactions for each Fund were as follows:

                               Money Market Fund

                                     Select
                                    Adviser
                                       For the                            For the
                                      Ten-Month          For the         Ten-Month
                                     Period Ended      Year Ended       Period Ended
                                   October 31, 1994 December 31, 1993 October 31, 1994
                                   ---------------- ----------------- ----------------
Shares sold.......................     184,288,133       125,536,601       49,918,444
Shares issued upon reinvestment ..       4,313,330         2,276,753          788,233
Shares redeemed ..................    (134,729,463)      (56,450,873)      (3,356,170)
                                   ---------------- ----------------- ----------------
Net increase .....................      53,872,000        71,362,481       47,350,507
                                   ================ ================= ================
                                    Government Fund

                                        Select
                                        Adviser
                                       For the                            For the
                                      Ten-Month                          Ten-Month
                                     Period Ended                       Period Ended
                                   October 31, 1994                   October 31, 1994
                                   ----------------                   ----------------
Shares sold ......................       2,647,126                             17,344
Shares issued upon reinvestment ..         126,976                                162
Shares redeemed ..................             (95)                            (1,503)
                                   ----------------                   ----------------
Net increase .....................       2,774,007                             16,003
                                   ================                   ================
                                       Bond Fund

                                        Select
                                        Adviser
                                       For the                            For the
                                      Ten-Month          For the         Ten-Month
                                     Period Ended      Year Ended       Period Ended
                                   October 31, 1994 December 31, 1993 October 31, 1994
                                   ---------------- ----------------- ----------------
Shares sold ......................       1,375,291           808,633        2,577,890
Shares issued upon reinvestment ..         161,898           237,279           73,112
Shares redeemed ..................      (3,169,473)         (258,122)             (24)
                                   ---------------- ----------------- ----------------
Net increase (decrease) ..........      (1,632,284)          787,790        2,650,978
                                   ================ ================= ================

                                               Aetna Mutual Funds Annual Report

                                 Tax-Free Fund

                                     Select
                                    Adviser
                                       For the                            For the
                                      Ten-Month                          Ten-Month
                                     Period Ended                       Period Ended
                                   October 31, 1994                   October 31, 1994
                                   ----------------                   ----------------
Shares sold ......................       2,896,031                          2,770,659
Shares issued upon reinvestment ..          19,126                             87,705
Shares redeemed ..................      (2,752,116)                            (7,297)
                                   ----------------                   ----------------
Net increase .....................         163,041                          2,851,067
                                   ================                   ================

                                    The Aetna Fund

                                        Select
                                        Adviser
                                       For the                            For the
                                      Ten-Month          For the         Ten-Month
                                     Period Ended      Year Ended       Period Ended
                                   October 31, 1994 December 31, 1993 October 31, 1994
                                   ---------------- ----------------- ----------------
Shares sold ......................       4,761,580         2,272,022        2,469,921
Shares issued upon reinvestment ..         166,181           162,417           16,842
Shares redeemed ..................      (3,684,549)         (225,285)          (1,366)
                                   ---------------- ----------------- ----------------
Net increase .....................       1,243,212         2,209,154        2,485,397
                                   ================ ================= ================

                                Growth and Income Fund

                                        Select
                                        Adviser
                                       For the                            For the
                                      Ten-Month          For the         Ten-Month
                                     Period Ended      Year Ended       Period Ended
                                   October 31, 1994 December 31, 1993 October 31, 1994
                                   ---------------- ----------------- ----------------
Shares sold ......................      26,001,787         2,648,946        2,425,064
Shares issued upon reinvestment ..          57,454            72,293           16,760
Shares redeemed ..................      (4,378,789)         (264,193)      (1,923,626)
                                   ---------------- ----------------- ----------------
Net increase .....................      21,680,452         2,457,046          518,198
                                   ================ ================= ================
                                      Growth Fund

                                        Select
                                        Adviser
                                       For the                            For the
                                      Ten-Month                          Ten-Month
                                     Period Ended                       Period Ended
                                   October 31, 1994                   October 31, 1994
                                   ----------------                   ----------------
Shares sold ......................       2,522,145                             38,832
Shares issued upon reinvestment ..               0                                  0
Shares redeemed ..................            (566)                               (24)
                                   ----------------                   ----------------
Net increase .....................       2,521,579                             38,808
                                   ================                   ================
Aetna Mutual Funds Annual Report
67

                           Small Company Growth Fund

                                     Select
                                    Adviser
                                   For the Ten-Month                    For the Ten-Month
                                     Period Ended                         Period Ended
                                   October 31, 1994                     October 31, 1994
                                   -----------------                    -----------------
Shares sold ......................        2,492,687                               19,811
Shares issued upon reinvestment ..                0                                    0
Shares redeemed ..................           (2,143)                                 (24)
                                   -----------------                    -----------------
Net increase .....................        2,490,544                               19,787
                                   =================                    =================

                                International Growth Fund

                                          Select
                                         Adviser
                                   For the Ten-Month                    For the Ten-Month
                                     Period Ended    For the Year Ended   Period Ended
                                   October 31, 1994  December 31, 1993  October 31, 1994
                                   ----------------- ------------------ -----------------
Shares sold ......................        1,569,806            555,141         2,315,445
Shares issued upon reinvestment ..                0            124,679                 0
Shares redeemed ..................       (2,413,248)          (113,510)             (485)
                                   ----------------- ------------------ -----------------
Net increase (decrease) ..........         (843,442)           566,310         2,314,960
                                   ================= ================== =================

                                    Asian Growth Fund

                                          Select
                                         Adviser
                                   For the Ten-Month                    For the Ten-Month
                                     Period Ended                         Period Ended
                                   October 31, 1994                     October 31, 1994
                                   -----------------                    -----------------
Shares sold ......................        3,099,129                               33,362
Shares issued upon reinvestment ..                0                                    0
Shares redeemed ..................           (1,103)                                (132)
                                   -----------------                    -----------------
Net increase .....................        3,098,026                               33,230
                                   =================                    =================

                                               Aetna Mutual Funds Annual Report

                                                              Money Market Fund
                                                    Select Class                      Adviser Class*
                                         Ten-month
                                       period ended  Year ended   Year ended
                                       October 31,  December 31, December 31,           Period from
                                           1994         1993         1992     April 15, 1994-October 31, 1994
                                       ------------ ------------ ------------ -------------------------------
Net asset value, beginning of period..       $1.00         1.00         1.00                            1.00
                                       ------------ ------------ ------------ -------------------------------
Income from
Investment Operations
Net investment income.................         .03          .03          .04                             .03
Net realized and unrealized gain
(loss) on investments.................         .00          .00          .00                             .00
                                       ------------ ------------ ------------ -------------------------------
Total.................................         .03          .03          .04                             .03
Less Distributions
Dividends from net investment
income................................        (.03)        (.03)        (.04)                           (.03)
Dividends in excess of net investment
income................................         .00          .00          .00                             .00
Distributions from realized gain on
investments...........................         .00          .00          .00                             .00
                                       ------------ ------------ ------------ -------------------------------
Net asset value, end of period........       $1.00         1.00         1.00                            1.00
                                       ============ ============ ============ ===============================
Total return..........................        3.33%        3.29%        3.98%                           2.41%
Net assets, end of period (000's).....    $161,756      107,844       36,522                          47,350
Ratio of total investment expenses to
average net assets**..................        0.21%        0.00%        0.00%                           0.21%
Ratio of net investment income to
average net assets**..................        4.05%        3.33%        3.93%                           4.27%
Ratio of net investment expense before
reimbursement and waiver to average
net assets**..........................        0.85%        0.95%        1.04%                           0.92%
Ratio of net investment income before
reimbursement and waiver to average
net assets**..........................        3.38%        2.38%        2.87%                           3.67%

  * The Adviser class became available for sale on April 15, 1994.
 ** Annualized for periods less than one year.
Per share data calculated using average number of shares outstanding throughout the period.
Financial Highlights

Selected data for a fund share outstanding throughout each period:
See Notes to Financial Statements.
69

                                                                           Government Fund
                                                               Select Class         Adviser Class*
                                                                Ten-month
                                                              period ended             Period from
                                                             October 31, 1994 April 15, 1994-October 31, 1994
                                                             ---------------- -------------------------------
Net asset value, beginning of period........................         $10.00                            9.67
                                                             ---------------- -------------------------------
Income from
Investment Operations
Net investment income.......................................            .40                             .24
Net realized and unrealized gain (loss) on investments......           (.63)                           (.24)
                                                             ---------------- -------------------------------
Total.......................................................           (.23)                            .00
Less Distributions
Dividends from net investment income........................           (.36)                           (.26)
Dividends in excess of net investment income................            .00                             .00
Distributions from realized gain on investments.............            .00                             .00
                                                             ---------------- -------------------------------
Net asset value, end of period..............................         $ 9.41                            9.41
                                                             ================ ===============================
Total return................................................          (2.37)%                         (0.06)%
Net assets, end of period (000's)...........................        $26,110                             151
Ratio of total investment expenses to average net assets**..           0.41 %                          1.28 %
Ratio of net investment income to average net assets**......           5.29 %                          4.68 %
Ratio of net investment expense before reimbursement and
waiver to average net assets**..............................           1.16 %                          2.11 %
Ratio of net investment income before reimbursement and
waiver to average net assets**..............................           4.54 %                          3.85 %
Portfolio turnover rate.....................................          43.63 %                         43.63 %

                                               Aetna Mutual Funds Annual Report

                                                                Bond Fund
                                                   Select Class                   Adviser Class*
                                        Ten-month
                                       period ended  Year ended   Year ended         Period from
                                       October 31,  December 31, December 31, April 15, 1994-October 31,
                                          1994          1993         1992               1994
                                       ------------ ------------ ------------ --------------------------
Net asset value, beginning of period..     $10.37          9.99        10.00                      9.92
                                       ------------ ------------ ------------ --------------------------
Income from
Investment Operations
Net investment income.................        .52           .55          .53                       .28
Net realized and unrealized gain
(loss) on investments.................       (.86)          .45          .16                      (.35)
                                       ------------ ------------ ------------ --------------------------
Total.................................       (.34)         1.00          .69                      (.07)
Less Distributions
Dividends from net investment
income................................       (.45)         (.55)        (.53)                     (.27)
Dividends in excess of net investment
income................................        .00          (.07)        (.17)                      .00
Distributions from realized gain on
investments...........................        .00           .00          .00                       .00
                                       ------------ ------------ ------------ --------------------------
Net asset value, end of period........     $ 9.58         10.37         9.99                      9.58
                                       ============ ============ ============ ==========================
Total return..........................      (3.31)%       10.20%        7.23%                    (0.68)%
Net assets, end of period (000's).....    $27,584        46,788       37,209                    25,405
Ratio of total investment expenses to
average net assets**..................       0.76 %        0.47%        0.05%                     1.49 %
Ratio of net investment income to
average net assets**..................       6.29 %        5.34%        5.44%                     5.36 %
Ratio of net investment expense before
reimbursement and waiver to average
net assets**..........................       1.06 %        1.01%        1.10%                     1.81 %
Ratio of net investment income before
reimbursement and waiver to average
net assets**..........................       5.98 %        4.80%        4.39%                     5.04 %
Portfolio turnover rate...............      51.80 %       50.01%       57.05%                    51.80 %

  * The Adviser class became available for sale on April 15, 1994.
 ** Annualized for periods less than one year.
*** The .33 distribution in the Select Class is composed of .25 of tax exempt and .08 taxable income per share. The .23 distribution in the Adviser Class is composed of .21 of tax exempt and .02 of taxable income per share.
Per share data calculated using average number of shares outstanding throughout the period.
Financial Highlights

Selected data for a fund share outstanding throughout each period:
See Notes to Financial Statements.
71

                                                                              Tax-Free Fund
                                                               Select Class          Adviser Class*
                                                                Ten-month
                                                              period ended             Period from
                                                             October 31, 1994 April 15, 1994-October 31, 1994
                                                             ---------------- -------------------------------
Net asset value, beginning of period........................         $10.00                            9.32
                                                             ---------------- -------------------------------
Income from
Investment Operations
Net investment income.......................................            .38                             .21
Net realized and unrealized gain (loss) on investments......          (1.07)                           (.33)
                                                             ---------------- -------------------------------
Total.......................................................           (.69)                           (.12)
Less Distributions
Dividends from net investment income***.....................           (.33)                           (.23)
Dividends in excess of net investment income................            .00                             .00
Distributions from realized gain on investments.............            .00                             .00
                                                             ---------------- -------------------------------
Net asset value, end of period..............................         $ 8.98                            8.97
                                                             ================ ===============================
Total return................................................          (6.95)%                         (1.32)%
Net assets, end of period (000's)...........................         $1,465                          25,581
Ratio of total investment expenses to average net assets**..           0.30 %                          1.27 %
Ratio of net investment income to average net assets**......           4.85 %                          4.20 %
Ratio of net investment expense before reimbursement and
waiver to average net assets**..............................           1.20 %                          1.87 %
Ratio of net investment income before reimbursement and
waiver to average net assets**..............................           3.94 %                          3.60 %
Portfolio turnover rate.....................................          29.14 %                         29.14 %

                                               Aetna Mutual Funds Annual Report

                                                        The Aetna Fund
                                                Select Class               Adviser Class*
                                     Ten-month
                                    period ended  Year ended   Year ended    Period from
                                    October 31,  December 31, December 31, April 15, 1994-
                                       1994          1993         1992     October 31, 1994
                                    ------------ ------------ ------------ ----------------
Net asset value, beginning of
period.............................     $10.82         10.18        10.00            10.54
                                    ------------ ------------ ------------ ----------------
Income from
Investment Operations
Net investment income..............        .23           .34          .43              .19
Net realized and unrealized gain
(loss) on investments..............       (.28)          .64          .24              .00
                                    ------------ ------------ ------------ ----------------
Total..............................       (.05)          .98          .67              .19
Less Distributions
Dividends from net investment
income.............................       (.12)         (.30)        (.39)            (.11)
Dividends in excess of net
investment income..................        .00          (.01)        (.10)             .00
Distributions from realized gain
on investments.....................        .00           .00          .00              .00
Return of capital distribution.....        .00          (.03)         .00              .00
                                    ------------ ------------ ------------ ----------------
Net asset value, end of period.....     $10.65         10.82        10.18            10.62
                                    ============ ============ ============ ================
Total return.......................      (0.42)%        9.84%        6.64%            1.84%
Net assets, end of period (000's)..    $76,267        63,982       37,726           26,396
Ratio of total investment expenses
to average net assets**............       1.09 %        0.93%        0.07%            1.87%
Ratio of net investment income to
average net assets**...............       2.65 %        3.21%        4.31%            1.90%
Ratio of net investment expense
before reimbursement and
waiver to average net assets**.....       1.32 %        1.34%        1.47%            2.06%
Ratio of net investment income
before reimbursement and
waiver to average net assets**.....       2.42 %        2.79%        2.91%            1.67%
Portfolio turnover rate............      86.10 %       19.95%       13.35%           86.10%

  * The Adviser class became available for sale on April 15, 1994.
 ** Annualized for periods less than one year.
Per share data calculated using average number of shares outstanding throughout the period.
Financial Highlights

Selected data for a fund share outstanding throughout each period:
See Notes to Financial Statements.
73

                                                  Growth and Income Fund
                                                 Select Class              Adviser Class*
                                     Ten-month
                                    period ended  Year ended   Year ended    Period from
                                    October 31,  December 31, December 31, April 15, 1994-
                                        1994         1993         1992     October 31, 1994
                                    ------------ ------------ ------------ ----------------
Net asset value, beginning of
period.............................      $11.03        10.51        10.00            10.75
                                    ------------ ------------ ------------ ----------------
Income from
Investment Operations
Net investment income..............         .12          .19          .26              .11
Net realized and unrealized gain
(loss) on investments..............         .04          .50          .51              .30
                                    ------------ ------------ ------------ ----------------
Total..............................         .16          .69          .77              .41
Less Distributions
Dividends from net investment
income.............................        (.08)        (.16)        (.26)            (.08)
Dividends in excess of net
investment income..................         .00          .00          .00              .00
Distributions from realized gain
on investments.....................         .00          .00          .00              .00
Return of capital distribution.....         .00         (.01)         .00              .00
                                    ------------ ------------ ------------ ----------------
Net asset value, end of period.....      $11.11        11.03        10.51            11.08
                                    ============ ============ ============ ================
Total return.......................        1.40%        6.58%        7.81%            3.71%
Net assets, end of period (000's)..    $301,360       60,127       31,473            5,740
Ratio of total investment expenses
to average net assets**............        0.92%        1.13%        0.33%            2.32%
Ratio of net investment income to
average net assets**...............        1.51%        1.77%        2.83%            1.74%
Ratio of net investment expense
before reimbursement and
waiver to average net assets**.....        1.03%        1.27%        1.72%            2.42%
Ratio of net investment income
before reimbursement and
waiver to average net assets**.....        1.39%        1.55%        1.44%            1.65%
Portfolio turnover rate............       54.13%       23.60%       14.44%           54.13%
                                               Aetna Mutual Funds Annual Report
                                                                             74

                                                                      Growth Fund
                                                               Select Class   Adviser Class*
                                                                Ten-month       Period from
                                                              period ended    April 15, 1994-
                                                             October 31, 1994 October 31, 1994
                                                             ---------------- ----------------
Net asset value, beginning of period........................         $10.00            10.26
                                                             ---------------- ----------------
Income from
Investment Operations
Net investment income (loss)................................            .09             (.02)
Net realized and unrealized gain (loss) on investments......            .69              .50
                                                             ---------------- ----------------
Total.......................................................            .78              .48
Less Distributions
Dividends from net investment income........................            .00              .00
Dividends in excess of net investment income................            .00              .00
Distributions from realized gain on investments.............            .00              .00
                                                             ---------------- ----------------
Net asset value, end of period..............................         $10.78            10.74
                                                             ================ ================
Total return................................................           7.70 %           4.58 %
Net assets, end of period (000's)...........................        $27,188              417
Ratio of total investment expenses to average net assets**..           0.92 %           1.72 %
Ratio of net investment income to average net assets**......           1.10 %          (0.25)%
Ratio of net investment expense before reimbursement and
waiver to average net assets**..............................           1.42 %           2.17 %
Ratio of net investment income before reimbursement and
waiver to average net assets**..............................           0.60 %          (0.71)%
Portfolio turnover rate.....................................         120.32 %         120.32 %

  * The Adviser class became available for sale on April 15, 1994.
 ** Annualized for periods less than one year.
Per share data calculated using average number of shares outstanding throughout the period.

Financial Highlights

Selected data for a fund share outstanding throughout each period:
See Notes to Financial Statements.
75

                                                              Small Company Growth Fund
                                                           Select Class    Adviser Class*
                                                            Ten-month       Period from
                                                          period ended    April 15, 1994-
                                                         October 31, 1994 October 31, 1994
                                                         ---------------- ----------------
Net asset value, beginning of period....................         $10.00            10.24
                                                         ---------------- ----------------
Income from
Investment Operations
Net investment income (loss)............................            .02             (.04)
Net realized and unrealized gain (loss) on investments..            .37              .15
                                                         ---------------- ----------------
Total...................................................            .39              .11
Less Distributions
Dividends from net investment income....................            .00              .00
Dividends in excess of net investment income............            .00              .00
Distributions from realized gain on investments.........            .00              .00
                                                         ---------------- ----------------
Net asset value, end of period..........................         $10.39            10.35
                                                         ================ ================
Total return............................................           3.90 %           0.98 %
Net assets, end of period (000's).......................        $25,879              205
Ratio of total investment expenses to average net
assets**................................................           1.15 %           1.78 %
Ratio of net investment income to average net assets**..           0.21 %          (0.72)%
Ratio of net investment expense before reimbursement
and waiver to average net assets**......................           1.58 %           2.14 %
Ratio of net investment income before reimbursement and
waiver to average net assets**..........................          (0.22)%          (1.07)%
Portfolio turnover rate.................................         116.28 %         116.28 %

                                               Aetna Mutual Funds Annual Report

                                                    International Growth Fund
                                                Select Class               Adviser Class*
                                     Ten-month
                                    period ended Year ended   Year ended     Period from
                                    October 31,  December 31, December 31, April 15, 1994-
                                        1994        1993         1992      October 31, 1994
                                    ------------ ------------ ------------ ----------------
Net asset value, beginning of
period.............................      $11.17        8.88        10.00             11.24
                                    ------------ ------------ ------------ ----------------
Income from
Investment Operations
Net investment income..............         .06         .05          .06               .01
Net realized and unrealized gain
(loss) on investments..............         .33        2.65        (1.15)              .26
                                    ------------ ------------ ------------ ----------------
Total..............................         .39        2.70        (1.09)              .27
Less Distributions
Dividends from net investment
income.............................         .00        (.05)        (.03)              .00
Dividends in excess of net
investment income..................         .00        (.34)         .00               .00
Distributions from realized gain
on investments.....................         .00        (.02)         .00               .00
                                    ------------ ------------ ------------ ----------------
Net asset value, end of period.....      $11.56       11.17         8.88             11.51
                                    ============ ============ ============ ================
Total return.......................        3.49%      30.37 %     (10.84)%            2.40%
Net assets, end of period (000's)..     $31,479      39,847       26,640            26,647
Ratio of total investment expenses
to average net assets**............        1.66%       1.48 %       0.50 %            2.27%
Ratio of net investment income to
average net assets**...............        0.71%       0.50 %       1.36 %            0.17%
Ratio of net investment expense
before reimbursement and
waiver to average net assets**.....        1.80%       1.77 %       2.98 %            2.41%
Ratio of net investment income
before reimbursement and
waiver to average net assets**.....        0.57%       0.20 %     (1.12) %            0.02%
Portfolio turnover rate............       81.67%     110.38 %      81.74 %           81.67%

 * The Adviser class became available for sale on April 15, 1994.
** Annualized for periods less than one year.
Per share data calculated using average number of shares outstanding throughout the period.
Financial Highlights

Selected data for a fund share outstanding throughout each period:
See Notes to Financial Statements.
77

                                                                       Asian Growth Fund
                                                              Select Class    Adviser Class*
                                                                Ten-month       Period from
                                                              period ended    April 15 1994-
                                                             October 31, 1994 October 31, 1994
                                                             ---------------- ----------------
Net asset value, beginning of period........................         $10.00             8.56
                                                             ---------------- ----------------
Income from
Investment Operations
Net investment income (loss)................................            .05             (.01)
Net realized and unrealized gain (loss) on investments......           (.56)             .91
                                                             ---------------- ----------------
Total.......................................................           (.51)             .90
Less Distributions
Dividends from net investment income........................            .00              .00
Dividends in excess of net investment income................            .00              .00
Distributions from realized gain on investments.............            .00              .00
                                                             ---------------- ----------------
Net asset value, end of period..............................          $9.49             9.46
                                                             ================ ================
Total return................................................          (5.10)%          10.51 %
Net assets, end of period (000's)...........................        $29,386              314
Ratio of total investment expenses to average net assets**..           1.25 %           1.42 %
Ratio of net investment income to average net assets**......           0.71 %          (0.24)%
Ratio of net investment expense before reimbursement and
waiver to average net assets**..............................           1.81 %           1.73 %
Ratio of net investment income before reimbursement and
waiver to average net assets**..............................           0.15 %          (0.55)%
Portfolio turnover rate.....................................          65.50 %          65.50 %

                                               Aetna Mutual Funds Annual Report
                                                                             78

                     Principal    Market
                      Amount       Value
                    ---------- ------------
Government and Agency
Obligations (11.8%)
Federal Home Loan
Bank System,
4.75%, 11/25/94     $1,500,000 $  1,501,016
Federal National
Mortgage
Association, 4.75%,
11/29/94             6,000,000    5,977,833
Federal National
Mortgage
Association, MTN,
4.84%, 2/18/97       4,000,000    4,007,644
Student Loan
Marketing
Association, FRN,
5.20%, 1/21/97       5,000,000    5,005,747
U.S. Treasury Bill,
4.915%, 2/09/95      3,000,000    2,959,042
U.S. Treasury Note,
3.875%, 4/30/95      5,000,000    4,965,738
                               ------------
Total Government and Agency
Obligations (cost $24,417,020) $ 24,417,020
                               ------------
Corporate and Foreign
Obligations (87.9%)
Foreign & Supranational
Obligations (15.0%)
Australian Wheat
Board, Comm.
Paper, 5.53%,
7/24/95              3,000,000    2,996,946
Government
Development Bank
of Puerto Rico,
Comm. Paper,
5.05%, 11/01/94      6,500,000    6,500,000

See Notes to Portfolio of Investments.
                      Principal    Market
                       Amount       Value
                     ---------- ------------
Nordbanken N.A.,
Inc., Comm. Paper,
4.80%, 12/05/94      $4,000,000 $  3,981,867
Nordbanken N.A.,
Inc., Comm. Paper,
5.12%, 2/07/95        1,200,000    1,183,275
Nordbanken N.A.,
Inc., Comm. Paper,
5.24%, 3/14/95          500,000      490,321
Province Of British
Columbia, Comm.
Paper, 4.69%,
12/05/94              4,000,000    3,982,282
Skandinaviska
Enskilda Banken
Funding, Comm.
Paper, 3.46%,
12/13/94              7,000,000    7,000,000
Svenska
Handelsbanken,
Inc., Comm. Paper,
4.00%, 5/19/95        5,000,000    5,000,000
                                ------------
Total Foreign & Supranational
Obligations                     $ 31,134,691
                                ------------
Corporate Obligations (72.9%)
Aerospace & Aircraft (0.7%)
Lockheed
Corporation,
Comm. Paper,
4.013%, 5/11/95       1,500,000    1,502,048
                                ------------
Asset-Backed Securities (10.1%)
Carco Auto Loan
Trust 1993-2, Corp.
Note, 3.225%,
11/15/98              4,500,000    4,500,000
Portfolio of Investments

October 31, 1994
Money Market Fund


Aetna Mutual Funds Annual Report
79

                       Principal    Market
                        Amount       Value
                      ---------- ------------
Case Equipment Loan
Trust, Corp. Note,
3.58%, 2/15/95        $1,191,005 $  1,190,528
Caterpillar Financial
Trust 1993-2, Class
A-1, 4.688%,
6/25/95                2,218,231    2,218,110
Money Market Credit
Card Trust 1989-1,
Corp. Note, 3.26%,
6/10/96                  727,273      727,273
Money Market Credit
Card Trust 1989-1,
Corp. Note, 3.34%,
6/10/96                1,089,367    1,089,367
Money Market Credit
Card Trust 1989-1,
Corp. Note, 3.50%,
6/10/96                2,181,818    2,181,818
Olympic Automobile
Receivables, Corp.
Note, 5.56%,
9/15/95                9,089,482    9,089,482
                                 ------------
                                   20,996,578
                                 ------------
Autos & Auto Equipment (1.0%)
General Motors
Corp., Corp. MTN,
8.90%, 2/07/95         2,000,000    2,016,919
                                 ------------
Banks (2.5%)
First Fidelity Bank,
N.A., Corp. Note,
9.75%, 5/25/95         5,000,000    5,101,883
                                 ------------
Computer and Office
Equipment (2.9%)
Xerox Mexicana S.A.
de C.V., Comm.
Paper, 5.04%,
11/08/94               2,000,000    1,998,040
                      Principal    Market
                       Amount       Value
                     ---------- ------------
Xerox Mexicana S.A.
de C.V., Comm.
Paper, 5.15%,
11/08/94             $4,000,000 $  3,995,994
                                ------------
                                   5,994,034
                                ------------
Diversified (1.3%)
Dover Corp., Comm.
Paper, 4.87%,
11/14/94 (a)          1,000,000      998,241
Dover Corp., Comm.
Paper, 4.87%,
12/29/94 (a)          1,000,000      992,154
Enron Corporation,
Comm. Paper,
5.05%, 11/02/94         585,000      584,918
                                ------------
                                   2,575,313
                                ------------
Electric Utilities (2.9%)
Central & South West
Corporation,
Comm. Paper,
5.00%, 12/05/94       3,000,000    2,985,833
Pennsylvania Power
and Light Co.,
Comm. Paper,
4.80%, 11/02/94       3,000,000    2,999,600
                                ------------
                                   5,985,433
                                ------------
Equipment Leasing (3.9%)
International Lease
Finance
Corporation,
Comm. Paper,
4.82%, 11/15/94       4,000,000    3,992,502
USL Capital
Corporation,
Comm. Paper,
5.10%, 12/20/94       4,000,000    3,972,233
                                ------------
                                   7,964,735
                                ------------
Money Market Fund


             Aetna Mutual Funds Annual Report

                       Principal    Market
                        Amount       Value
                      ---------- ------------
Finance (45.4%)
American Express
Credit Corp.,
Comm. Paper,
4.15%, 12/05/94       $1,000,000 $    999,270
American Honda
Finance
Corporation, Corp.
Note, 3.865%,
3/10/95 (a)            3,100,000    3,099,519
AVCO Financial
Services, Inc.,
Corp. MTN,
3.62%, 6/02/95         4,000,000    4,000,000
Beneficial
Corporation, Corp.
MTN, 4.20%,
6/09/95                5,000,000    5,000,000
Bridgestone Firestone
Master Trust,
Comm. Paper,
4.90%, 11/17/94 (a)    4,000,000    4,000,000
Bridgestone Firestone
Master Trust,
Comm. Paper,
4.92%, 11/14/94 (a)    3,000,000    3,000,000
Budget Funding
Corporation, Corp.
Note, 5.09%,
12/27/94               2,500,000    2,480,206
Budget Funding
Corporation, Corp.
Note, 5.09%,
12/28/94               2,500,000    2,479,852
Caterpillar Financial
Services, Comm.
Paper, 5.08%,
11/16/94               1,500,000    1,496,825
See Notes to Portfolio of Investments.
                     Principal    Market
                      Amount       Value
                    ---------- ------------
CIESCO, L.P.,
Comm. Paper,
4.85%, 11/01/94     $6,696,000 $  6,696,000
Corporate Asset
Funding, Comm.
Paper, 4.84%,
11/23/94             4,000,000    3,988,169
Countrywide Funding
Corporation,
Comm. Paper,
4.43%, 2/17/95       5,000,000    5,000,000
Countrywide Funding
Corporation, Corp.
MTN, 4.85%,
11/09/94             4,500,000    4,495,150
CSW Credit Inc.,
Comm. Paper,
5.15%, 11/30/94      3,300,000    3,286,310
Dean Witter,
Discover & Co.,
Comm. Paper,
4.81%, 11/07/94      3,250,000    3,247,395
Fleet Mortgage
Group, Inc.,
Comm. Paper,
4.87%, 11/14/94      7,000,000    6,987,690
General Motors
Accept.
Corporation, Corp.
MTN, 9.05%,
12/12/94             2,000,000    2,008,411
General Motors
Accept.
Corporation, Corp.
MTN, 9.45%,
5/18/95              2,000,000    2,040,119
Greyhound Financial
Corp., Comm.
Paper, 4.925%,
11/14/94             2,200,000    2,196,087
Portfolio of Investments

October 31, 1994
Money Market Fund


Aetna Mutual Funds Annual Report
81

                     Principal    Market
                      Amount       Value
                    ---------- ------------
Greyhound Financial
Corp., Comm.
Paper, 5.05%,
11/28/94            $1,500,000 $  1,494,319
Household Finance
Corporation,
Comm. Paper,
5.15%, 11/28/94      3,300,000    3,287,250
Household Finance
Corporation, Corp.
MTN, 3.13%,
11/10/94             1,500,000    1,500,000
ITT Financial
Corporation, Corp.
Note, 3.158%,
11/17/94             3,500,000    3,499,849
ITT Financial
Corporation, Corp.
Note, 5.21%,
12/12/94             3,000,000    2,982,199
Paccar Financial
Corporation, Corp.
MTN, 6.13%,
12/15/94             1,500,000    1,504,171
Prudential Funding
Corp., Comm.
Paper, 3.44%,
2/24/95              5,000,000    4,998,923
Sears Roebuck
Acceptance Corp.,
Corp. MTN,
9.03%, 3/21/95       1,000,000    1,013,147
Transamerica
Financial Corp.,
Comm. Paper,
4.65%, 11/22/94      3,000,000    2,991,863

See Notes to Financial Statements.
                     Principal    Market
                      Amount       Value
                    ---------- ------------
Whirlpool Financial
Corporation,
Comm. Paper,
5.50%, 1/17/95      $1,500,000   $1,482,354
Whirlpool Financial
Corporation,
Comm. Paper,
5.52%, 2/13/95       3,000,000    2,952,160
                               ------------
                                 94,207,238
                               ------------
Health Services (0.8%)
Columbia/HCA
Healthcare Corp.,
FRN, 4.65%,
7/28/97              1,750,000    1,749,153
                               ------------
Retail (1.4%)
Dayton Hudson
Corporation,
Comm. Paper,
4.93%, 11/21/94      3,000,000    2,991,783
                               ------------
Total Corporate Obligations    $151,085,117
                               ------------
Total Corporate and Foreign
Obligations
(cost $182,219,808)            $182,219,808
                               ------------
Total Investments
(cost $206,636,828) (b)        $206,636,828

Notes to Portfolio of Investments

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(b) The cost of investments for income tax purposes is identical to book. There were no unrealized gains and losses at October 31, 1994.
Category percentages are based on net assets.
Money Market Fund


                                               Aetna Mutual Funds Annual Report

                      Principal    Market
                       Amount      Value
                     ---------- -----------
U.S. Government and Agency
Obligations (75.6%)
Agency Mortgage-Backed
Securities (14.7%)
Federal National
Mortgage
Association, 7.00%,
6/01/23              $  987,340 $   899,715
Federal National
Mortgage
Association, 7.00%,
8/01/23               1,008,212     918,733
Government National
Mortgage
Association, 9.00%,
7/15/16                 610,159     621,409
Government National
Mortgage
Association, 9.00%,
5/15/16                 559,558     569,875
Government National
Mortgage
Association, 8.50%,
10/15/07                827,736     844,036
                                -----------
                                  3,853,768
                                -----------
U.S. Agency Obligations (10.0%)
Private Export
Funding, 5.48%,
9/15/03                 900,000     821,853
Small Business
Administration,
8.25%, 11/01/11         909,107     895,915
Small Business
Administration
92-20K, 7.55%,
11/01/12                959,233     909,870
                                -----------
                                  2,627,638
                                -----------

See Notes to Portfolio of Investments.
                         Principal     Market
                           Amount      Value
                        ----------- -----------
U.S. Government Obligations (50.9%)
U.S. Treasury Bond,
10.375%, 11/15/12       $ 2,000,000 $ 2,370,000
U.S. Treasury Note,
5.125%, 4/30/98           5,000,000   4,676,560
U.S. Treasury Note,
5.125%, 6/30/98           2,500,000   2,328,905
U.S. Treasury Note,
6.50%, 4/30/99            2,000,000   1,930,624
U.S. Treasury Strips,
Zero Coupon,
5/15/03                   4,000,000   2,062,544
                                    -----------
                                     13,368,633
                                    -----------
Total U.S. Government and Agency
Obligations
(cost $20,935,397)                  $19,850,039
                                    -----------
Foreign & Supranational
Obligations (4.1%)
International Bank for
Reconstruction and
Development,
9.25%, 7/15/07            1,000,000   1,077,940
                                    -----------
Total Foreign & Supranational
Obligations
(cost $1,133,383)                    $1,077,940
                                    -----------
Short-Term Investments (19.3%)
American Express
Credit Corp.,
4.72%, 11/02/94           1,279,000   1,278,832
CIESCO, L.P.,
4.85%, 11/01/94           1,200,000   1,200,000
General Electric Co.
(U.S.), 4.72%,
11/01/94                    465,000     465,000
Portfolio of Investments

October 31, 1994
Government Fund


Aetna Mutual Funds Annual Report
83

                      Principal    Market
                       Amount      Value
                     ---------- -----------
Koch Industries
Incorporated, 4.84%,
11/01/94 (a)         $  930,000    $930,000
Norwest Financial,
Inc., 4.70%,
11/02/94              1,200,000   1,199,843
                                -----------
Total Short-Term Investments
(cost $5,073,675)                $5,073,675
                                -----------
Total Investments
(cost $27,142,455) (b)          $26,001,654


See Notes to Financial Statements.

Notes to Portfolio of Investments

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(b) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains.....           $0
Unrealized losses....   (1,140,801)
                      -------------
Net unrealized loss..  $(1,140,801)
                      =============
Category percentages are based on net assets.
Government Fund


                                               Aetna Mutual Funds Annual Report
                                                                             84

                       Principal     Market
                         Amount      Value
                      ----------- -----------
Long-Term Bonds and Notes (91.6%)
U.S. Government and Agency
Obligations (30.8%)
Agency Mortgage-Backed
Securities (8.0%)
Federal Home Loan
Mortgage Corp.,
5.625%, 12/01/22       $  995,515 $ 1,004,848
Federal National
Mortgage
Association, 7.00%,
12/01/23                1,014,521     924,482
Federal National
Mortgage
Association, 90 34 C
PO, CMO, Zero
Coupon, 6/25/19           642,099     492,008
Federal National
Mortgage
Association, 92
114A PO, CMO,
Zero Coupon,
6/25/22                 1,077,407     809,402
Government National
Mortgage
Association, 10.00%,
11/15/18                  176,631     189,326
Government National
Mortgage
Association, 10.00%,
4/15/19                   122,101     130,877
Government National
Mortgage
Association, 10.00%,
7/15/19                   175,784     188,418
Government National
Mortgage
Association, 10.00%,
7/15/19                    34,348      36,816
See Notes to Portfolio of Investments.
                       Principal    Market
                        Amount      Value
                      ---------- -----------
Government National
Mortgage
Association, 9.50%,
7/15/18               $  434,760 $   454,732
                                 -----------
                                   4,230,909
                                 -----------
U.S. Agency Obligations (4.8%)
Private Export
Funding, 5.48%,
9/15/03                1,800,000   1,643,706
Small Business
Administration
92-20K, 7.55%,
11/01/12                 959,233     909,870
                                 -----------
                                   2,553,576
                                 -----------
U.S. Government
Obligations (18.0%)
U.S. Treasury Bond,
10.375%, 11/15/12      2,000,000   2,370,000
U.S. Treasury Note,
5.125%, 2/28/98        2,000,000   1,878,124
U.S. Treasury Note,
6.75%, 5/31/97         4,000,000   3,975,000
U.S. Treasury Strips,
Zero Coupon,
2/15/12                2,000,000     487,836
U.S. Treasury Strips,
Zero Coupon,
8/15/10                3,000,000     828,318
                                 -----------
                                   9,539,278
                                 -----------
Total U.S. Government and
Agency Obligations               $16,323,763
                                 -----------
Domestic Corporate & Convertible
Bonds and Notes (23.3%)
Asset-Backed Securities (3.8%)
Advanta Credit Card
1993-2, 5.105%,
8/31/00                2,000,000   1,993,750
                                 -----------
Portfolio of Investments

October 31, 1994
Bond Fund


Aetna Mutual Funds Annual Report
85

                        Principal    Market
                         Amount      Value
                       ---------- -----------
Finance Companies (11.5%)
American Express
Credit Corp., 8.50%,
6/15/99                $1,000,000 $ 1,020,347
Associates Corp.,
8.55%, 7/15/09          1,000,000   1,045,060
Commercial Credit
Corp., 8.70%,
6/15/09                 1,000,000   1,048,430
General Electric
Capital Corporation,
6.65%, 4/14/08          1,000,000     966,714
ITT Financial
Corporation,
8.875%, 6/15/03         1,000,000   1,038,661
Textron Financial
Corp. FRC-MTN,
5.26%, 11/24/95 (a)     1,000,000   1,000,000
                                  -----------
                                    6,119,212
                                  -----------
Other Corporate Bonds (7.9%)
Georgia Pacific Corp.,
9.50%, 12/01/11         1,000,000   1,035,218
Healthtrust Inc.,
10.75%, 5/01/02         1,000,000   1,086,250
Tele-Communications,
Inc., 9.25%, 4/15/02    1,000,000   1,016,724
TRW Incorporated,
9.35%, 6/04/20          1,000,000   1,073,690
                                  -----------
                                    4,211,882
                                  -----------
Total Domestic Corporate &
Convertible Bonds and Notes       $12,324,844
                                  -----------
Foreign & Supranational
Obligations (28.2%)
Abbey National FRN,
5.335%, 4/27/95 (a)     2,000,000   1,994,420

                        Principal    Market
                         Amount      Value
                       ---------- -----------
Bank of China, 6.75%,
3/15/99                $1,000,000 $   942,110
CEMEX S.A., 10.00%,
11/05/99                1,000,000   1,005,000
Empresa Dist Sur
FRN, 8.763%,
5/17/96                 1,500,000   1,507,500
European Investment
Bank, 13.00%,
8/31/96                 1,182,000   1,270,366
Interamerican
Development Bank,
12.25%, 12/15/08        1,200,000   1,578,276
International Bank for
Reconstruction and
Development,
9.25%, 7/15/07          2,000,000   2,162,475
KFW International
Finance, 8.85%,
6/15/99                 1,500,000   1,562,103
Korean Development
Bank, 8.60%,
3/25/02                 1,000,000     993,670
Republic of Argentina,
10.95%, 11/01/99        1,000,000     987,500
Swire Pacific Ltd.,
8.50%, 9/29/04 (a)      1,000,000     978,125
                                  -----------
                                   14,981,545
                                  -----------
Non-Agency Mortgage-Backed Securities (9.3%)
Chase Mortgage
1992-F, 8.25%,
5/25/08                 1,059,000   1,051,159
Marine Midland
1992-1 AM, 8.00%,
4/25/23                   977,004     972,119
Bond Fund


                                               Aetna Mutual Funds Annual Report

                        Principal    Market
                         Amount      Value
                       ---------- -----------
Prudential Home
Mortgage 1992 13
M1, 7.50%, 5/25/07     $  720,021 $   666,020
Prudential Home
Mortgage 92-39 M,
7.00%, 12/25/07           925,115     844,482
Residential Funding
Corp. 1992 S2A7,
8.00%, 5/25/20            400,922     401,451
Resolution Trust Corp.
1991 17B6, 8.20%,
9/25/21                 1,000,000     995,313
                                  -----------
                                    4,930,544
                                  -----------
Total Foreign & Supranational
Obligations and Non-Agency
Mortgage-Backed Securities        $19,912,089
                                  -----------
Total Long-Term Bonds and
Notes (cost $50,181,905)          $48,560,696
                                  -----------
                         Number
                           of        Market
                         Shares      Value
                       ---------- -----------
Preferred Stocks (2.2%)
Banking (1.1%)
Citicorp PERCS             30,000     588,750
                                  -----------
Retail (1.1%)
Sears Roebuck and Co.
PERCS                      10,000     566,250
                                  -----------
Total Preferred Stocks
(cost $1,143,138)                  $1,155,000
                                  -----------

See Notes to Financial Statements.
                     Principal    Market
                      Amount      Value
                    ---------- -----------
Short-Term Investments (2.1%)
CIESCO, L.P., Comm.
Paper, 4.85%,
11/01/94            $1,122,000  $1,122,000
                               -----------
Total Short-Term Investments
(cost $1,122,000)               $1,122,000
                               -----------
Total Investments
(cost $52,447,043) (b)         $50,837,696

Notes to Portfolio of Investments

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(b) The cost of investments for income tax purposes amounted to $52,475,683. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains.....     $124,903
Unrealized losses....   (1,762,890)
                      -------------
Net unrealized loss..  $(1,637,987)
                      =============
Category percentages are based on net assets.
Portfolio of Investments

October 31, 1994
Bond Fund


Aetna Mutual Funds Annual Report
87

                        Principal    Market
                         Amount      Value
                       ---------- -----------
Long-Term Bonds and Notes (93.0%)
Airport (3.7%)
City and County of
Denver, Colorado,
Airport System
Revenue Bonds,
7.00%, 11/15/99        $1,000,000 $   990,000
                                  -----------
Electric Revenue (10.0%)

Seattle, Washington
Light and Power
System, Light and
Power Revenue
Refunding Bonds,
4.90%, 5/01/03          1,000,000     916,250

Southern Minnesota
Municipal Power
Agency, Power
Supply System
Revenue Bonds,
5.50%, 1/01/03          1,000,000     973,750

Washington Public
Power Supply
System, Nuclear
Project No. 2
Revenue Refunding
Bonds, 5.375%,
7/01/11                 1,000,000     846,250
                                  -----------
                                    2,736,250
                                  -----------
General Obligation (17.4%)
Cedar Rapids, Iowa,
General Obligation
Bonds, 5.125%,
6/01/11                 1,000,000     855,000
Chesapeake, Virginia,
General Obligation
Bonds, 5.70%,
5/01/07                 1,000,000     963,750

See Notes to Portfolio of Investments.
                                Principal    Market
                                 Amount      Value
                               ---------- -----------
City and County of
Honolulu, Hawaii,
General Obligation
Bonds, 5.50%,
4/01/06                        $1,000,000 $   951,250
Commonwealth of
Puerto Rico, General
Obligation Bonds,
6.30%, 7/01/09                  1,000,000     975,000
State of Delaware,
General Obligation
Refunding Bonds,
5.20%, 7/01/02                  1,000,000     972,500
                                          -----------
                                            4,717,500
                                          -----------
Housing (3.3%)
Virginia Housing
Development
Authority, Mortgage
Revenue Bonds,
5.70%, 1/01/11                  1,000,000     890,000
                                          -----------
Insured (10.0%)
Atlanta, Georgia,
Airport Facilities
Revenue Refunding
Bonds, (Ambac-Insured), 5.30%,
1/01/03                         1,000,000     971,250
Florida Municipal
Power Agency, All
Requirements Power
Supply Project
Revenue Bonds
(Ambac-Insured),
5.10%, 10/01/14                 1,000,000     813,750
Portfolio of Investments

October 31, 1994
Tax-Free Fund


                                               Aetna Mutual Funds Annual Report

                               Principal    Market
                                Amount      Value
                              ---------- -----------
Kentucky Turnpike
Authority, Economic
Development Road
Revenue Refunding
Bonds (Ambac-Insured), 5.50%,
7/01/09                       $1,000,000 $   913,750
                                         -----------
                                           2,698,750
                                         -----------
Lease (7.2%)
Indiana Transportation
Finance Authority,
Airport Facilities
Lease Revenue
Bonds, 6.50%,
11/01/07                       1,000,000     987,500
State Public Works
Board of the State of
California, Lease
Revenue Bonds,
(The Regents of the
University of
California), 6.125%,
10/01/07                       1,000,000     961,250
                                         -----------
                                           1,948,750
                                         -----------
Pollution Control (6.6%)
Gulf Coast Waste
Disposal Authority,
Texas, Solid Waste
Disposal Revenue
Refunding Bonds,
(The Quaker Oats
Project), 5.70%,
5/01/06                        1,000,000     933,750
See Notes to Portfolio of Investments.
                          Principal    Market
                           Amount      Value
                         ---------- -----------
Illinois Development
Finance Authority,
Pollution Control
Revenue Refunding
Bonds,
(Commonwealth
Edison Project),
5.85%, 1/15/14           $1,000,000 $   857,500
                                    -----------
                                      1,791,250
                                    -----------
Prerefunded (11.8%)
San Antonio, Texas,
General Obligation
Limited Tax Bonds
(Prerefunded 8/01/97
@ 100), 7.875%,
8/01/10                   1,000,000   1,072,500
State of Wisconsin,
General Obligation
Bonds (Prerefunded
5/01/98 @ 101),
6.60%, 5/01/08            1,000,000   1,052,500
Tarrant County, Texas
Water Control and
Improvement
District No. 1, Water
Revenue Bonds
(Prerefunded 3/01/98
@ 100), 7.70%,
3/01/00                   1,000,000   1,076,250
                                    -----------
                                      3,201,250
                                    -----------
Sales/Special Tax (3.1%)
State of Illinois, Sales
Tax Revenue Bonds,
5.25%, 6/15/13            1,000,000     832,500
                                    -----------
Portfolio of Investments

October 31, 1994
Tax-Free Fund


Aetna Mutual Funds Annual Report
89

                                  Principal    Market
                                   Amount      Value
                                 ---------- -----------
Transportation (3.6%)

Pennsylvania Turnpike
Commission,
Pennsylvania
Turnpike Revenue
Bonds, 5.80%,
12/01/06                         $1,000,000 $   968,750
                                            -----------
University (6.5%)
Dormitory Authority of
the State of New
York, Consolidated
City University
System Revenue
Bonds, 5.75%,
7/01/09                           1,000,000     897,500
University of Alabama-Birmingham
Educational
Foundation, Student
Housing Revenue
Refunding Bonds,
5.30%, 12/01/14                   1,000,000     847,500
                                            -----------
                                              1,745,000
                                            -----------
Water/Sewer (9.8%)
DuPageWater
Commission,
Illinois, Water
Revenue Refunding
Bonds, 5.25%,
5/01/11                           1,000,000     857,500
Massachusetts Water
Resources Authority,
General Revenue
Refunding Bonds,
5.25%, 3/01/13                    1,000,000     831,250

See Notes to Financial Statements.
                        Principal    Market
                         Amount      Value
                       ---------- -----------

Portland, Oregon,
Sewer System
Revenue Bonds,
6.10%, 6/01/10         $1,000,000    $950,000
                                  -----------
                                    2,638,750
                                  -----------
Total Long-Term Bonds and Notes
(cost $27,026,318)                $25,158,750
                                  -----------
Short-Term Investments (5.3%)
Prudential Funding
Corp., Comm. Paper,
4.82%, 11/01/94           439,000     439,000
Travelers, Inc., Comm.
Paper, 4.82%,
11/01/94                1,000,000   1,000,000
                                  -----------
Total Short-Term Investments
(cost $1,439,000)                  $1,439,000
                                  -----------
Total Investments
(cost $28,465,318) (a)            $26,597,750

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains.....           $0
Unrealized losses....   (1,867,568)
                      -------------
Net unrealized loss..  $(1,867,568)
                      =============
Category percentages are based on net assets.
Tax-Free Fund


                                               Aetna Mutual Funds Annual Report

                    Number of    Market
                      Shares      Value
                    --------- ------------
Common Stocks (56.5%)
Aerospace & Defense (2.4%)
Martin Marietta
Corp.                  36,800 $  1,688,200
McDonnell Douglas
Corp.                   4,400      620,400
Northrop Grumman
Corp.                   3,200      140,400
                              ------------
                                 2,449,000
                              ------------
Autos & Auto Equipment (1.9%)
Chrysler Corp.          5,500      268,125
Eaton Corporation      11,000      576,125
Ford Motor Co.         37,400    1,103,300
                              ------------
                                 1,947,550
                              ------------
Banks (3.0%)
Citicorp               16,000      764,000
First Interstate
Bancorp.                9,000      720,000
First Union Corp.       2,500      112,500
Nationsbank
Corporation            14,843      734,729
Norwest Corp.          22,200      543,900
State Street Boston
Corp.                   7,500      248,906
                              ------------
                                 3,124,035
                              ------------
Building Materials &
Construction (0.3%)
Martin Marietta
Materials Inc.         14,100      290,813
                              ------------
Chemicals (2.8%)
Dow Chemical Co.        2,400      176,400

See Notes to Portfolio of Investments.
                      Number of    Market
                        Shares      Value
                      --------- ------------
du Pont (E.I.) de
Nemours & Co.            21,700 $  1,293,862
Georgia Gulf Corp.~       5,200      201,500
Lubrizol Corp.           13,600      438,600
Monsanto Company          3,900      296,887
Morton International,
Inc.                     12,600      359,100
Praxair, Inc.             2,600       60,125
Union Carbide Corp.       3,500      115,937
                                ------------
                                   2,942,411
                                ------------
Commercial Services (0.1%)
Fluor Corp.               2,500      123,750
                                ------------
Computer & Office
Equipment (3.4%)
Cabletron Systems,
Inc.~                     9,300      467,325
Compaq Computer
Corp.~                   15,300      613,912
Hewlett Packard
Company                   9,500      928,625
International
Business
Machines Corp.           17,700    1,318,650
Sun Microsystems,
Inc.~                     2,100       69,037
Tektronix, Inc.           1,500       57,000
                                ------------
                                   3,454,549
                                ------------
Computer Software (0.3%)
Computer Associates
International, Inc.       6,200      307,675
                                ------------
Consumer Products (1.9%)
Alberto-Culver
Company                   4,000      101,500
Portfolio of Investments

October 31, 1994
The Aetna Fund


Aetna Mutual Funds Annual Report
91

                     Number of    Market
                       Shares      Value
                     --------- ------------
Nike, Inc. Class B       2,200 $    133,925
Procter & Gamble
Co.                      5,500      343,750
Reebok International
Ltd.                     6,000      239,250
Springs Industries,
Inc., Class A           16,000      646,000
Unilever N.V.            2,000      237,500
VF Corporation           5,800      293,625
                               ------------
                                  1,995,550
                               ------------
Diversified (1.6%)
Minnesota Mining &
Manufacturing Co.        7,800      431,925
Textron Inc.            10,400      530,400
TRW Incorporated         9,000      641,250
                               ------------
                                  1,603,575
                               ------------
Electric Utilities (2.9%)
American Electric
Power Co., Inc.          9,400      300,800
Baltimore Gas &
Electric Co.             2,600       60,450
Consolidated Edison
Co. of New York,
Inc.                    28,700      713,913
Detroit Edison
Company                  4,600      121,325
Duke Power Co.          10,900      431,913
PECO Energy
Company                 24,000      615,000
Southern Co.            19,000      375,250
Unicom Corp.            14,000      302,750
Union Electric Co.       1,100       39,462
                               ------------
                                  2,960,863
                               ------------

                           Number of    Market
                             Shares      Value
                           --------- ------------
Electrical Equipment (3.0%)
Emerson Electric
Company                       11,600 $    704,700
General Electric Co.
(U.S.)                        28,200    1,378,275
General Instrument
Corp.~                        13,400      448,900
Grainger (W.W.),
Inc.                           9,700      533,500
                                     ------------
                                        3,065,375
                                     ------------
Financial Services (0.9%)
Dean Witter,
Discover & Co.                14,000      540,750
MBNA Corporation              12,700      339,725
                                     ------------
                                          880,475
                                     ------------
Food, Beverage & Tobacco (3.7%)
Anheuser Busch
Companies, Inc.               10,000      507,500
Archer-Daniels-Midland Co.    28,100      804,363
Coca Cola Company
(The)                         13,700      688,425
Conagra, Inc.                 22,000      684,750
Coors (Adolph) Co.            14,500      250,125
CPC International
Inc.                           8,000      428,000
Sara Lee Corp.                 1,700       41,863
Seagram Co. Ltd.              14,500      447,687
                                     ------------
                                        3,852,713
                                     ------------
Health Services (0.5%)
Humana Inc.~                  20,400      497,250
                                     ------------
The Aetna Fund


                                               Aetna Mutual Funds Annual Report

                        Number of    Market
                         Shares       Value
                       ---------- ------------
Health Technology (4.0%)
Allergan, Inc.              2,700 $     71,213
Amgen Inc.~                12,600      703,238
Baxter International,
Inc.                       12,400      322,400
Johnson & Johnson          22,000    1,201,750
Medtronic, Inc.            12,700      661,987
Merck & Co., Inc.           4,000      143,000
Pfizer Inc.                 6,200      459,575
Schering Plough
Corp.                       7,200      513,000
                                  ------------
                                     4,076,163
                                  ------------
Hotel, Restaurant & Casino (0.2%)
Caesars World, Inc.~        3,700      162,338
                                  ------------
Insurance (1.6%)
Progressive Corp.
(Ohio)                      1,700       64,600
SAFECO Corp.                2,500      125,000
St. Paul Companies,
Inc.                       28,000    1,221,500
TIG Holdings, Inc.         11,900      229,075
                                  ------------
                                     1,640,175
                                  ------------
Integrated Oil (5.3%)
Amoco Corp.                13,000      823,875
Atlantic Richfield
Co.                           100       10,837
Exxon Corp.                11,700      735,638
Kerr-Mcgee Corp.            6,200      304,575
MAPCO Inc.                  7,700      420,613
Mobil Corp.                14,400    1,238,400

See Notes to Portfolio of Investments.
                     Number of    Market
                       Shares      Value
                     --------- ------------
Royal Dutch
Petroleum Co.           11,100 $  1,293,150
Shell Transport and
Trading Co., Plc-ADR     8,500      606,688
                               ------------
                                  5,433,776
                               ------------
Machinery & Equipment (1.6%)
Caterpillar Inc.        14,000      836,500
Clark Equipment
Co.~                       900       63,112
Dover Corp.             11,900      660,450
Parker-Hannifin
Corp.                    1,400       65,450
                               ------------
                                  1,625,512
                               ------------
Media & Entertainment (0.3%)
Capital Cities/ABC,
Inc.                     3,800      315,875
                               ------------
Metals (1.2%)
American Barrick
Resource Corp.           5,300      126,537
Asarco Inc.              1,800       56,475
Homestake Mining
Co.                     22,700      425,625
Nucor Corp.              1,000       61,750
Phelps Dodge Corp.       1,000       61,375
Rouge Steel
Company                 19,400      501,975
                               ------------
                                  1,233,737
                               ------------
Oil & Gas Exploration and
Production (0.6%)
Equitable Resources
Inc.                    20,400      622,200
                               ------------
Portfolio of Investments

October 31, 1994
The Aetna Fund


Aetna Mutual Funds Annual Report
93

                     Number of    Market
                       Shares      Value
                     --------- ------------
Oil & Gas Utilities (0.3%)
Coastal Corp. (The)      8,000 $    228,000
Sonat Inc.               2,500       81,250
                               ------------
                                    309,250
                               ------------
Paper & Containers (1.3%)
Ball Corp.               2,100       59,325
Bemis Co., Inc.         10,000      247,500
Crown Cork & Seal
Company, Inc.~           5,500      213,813
International Paper
Co.                      1,400      104,300
Mead Corp.               1,200       59,550
Scott Paper Co.          4,600      304,175
Weyerhaeuser Co.         8,900      349,325
                               ------------
                                  1,337,988
                               ------------
Publishing (0.9%)
Gannett Co., Inc.       16,900      811,200
Tribune Co.              2,100      110,513
                               ------------
                                    921,713
                               ------------
Retail (2.9%)
Albertson
Incorporated            29,700      891,000
Dayton Hudson
Corporation              2,600      201,500
Kroger Co. (The)~        4,200      109,725
May Department
Stores Co. (The)        12,700      477,838
Rite Aid Corporation    17,000      408,000
Toys R Us, Inc.~        14,000      539,000

                    Number of    Market
                      Shares      Value
                    --------- ------------
Wal-Mart Stores,
Inc.                   17,000 $    399,500
                              ------------
                                 3,026,563
                              ------------
Semiconductors &
Electronics (0.7%)
General Motors
Corp., Class H          6,300      226,799
Micron Technology
Inc.                    1,100       43,588
Motorola, Inc.          8,400      494,550
                              ------------
                                   764,937
                              ------------
Specialty Consumer
Durables (0.1%)
Fleetwood
Enterprises, Inc.       2,600       59,800
                              ------------
Telephone Utilities (6.0%)
Airtouch
Communications~         8,000      239,000
Ameritech Corp.        23,000      928,625
AT&T Corp.             17,500      962,500
BCE Inc.               13,000      455,000
Bell Atlantic Corp.    14,700      769,912
BellSouth Corp.        18,200      969,150
MCI
Communications
Corp.                  16,000      369,000
Pacific Telesis
Group                  15,000      474,375
Sprint Corp.           29,700      968,962
                              ------------
                                 6,136,524
                              ------------
Transportation (0.8%)
Burlington Northern
Inc.                    1,200       59,850
The Aetna Fund


                                               Aetna Mutual Funds Annual Report

                    Number of    Market
                      Shares      Value
                    --------- ------------
Chicago and North
Western
Transportation
Company~               20,900 $    425,837
Pittston Service
Group                  12,400      342,550
                              ------------
                                   828,237
                              ------------
Total Common Stocks            $57,990,372
                              ------------
Preferred Stocks (2.9%)
Aerospace & Defense (0.7%)
Kaman Corp. 6.5%
Preferred              14,819      668,685
                              ------------
Autos & Auto Equipment (0.7%)
Chrysler Corp., $50
Par (a)                 5,000      681,875
                              ------------
Banks (0.1%)
Citicorp PERCS          6,300      123,638
                              ------------
Computer Software (0.0%)
American Express
DECS                      300       13,500
                              ------------
Retail (1.4%)
Sears Roebuck and
Co. PERCS              25,600    1,449,600
                              ------------
Total Preferred Stocks          $2,937,298
                              ------------
Total Common and Preferred
Stocks (cost $56,976,710 )     $60,927,670
                              ------------

See Notes to Portfolio of Investments.
                         Principal     Market
                          Amount        Value
                       ------------ ------------
Long-Term Bonds and Notes (37.7%)
U.S. Government and
Agency Obligations (17.8%)
Agency Mortgage-Backed
Securities (3.8%)
Federal National
Mortgage
Association 1991-3
Z Tranche, 8.50%,
1/25/21                  $3,022,498 $  2,929,677
Federal National
Mortgage
Association, 92
114A, PO, CMO,
Zero Coupon,
6/25/22                   1,267,538      952,238
                                    ------------
                                       3,881,915
                                    ------------
U.S. Government Obligations (14.0%)
U.S. Treasury Bill,
4.57%, 12/15/94             200,000      198,883
U.S. Treasury Bond,
7.50%, 11/15/24             400,000      378,875
U.S. Treasury Note,
6.50%, 9/30/96            5,000,000    4,979,685
U.S. Treasury Note,
6.875%, 7/31/99           1,000,000      977,500
U.S. Treasury Note,
9.375%, 4/15/96           7,500,000    7,795,313
                                    ------------
                                      14,330,256
                                    ------------
Total U.S. Government and Agency
Obligations                          $18,212,171
                                    ------------
Portfolio of Investments

October 31, 1994
The Aetna Fund


Aetna Mutual Funds Annual Report
95

                       Principal    Market
                        Amount       Value
                      ---------- ------------
Domestic Corporate & Convertible
Bonds and Notes (11.9%)
Electric Utilities (1.1%)
CMS Energy, Zero
Coupon, 10/01/99      $  750,000 $    707,294
Long Island Lighting
Co., 6.25%,
7/15/01                  500,000      414,219
                                 ------------
                                    1,121,513
                                 ------------
Financial Services (5.1%)
American General
Finance, 8.45%,
10/15/09               1,000,000    1,030,801
Commercial Credit
Corp., 8.70%,
6/15/09                1,000,000    1,048,437
General Motors
Accept.
Corporation,
6.15%, 1/16/01         1,300,000    1,157,812
Plus Capital Co. II
Ltd., 5.625%,
12/07/94 (a)           1,000,000      998,750
Textron Financial
Corp., 5.26%,
11/24/95 (a)           1,000,000    1,000,000
                                 ------------
                                    5,235,800
                                 ------------
Industrial (5.7%)
Beazer Homes USA
Senior Note,
9.00%, 3/01/04           300,000      253,500
Hospitality Franchise
Systems, Inc.,
4.50%, 10/01/99        3,000,000    2,910,000
                                 Principal    Market
                                  Amount       Value
                                ---------- ------------
Kaman Corp., 6.00%,
3/15/12                         $  499,000 $    370,508
News American
Holdings, 8.50%,
2/15/05                            700,000      672,183
Unisys Corporation,
10.625%, 10/01/99                  800,000      809,999
Viacom Inc., 8.00%,
7/07/06                          1,000,000      865,371
                                           ------------
                                              5,881,561
                                           ------------
Total Domestic Corporate &
Convertible Bonds and Notes                $ 12,238,874
                                           ------------
Foreign & Supranational
Obligations (3.4%)
African Development
Bank, 8.80%,
9/01/19                          1,000,000    1,064,063
Argentina FRB-Floating/Sinking,
5.00%, 3/31/05                     900,000      652,500
Banco Nacional de
Comercio Exterior,
S.N.C., 7.50%,
7/01/00                            500,000      455,625
Swire Pacific Ltd.,
8.50%, 9/29/04 (a)               1,000,000      978,125
Transportadora de
Gas Del Sur,
7.75%, 12/23/98                    400,000      354,000
                                           ------------
Total Foreign &
Supranational
Obligations                                   3,504,313
                                           ------------
The Aetna Fund


                                               Aetna Mutual Funds Annual Report

                               Principal    Market
                                Amount       Value
                              ---------- ------------
Non-Agency Mortgage-
Backed Securities (4.6%)
DLJ Mortgage
Acceptance 94-MF11 A3, 8.10%,
5/18/04                       $4,000,000 $  3,740,000
Resolution Trust
Corp. 1991 17B6,
8.20%, 9/25/21                 1,000,000      995,312
                                         ------------
                                            4,735,312
                                         ------------
Total Foreign & Supranational
Obligations and Non-Agency
Mortgage-Backed Securities                 $8,239,625
                                         ------------
Total Long-Term Bonds and Notes
(cost $40,026,736)                        $38,690,670
                                         ------------
Short-Term Investments (3.3%)
Conagra, Inc., 4.90%,
11/01/94                       3,341,000    3,341,000
                                         ------------
Total Short-Term Investments
(cost $3,341,000)                          $3,341,000
                                         ------------
Total Investments
(cost $100,344,446) (b)                  $102,959,340


See Notes to Financial Statements.

Notes to Portfolio of Investments

 ~ Non-income producing security.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(b) The cost of investments for income tax purposes amounted to $100,365,397. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains.....   $5,379,942
Unrealized losses....   (2,785,999)
                      -------------
Net unrealized gain..   $2,593,943
                      =============
Category percentages are based on net assets.
Portfolio of Investments

October 31, 1994
The Aetna Fund


Aetna Mutual Funds Annual Report
97

                    Number of    Market
                      Shares      Value
                    --------- ------------
Common Stocks (93.8%)
Aerospace & Defense (2.1%)
Martin Marietta
Corp.                  54,200 $  2,486,425
McDonnell Douglas
Corp.                  23,800    3,355,800
Northrop Grumman
Corp.                  14,100      618,638
                              ------------
                                 6,460,863
                              ------------
Autos & Auto Equipment (2.3%)
Chrysler Corp.         30,800    1,501,500
Eaton Corporation      18,000      942,750
Ford Motor Co.        164,500    4,852,750
                              ------------
                                 7,297,000
                              ------------
Banks (5.3%)
Bankamerica Corp.      14,000      609,000
Citicorp               95,300    4,550,575
First Interstate
Bancorp.               36,200    2,896,000
First Union Corp.      51,900    2,335,500
Nationsbank
Corporation            67,600    3,346,200
Norwest Corp.          34,800      852,600
State Street Boston
Corp.                  60,400    2,004,525
                              ------------
                                16,594,400
                              ------------
Building Materials & Construction (0.1%)
Martin Marietta
Materials Inc.         11,000      226,875
                              ------------

See Notes to Portfolio of Investments.
                      Number of    Market
                        Shares      Value
                      --------- ------------
Chemicals (5.6%)
Dow Chemical Co.          3,400 $    249,900
du Pont (E.I.) de
Nemours & Co.           119,700    7,137,113
Lubrizol Corp.           70,900    2,286,525
Monsanto Company         24,500    1,865,063
Morton International,
Inc.                     31,900      909,150
PPG Industries, Inc.     84,500    3,443,375
Praxair, Inc.            21,700      501,813
Union Carbide Corp.      26,100      864,563
                                ------------
                                  17,257,502
                                ------------
Commercial Services (0.6%)
Fluor Corp.              36,400    1,801,800
                                ------------
Computer and Office Equipment (6.0%)
Alco Standard Corp.      50,000    2,850,000
Compaq Computer
Corp.~                   88,300    3,543,038
Hewlett Packard
Company                  44,300    4,330,325
International
Business
Machines Corp.          100,300    7,472,350
Tektronix, Inc.           3,200      121,600
                                ------------
                                  18,317,313
                                ------------
Computer Software (0.4%)
Computer Associates
International, Inc.      23,500    1,166,188
                                ------------
Consumer Products (2.3%)
American Greetings
Corp. Class A            70,700    1,939,831
Portfolio of Investments

October 31, 1994
Growth and Income Fund


                                               Aetna Mutual Funds Annual Report

                     Number of    Market
                       Shares      Value
                     --------- ------------
Gillette Company         5,500 $    409,063
Nike, Inc. Class B      28,800    1,753,200
Procter & Gamble
Co.                     21,300    1,331,250
Reebok International
Ltd.                    20,500      817,438
Unilever N.V.            2,000      237,500
VF Corporation          10,000      506,250
                               ------------
                                  6,994,532
                               ------------
Diversified (1.5%)
Corning Inc.            19,500      663,000
DSG International
Ltd.~                    6,000      156,000
Minnesota Mining &
Manufacturing Co.       15,300      847,238
Textron Inc.            37,900    1,932,900
TRW Incorporated        14,400    1,026,000
                               ------------
                                  4,625,138
                               ------------
Electric Utilities (4.9%)
American Electric
Power Co., Inc.         52,000    1,664,000
Baltimore Gas &
Electric Co.            13,900      323,175
CINergy Corp.            9,821      223,200
Consolidated Edison
Co. of New York,
Inc.                    83,500    2,077,063
Detroit Edison
Company                  4,900      129,238
Duke Power Co.          43,200    1,711,800
FPL Group, Inc.         48,400    1,603,250

See Notes to Portfolio of Investments.
                           Number of    Market
                             Shares     Value
                           --------- -----------
Houston Industries
Inc.                           2,200 $    76,725
PECO Energy
Company                       87,600   2,244,750
Southern Co.                 157,000   3,100,750
Unicom Corporation            79,400   1,717,025
Union Electric Co.             3,600     129,150
                                     -----------
                                      15,000,126
                                     -----------
Electrical Equipment (4.2%)
Emerson Electric
Company                       49,300   2,994,975
General Electric Co.
(U.S.)                       154,700   7,560,963
General Instrument
Corp.~                        34,000   1,139,000
Grainger (W.W.), Inc.         22,000   1,210,000
                                     -----------
                                      12,904,938
                                     -----------
Financial Services (1.6%)
Dean Witter, Discover
& Co.                         74,600   2,881,425
MBNA Corporation              75,400   2,016,950
                                     -----------
                                       4,898,375
                                     -----------
Food, Beverage & Tobacco (6.6%)
Anheuser Busch
Companies, Inc.               58,000   2,943,500
Archer-Daniels-Midland Co.   116,900   3,346,263
Coca Cola Company
(The)                         71,100   3,572,775
Conagra, Inc.                108,400   3,373,950
Coors (Adolph) Co.            30,300     522,675
CPC International Inc.        25,300   1,353,550
Portfolio of Investments

October 31, 1994
Growth and Income Fund


Aetna Mutual Funds Annual Report
99

                        Number of    Market
                         Shares       Value
                       ---------- ------------
Ralston-Ralston
Purina Group               17,000 $    722,500
Sara Lee Corp.             99,300    2,445,263
Seagram Co. Ltd.           68,700    2,121,113
                                  ------------
                                    20,401,589
                                  ------------
Health Services (0.6%)
Foundation Health
Corp.~                     18,300      599,325
Humana Inc.~               50,500    1,230,938
                                  ------------
                                     1,830,263
                                  ------------
Health Technology (7.8%)
Allergan, Inc.             32,400      854,550
Amgen Inc.~                55,400    3,092,013
Baxter International,
Inc.                       73,900    1,921,400
Bristol-Myers
Squibb Co.                 30,800    1,797,950
Johnson & Johnson         127,900    6,986,538
Medtronic, Inc.            31,600    1,647,150
Merck & Co., Inc.          23,800      850,850
Pfizer Inc.                15,200    1,126,700
Schering Plough
Corp.                      21,700    1,546,125
SmithKline Beecham
Plc                        29,700      905,850
Warner Lambert Co.         42,900    3,271,125
                                  ------------
                                    24,000,251
                                  ------------
Hotel, Restaurant & Casino (0.1%)
McDonald's Corp.            9,200      264,500
                                  ------------
Insurance (2.9%)
First Colony Corp.         13,000      260,000
General Re Corp.           21,500    2,408,000
                     Number of    Market
                       Shares      Value
                     --------- ------------
Progressive Corp.
(Ohio)                  20,000 $    760,000
SAFECO Corp.            26,800    1,340,000
St. Paul Companies,
Inc.                    50,100    2,185,613
TIG Holdings, Inc.      84,100    1,618,925
Torchmark Corp.          5,700      210,188
                               ------------
                                  8,782,726
                               ------------
Integrated Oil (10.2%)
Amoco Corp.             98,200    6,223,425
Ashland Oil Inc.        10,100      392,635
Exxon Corp.             65,800    4,137,175
Kerr-Mcgee Corp.        20,500    1,007,063
MAPCO Inc.              18,500    1,010,563
Mobil Corp.             87,900    7,559,400
Royal Dutch
Petroleum Co.           82,900    9,657,850
Shell Transport and
Trading Co., Plc        18,600    1,327,575
                               ------------
                                 31,315,686
                               ------------
Machinery & Equipment (4.2%)
Caterpillar Inc.        85,200    5,090,700
Dover Corp.             57,500    3,191,250
General Signal Corp.    32,500    1,170,000
Johnson Controls,
Inc.                    11,900      592,025
Parker-Hannifin
Corp.                   20,000      935,000
Tyco International,
Ltd.                    28,400    1,370,300
York International
Corp.                   17,600      686,400
                               ------------
                                 13,035,675
                               ------------
Growth and Income Fund


                                               Aetna Mutual Funds Annual Report

                    Number of    Market
                      Shares      Value
                    --------- ------------
Media & Entertainment (1.0%)
Capital Cities/ABC,
Inc.                   38,300 $  3,183,685
                              ------------
Metals (2.0%)
American Barrick
Resource Corp.         39,300      938,288
Homestake Mining
Co.                    53,500    1,003,125
Phelps Dodge Corp.     19,500    1,196,813
Rouge Steel
Company                40,000    1,035,000
USX-U.S. Steel
Group                  50,800    1,905,000
                              ------------
                                 6,078,226
                              ------------
Oil & Gas Exploration and
Production (0.7%)
Equitable Resources
Inc.                   40,150    1,224,575
Western Atlas Inc.~    19,800      910,800
                              ------------
                                 2,135,375
                              ------------
Oil & Gas Utilities (1.1%)
Coastal Corp. (The)    33,700      960,450
Williams
Companies, Inc.
(The)                  80,600    2,337,400
                              ------------
                                 3,297,850
                              ------------
Paper & Containers (2.0%)
Ball Corp.             20,800      587,600
Bemis Co., Inc.        30,500      754,875

See Notes to Portfolio of Investments.
                    Number of     Market
                      Shares      Value
                    --------- -------------
Crown Cork & Seal
Company, Inc.~         43,500 $   1,691,063
International Paper
Co.                    18,900     1,408,050
Scott Paper Co.         8,100       535,613
Union Camp Corp.       22,200     1,054,500
                              -------------
                                  6,031,701
                              -------------
Publishing (1.4%)
Dun & Bradstreet
Corp.                  12,300       721,088
Gannett Co., Inc.      75,900     3,643,200
                              -------------
                                  4,364,288
                              -------------
Retail (4.4%)
Albertson
Incorporated           36,100     1,083,000
CUC International
Inc.~                  33,700     1,082,613
Dayton Hudson
Corporation            18,000     1,395,000
Kroger Co. (The)~       9,900       258,638
May Department
Stores Co. (The)       74,700     2,810,588
Melville Corp.         37,700     1,258,238
Price/Costco, Inc.~    35,900       563,181
Rite Aid
Corporation            71,900     1,725,600
Toys R Us, Inc.~       29,200     1,124,200
Wal-Mart Stores,
Inc.                   89,500     2,103,250
                              -------------
                                 13,404,308
                              -------------
Portfolio of Investments

October 31, 1994
Growth and Income Fund


Aetna Mutual Funds Annual Report
101

                         Number of     Market
                           Shares       Value
                        ----------- ------------
Semiconductors & Electronics (0.9%)
General Motors
Corp., Class H               34,900 $  1,256,400
Motorola, Inc.                8,300      488,663
Sensormatic
Electronics Corp.            23,100      869,138
                                    ------------
                                       2,614,201
                                    ------------
Specialty Consumer Durables (0.0%)
Fleetwood
Enterprises, Inc.             5,700      131,100
                                    ------------
Telephone Utilities (9.9%)
Airtouch
Communications~              58,500    1,747,685
Ameritech Corp.             111,300    4,493,738
AT&T Corp.                   86,200    4,741,000
BCE Inc.                     59,200    2,072,000
Bell Atlantic Corp.          66,500    3,482,935
BellSouth Corp.              99,100    5,277,075
Cincinnati Bell Inc.          7,900      145,160
GTE Corp.                     2,200       67,650
MCI
Communications
Corp.                        26,000      599,625
Pacific Telesis
Group                        86,900    2,748,210

                    Number of    Market
                      Shares      Value
                    --------- ------------
Sprint Corp.          131,353 $  4,285,390
U.S. West, Inc.        15,900      598,239
                              ------------
                                30,258,707
                              ------------
Transportation (1.1%)
Federal Express
Corp.~                 15,000      911,250
Norfolk Southern
Corp.                  21,100    1,329,300
Union Pacific Corp.    25,900    1,265,863
                              ------------
                                 3,506,413
                              ------------
Total Common Stocks           $288,181,594
                              ------------
Preferred Stocks (2.3%)
Autos & Auto Equipment (0.5%)
Ford Motor Co. $50
Par                    14,800    1,431,900
                              ------------
Computer Software (0.6%)
American Express
DECS                   38,200    1,719,000
                              ------------
Retail (1.3%)
Sears Roebuck and
Co. PERCS              70,700    4,003,385
                              ------------
Total Preferred Stocks        $  7,154,285
                              ------------
Total Common and Preferred
Stocks (cost $285,214,071)    $295,335,879
                              ------------

Growth and Income Fund


                                               Aetna Mutual Funds Annual Report

                     Principal    Market
                      Amount       Value
                    ---------- ------------
Short-Term Investments (3.5%)
CIESCO, L.P.,
4.85%, 11/1/94      $9,897,000   $9,897,000
U.S. Treasury Bill,
4.57%, 12/15/94~~      800,000      795,532
Total Short-Term Investments
(cost $10,692,532)              $10,692,532
                               ------------
Total Investments
(cost $295,906,603) (a)        $306,028,411

Notes to Portfolio of Investments

 ~ Non-income producing security.

~~ $800,000 in principal of U.S. Treasury Bills has been pledged as collateral for initial margin for futures contracts.

(a) The cost of investments for income tax purposes amounted to $296,447,668. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains..... $11,624,697
Unrealized losses....  (2,043,954)
                      ------------
Net unrealized gain..  $9,580,743
                      ============
Category percentages are based on net assets.

See Notes to Financial Statements.
Portfolio of Investments

October 31, 1994
Growth and Income Fund


Aetna Mutual Funds Annual Report
103

                     Number of    Market
                       Shares     Value
                     --------- -----------
Common Stocks (95.6%)
Autos & Auto Equipment (5.9%)
Daimler Benz AKT-ADR    11,000 $   559,625
Ford Motor Co.          15,000     442,500
General Motors Corp.    16,000     632,000
                               -----------
                                 1,634,125
                               -----------
Building Materials & Construction (2.5%)
National Gypsum
Co.~                    20,000     675,000

-----------
Chemicals (6.6%)
Hercules Inc.            9,000   1,050,750
Monsanto Company        10,000     761,250
                               -----------
                                 1,812,000
                               -----------
Computer and Office Equipment (16.0%)
Bay Networks, Inc.~     40,000   1,012,500
Compaq Computer
Corp.~*                 25,000   1,003,125
Sun Microsystems,
Inc.~                   20,000     657,500
Tandem Computers
Inc.~*                  50,000     881,250
Unisys Corporation ~    80,000     850,000
                               -----------
                                 4,404,375
                               -----------
Electrical Equipment (3.0%)
General Instrument
Corp.~                  25,000     837,500
                               -----------
Financial Services (2.8%)
Sunamerica Inc.         20,000     777,500
                               -----------
Food, Beverage & Tobacco (2.7%)
Cott Corp.              75,000     754,687
                               -----------

See Notes to Portfolio of Investments.
                          Number of    Market
                            Shares     Value
                          --------- -----------
Health Technology (8.8%)
Abbott Laboratories          25,000 $   775,000
Amgen Inc.*                  18,000   1,004,625
Upjohn Company               20,000     660,000
                                    -----------
                                      2,439,625
                                    -----------
Insurance (2.6%)
Partnerre Holdings
Ltd.                         35,000     715,313
                                    -----------
Integrated Oil (10.5%)
Atlantic Richfield Co.       10,000   1,083,750
British Petroleum Plc-ADR     7,000     595,000
Imperial Oil Ltd.            20,000     717,500
Smith International
Inc.~                        30,000     502,500
                                    -----------
                                      2,898,750
                                    -----------
Machinery & Equipment (4.7%)
Caterpillar Inc.*            14,000     836,500
Trinova Corp.                13,000     455,000
                                    -----------
                                      1,291,500
                                    -----------
Media & Entertainment (4.2%)
Brunswick Corp.              25,000     512,500
CBS, Inc.                    10,880     651,440
                                    -----------
                                      1,163,940
                                    -----------
Metals (4.4%)
Aluminum Company
of America                    8,400     716,100
Brush Wellman Inc.           30,000     502,500
                                    -----------
                                      1,218,600
                                    -----------
Growth Fund


Portfolio of Investments

October 31, 1994
                                               Aetna Mutual Funds Annual Report

                        Number of    Market
                          Shares     Value
                        --------- -----------
Retail (12.4%)
Hechinger Co. Class A      45,000 $   506,250
Home Depot, Inc.
(The)                      17,500     796,250
Intelligent Electronics
Inc.                       30,000     465,000
Nordstrom Inc.             19,000     938,125
U.S. Shoe
Corporation                40,000     715,000
                                  -----------
                                    3,420,625
                                  -----------
Semiconductors & Electronics (6.9%)
Micron Technology
Inc.*                      20,000     792,500
Motorola, Inc.*            19,000   1,118,625
                                  -----------
                                    1,911,125
                                  -----------
Transportation (1.6%)
Consolidated
Freightways Inc.~          20,000     447,500
                                  -----------
Total Common Stocks
(cost $24,973,894)                $26,402,165
                                  -----------

Index Options (0.6%)
                               Market
                       Units   Value
                      ------ ---------
Put Options Purchased
S&P 500 Index
Exercise Price $460,
Expiration Date
12/17/94............. 10,000  $ 46,875
S&P 500 Index
Exercise Price $465,
Expiration Date
12/17/94............. 22,500   126,563
                             ---------
Total Index Options
Purchased (cost
$306,600)............        $1173,438
                             =========
See Notes to Financial Statements.
                          Principal    Market
                           Amount      Value
                         ---------- -----------
Short-Term Investments (5.0%)
Cooper Industries, Inc.,
4.83%, 11/01/94......... $1,030,000  $1,030,000
U.S. Treasury Bill,
3.47%, 12/15/94.........    250,000     248,491
U.S. Treasury Bill,
4.10%, 12/15/94.........    100,000      99,396
                                    -----------
Total Short-Term Investments
(cost $1,378,439)                    $1,377,887
                                    -----------
Total Investments
(cost $26,658,933) (a)              $27,953,490


Notes to Portfolio of Investments

 ~ Non-income producing security.
(a) The cost of investments for income tax purposes amounted to $26,675,779. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains..... $2,245,312
Unrealized losses....   (967,601)
                      -----------
Net unrealized gain.. $1,277,711
                      ===========
* Call options have been written against stock outstanding. See schedule on page 85.
Category percentages are based on net assets.

Portfolio of Investments

October 31, 1994
Growth Fund


Aetna Mutual Funds Annual Report
105

Growth Fund

Call Options

                                                    Exercise Expiration  Market
                                             Shares   Price     Date      Value
                                             ------ -------- ---------- -------

Amgen Inc...................................  6,500      $55   01/21/95 $ 28,844
Caterpillar Inc.............................  7,000       53   11/19/94   51,625
Compaq Computer Corp........................ 10,000       38   01/21/95   45,000
Micron Technology Inc....................... 20,000       36   01/21/95  120,000
Motorola, Inc...............................  8,000       55   01/21/95   46,500
Tandem Computers Inc........................ 20,000       18   01/21/95   37,500
                                                                        --------
Total Deferred Premiums on Written Options..                            $329,469
                                                                        ========




See Notes to Portfolio of Investments.
Portfolio of Investments

October 31, 1994
                                               Aetna Mutual Funds Annual Report

                      Number
                        of      Market
                      Shares     Value
                      ------ ------------
Common Stocks (92.0%)
Aerospace & Defense (3.7%)
Orbital Sciences
Corp.~                20,500 $    438,188
Thiokol Corp.         21,300      524,512
                             ------------
                                  962,700
                             ------------
Autos & Auto Equipment (1.2%)
Lear Seating Corp.~   15,000      300,000
                             ------------
Banks (5.6%)
Cullen/Frost Bankers
Inc.                  15,000      498,750
Dime Bancorp Inc.~    60,000      525,000
FirstFed Michigan
Corp.                 21,500      448,812
                             ------------
                                1,472,562
                             ------------
Building Materials & Construction (2.3%)
Hughes Supply Inc.    18,500      342,250
National Gypsum
Co.~                   8,000      270,000
                             ------------
                                  612,250
                             ------------
Chemicals (5.4%)
NL Industries, Inc.~  60,200      767,550
Terra Industries Inc. 30,000      318,750
Vigoro Corporation    10,000      307,500
                             ------------
                                1,393,800
                             ------------
Commercial Services (4.1%)
McKesson Corp.
(When Issued)~        20,000      632,500
Right Mgmt
Consultants Inc.~     19,000      420,375
                             ------------
                                1,052,875
                             ------------

See Notes to Portfolio of Investments.
                        Number
                          of      Market
                        Shares     Value
                        ------ ------------
Computer and Office Equipment (2.1%)
Quantum Corp.~          20,000 $    305,000
Western Digital Corp.~  15,000      255,000
                               ------------
                                    560,000
                               ------------
Consumer Products (2.3%)
Fieldcrest Cannon Inc.~ 12,500      318,750
Rawlings Sporting
Goods Co.~              22,000      270,875
                               ------------
                                    589,625
                               ------------
Diversified (4.3%)
Blount Inc. Class A     10,000      426,250
Trigen Energy Corp.     35,000      700,000
                               ------------
                                  1,126,250
                               ------------
Financial Services (3.8%)
Foothill Group Inc.
Class A                 22,500      337,500
Money Store Inc.        32,500      666,250
                               ------------
                                  1,003,750
                               ------------
Food, Beverage & Tobacco (2.2%)
Thorn Apple Valley
Inc.                    20,000      567,500
                               ------------
Health Services (4.4%)
Employee Benefit Plans
Inc.~                   35,000      398,125
Helen Of Troy Ltd.~     25,000      468,750
Universal Health
Services Inc.
Class B~                11,000      292,875
                               ------------
                                  1,159,750
                               ------------
Portfolio of Investments

October 31, 1994
Small Company Growth Fund


Aetna Mutual Funds Annual Report
107

                         Number
                           of      Market
                         Shares    Value
                         ------ -----------
Health Technology (2.9%)
Foxmeyer Health Corp.~   45,200 $   751,450
                                -----------
Insurance (3.9%)
American Eagle Group
Inc.                     30,000     277,500
Markel Corp.~             6,300     259,088
Security-Connecticut
Corp.                    23,000     480,125
                                -----------
                                  1,016,713
                                -----------
Integrated Oil (4.3%)
Camco International Inc. 25,000     515,625
Offshore Pipelines Inc.~ 12,000     244,500
Western Co. of N.
America~                 20,700     367,425
                                -----------
                                  1,127,550
                                -----------
Machinery & Equipment (8.5%)
Acme-Cleveland Corp.     50,700     684,450
Agco Corp.               15,000     825,000
Millipore Corp.           8,000     411,000
Regal Beloit Corp.       21,000     294,000
                                -----------
                                  2,214,450
                                -----------
Media & Entertainment (2.0%)
Carmike Cinemas Inc.
Class A~                 23,500     511,125
                                -----------
Metals (6.4%)
Brush Wellman Inc.       42,300     708,525
Cleveland Cliffs Inc.     6,000     228,750
Minerals Technologies
Inc.                     25,000     743,750
                                -----------
                                  1,681,025
                                -----------
                         Number
                           of      Market
                         Shares    Value
                        ------- -----------
Paper & Containers (1.9%)
Repap Enterprises Inc.~ 100,000 $   493,750
                                -----------
Retail (6.7%)
Bradlees Inc.            30,000     461,250
Dress Barn               20,000     195,000
Forschner Group Inc.~     4,700      53,756
Lillian Vernon Corp.      9,900     167,063
Rex Stores Corp.~        17,000     323,000
Warnaco Group, Inc.
(The) Class A~           10,000     188,750
Wolverine World Wide,
Inc.                     15,000     367,500
                                -----------
                                  1,756,319
                                -----------
Semiconductors & Electronics (14.0%)
BMC Industries, Inc.     16,200     263,250
Burr-Brown Corp.~        40,000     545,000
Logicon Inc.             34,100   1,048,575
Merix Corp.~             20,000     270,000
Oak Industries Inc.~     15,000     386,250
Silicon Valley Group
Inc.~                    35,000     682,500
Tech-Sym Corp.~          18,400     443,900
                                -----------
                                  3,639,475
                                -----------
Total Common Stocks
(cost $22,513,464)              $23,992,919
                                -----------
Small Company Growth Fund



                                               Aetna Mutual Funds Annual Report

                          Principal    Market
                           Amount      Value
                         ---------- -----------
Short-Term Investments (7.8%)
Cooper Industries, Inc.,
4.83%, 11/1/94           $1,198,000  $1,198,000
Countrywide Funding
Corporation, 4.86%,
11/7/94                     850,000     849,312
                                    -----------
Total Short-Term Investments
(cost $2,047,312)                    $2,047,312
                                    -----------
Total Investments
(cost $24,560,776 ) (a)             $26,040,231

Notes to Portfolio of Investments

~ Non-income producing security.
(a) The cost of investments for income tax purposes amounted to $24,693,596. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains..... $2,084,101
Unrealized losses....   (737,466)
                      -----------
Net unrealized gain.. $1,346,635
                      ===========
Category percentages are based on net assets.


See Notes to Financial Statements.
Small Company Growth Fund


Portfolio of Investments

October 31, 1994
Aetna Mutual Funds Annual Report
109

                        Number     Market
                      of Shares    Value
                      --------- -----------
Common Stocks (94.1%)
Australia (1.4%)
Building Materials &
Construction (0.5%)
Australian National
Industries Ltd.         270,000    $290,728
                                -----------
Media & Entertainment
(0.5%)
News Corporation
Ltd.                     48,000     295,495
                                -----------
Oil & Gas Utilities
(0.4%)
Australian Gas Light
Company Ltd.             75,000     242,274
                                -----------
Total Australia                     828,497
                                -----------
Finland (1.8%)
Metals (1.0%)
Outokumpu Oy~            27,500     581,437
                                -----------
Paper & Containers
(0.8%)
Enso-Gutzeit Oy          52,500     465,638
                                -----------
Total Finland                     1,047,075
                                -----------
France (9.1%)
Autos & Auto
Equipment (1.2%)
PSA Peugeot
Citroen~                  4,500     673,886
                                -----------
Banks (1.7%)
Banque Nationale de
Paris BNP                10,800     534,704
Credit Local de
France SA CLF             6,300     482,243
                                -----------
                                  1,016,947
                                -----------

See Notes to Portfolio of Investments.
                       Number     Market
                     of Shares    Value
                     --------- -----------
Building Materials &
Construction (0.9%)
Lafarge-Copee SA         6,300    $499,619
                               -----------
Diversified (1.7%)
Pechiney
International SA        15,200     470,599
Ste. Nationale Elf
Aquitaine                7,150     528,421
                               -----------
                                   999,020
                               -----------
Financial Services (0.5%)
Cetelem                  1,550     302,564
                               -----------
Food, Beverage &
Tobacco (0.6%)
Eridania Beghin Say
SA                       2,400     324,910
                               -----------
Insurance (0.6%)
Assurances Generales
de France                8,000     326,775
                               -----------
Metals (1.9%)
Compagnie de St.
Gobain SA                4,400     558,065
Ugine SA~                7,500     563,756
                               -----------
                                 1,121,821
                               -----------
Total France                     5,265,542
                               -----------
Germany (5.5%)
Autos & Auto
Equipment (1.0%)
BMW AG                   1,090     561,650
                               -----------
Banks (1.0%)
Deutsche Bank AG         1,125     554,254
                               -----------
Chemicals (1.0%)
BASF AG                  2,800     592,560
                               -----------
Diversified (0.9%)
Preussag AG              1,800     527,176
                               -----------
Portfolio of Investments

October 31, 1994
International Growth Fund


                                               Aetna Mutual Funds Annual Report

                            Number     Market
                          of Shares    Value
                          --------- -----------
Electric Utilities (0.7%)
Veba AG                       1,250    $418,869
                                    -----------
Machinery &
Equipment (0.9%)
Mannesmann AG                 2,000     534,557
                                    -----------
Total Germany                         3,189,066
                                    -----------
Italy (2.9%)
Autos & Auto
Equipment (0.6%)
Fiat Sp A~                  156,500     378,445
                                    -----------
Building Materials &
Construction (0.6%)
Italcementi Fabbriche
Riunt                        48,100     319,241
Italcementi Fabbriche
Riunt Warrants~              11,100       2,381
                                    -----------
                                        321,622
                                    -----------
Telephone Utilities (1.7%)
STET Di Risp                400,000     989,377
                                    -----------
Total Italy                           1,689,444
                                    -----------
Japan (39.3%)
Autos & Auto
Equipment (2.9%)
Honda Motor Co.              52,000     907,289
Mazda Motor Corp.~          130,000     771,732
                                    -----------
                                      1,679,021
                                    -----------
Banks (4.3%)
Shizuoka Bank Ltd.           94,000   1,281,025
Sumitomo Bank Ltd.           65,000   1,221,350
                                    -----------
                                      2,502,375
                                    -----------

See Notes to Portfolio of Investments.
                            Number     Market
                          of Shares    Value
                          --------- -----------
Building Materials &
Construction (2.0%)
Kuraray Co. Ltd.             90,000  $1,142,887
                                    -----------
Chemicals (1.6%)
Shin-etsu Chemical
Co. Ltd.                     43,000     914,516
                                    -----------
Consumer Products (3.0%)
Canon, Inc.                  57,000   1,059,261
Shimano Inc.                 34,000     677,473
                                    -----------
                                      1,736,734
                                    -----------
Electrical & Equipment
(8.4%)
Hitachi Ltd.                119,000   1,240,863
Nippondenso Co.
Ltd.                         42,000     897,584
Sega Enterprises Ltd.         8,000     415,445
Sony Corp.                   22,000   1,342,350
TDK Corp.                    20,000     982,862
                                    -----------
                                      4,879,104
                                    -----------
Electric Utilities (1.5%)
Tohoku Electric
Power Co. Inc.               35,000     896,139
                                    -----------
Financial Services (1.7%)
Japan Associated
Finance Co. Ltd.                800     118,109
Nomura Securities
Company Ltd.                 40,000     838,323
                                    -----------
                                        956,432
                                    -----------
Home Furnishings &
Appliances (0.7%)
Keiyo Co. Ltd.               26,250     428,195
                                    -----------
Portfolio of Investments

October 31, 1994
International Growth Fund


Aetna Mutual Funds Annual Report
111

                        Number     Market
                      of Shares    Value
                      --------- -----------
Machinery &
Engineering (9.6%)
Amada Sonoike Co.,
Ltd.                    110,000    $993,702
Fuji Machine
Manufacturing Co.
Ltd.                     27,000     886,434
Mitsubishi Heavy
Industries Ltd.         171,000   1,392,928
NTN Corporation         132,000   1,015,280
Sumitomo Corp.          126,000   1,300,847
                                -----------
                                  5,589,191
                                -----------
Publishing (1.5%)
Toppan Printing Co.
Ltd.                     60,000     885,812
                                -----------
Retail (2.1%)
Aoyama Trading Co.
Ltd.                     17,000     523,023
Best Denki Co., Ltd.     45,000     710,820
                                -----------
                                  1,233,843
                                -----------
Total Japan                      22,844,249
                                -----------
Malaysia (1.8%)
Consumer Products (0.4%)
Sime Darby Berhad        85,000     234,540
                                -----------
Financial Services (0.5%)
AMMB Holdings
Berhad                   27,000     295,890
                                -----------
Metals (0.4%)
Aluminum Co.
Malaysia                171,000     254,325
                                -----------
Transportation (0.5%)
Malaysian Intl. Ship
Corp.                               258,837
                                -----------
Total Malaysia                    1,043,592
                                -----------
                        Number     Market
                      of Shares    Value
                      --------- -----------
Netherlands (4.9%)
Banks (0.6%)
ABN Amro Holdings
N.V.                     10,506    $373,251
                                -----------
Chemicals (0.9%)
Akzo Nobel                4,125     520,879
                                -----------
Electrical Equipment (1.2%)
Philips Electronics
N.V.                     21,600     714,867
                                -----------
Insurance (1.1%)
ING                      13,100     613,035
                                -----------
Media & Entertainment
(1.1%)
Polygram N.V.            13,500     600,526
                                -----------
Total Netherlands                 2,822,558
                                -----------
Norway (0.8%)
Chemicals (0.8%)
Norsk Hydro A.S.         11,111     447,798
                                -----------
Total Norway                        447,798
                                -----------
Singapore (1.8%)
Banks (1.2%)
Development Bank
of Singapore Ltd.        36,000     382,431
United Overseas
Bank Ltd.                27,900     305,884
                                -----------
                                    688,315
                                -----------
Transportation (0.6%)
Jurong Shipyard Ltd.     42,000     377,528
                                -----------
Total Singapore                   1,065,843
                                -----------
Spain (2.8%)
Building Materials &
Construction (0.6%)
Dragados Y
Construction SA          25,000     373,434
                                -----------
International Growth Fund


                                               Aetna Mutual Funds Annual Report

                         Number     Market
                       of Shares    Value
                       --------- -----------
Metals (0.8%)
Acerinox SA                4,000    $442,848
                                 -----------
Oil & Gas Expl. and
Prod. (0.7%)
Repsol SA                 12,000     383,898
                                 -----------
Telephone Utilities (0.7%)
Telefonica de Espana      29,000     392,644
                                 -----------
Total Spain                        1,592,824
                                 -----------
Sweden (2.0%)
Home Furnishings &
Appliances (1.2%)
Electrolux AB             13,500     701,496
                                 -----------
Machinery & Equipment
(0.8%)
Atlas Copco AB            34,250     469,351
                                 -----------
Total Sweden                       1,170,847
                                 -----------
Switzerland (2.1%)
Building Materials &
Construction (1.1%)
Holderbank Finlan
Glarus                       825     636,637
Holderbank Finlan
Glarus Warrants~           4,125       5,749
                                 -----------
                                     642,386
                                 -----------
Metals (1.0%)
Alusuisse-Lonza
Holdings AG                1,200     598,232
                                 -----------
Total Switzerland                  1,240,618
                                 -----------
United Kingdom (17.9%)
Banks (0.9%)
Abbey National Plc        74,000     502,713
                                 -----------
Building Materials &
Construction (1.6%)
BPB Ind. Plc              95,000     465,975

See Notes to Portfolio of Investments
                         Number     Market
                       of Shares    Value
                       --------- -----------
Cookson Group            120,000    $465,975
                                 -----------
                                     931,950
                                 -----------
Diversified (0.8%)
Bunzel                   178,000     471,468
                                 -----------
Food, Beverages &
Tobacco (1.8%)
Greenalls Group Plc       73,000     492,339
Hillsdown Holdings       210,000     575,111
                                 -----------
                                   1,067,450
                                 -----------
Health Services (1.0%)
Smithkline Beecham        99,070     602,968
                                 -----------
Media & Entertainment
(1.5%)
Ladbroke Group           180,000     447,336
Rank Organization
Plc                       63,000     417,170
                                 -----------
                                     864,506
                                 -----------
Metals (0.8%)
British Steel Plc        170,000     445,415
                                 -----------
Oil & Gas Utilities (3.3%)
British Gas Plc           65,800     315,218
British Petroleum
Co., Plc                  82,000     583,204
Eastern Electricity       30,000     390,193
North West Water
Plc                       65,000     599,391
                                 -----------
                                   1,888,006
                                 -----------
Publishing (0.8%)
Mirror Group Plc         214,000     493,345
                                 -----------
Retail (1.9%)
Great Universal
Stores Plc                55,000     503,580
Portfolio of Investments

October 31, 1994
International Growth Fund


Aetna Mutual Funds Annual Report
113

                        Number     Market
                      of Shares    Value
                      --------- -----------
Tesco Plc               155,000    $595,548
                                -----------
                                  1,099,128
                                -----------
Semiconductors &
Electronics (1.5%)
Croda International
Plc                      80,000     460,416
Siebe Plc                50,000     438,180
                                -----------
                                    898,596
                                -----------
Telephone Utilities
(1.2%)
British Telecom Plc     109,700     706,676
                                -----------
Transportation (0.8%)
Peninsular & Oriental
Steam                    45,000     467,937
                                -----------
Total United Kingdom             10,440,158
                                -----------
Total Common Stocks
(cost $51,423,816)              $54,688,111
                                -----------
                      Principal
                        Amount
                      --------- -----------
Short-Term Investments (6.8%)
American Express
Corp., Comm. Paper,
4.60%, 11/01/94          27,500   2,750,000

See Notes to Financial Statements.
                     Principal    Market
                       Amount     Value
                     --------- -----------
Chevron Corp., Comm.
Paper, 4.63%,
11/01/94                12,240  $1,224,000
                               -----------
Total Short-Term
Investments
(cost $3,974,000)(a)            $3,974,000
                               -----------
Total Investments
(cost $55,397,816) (a)         $58,662,111

Notes to Portfolio of Investments

~ Non-income producing security.

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains.....   $4,951,253
Unrealized losses....   (1,686,958)
                      -------------
Net unrealized gain..   $3,264,295
                      =============
Category percentages are based on net assets
International Growth Fund


                                               Aetna Mutual Funds Annual Report

                     Number of    Market
                       Shares     Value
                     --------- -----------
Common Stocks (91.5%)
Hong Kong (29.5%)
Banks (4.9%)
Hang Seng Bank Ltd.     86,000 $   623,229
HSBC Holdings PLC       68,800     816,875
                               -----------
                                 1,440,104
                               -----------
Building Materials & Construction (2.5%)
Hopewell Holdings
Ltd.                   735,000     751,407
                               -----------
Diversified (4.7%)
Citic Pacific Ltd.     220,000     661,922
Hutchison Whampoa
Ltd.                   160,000     739,178
                               -----------
                                 1,401,100
                               -----------
Electric Utilities (4.6%)
China Light & Power
Co. Ltd.               122,000     636,247
Hong Kong Electric
Holdings Ltd.          230,000     723,261
                               -----------
                                 1,359,508
                               -----------
Hotel, Restaurant & Casino (7.4
Amoy Properties Ltd.   300,000     372,695
Guangdong
Investments Ltd.     1,250,000     792,624
Hong Kong Land
Holdings Ltd.          225,000     576,512
Hysan Development
Co. Ltd.               175,000     466,516
                               -----------
                                 2,208,347
                               -----------
Retail (1.0%)
Esprit Asia Holdings
Ltd.                   630,000     297,574
                               -----------
Telephone Utilities (1.8%)
Hong Kong
Telecommunications
Ltd.                   250,000     535,425
                               -----------
See Notes to Portfolio of Investments.
                                  Number of    Market
                                    Shares     Value
                                  --------- -----------
Transportation (2.6%)
Swire Pacific Ltd.                  100,000 $   763,507
                                            -----------
Total Hong Kong                               8,756,972
                                            -----------
Indonesia (11.2%)
Autos & Auto Equipment (1.9%)
PT Gadjah Tunggal
(Foreign-Registered
shares)                             325,000     553,860
                                            -----------
Banks (1.8%)
PT Bank Tiara Asia
(Foreign-Registered
shares)                             220,000     395,187
PT Modern Bank
(Foreign-Registered
shares)                             121,500     124,515
                                            -----------
                                                519,702
                                            -----------
Financial Services (1.3%)
PT Wicaksana
Overseas
International
(Foreign-Registered
shares)                             154,000     390,120
                                            -----------
Hotel, Restaurant & Casino (2.2%)
PT Pakuwon Jati
(Foreign-Registered
shares)                             332,000     355,530
PT Dharmala Intiland
(Foreign-Registered
shares)                             225,000     308,308
                                            -----------
                                                663,838
                                            -----------
Paper & Containers (4.0%)
PT Intl. Indorayon
Utama (Foreign-Registered shares)   250,000     679,371
PT Pabrik Kertas
Tjiwi Kimia
(Foreign-Registered
shares)                             198,000     510,704
                                            -----------
                                              1,190,075
                                            -----------
Total Indonesia                               3,317,595
                                            -----------
Portfolio of Investments

October 31, 1994
Asian Growth Fund


Aetna Mutual Funds Annual Report
115

                        Number of    Market
                         Shares      Value
                       ---------- -----------
South Korea (1.9%)
Oil & Gas Expl. & Prod. (1.9%)
Yukong Ltd.                 9,600 $   551,565
                                  -----------
Total South Korea                     551,565
                                  -----------
Malaysia (16.7%)
Banks (1.2%)
Malayan Banking
BHD                        50,000     340,509
                                  -----------
Diversified (3.4%)
Mulpha International
BHD                       300,000     472,016
Renong Berhad             350,000     547,945
                                  -----------
                                    1,019,961
                                  -----------
Electric Utilities (1.8%)
Tenaga Nasional BHD       100,000     532,290
                                  -----------
Hotel, Restaurant & Casino (4.8%)
Faber Group BHD           255,000     288,434
Kampong Lanjut Tin
Dredging Berhad           175,000     767,124
Tan & Tan
Developments BHD          250,000     371,820
                                  -----------
                                    1,427,378
                                  -----------
Paper & Containers (4.5%)
Aokam Perdana
Berhad                     50,000     412,915
Aokam Perdana
Berhad 'A' Shares          20,000     156,556
Land & General BHD        155,000     764,384
                                  -----------
                                    1,333,855
                                  -----------
Publishing (1.0%)
The New Straits
Times Press BHD            75,000     293,541
                                  -----------
Total Malaysia                      4,947,534
                                  -----------
                                 Number of    Market
                                   Shares     Value
                                 --------- -----------
Philippines (7.5%)
Banks (2.4%)
Philippine National
Bank                                46,354 $   726,610
                                           -----------
Commercial Services (3.1%)
Ayala Land, Inc.                   212,000     332,315
SM Prime Holdings
Inc.                             1,700,000     580,788
                                           -----------
                                               913,103
                                           -----------
Electric Utilities (0.0%)
Manila Electric
Company 'B' shares                     400       5,627
                                           -----------
Food, Beverage & Tobacco (0.1%)
San Miguel
Corporation 'B'
shares                               6,000      32,556
                                           -----------
Home Furnishings & Appliances (0.9%)
Sanitary Wares
Manufacturing
Corp.                              434,700     266,446
                                           -----------
Telephone Utilities (1.0%)
Philippine Long
Distance Telephone                   5,000     289,389
                                           -----------
Total Philippines                            2,233,731
                                           -----------
Singapore (6.7%)
Banks (3.0%)
The Development
Bank of Singapore
Ltd. (Foreign-Registered shares)    55,000     584,270
Overseas-Chinese
Banking
Corporation Ltd.
(Foreign-Registered
shares)                             28,000     306,980
                                           -----------
                                               891,250
                                           -----------
Asian Growth Fund


                                               Aetna Mutual Funds Annual Report

                                     Number of    Market
                                       Shares     Value
                                     --------- -----------
Diversified (2.4%)
Straits Steamship
Land Ltd.                              200,000 $   715,015
                                               -----------
Transportation (1.3%)
Sembawang Corp.
Ltd.                                    50,000     388,151
                                               -----------
Total Singapore                                  1,994,416
                                               -----------
Thailand (16.5%)
Banks (8.6%)
Bangkok Bank
Company
Ltd.(Foreign-Registered shares)         60,000     650,002
Bangkok Metropolitan
Bank Public Co.
Ltd.(Foreign-Registered shares).....   550,000     733,760
Nava Finance &
Securities Public
Co. Ltd. (Foreign-Registered shares)    60,000     467,038
Siam City Bank
Public Co.
Ltd.(Foreign-Registered shares)        505,000     714,250
                                               -----------
                                                 2,565,050
                                               -----------
Building Materials & Construction (2.5%)
Siam Cement Public
Co. Ltd. (Foreign-Registered shares)     7,000     403,884
TPI Polene Public Co.
Ltd. (Foreign-Registered shares)        32,000     346,668
                                               -----------
                                                   750,552
                                               -----------
Electrical Equipment (0.6%)
Electricity Generating
Public Co. Ltd.                        220,000     194,198
                                               -----------

See Notes to Portfolio of Investments.
                                 Number of    Market
                                   Shares     Value
                                 --------- -----------
Home Furnishings & Appliances (0.5%)
Sanyo Universal
Electric Public Co.,
Ltd. (Foreign-Registered shares)     6,000 $   134,815
                                           -----------
Metals (4.3%)
Bangkok Steel
Industry Public
Company Ltd.
(Foreign-Registered
shares)                            201,000     516,150
Sahaviriya Steel
Industry Public Co.
(Foreign-Registered
shares)                            300,000     752,317
                                           -----------
                                             1,268,467
                                           -----------
Total Thailand                               4,913,082
                                           -----------
United States (1.5%)
Financial Services (1.5%)
Benpress Holdings
Corp.-GDR                           40,000     460,000
                                           -----------
Total United States                            460,000
                                           -----------
Total Common Stocks
(cost $25,149,963 )                        $27,174,895
                                           -----------
                                 Principal
                                   Amount
                                 --------- -----------
Short-Term Investments (7.0%)
American Express
Corp., Comm.
Paper, 4.60%,
11/01/94                         1,071,000   1,071,000
Chevron Corp.,
Comm. Paper,
4.63%, 11/01/94                  1,000,000   1,000,000
                                           -----------
Total Short-Term
Investments
(cost $2,071,000)                           $2,071,000
                                           -----------
Total Investments
(cost $27,220,963) (a)                     $29,245,895
Portfolio of Investments

October 31, 1994
Asian Growth Fund


Aetna Mutual Funds Annual Report
117

Notes to Portfolio of Investments

 ~ Non-income producing security.

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at October 31, 1994 are as follows:

Unrealized gains..... $2,962,388
Unrealized losses....   (937,456)
                      -----------
Net unrealized gain.. $2,024,932
                      ===========
Category percentages are based on net assets.


See Notes to Financial Statements.
Asian Growth Fund


                                               Aetna Mutual Funds Annual Report

The Shareholders and Board of Directors
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Aetna Series Fund, Inc. (comprising, respectively, Money Market Fund, Government Fund, Bond Fund, Tax-Free Fund, The Aetna Fund, Growth and Income Fund, Growth Fund, Small Company Growth Fund, International Growth Fund, and Asian Growth Fund) as of October 31, 1994, and the related statements of operations, statements of changes in net assets and financial highlights for Select Class shares for the ten month period ended October 31, 1994 and financial highlights for the Adviser Class shares for the period from April 15, 1994 (date of initial public offering) to October 31, 1994, and the statements of changes in net assets for the year ended December 31, 1993 and the financial highlights for each of the years in the two-year period ended December 31, 1993 for Select Class shares of the Money Market Fund, Bond Fund, The Aetna Fund, Growth and Income Fund and International Growth Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Aetna Series Fund, Inc. as of October 31, 1994, the results of their operations, changes in their net assets and the financial highlights for the Select Class shares and the Adviser Class shares for the years and periods specified in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick llp

Hartford, Connecticut
December 16, 1994
Independent Auditors' Report
Aetna Mutual Funds Annual Report
119

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
------------------------------------------

      (a)   Financial Statements:
            (1) Included in Part A:
                 Financial Highlights
            (2) Included in Part B:
      Audited financial statements as of October 31, 1994, which include the following:
            Statements of Assets and Liabilities as of October 31, 1994 Statements of Operations for the 10 month period ended October 31, 1994
            Statement of Changes in Net Assets for the 10 month period ended October 31, 1994 and the year ended December 31, 1993
            Notes to Financial Statements
            Changes to Portfolio of Investments
            Independent Auditors' Report

      Unaudited financial statements as of April 30, 1995, which include the following:
            Statements of Assets and Liabilities as of April 30, 1995 Statements of Operations for the six month period ended April 30, 1995
            Statements of Changes in Net Assets for the six month period ended April 30, 1995 and the 10 month period ended October 31, 1994 Notes to Financial Statements
            Unaudited Portfolio of Investments

      (b)   Exhibits:
            (1)(a)    Articles of Incorporation, including Articles
                      Supplementary1
            (2)       By-laws (as amended September 13, 1994)1
            (3)       Not applicable
            (4)       Not applicable
            (5)(a) Form of Investment Advisory Agreement between Registrant and Aetna Life Insurance and Annuity Company ("ALIAC")
            (5)(b) Subadvisory Agreement between Aetna Life Insurance and Annuity Company and Aeltus Far East (formerly Aeltus Investment Management International (FE) Limited)
            (5)(c) Form of Subadvisory Agreements between Aetna Life Insurance and Annuity Company and Aetna Capital Management Inc.
            (6)(a)    Underwriting Agreement between the Registrant and ALIAC1
            (6)(b) Dealer Agreement for Registrant between ALIAC and Aetna Investment Services, Inc. (February 8, 1994)1
            (7)       Not applicable
            (8)(a)(1) Custodian Agreement - Mellon Bank, N.A.1
            (8)(a)(2) Amendments to Custodian Agreement - Mellon Bank, N.A.1

            (9)(a)    Form of Administrative Services Agreement1
            (9)(b)    License Agreement1
            (10)(a)   Consent of Counsel
            (10)(b)   Opinion of Counsel2
            (11)      Consent of Independent Auditors
            (12)      Not applicable
            (13)      Not applicable
            (14)      Not applicable
            (15)(a)   Distribution Plan1
            (15)(b)   Form of Shareholder Services Plan1
            (16)      Schedule for Computation of Performance Data
            (18)      Powers of Attorney3
            (27)      Financial Data Schedules

1 Incorporated herein by reference to the Registration Statement on Form N-1A, File No. 33-85620, as filed electronically with the Securities and Exchange Commission on June 28, 1995.
2 Incorporated herein by reference to the Rule 24f-2 notice filed with the Securities and Exchange Commission on December 28, 1994.
3 Power of Attorney for Jon Y. Kim is included herein. Power of Attorney for all other signatories incorporated herein by reference to the Registration Statement on Form N-1A , File No. 33-41694, as filed with the Securities and Exchange Commission on March 27, 1995.

Item 25.    Persons Controlled by or Under Common Control
--------    ---------------------------------------------

            Registrant is a Maryland corporation for which separate financial statements are filed. As of September 30,1995, Aetna Life Insurance Company owned .65% of the Select Class, Aetna Life Insurance and Annuity Company owned 3.68% of the Select Class and 6.94% of the Adviser Class and The Aetna Casualty and Surety Company owned .06% of the Select Class of the Registrant's outstanding shares of beneficial interest. All these companies are owned by Aetna Life and Casualty Company, a Connecticut company.

            A diagram of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to the Registration Statement on Form N-4, File No. 33-88720, as filed with the Securities and Exchange Commission on January 20, 1995.

Item 26.    Number of Holders of Securities
--------    -------------------------------

            (1) Title of Series              (2) Number of Record Holders
            -------------------              ----------------------------
            As of September 30, 1995
                                             Select Class   Adviser Class
                                             ------------   -------------
            Money Market                         6,821       3,853
            Government                             104          61
            Bond                                 1,382          76
            Tax-Free                                55          86
            The Aetna                            2,678         308
            Growth and Income                    1,927         559
            Growth                                 407         563
            Small Company Growth                   270         416
            International Growth                 1,391         379
            Asian Growth                           226         273
            Ascent                                   4           0
            Crossroads                               4           0
            Legacy                                   4           0

Item 27.    Indemnification
--------    ---------------

            Article 9, Section (d) of the Registrant's Articles of Incorporation, provide for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires in October, 1996.

            Finally, reference is made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

------------------------------------------------------------------------------
Name                  Positions and Offices   Other Principal Position(s)
                      with Investment         Held Since October 31,
                      Adviser                 1992/Addresses*/**

------------------------------------------------------------------------------
Daniel P. Kearney     Director, President     Executive Vice President (since
                      and Chairman,           December 1993), and Group
                      Executive Committee,    Executive, Financial Division
                      Principal Executive     (February 1993 - December 1993)
                      Officer                 Aetna Life and Casualty Company;
                                              Director, Aetna Insurance Company
                                              of America (since February 1993);
                                              Director and Chairman, Aetna
                                              Realty Investors, Inc. (since
                                              January 3, 1992); Director of
                                              MBIA, Inc. (since 1992); Director,
                                              Margaretten Financial Corporation,
                                              Edison, New Jersey (1992-1994).

David E. Bushong      Acting Chief Financial  Vice President, Strategy & Policy,
                      Officer                 Investment Group (July 1991 -
                                              November 1992); Vice President,
                                              Corporate Planning Finance and
                                              Administration (November 1992 -
                                              March 1994); Vice President, Bond
                                              Investment, Portfolio Management
                                              (March 1994 - July 1994) for Aetna
                                              Life Insurance Company, The Aetna
                                              Casualty and Surety Company, The
                                              Standard Fire Insurance Company,
                                              151 Farmington Avenue, Hartford,
                                              CT 06118.

Christopher J. Burns  Director (1991);        Vice President (August 1988 -
                      Senior Vice President,  March 1991), Aetna Life Insurance
                      Life; Member of         Company; Director (February 1992 -
                      Executive Committee     December 1993) and Senior Vice
                                              President (December 1992-December
                                              1993) of Aetna Insurance Company
                                              of America; Director (1992 - April
                                              1995) and Senior Vice President,
                                              North American Operations (1993 -
                                              April 1995) of Aetna
                                              International, Inc. ; Director and
                                              member of Investment Committee
                                              (1992 - March 1995) of Aetna Life
                                              Insurance Company of Canada;
                                              Director (1992 - May 1995) of
                                              Seguros Monterrey Aetna, S.A.;
                                              Director (1992 - May 1995) of
                                              Fianzas Monterrey Aetna S.A.;
                                              Series "B" Director (1992 May
                                              1995) of Valores Monterrey Aetna
                                              S.A. de C.V.

Laura R. Estes        Director and Senior     Director and Senior Vice
                      Vice President, ALIAC   President, Aetna Insurance
                      Pension; Member of      Company of   America (since
                      Executive Committee     February 1993); Director,
                                              Aetna Investment Services,
                                              Inc. (since 1993).

John Y. Kim           Director and Senior     Chief Investment Officer, Aetna
                      Vice President, ALIAC   Life and Casualty Company (since
                      Investments             May 1994); Managing Director,
                                              Mitchell Hutchins Institutional
                                              Investors, New York, NY (September
                                              1993 - April 1994).

Shaun P. Mathews      Director and Senior     Director and Chief Operations
                      Vice President,         Officer, Aetna Investment
                      Strategic Markets and   Services, Inc. (since February
                      Products                1993); Director and Senior
                                              Vice President, Aetna Insurance
                                              Company of America (since February
                                              1993); Vice President of Aetna
                                              Life Insurance Company (since
                                              1991).

Scott A. Striegel     Director and Senior     Vice President, Aetna Life
                      Vice President          Insurance Company (since 1992);
                                              Senior Vice President (since 1992)
                                              and Director (since June 1991),
                                              Aetna Insurance Company of
                                              America.

James C. Hamilton     Director, Vice          Chief Financial Officer, Aetna
                      President and           Investment Services, Inc. (since
                      Treasurer               1993); Director, Vice President
                                              and Treasurer, Aetna Insurance
                                              Company of America (since February
                                              1993); Director, Aetna Private
                                              Capital, Inc. (since November
                                              1990); Vice President and Actuary
                                              of Aetna Life Insurance Company
                                              (since 1988).

Gary G. Benanav       Director                Executive Vice President,
                                              Property-Casualty Division (since
                                              December 1993) and Group Executive
                                              (April 1992-December 1993), Aetna
                                              Life and Casualty Company, Aetna
                                              Life Insurance Company and Aetna
                                              Casualty and Surety Company;
                                              Chairman and Chief Executive
                                              Officer (since September 1992) and
                                              Director (since October 1991),
                                              Aetna Life Insurance Company of
                                              America; Director and President
                                              (1992-1994), Aetna Insurance
                                              Company of America; President
                                              (since August 1994) and Director
                                              (1992-1994), Aetna Casualty
                                              Company of Connecticut, Aetna
                                              Commercial Insurance Company,
                                              Aetna Excess and Surplus Lines
                                              Company, Aetna Insurance Company,
                                              Aetna Personal Security Insurance
                                              Company, Farmington Casualty
                                              Company, The Automobile Insurance
                                              Company of Hartford, Connecticut;
                                              Director Aetna Series Fund, Inc.
                                              (April 30, 1993 - March 16,
                                              1994); Director of Barnes Group,
                                              Inc. (currently).

Eugene M. Trovato     Vice President,         Vice President Controller,
                      Controller              (February 1995 - Present),
                      (chief accounting       Assistant Vice President Planning
                      officer)                Reporting, and Analysis (October
                                              1992- February 1995), Assistant
                                              Vice President of Financial
                                              Reporting (July 1989-October
                                              1992), Director of Financial
                                              Reporting in Corporate Controllers
                                              (February 1989- July 1989), Aetna
                                              Life Insurance and Annuity Company

Zoe Baird             Senior Vice President   Senior Vice President and General
                      and General Counsel     Counsel of Aetna Life and
                                              Casualty Company (since April
                                              1992); Director, Zurn
                                              Industries, Inc., Erie,
                                              Pennsylvania (since April 1993);
                                              Director, Southern New England
                                              Telecommunication Corp. and
                                              Southern New England Telephone
                                              Company, New Haven, CT (since
                                              November 1990).

Susan Schechter       Counsel and Corporate   Counsel, Aetna Life and Casualty
                      Secretary               Company (since November 1993);
                                              Corporate Secretary and Counsel,
                                              Aetna Life Assignment Company
                                              (since June 1994); Associate
                                              Attorney, Steptoe & Johnson,
                                              Washington, D.C. (September
                                              1986-October 1993).

Fred J. Franklin      Vice President and      Chief Operating Officer and
                      Chief Compliance        General Counsel, Barclay
                      Officer                 Investments,  Inc., Providence,
                                              RI (January 1991 - November 1993).

    * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
    ** Certain officers and directors of the investment adviser currently hold
       (or have held during the past two years) other positions with affiliates of the Registrant which are not deemed to be principal positions.

Item 29.    Principal Underwriters
--------    ----------------------

      (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc. Variable Annuity Separate Accounts B, C, and G, (separate accounts of ALIAC registered as unit investment trusts), and Separate Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). ALIAC is also the depositor of Variable Life Accounts B, C and G. Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc.

      (b)

Name and Principal       Positions and Offices         Positions and Offices
Business Address*        with Principal Underwriter    with Registrant
-----------------        --------------------------    ---------------
David E. Bushong         Acting Chief Financial
                         Officer

Daniel P. Kearney        Director and President        Director

Christopher J. Burns     Director and Senior Vice
                         President, Life

Laura R. Estes           Director and Senior Vice
                         President, ALIAC Pensions

John Y. Kim              Director and Senior Vice      Director and Vice
                         President, ALIAC Investments  President

Shaun P. Mathews         Director and Senior Vice      Director and President
                         President, Strategic Markets
                         and Products

Scott A. Striegel        Director and Senior Vice
                         President, Annuity

James C. Hamilton        Director, Vice President      Vice President and
                         and Treasurer                 Treasurer

Gary G. Benanav          Director

Eugene M. Trovato        Vice President Controller

Zoe Baird                Senior Vice President and
                         General Counsel

Fred J. Franklin         Vice President and Chief
                         Compliance Officer

Susan Schechter          Corporate Secretary and
                         Counsel


      * The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

      (c)   Not applicable.


Item 30.    Location of Accounts and Records
--------    --------------------------------

            As required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder, the Registrant and its investment adviser, ALIAC, maintain physical possession of each account, book or other documents, except shareholder records, at its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

            Shareholder records are maintained by the transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53261.


Item 31.    Management Services
--------    -------------------

            Not applicable.


Item 32.    Undertakings
--------    ------------

            The Registrant undertakes that if requested by the holders of at least 10% of a Fund's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

            The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES
                                  ----------

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Aetna Series Fund, Inc. (Registrant) and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 17th day of November, 1995.

                                                AETNA SERIES FUND, INC.
                                                -----------------------
                                                      (Registrant)

                                          By          Shaun P. Mathews*
                                          -----------------------------------
                                                      Shaun P. Mathews
                                                      President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on November 17, 1995 in the capacities indicated.

Signature                  Title
---------                  -----

Shaun P. Mathews*          President and Director
-------------------------  (Principal Executive Officer)


James C. Hamilton*         Vice President and Treasurer
------------------------- (Principal Financial and Accounting Officer)

Morton Ehrlich*            Director
-------------------------

Maria T. Fighetti*         Director
-------------------------

David L. Grove*            Director
-------------------------

Daniel P. Kearney*         Director
-------------------------

John Y. Kim*               Director
-------------------------

Sidney Koch*               Director
-------------------------

Corine T. Norgaard*        Director
-------------------------

Richard G. Scheide*        Director
-------------------------



By:   /s/ Susan E. Bryant
------------------------------------
      * Susan E. Bryant
        Attorney-in-Fact

                             AETNA SERIES FUND, INC.
                                  EXHIBIT INDEX

Exhibit No.              Exhibit                                         Page
-----------              -------                                         ----

99-b(1)                  Articles of Incorporation, including              *
                         Articles Supplementary

99-b(2)                  By-laws (as amended September 13, 1994)           *

99-b(5)(a)               Form of Investment Advisory Agreements
                         between Registrant and Aetna Life                 -
                         Insurance and Annuity Company ("ALIAC")

99-b(5)(b)               Subadvisory Agreement between
                         Aetna Life Insurance and Annuity                  -
                         Company and Aeltus Far East (formerly
                         Aeltus Investment Management
                         International (FE) Limited)

99-b(5)(c)               Form of Subadvisory Agreements between
                         Aetna Life Insurance and Annuity                  -
                         Company and Aetna Capital Management Inc.

99-b(6)(a)               Underwriting Agreement between the                *
                         Registrant and ALIAC

99-b(6)(b)               Dealer Agreement for registrant between
                         ALIAC and Aetna Investment Services, Inc.         *
                         (February 8, 1994)

99-b(8)(a)(1)            Custodian Agreement - Mellon Bank, N.A.           *

99-b(8)(a)(2)            Amendments to Custodian Agreement -               *
                         Mellon Bank, N.A.

99-b(9)(a)               Form of Administrative Services Agreement         *

99-b(9)(b)               License Agreement                                 *

99-b(10)                 Consent of Counsel                                -

99-b(11)                 Consent of Independent Auditors                   -

99-b(15)(a)              Distribution Plan                                 *

99-b(15)(b)              Form of Shareholder Services Plan                 *

99-b(16)                 Schedule for Computation of Performance           -
                         Data

99-6(18)                 Powers of Attorney                                -

                         Financial Data Schedules                          -

*Incorporated by reference.